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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-07452
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
(Exact name of registrant as specified in charter)
11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Address of principal executive offices) (Zip code)
Philip A. Taylor 11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 12/31
Date of reporting period: 3/31/12

Item 1. Schedule of Investments.

Invesco V.I. Balanced Risk Allocation Fund
Quarterly Schedule of Portfolio Holdings
March 31, 2012

invesco.com/us	VIIBRA-QTR-1 03/12	Invesco Advisers, Inc.

Consolidated Schedule of Investments
March 31, 2012
(Unaudited)

	Principal
	Amount	Value
U.S. Treasury Bills—3.60%
0.06%, 07/19/12 (a) (b)	$11,000,000	$10,997,367

0.11%, 08/09/12 (a)	3,000,000	2,998,905

Total U.S. Treasury Bills (Cost $13,996,899)		13,996,272

	Shares
Exchange Traded Fund—0.74%
PowerShares DB Gold Fund (c) (Cost $2,666,248)	49,900	2,883,222

	Shares	Value
Money Market Funds—90.01%
Invesco V.I. Money Market Fund (d)	270,734,024	$270,734,024

Liquid Assets Portfolio — Institutional Class (d)	8,815,261	8,815,261

Premier Portfolio — Institutional Class (d)	8,815,261	8,815,261

STIC (Global Series) PLC — U.S. Dollar Liquidity Portfolio — Institutional Class (d)	61,269,262	61,269,262

Total Money Market Funds (Cost $349,633,808)		349,633,808

TOTAL INVESTMENTS—94.35% (Cost $366,296,955)		366,513,302

OTHER ASSETS LESS LIABILITIES—5.65%		21,934,335

NET ASSETS—100.00%		$388,447,637

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)	All or a portion of the value was pledged as collateral for open swap agreements. See Note 1E.

(c)	Not an affiliate of the Fund or its investment adviser.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Balanced-Risk Allocation Fund

Open Futures Contracts and Swap Agreements at Period-End(a)

					Unrealized
		Number of	Expiration	Notional	Appreciation
Long Futures Contracts		Contracts	Month	Value	(Depreciation)
100 Ounce Gold		232	June-2012	$38,788,080	$(357,560)
Australian 10 Year Bonds		545	June-2012	65,511,077	(49,617)
Canada 10 Year Bonds		476	June-2012	62,634,593	(365,295)
Dow Jones Eurostoxx 50		762	June-2012	24,482,171	(726,268)
E-Mini S&P 500 Index		326	June-2012	22,872,160	592,668
Euro Bond Future		306	June-2012	56,519,459	34,304
FTSE 100 Index		258	June-2012	23,645,463	(671,034)
Hang Seng Index		105	April-2012	13,859,200	(318,138)
Japan 10 Year Bonds		37	June-2012	63,466,240	(150,509)
LME Copper		109	May-2012	23,027,613	(394,490)
Long Gilt		352	June-2012	64,475,909	(133,805)
Russell 2000 Index Mini		226	June-2012	18,706,020	299,009
Topix Tokyo Price Index		274	June-2012	28,363,087	1,059,833
U.S. Treasury 20 Year Bonds		238	June-2012	32,791,937	(850,754)
WTI Crude		257	September-2012	26,897,620	(996,021)
Total Futures Contracts				$566,040,629	$(3,027,677)

Swap Agreements	Counterparty
Long Gilt	Goldman Sachs	52	June-2012	$9,391,914	$(31,703)
Soybean Meal(b)	Barclays Capital	42,340	May-2012	25,695,616	1,196,919
Soybean Meal(c)	Goldman Sachs	9,720	November-2012	6,393,238	424,463

Total Swap Agreements				$41,480,768	$1,589,679

(a)	Futures collateralized by $24,931,000 cash held with Goldman Sachs, the futures commission merchant.

(b)	Receive a return equal to Barclays Capital Soybean Meal S2 Nearby Excess Return Index and pay the product of (i) 0.30% of the Notional Amount multiplied by (ii) days in the period divided by 365.

(c)	Receive a return equal to Goldman Sachs Soybean Meal Excess Return Strategy and pay the product of (i) 0.30% of the Notional Amount multiplied by (ii) days in the period divided by 365.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Balanced-Risk Allocation Fund

Notes to Consolidated Quarterly Schedule of Portfolio Holdings
March 31, 2012
(Unaudited)
NOTE 1 — Significant Accounting Policies
Invesco V.I. Balanced-Risk Allocation Fund (the “Fund”) will seek to gain exposure to the commodity markets primarily through investments in the Invesco Cayman Commodity Fund IV Ltd. (the “Subsidiary”), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands. The Subsidiary was organized by the Fund to invest in commodity-linked derivatives. The Fund may invest up to 25% of its total assets in the Subsidiary.
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Invesco V.I. Balanced-Risk Allocation Fund

A.	Security Valuations — (continued)
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Consolidated Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and Consolidated Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Consolidated Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Other Risks -The Fund will seek to gain exposure to commodity markets primarily through an investment in the Subsidiary and through investments in exchange traded funds. The Subsidiary, unlike the Fund, may invest without limitation in commodities, commodity-linked derivatives and other securities, such as exchange traded notes, that may provide leverage and non-leveraged exposure to commodity markets. The Fund is indirectly exposed to the risks associated with the Subsidiary’s investments.
     The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.
Invesco V.I. Balanced-Risk Allocation Fund

E.	Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk.
     Interest rate, total return, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.
     A CDS is an agreement between two parties (“Counterparties”) to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances.
     Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.
     Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Consolidated Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations.
Invesco V.I. Balanced-Risk Allocation Fund

F.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Consolidated Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.

G.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of March 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$2,883,222	$—	$—	$2,883,222

Money Market Funds	349,633,808	—	—	349,633,808

U.S. Treasury Debt Securities	—	13,996,272	—	13,996,272

	352,517,030	13,996,272	—	366,513,302

Futures*	(3,027,677)	—	—	(3,027,677)

Swap Agreements*	—	1,589,679	—	1,589,679

Total Investments	$349,489,353	$15,585,951	$—	$365,075,304

*	Unrealized appreciation (depreciation)
Invesco V.I. Balanced-Risk Allocation Fund

NOTE 3 — Derivative Investments
Value of Derivative Instruments at Period-End
The table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of March 31, 2012:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities
Commodity risk
Futures contracts (a)	$—	$(1,748,071)

Swap agreements (a)	1,621,382	—

Interest rate risk
Futures contracts (a)	34,304	(1,549,980)

Swap agreements (a)	—	(31,703)

Market risk
Futures contracts (a)	1,951,510	(1,715,440)

	$3,607,196	$(5,045,194)

(a)	Includes cumulative appreciation (depreciation) of futures and swap agreements.
Effect of Derivative Instruments for the three months ended March 31, 2012
The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

	Futures *	Swap Agreements *
Realized Gain
Commodity risk	$4,320,547	$5,462,480

Interest rate risk	1,875,298	425,685

Market risk	11,460,811	—

Change in Unrealized Appreciation (Depreciation)
Commodity risk	(570,289)	756,742

Interest rate risk	(4,933,580)	(625,603)

Market risk	(470,654)	—

Total	$11,682,133	$6,019,304

*	The average notional value of futures and swap agreements outstanding during the period was $506,499,366 and $59,357,396, respectively.
Invesco V.I. Balanced-Risk Allocation Fund

NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2012 was $21,357,661 and $0, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$17,165

Aggregate unrealized (depreciation) of investment securities	(683)

Net unrealized appreciation of investment securities	$16,482

Cost of investments for tax purposes is $366,496,820.
Invesco V.I. Balanced-Risk Allocation Fund

Invesco Van Kampen V.I. Value
Opportunities Fund
Effective April 30, 2012, Invesco V.I. Basic Value Fund
was renamed Invesco Van Kampen V.I. Value Opportunities Fund.
Quarterly Schedule of Portfolio Holdings
March 31, 2012

invesco.com/us	VK-VIVOPP-QTR-1 03/12	Invesco Advisers, Inc.

Schedule of Investments (a)
March 31, 2012
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—97.06%
Advertising—5.80%
Omnicom Group Inc.	291,858	$14,782,608

Aerospace & Defense—1.80%
Honeywell International Inc.	75,273	4,595,417

Asset Management & Custody Banks—1.77%
Bank of New York Mellon Corp. (The)	186,456	4,499,183

Automobile Manufacturers—2.29%
Renault S.A. (France)	110,254	5,825,095

Brewers—3.48%
Molson Coors Brewing Co. -Class B	195,578	8,849,905

Cable & Satellite—6.02%
Comcast Corp. -Class A	105,796	3,174,938

Time Warner Cable Inc.	149,013	12,144,559

		15,319,497

Computer Hardware—6.17%
Apple Inc. (b)	13,062	7,830,277

Dell Inc. (b)	173,370	2,877,942

Hewlett-Packard Co.	210,373	5,013,189

		15,721,408

Department Stores—3.13%
Macy’s, Inc.	200,375	7,960,899

Diversified Banks—5.90%
Comerica Inc.	91,585	2,963,691

U.S. Bancorp	115,714	3,665,819

Wells Fargo & Co.	246,045	8,399,976

		15,029,486

General Merchandise Stores—2.14%
Target Corp.	93,385	5,441,544

Homebuilding—1.05%
Ryland Group, Inc. (The)	138,969	2,679,322

Household Products—2.75%
Procter & Gamble Co. (The)	104,230	7,005,298

Hypermarkets & Super Centers—2.40%
Wal-Mart Stores, Inc.	99,709	6,102,191

Industrial Conglomerates—1.73%
General Electric Co.	219,124	4,397,819

Integrated Oil & Gas—12.54%
Chevron Corp.	93,305	10,006,028

Exxon Mobil Corp.	41,717	3,618,116

Petroleo Brasileiro S.A. -ADR (Brazil)	162,863	4,325,641

Royal Dutch Shell PLC -ADR (United Kingdom)	150,115	10,527,565

Total SA -ADR (France)	67,539	3,452,594

		31,929,944

Investment Banking & Brokerage—2.69%
Goldman Sachs Group, Inc. (The)	24,484	3,045,075

Morgan Stanley	193,786	3,805,957

		6,851,032

Life & Health Insurance—1.59%
MetLife, Inc.	108,109	4,037,871

Managed Health Care—2.26%
UnitedHealth Group Inc.	97,844	5,766,925

Oil & Gas Drilling—1.14%
Noble Corp. (b)	77,372	2,899,129

Other Diversified Financial Services—8.62%
Bank of America Corp.	420,226	4,021,563

Citigroup Inc.	158,509	5,793,504

JPMorgan Chase & Co.	263,936	12,135,777

		21,950,844

Pharmaceuticals—4.15%
Bristol-Myers Squibb Co.	104,487	3,526,436

Pfizer Inc.	310,785	7,042,388

		10,568,824

Property & Casualty Insurance—14.32%
Allied World Assurance Co. Holdings AG (Switzerland)	69,241	4,754,779

Allstate Corp. (The)	185,464	6,105,475

Aspen Insurance Holdings Ltd.	248,971	6,956,250

Chubb Corp. (The)	207,917	14,369,144

Travelers Cos., Inc. (The)	72,326	4,281,699

		36,467,347

Steel—1.16%
POSCO -ADR (South Korea)	35,183	2,944,817

Wireless Telecommunication Services—2.16%
Vodafone Group PLC -ADR (United Kingdom)	199,237	5,512,888

Total Common Stocks & Other Equity Interests (Cost $195,540,614)		247,139,293

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Basic Value Fund

	Shares	Value

Money Market Funds—3.19%
Liquid Assets Portfolio — Institutional Class (c)	4,064,395	$4,064,395

Premier Portfolio — Institutional Class (c)	4,064,394	4,064,394

Total Money Market Funds (Cost $8,128,789)		8,128,789

TOTAL INVESTMENTS—100.25% (Cost $203,669,403)		255,268,082

OTHER ASSETS LESS LIABILITIES—(0.25%)		(633,485)

NET ASSETS—100.00%		$254,634,597

Investment Abbreviations:

ADR	— American Depositary Receipt
Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Basic Value Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2012
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco V.I. Basic Value Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
E.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
Invesco V.I. Basic Value Fund

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of March 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$249,442,987	$5,825,095	$—	$255,268,082

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2012 was $4,144,319 and $24,954,946, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$60,004,216

Aggregate unrealized (depreciation) of investment securities	(10,044,878)

Net unrealized appreciation of investment securities	$49,959,338

Cost of investments for tax purposes is $205,308,744.
NOTE 4 — Subsequent Event
Effective April 30, 2012, Invesco V.I. Basic Value Fund changed its name to Invesco Van Kampen V.I. Value Opportunities Fund.
Invesco V.I. Basic Value Fund

Invesco V.I. Capital Appreciation Fund
Quarterly Schedule of Portfolio Holdings
March 31, 2012

invesco.com/us	VICAP-QTR-1 03/12	Invesco Advisers, Inc.

Schedule of Investments (a)
March 31, 2012
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—96.12%
Aerospace & Defense—2.68%
Boeing Co. (The)	74,688	$5,554,546

Precision Castparts Corp.	60,983	10,543,961

		16,098,507

Air Freight & Logistics—0.31%
Expeditors International of Washington, Inc.	39,957	1,858,400

Apparel, Accessories & Luxury Goods—1.09%
Coach, Inc.	17,352	1,340,962

Prada S.p.A. (Italy)(b)(c)	347,300	2,258,506

Prada S.p.A. (Italy)(c)	455,500	2,962,134

		6,561,602

Application Software—1.44%
Citrix Systems, Inc. (c)	109,728	8,658,636

Asset Management & Custody Banks—0.86%
BlackRock, Inc.	25,316	5,187,248

Automotive Retail—0.58%
AutoZone, Inc. (c)	9,322	3,465,920

Biotechnology—2.39%
Celgene Corp. (c)	60,331	4,676,859

Gilead Sciences, Inc. (c)	198,906	9,716,558

		14,393,417

Broadcasting—1.06%
CBS Corp. -Class B	187,192	6,347,681

Cable & Satellite—4.03%
Comcast Corp. -Class A	265,532	7,968,615

DIRECTV -Class A (c)	289,651	14,291,380

DISH Network Corp. -Class A (c)	59,491	1,959,039

		24,219,034

Casinos & Gaming—0.95%
Las Vegas Sands Corp.	98,801	5,687,974

Communications Equipment—4.41%
F5 Networks, Inc. (c)	26,333	3,553,902

Juniper Networks, Inc. (c)	126,112	2,885,442

QUALCOMM, Inc.	294,690	20,044,814

		26,484,158

Computer Hardware—9.09%
Apple Inc.	91,142	54,636,895

Computer Storage & Peripherals—4.14%
EMC Corp. (c)	535,947	16,014,096

NetApp, Inc. (c)	152,849	6,843,050

SanDisk Corp. (c)	40,721	2,019,355

		24,876,501

Construction & Engineering—1.14%
Foster Wheeler AG (Switzerland)(c)	301,569	6,863,710

Construction & Farm Machinery & Heavy Trucks—1.44%
Cummins Inc.	72,186	8,665,207

Data Processing & Outsourced Services—1.26%
Visa Inc. -Class A	64,424	7,602,032

Department Stores—1.61%
Macy’s, Inc.	243,301	9,666,349

Diversified Banks—0.52%
Wells Fargo & Co. (c)	90,865	3,102,131

Diversified Metals & Mining—0.49%
Freeport-McMoRan Copper & Gold Inc.	76,906	2,925,504

Drug Retail—1.60%
CVS Caremark Corp.	214,982	9,631,194

Fertilizers & Agricultural Chemicals—0.92%
Monsanto Co.	69,173	5,517,238

Footwear—1.02%
NIKE, Inc. -Class B	56,437	6,120,028

Gold—1.38%
Goldcorp, Inc. (Canada)(c)	184,101	8,295,591

Health Care Equipment—0.85%
Baxter International Inc.	32,910	1,967,360

Medtronic, Inc.	80,317	3,147,623

		5,114,983

Health Care Services—1.02%
Express Scripts, Inc. (c)	113,397	6,143,849

Health Care Technology—0.46%
Allscripts Healthcare Solutions, Inc. (c)	167,521	2,780,849

Heavy Electrical Equipment—1.63%
ABB Ltd. (Switzerland)(c)	90,073	1,850,569

ABB Ltd. -ADR (Switzerland)(c)	388,390	7,927,040

		9,777,609

     See accompanying notes which are an integral part of this schedule.
Invesco V.I. Capital Appreciation Fund

	Shares	Value

Home Improvement Retail—0.71%
Home Depot, Inc. (The)	84,607	$4,256,578

Hotels, Resorts & Cruise Lines—0.65%
Starwood Hotels & Resorts Worldwide, Inc.	69,592	3,925,685

Industrial Conglomerates—2.62%
Danaher Corp.	181,021	10,137,176

General Electric Co.	280,827	5,636,198

		15,773,374

Industrial Machinery—0.87%
Ingersoll-Rand PLC (Ireland)	126,153	5,216,427

Integrated Oil & Gas—2.43%
Exxon Mobil Corp.	75,558	6,553,146

Occidental Petroleum Corp.	84,275	8,025,508

		14,578,654

Internet Retail—1.57%
Amazon.com, Inc. (c)	46,671	9,451,344

Internet Software & Services—5.34%
Baidu, Inc. -ADR (China)(c)	45,565	6,642,010

eBay Inc. (c)	221,267	8,162,539

Google Inc. -Class A (c)	26,986	17,304,503

		32,109,052

Investment Banking & Brokerage—0.84%
Goldman Sachs Group, Inc. (The)	40,651	5,055,765

IT Consulting & Other Services—2.27%
Cognizant Technology Solutions Corp. -Class A (c)	177,679	13,672,399

Life Sciences Tools & Services—1.34%
Agilent Technologies, Inc.	181,066	8,059,248

Managed Health Care—1.29%
UnitedHealth Group Inc.	131,583	7,755,502

Oil & Gas Drilling—0.85%
Ensco PLC -ADR (United Kingdom)	96,857	5,126,641

Oil & Gas Equipment & Services—4.58%
Cameron International Corp. (c)	100,557	5,312,426

Halliburton Co.	252,876	8,392,955

National Oilwell Varco Inc.	51,943	4,127,910

Weatherford International Ltd. (c)	641,621	9,682,061

		27,515,352

Oil & Gas Exploration & Production—1.87%
Anadarko Petroleum Corp.	99,871	7,823,894

Noble Energy, Inc.	34,771	3,399,909

		11,223,803

Other Diversified Financial Services—3.19%
JPMorgan Chase & Co.	417,315	19,188,144

Packaged Foods & Meats—0.32%
Mead Johnson Nutrition Co.	23,253	1,917,907

Pharmaceuticals—3.40%
Abbott Laboratories	98,711	6,049,997

Allergan, Inc.	150,935	14,403,727

		20,453,724

Railroads—1.41%
Union Pacific Corp.	78,849	8,474,691

Restaurants—1.91%
Starbucks Corp.	205,512	11,486,066

Semiconductors—2.23%
Broadcom Corp. -Class A (c)	225,046	8,844,308

Texas Instruments Inc.	83,042	2,791,041

Xilinx, Inc.	47,830	1,742,447

		13,377,796

Soft Drinks—2.21%
Coca-Cola Co. (The)	128,488	9,509,397

Monster Beverage Corp. (c)	60,868	3,779,294

		13,288,691

Systems Software—3.43%
Check Point Software Technologies Ltd. (Israel)(c)	87,385	5,578,658

Microsoft Corp.	190,880	6,155,880

Rovi Corp. (c)	272,654	8,874,888

		20,609,426

Trucking—0.98%
J.B. Hunt Transport Services, Inc.	107,993	5,871,579

Specialized REIT’s—1.44%
American Tower Corp.	136,928	8,629,203

Total Common Stocks & Other Equity Interests (Cost $449,315,273)		577,699,298

Money Market Funds—2.77%
Liquid Assets Portfolio — Institutional Class (d)	8,322,479	8,322,479

Premier Portfolio — Institutional Class (d)	8,322,479	8,322,479

Total Money Market Funds (Cost $16,644,958)		16,644,958

     See accompanying notes which are an integral part of this schedule.
Invesco V.I. Capital Appreciation Fund

Value

TOTAL INVESTMENTS—98.89% (Cost $465,960,231)	$594,344,256
OTHER ASSETS LESS LIABILITIES—1.11%	6,690,561
NET ASSETS—100.00%	$601,034,817
Investment Abbreviations:

ADR	— American Depositary Receipts

REIT	— Real Estate Investment Trust
Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at March 31, 2012 represented 0.38% of the Fund’s Net Assets.

(c)	Non-income producing security.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Capital Appreciation Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2012
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards. Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco V.I. Capital Appreciation Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
E.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
Invesco V.I. Capital Appreciation Fund

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of March 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$592,493,687	$1,850,569	$—	$594,344,256

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2012 was $93,342,774 and $127,435,031, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$138,776,104

Aggregate unrealized (depreciation) of investment securities	(12,809,801)

Net unrealized appreciation of investment securities	$125,966,303

Cost of investments for tax purposes is $468,377,953.
NOTE 4 — Subsequent Event
The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which Invesco V.I. Capital Appreciation Fund (the “Fund”) would transfer all of its assets and liabilities to Invesco Van Kampen V.I. Capital Growth Fund (the “Acquiring Fund”).
     The Agreement was approved by the Fund’s shareholders on April 2, 2012 and the reorganization was consummated on April 30, 2012. Upon closing of the reorganization, shareholders of the Fund received a corresponding class of shares of the Acquiring Fund in exchange for their shares of the Fund and the Fund liquidated and ceased operations.
Invesco V.I. Capital Appreciation Fund

Invesco V.I. Capital Development Fund
Quarterly Schedule of Portfolio Holdings
March 31, 2012

invesco.com/us	VICDV-QTR-1 03/12	Invesco Advisers, Inc.

Schedule of Investments(a)
March 31, 2012
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests—97.48%
Aerospace & Defense—1.03%
Triumph Group, Inc.	32,189	$2,016,963

Apparel Retail—0.48%
American Eagle Outfitters, Inc.	54,131	930,512

Apparel, Accessories & Luxury Goods—3.06%
Coach, Inc.	39,013	3,014,924

Michael Kors Holdings Ltd. (b)	63,103	2,939,969

		5,954,893

Application Software—4.53%
Autodesk, Inc. (b)	23,300	986,056

Citrix Systems, Inc. (b)	43,646	3,444,106

Nuance Communications, Inc. (b)	101,500	2,596,370

Salesforce.com, Inc. (b)	11,662	1,801,895

		8,828,427

Asset Management & Custody Banks—1.87%
Affiliated Managers Group, Inc. (b)	32,517	3,635,726

Auto Parts & Equipment—1.56%
BorgWarner, Inc. (b)	35,928	3,030,167

Automobile Manufacturers—1.55%
Tesla Motors, Inc. (b)(c)	81,283	3,026,979

Automotive Retail—1.08%
O’Reilly Automotive, Inc. (b)	23,010	2,101,963

Biotechnology—2.04%
Alexion Pharmaceuticals, Inc. (b)	15,649	1,453,166

BioMarin Pharmaceutical Inc. (b)	73,527	2,518,300

		3,971,466

Broadcasting—1.91%
Discovery Communications, Inc. -Class A (b)	73,681	3,728,259

Building Products—1.26%
Lennox International Inc.	60,693	2,445,928

Communications Equipment—2.90%
F5 Networks, Inc. (b)	16,661	2,248,568

Riverbed Technology, Inc. (b)	82,840	2,326,147

Sycamore Networks, Inc. (b)	60,582	1,074,725

		5,649,440

Computer Storage & Peripherals—0.22%
NetApp, Inc. (b)	9,538	427,016

Construction & Engineering—1.64%
KBR, Inc.	51,096	1,816,463

MasTec Inc. (b)	76,388	1,381,859

		3,198,322

Construction & Farm Machinery & Heavy Trucks—1.39%
AGCO Corp. (b)	57,208	2,700,790

Consumer Finance—1.99%
Discover Financial Services	116,438	3,882,043

Data Processing & Outsourced Services—0.99%
VeriFone Systems, Inc. (b)	37,035	1,921,005

Electrical Components & Equipment—2.49%
Cooper Industries PLC (Ireland)	50,922	3,256,462

Polypore International, Inc. (b)(c)	45,126	1,586,630

		4,843,092

Electronic Components—1.53%
Amphenol Corp. -Class A	50,004	2,988,739

Fertilizers & Agricultural Chemicals—1.49%
Intrepid Potash, Inc. (b)	119,585	2,909,503

General Merchandise Stores—1.66%
Dollar Tree, Inc. (b)	34,231	3,234,487

Health Care Equipment—1.69%
Hologic, Inc. (b)	89,628	1,931,483

NxStage Medical, Inc. (b)	70,870	1,365,665

		3,297,148

Health Care Facilities—2.09%
Brookdale Senior Living Inc. (b)	116,305	2,177,230

Universal Health Services, Inc. -Class B	45,340	1,900,199

		4,077,429

Health Care Services—3.95%
DaVita, Inc. (b)	43,784	3,948,003

Express Scripts, Inc. (b)	36,894	1,998,917

HMS Holdings Corp. (b)	56,294	1,756,936

		7,703,856

Health Care Technology—0.87%
Allscripts Healthcare Solutions, Inc. (b)	101,605	1,686,643

Homebuilding—0.78%
Toll Brothers, Inc. (b)	63,436	1,521,830

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Capital Development Fund

	Shares	Value
Hotels, Resorts & Cruise Lines—1.57%
Starwood Hotels & Resorts Worldwide, Inc.	54,090	$3,051,217

Household Products—1.56%
Church & Dwight Co., Inc.	61,957	3,047,665

Human Resource & Employment Services—1.25%
Robert Half International, Inc.	80,548	2,440,604

Industrial Gases—1.53%
Airgas, Inc.	33,402	2,971,776

Industrial Machinery—2.83%
Flowserve Corp.	26,995	3,118,192

Gardner Denver Inc.	22,140	1,395,263

Graco Inc.	18,995	1,007,875

		5,521,330

Internet Software & Services—1.92%
Equinix, Inc. (b)	23,748	3,739,123

IT Consulting & Other Services—1.51%
Cognizant Technology Solutions Corp. -Class A (b)	38,127	2,933,873

Life Sciences Tools & Services—1.14%
Agilent Technologies, Inc.	49,988	2,224,966

Managed Health Care—1.37%
Aveta, Inc. (Acquired 12/21/05—05/22/06; Cost $3,327,813) (b)(d)	237,251	2,669,074

Metal & Glass Containers—0.95%
Owens-Illinois, Inc. (b)	79,264	1,850,022

Movies & Entertainment—1.26%
Cinemark Holdings, Inc.	111,646	2,450,630

Oil & Gas Drilling—0.91%
Ensco PLC -ADR (United Kingdom)	33,528	1,774,637

Oil & Gas Equipment & Services—3.05%
Cameron International Corp. (b)	60,635	3,203,347

Weatherford International Ltd. (b)	181,139	2,733,388

		5,936,735

Oil & Gas Exploration & Production—4.08%
Cabot Oil & Gas Corp.	56,097	1,748,544

Pioneer Natural Resources Co.	15,477	1,727,078

Plains Exploration & Production Co. (b)	42,990	1,833,524

Sanchez Energy Corp. (b)	9,894	222,120

Whiting Petroleum Corp. (b)	44,377	2,409,671

		7,940,937

Pharmaceuticals—0.80%
Endo Pharmaceuticals Holdings Inc. (b)	40,325	1,561,787

Railroads—1.64%
Kansas City Southern (b)	44,501	3,190,277

Restaurants—3.67%
Chipotle Mexican Grill, Inc. (b)	4,290	1,793,220

Jack in the Box Inc. (b)	83,192	1,994,112

Panera Bread Co. -Class A (b)	20,933	3,368,539

		7,155,871

Semiconductors—5.43%
Atmel Corp. (b)	227,299	2,241,168

Avago Technologies Ltd. (Singapore)	102,565	3,996,958

Broadcom Corp. -Class A (b)	50,838	1,997,934

ON Semiconductor Corp. (b)	259,127	2,334,734

		10,570,794

Soft Drinks—1.46%
Monster Beverage Corp. (b)	45,672	2,835,774

Specialty Chemicals—3.11%
Albemarle Corp.	48,107	3,074,999

LyondellBasell Industries N.V. -Class A (Netherlands)	68,294	2,981,033

		6,056,032

Specialty Stores—5.12%
Dick’s Sporting Goods, Inc.	67,035	3,223,043

PetSmart, Inc.	60,681	3,472,167

Ulta Salon, Cosmetics & Fragrance, Inc.	35,332	3,281,989

		9,977,199

Technology Distributors—1.20%
Avnet, Inc. (b)	64,410	2,343,880

Trucking—1.25%
J.B. Hunt Transport Services, Inc.	44,939	2,443,333

Wireless Telecommunication Services—2.82%
NII Holdings Inc. (b)	88,746	1,624,939

SBA Communications Corp. -Class A (b)	76,212	3,872,332

		5,497,271
Total Common Stocks & Other Equity Interests (Cost $158,673,974)		189,897,433
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)—97.48% (Cost $158,673,974)		189,897,433
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds—1.77%
Liquid Assets Portfolio — Institutional Class (Cost $3,437,645)(e)(f)	3,437,645	$3,437,645

TOTAL INVESTMENTS—99.25% (Cost $162,111,619)		193,335,078

OTHER ASSETS LESS LIABILITIES—0.75%		1,462,625

NET ASSETS—100.00%		$194,797,703

See accompanying notes which are an integral part of this schedule.
                         Invesco V.I. Capital Development Fund

Investment Abbreviations:

ADR	— American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at March 31, 2012.

(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at March 31, 2012 represented 1.37% of the Fund’s Net Assets.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.

(f)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
                         Invesco V.I. Capital Development Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2012
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco V.I. Capital Development Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized
Invesco V.I. Capital Development Fund

E.	Foreign Currency Translations — (continued)
foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
F.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
            The following is a summary of the tiered valuation input levels, as of March 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$190,666,004	$2,669,074	$—	$193,335,078

Invesco V.I. Capital Development Fund

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2012 was $61,322,318 and $86,648,977, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$37,133,124

Aggregate unrealized (depreciation) of investment securities	(6,238,794)

Net unrealized appreciation of investment securities	$30,894,330

Cost of investments for tax purposes is $162,440,748.
NOTE 4 — Subsequent Event
The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which Invesco V.I. Capital Development Fund (the “Fund”) would transfer all of its assets and liabilities to Invesco Van Kampen V.I. Mid Cap Growth Fund (the “Acquiring Fund”).
     The Fund’s shareholders approved the Agreement on April 2, 2012 and the reorganization was consummated on April 30, 2012. Upon closing of the reorganization, shareholders of the Fund received a corresponding class of shares of the Acquiring Fund in exchange for their shares of the Fund and the Fund liquidated and ceased operations.
Invesco V.I. Capital Development Fund

Invesco V.I. Core Equity Fund Quarterly Schedule of Portfolio Holdings March 31, 2012

invesco.com/us	VICEQ-QTR-1 03/12	Invesco Advisers, Inc.

Schedule of Investments(a)
March 31, 2012
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—88.13%
Air Freight & Logistics—0.93%
United Parcel Service, Inc. -Class B	142,078	$11,468,536

Application Software—1.94%
Adobe Systems Inc. (b)	699,717	24,007,290

Asset Management & Custody Banks—1.77%
Northern Trust Corp.	460,721	21,861,212

Auto Parts & Equipment—0.25%
Johnson Controls, Inc.	93,776	3,045,845

Automobile Manufacturers—0.24%
General Motors Co. (b)	117,629	3,017,184

Biotechnology—1.22%
Gilead Sciences, Inc. (b)	308,953	15,092,354

Communications Equipment—6.35%
Cisco Systems, Inc.	1,929,267	40,803,997

QUALCOMM, Inc.	432,587	29,424,568

Telefonaktiebolaget LM Ericsson -ADR (Sweden)	795,021	8,196,666

		78,425,231

Computer & Electronics Retail—0.33%
Best Buy Co., Inc.	173,727	4,113,855

Computer Hardware—0.54%
Hewlett-Packard Co.	279,842	6,668,635

Construction Materials—0.60%
CRH PLC (Ireland)	364,473	7,455,434

Consumer Finance—2.97%
American Express Co.	633,849	36,674,503

Department Stores—1.99%
Macy’s, Inc.	618,562	24,575,468

Diversified Banks—1.62%
U.S. Bancorp	631,543	20,007,282

Drug Retail—0.90%
CVS Caremark Corp.	247,203	11,074,694

Electric Utilities—2.20%
Edison International	207,747	8,831,325

Exelon Corp.	468,086	18,353,652

		27,184,977

Electrical Components & Equipment—0.77%
Emerson Electric Co.	182,689	9,532,712

Electronic Manufacturing Services—1.57%
TE Connectivity Ltd.	527,911	19,400,729

Environmental & Facilities Services—1.29%
Waste Management, Inc.	455,011	15,907,185

Food Retail—2.71%
Kroger Co. (The)	1,382,634	33,501,222

Gold—1.12%
Agnico-Eagle Mines Ltd. (Canada)	273,433	9,127,194

Newcrest Mining Ltd. (Australia)	150,843	4,635,954

		13,763,148

Health Care Equipment—2.21%
Baxter International Inc.	149,682	8,947,990

Covidien PLC (Ireland)	219,399	11,996,737

Medtronic, Inc.	161,023	6,310,492

		27,255,219

Heavy Electrical Equipment—1.28%
ABB Ltd. (Switzerland)(b)	768,361	15,786,144

Home Improvement Retail—1.55%
Lowe’s Cos., Inc.	611,287	19,182,186

Household Products—0.66%
Procter & Gamble Co. (The)	121,956	8,196,663

Hypermarkets & Super Centers—0.94%
Wal-Mart Stores, Inc.	188,953	11,563,924

Industrial Conglomerates—3.79%
3M Co.	97,970	8,739,904

General Electric Co.	1,435,649	28,813,476

Koninklijke Philips Electronics N.V. (Netherlands)	455,669	9,237,431

		46,790,811

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Equity Fund

	Shares	Value

Industrial Gases—1.54%
Air Products & Chemicals, Inc.	206,853	$18,989,105

Industrial Machinery—1.73%
Illinois Tool Works Inc.	178,076	10,171,701

Ingersoll-Rand PLC (Ireland)	189,205	7,823,627

Xylem, Inc.	121,304	3,366,186

		21,361,514

Insurance Brokers—1.31%
Marsh & McLennan Cos., Inc.	493,879	16,194,292

Integrated Oil & Gas—0.53%
Hess Corp.	109,902	6,478,723

Internet Retail—0.45%
Amazon.com, Inc. (b)	27,640	5,597,376

Internet Software & Services—1.65%
eBay Inc. (b)	552,026	20,364,239

Investment Banking & Brokerage—0.42%
Charles Schwab Corp. (The)	361,353	5,192,643

Life Sciences Tools & Services—2.13%
Agilent Technologies, Inc.	426,567	18,986,497

Thermo Fisher Scientific, Inc.	130,605	7,363,510

		26,350,007

Managed Health Care—1.09%
WellPoint, Inc.	182,833	13,493,075

Movies & Entertainment—0.52%
Walt Disney Co. (The)	147,155	6,442,446

Oil & Gas Drilling—0.26%
Transocean Ltd.	58,818	3,217,345

Oil & Gas Equipment & Services—4.98%
Baker Hughes Inc.	318,573	13,360,952

Cameron International Corp. (b)	130,784	6,909,319

National Oilwell Varco Inc.	123,090	9,781,962

Schlumberger Ltd.	125,856	8,801,110

Weatherford International Ltd. (b)	1,497,775	22,601,425

		61,454,768

Oil & Gas Exploration & Production—2.33%
Apache Corp.	49,904	5,012,358

Devon Energy Corp.	247,242	17,583,851

Talisman Energy Inc. (Canada)	488,789	6,146,008

		28,742,217

Packaged Foods & Meats—1.39%
Danone S.A. (France)	122,491	8,544,054

Kellogg Co.	160,317	8,597,801

		17,141,855

Pharmaceuticals—8.15%
Merck & Co., Inc.	398,839	15,315,418

Pfizer Inc.	754,888	17,105,762

Roche Holding AG (Switzerland)	140,272	24,414,725

Sanofi -ADR (France)	523,950	20,303,062

Teva Pharmaceutical Industries Ltd. -ADR (Israel)	522,528	23,545,112

		100,684,079

Property & Casualty Insurance—6.12%
Berkshire Hathaway Inc. -Class A (b)	254	30,962,600

Progressive Corp. (The)	1,924,873	44,618,556

		75,581,156

Railroads—0.66%
Union Pacific Corp.	75,663	8,132,259

Semiconductors—2.19%
Analog Devices, Inc.	239,305	9,667,922

Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	6,047,823	17,402,480

		27,070,402

Systems Software—7.29%
CA, Inc.	477,138	13,149,923

Microsoft Corp.	1,283,715	41,399,809

Symantec Corp. (b)	1,898,290	35,498,023

		90,047,755

Wireless Telecommunication Services—1.65%
Vodafone Group PLC (United Kingdom)	7,359,060	20,320,580

Total Common Stocks & Other Equity Interests (Cost $880,259,053)		1,088,408,279

Money Market Funds—12.04%
Liquid Assets Portfolio — Institutional Class (c)	74,361,726	74,361,726

Premier Portfolio — Institutional Class (c)	74,361,726	74,361,726

Total Money Market Funds (Cost $148,723,452)		148,723,452

TOTAL INVESTMENTS—100.17% (Cost $1,028,982,505)		1,237,131,731

OTHER ASSETS LESS LIABILITIES—(0.17)%		(2,106,396)

Net Assets 100%		$1,235,025,335

Investment Abbreviations:
ADR       — American Depositary Receipt
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Equity Fund

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2012
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco V.I. Core Equity Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
E.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
Invesco V.I. Core Equity Fund

F.	Call Options Written — The Fund may write call options. A call option gives the purchaser of such option the right to buy, and the writer (the Fund) the obligation to sell, the underlying security at the stated exercise price during the option period. Written call options are recorded as a liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently valued to reflect the current market value of the option written. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized gains and losses on these contracts are included in the Statement of Operations. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.
G.	Put Options Purchased — The Fund may purchase put options including options on securities indexes and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1	—	Prices are determined using quoted prices in an active market for identical assets.
Level 2	—	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	—	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of March 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$1,193,569,573	$43,562,158	$—	$1,237,131,731

Invesco V.I. Core Equity Fund

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2012 was $99,087,688 and $135,845,296, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$219,798,212

Aggregate unrealized (depreciation) of investment securities	(18,073,738)

Net unrealized appreciation of investment securities	$201,724,474

Cost of investments for tax purposes is $1,035,407,257.
Invesco V.I. Core Equity Fund

Invesco V.I. Diversified Income Fund
Quarterly Schedule of Portfolio Holdings
March 31, 2012

invesco.com/us	VIDIN-QTR-1 03/12	Invesco Advisers, Inc.

Schedule of Investments(a)
March 31, 2012
(Unaudited)

	Principal
	Amount	Value

U.S. Dollar Denominated Bonds and Notes—86.09%
Aerospace & Defense—0.20%
BE Aerospace Inc., Sr. Unsec. Notes, 5.25%, 04/01/22	$2,000	$2,020

Bombardier Inc. (Canada), Sr. Unsec. Notes, 7.75%, 03/15/20(b)	15,000	16,762

Huntington Ingalls Industries Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 03/15/18	5,000	5,325

7.13%, 03/15/21	10,000	10,763

Spirit Aerosystems Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 12/15/20	10,000	10,850

		45,720

Agricultural Products—0.15%
Corn Products International, Inc., Sr. Unsec. Notes, 6.63%, 04/15/37	30,000	34,103

Airlines—2.62%
American Airlines Inc., Sr. Sec. Gtd. Notes, 7.50%, 03/15/16(b)(c)	10,000	8,975

American Airlines Pass Through Trust, Series 2009-1A, Sec. Pass Through Ctfs., 10.38%, 07/02/19	40,417	43,979

Series 2011-1, Class B, Sec. Gtd. Pass Through Ctfs., 7.00%, 01/31/18(b)	79,078	78,782

Continental Airlines Pass Through Trust, Series 2007-1, Class C, Sec. Global Pass Through Ctfs., 7.34%, 04/19/14	4,923	4,985

Series 2009-1, Sec. Pass Through Ctfs., 9.00%, 07/08/16	185,798	212,274

Series 2009-2, Class B, Sec. Global Pass Through Ctfs., 9.25%, 05/10/17	12,573	13,670

Series 2010-1, Class B, Sec. Pass Through Ctfs., 6.00%, 01/12/19	14,393	14,312

Delta Air Lines Pass Through Trust, Series 2009-1, Class A, Sr. Sec. Pass Through Ctfs., 7.75%, 12/17/19	39,476	45,151

Series 2010-1, Class B, Sec. Pass Through Ctfs., 6.38%, 01/02/16(b)	5,000	4,950

Series 2010-2, Class A, Sec. Pass Through Ctfs., 4.95%, 05/23/19	57,193	60,660

Series 2010-2, Class B, Sec. Pass Through Ctfs., 6.75%, 11/23/15(b)	5,000	5,025

Series 2011-1, Class A, Sec. Pass Through Ctfs., 5.30%, 04/15/19	15,000	15,947

Delta Air Lines, Inc., Sec. Notes, 12.25%, 03/15/15(b)	5,000	5,437

Sr. Sec. Notes, 9.50%, 09/15/14(b)	8,000	8,570

UAL Pass Through Trust, Series 2009-1, Sr. Sec. Gtd. Global Pass Through Ctfs., 10.40%, 11/01/16	38,393	43,960

Series 2009-2A, Sec. Gtd. Global Pass Through Ctfs., 9.75%, 01/15/17	25,047	28,803

		595,480

Alternative Carriers—0.16%
Cogent Communications Group, Inc., Sr. Sec. Gtd. Notes, 8.38%, 02/15/18(b)	10,000	10,675

Level 3 Communications Inc., Sr. Unsec. Global Notes, 11.88%, 02/01/19	10,000	11,475

Level 3 Financing Inc., Sr. Unsec. Gtd. Global Notes, 9.38%, 04/01/19	10,000	10,987

Sr. Unsec. Gtd. Notes, 8.63%, 07/15/20(b)	2,000	2,115

		35,252

Aluminum—0.04%
Century Aluminum Co., Sr. Sec. Gtd. Notes, 8.00%, 05/15/14	10,000	10,181

Apparel Retail—0.32%
Express LLC/Express Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.75%, 03/01/18	7,000	7,770

Gap, Inc. (The), Sr. Unsec. Notes, 5.95%, 04/12/21	42,000	42,682

J. Crew Group, Inc., Sr. Unsec. Gtd. Global Notes, 8.13%, 03/01/19	10,000	10,200

Limited Brands Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 06/15/19	10,000	11,825

		72,477

Apparel, Accessories & Luxury Goods—0.12%
Hanesbrands Inc., Sr. Unsec. Gtd. Global Notes, 6.38%, 12/15/20	14,000	14,420

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Diversified Income Fund

	Principal
	Amount	Value

Apparel, Accessories & Luxury Goods—(continued)
Jones Group Inc./Apparel Group Holdings/Apparel Group USA/Footwear Accessories Retail, Sr. Unsec. Notes, 6.88%, 03/15/19	$13,000	$12,707

		27,127

Asset Management & Custody Banks—0.07%
DJO Finance LLC/Corp., Sr. Unsec. Gtd. Global Notes, 7.75%, 04/15/18	2,000	1,645

Sr. Unsec. Gtd. Sub. Global Notes, 9.75%, 10/15/17	10,000	7,550

First Data Corp., Sr. Sec. Gtd. Notes, 7.38%, 06/15/19(b)	7,000	7,140

		16,335

Auto Parts & Equipment—0.22%
Allison Transmission Inc., Sr. Unsec. Gtd. Notes, 7.13%, 05/15/19(b)	12,000	12,540

American Axle & Manufacturing, Inc., Sr. Unsec. Gtd. Notes, 7.75%, 11/15/19	10,000	10,750

Dana Holding Corp., Sr. Unsec. Notes, 6.75%, 02/15/21	9,000	9,630

Tenneco Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 12/15/20	15,000	16,200

		49,120

Automobile Manufacturers—0.21%
Ford Motor Co., Sr. Unsec. Global Notes, 7.45%, 07/16/31	39,000	47,872

Automotive Retail—0.49%
Advance Auto Parts, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 05/01/20	100,000	111,281

Biotechnology—0.77%
Gilead Sciences, Inc., Sr. Unsec. Global Notes, 5.65%, 12/01/41	160,000	170,953

STHI Holding Corp., Sec. Gtd. Notes, 8.00%, 03/15/18(b)	5,000	5,350

		176,303

Brewers—1.01%
Anheuser-Busch InBev Worldwide Inc., Sr. Unsec. Gtd. Global Notes, 2.88%, 02/15/16	125,000	131,862

4.13%, 01/15/15	90,000	97,707

		229,569

Broadcasting—1.91%
Allbritton Communications Co., Sr. Unsec. Global Notes, 8.00%, 05/15/18	20,000	21,425

Clear Channel Communications, Inc., Sr. Sec. Gtd. Global Notes, 9.00%, 03/01/21	7,000	6,317

Clear Channel Worldwide Holdings Inc., Sr. Unsec. Gtd. Sub. Notes, 7.63%, 03/15/20(b)	7,000	6,895

COX Communications Inc., Sr. Unsec. Global Notes, 5.45%, 12/15/14	95,000	105,644

Sr. Unsec. Notes, 8.38%, 03/01/39(b)	75,000	105,519

9.38%, 01/15/19(b)	140,000	187,975

		433,775

Building Products—0.60%
American Standard Americas, Sr. Sec. Notes, 10.75%, 01/15/16(b)	15,000	11,025

Associated Materials LLC, Sr. Sec. Gtd. Global Notes, 9.13%, 11/01/17	8,000	7,820

Building Materials Corp. of America, Sr. Sec. Gtd. Notes, 7.50%, 03/15/20(b)	23,000	24,898

Gibraltar Industries Inc.,Series B, Sr. Unsec. Gtd. Sub. Global Notes, 8.00%, 12/01/15	15,000	15,309

Masco Corp., Sr. Unsec. Global Notes, 5.95%, 03/15/22	3,000	3,015

Nortek Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 04/15/21	23,000	22,655

Roofing Supply Group LLC/Roofing Supply Finance Inc., Sr. Sec. Notes, 8.63%, 12/01/17(b)	14,000	14,945

USG Corp., Sr. Unsec. Gtd. Notes, 7.88%, 03/30/20(b)	10,000	10,025

9.75%, 08/01/14(b)	15,000	16,800

Sr. Unsec. Notes, 9.75%, 01/15/18	10,000	10,050

		136,542

Cable & Satellite—2.77%
DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 05/15/16	350,000	365,969

Sr. Unsec. Gtd. Notes, 2.40%, 03/15/17(b)	25,000	24,840

5.15%, 03/15/42(b)	45,000	44,042

Hughes Satellite Systems Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 06/15/21	5,000	5,375

NBC Universal Media LLC, Sr. Unsec. Global Notes, 2.10%, 04/01/14	35,000	35,767

5.95%, 04/01/41	35,000	40,436

Time Warner Cable, Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 07/01/18	55,000	67,167

See accompanying notes which are an integral part of this schedule.
                         Invesco V.I. Diversified Income Fund

	Principal
	Amount	Value

Cable & Satellite—(continued)
Sr. Unsec. Gtd. Notes, 5.00%, 02/01/20	$38,000	$42,026

ViaSat Inc., Sr. Unsec. Gtd. Notes, 6.88%, 06/15/20(b)	6,000	6,195

		631,817

Casinos & Gaming—0.52%
Ameristar Casinos Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 04/15/21	10,000	10,600

Caesars Entertainment Operating Co. Inc., Sec. Gtd. Global Notes, 12.75%, 04/15/18	10,000	8,700

Chester Downs & Marina LLC, Sr. Sec. Gtd. Notes, 9.25%, 02/01/20(b)	2,000	2,120

CityCenter Holdings LLC/CityCenter Finance Corp., Sec. Gtd. PIK Global Notes, 10.75%, 01/15/17	7,695	8,541

Sr. Sec. Gtd. Global Notes, 7.63%, 01/15/16	2,000	2,115

MGM Resorts International, Sr. Unsec. Gtd. Global Notes, 6.63%, 07/15/15	25,000	25,781

Sr. Unsec. Gtd. Notes, 7.75%, 03/15/22	10,000	10,225

8.63%, 02/01/19(b)	2,000	2,170

Pinnacle Entertainment Inc., Sr. Unsec. Gtd. Sub. Notes, 7.75%, 04/01/22	2,000	2,105

Seneca Gaming Corp., Sr. Unsec. Gtd. Notes, 8.25%, 12/01/18(b)	10,000	10,250

Snoqualmie Entertainment Authority, Sr. Sec. Notes, 9.13%, 02/01/15(b)	15,000	15,188

Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Sr. Sec. Gtd. First Mortgage Notes, 5.38%, 03/15/22(b)	20,000	19,700

		117,495

Coal & Consumable Fuels—0.11%
CONSOL Energy Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 04/01/20	15,000	15,637

Peabody Energy Corp., Sr. Unsec. Gtd. Notes, 6.00%, 11/15/18(b)	7,000	6,869

Westmoreland Coal Co./Westmoreland Partners, Sr. Sec. Gtd. Notes, 10.75%, 02/01/18(b)	2,000	1,915

		24,421

Communications Equipment—0.06%
Avaya Inc., Sr. Sec. Gtd. Notes, 7.00%, 04/01/19(b)	10,000	10,075

Sr. Unsec. Gtd. Global Notes, 9.75%, 11/01/15	4,000	3,980

		14,055

Computer & Electronics Retail—0.05%
Rent-A-Center Inc., Sr. Unsec. Gtd Global Notes, 6.63%, 11/15/20	10,000	10,400

Computer Storage & Peripherals—0.05%
Seagate HDD Cayman (Cayman Islands), Sr. Unsec. Gtd. Global Notes, 7.75%, 12/15/18	10,000	11,000

Construction & Engineering—0.38%
Dycom Investments Inc., Sr. Unsec. Gtd. Sub. Global Notes, 7.13%, 01/15/21	12,000	12,330

MasTec, Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 02/01/17	3,000	3,097

Tutor Perini Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 11/01/18	25,000	25,500

URS Corp., Sr. Unsec. Notes, 5.00%, 04/01/22(b)	45,000	44,445

		85,372

Construction & Farm Machinery & Heavy Trucks—0.19%
Commercial Vehicle Group Inc., Sec. Gtd. Global Notes, 7.88%, 04/15/19	8,000	8,110

Manitowoc Co. Inc. (The), Sr. Unsec. Gtd. Notes, 8.50%, 11/01/20	5,000	5,537

Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/21	3,000	3,270

Titan International Inc., Sr. Sec. Gtd. Global Notes, 7.88%, 10/01/17	25,000	26,719

		43,636

Construction Materials—0.47%
CRH America Inc., Sr. Unsec. Gtd. Notes, 4.13%, 01/15/16	80,000	81,168

Ply Gem Industries Inc., Sr. Sec. Gtd. Global Notes, 8.25%, 02/15/18	8,000	8,040

Texas Industries Inc., Sr. Unsec. Gtd. Global Notes, 9.25%, 08/15/20	18,000	17,370

		106,578

Consumer Finance—1.21%
Ally Financial Inc., Sr. Unsec. Gtd. Global Notes, 8.00%, 11/01/31	40,000	44,200

American Express Credit Corp., Sr. Unsec. Medium-Term Notes, 2.38%, 03/24/17	90,000	90,363

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Diversified Income Fund

	Principal
	Amount	Value

Consumer Finance—(continued)
National Money Mart Co. (Canada), Sr. Unsec. Gtd. Global Notes, 10.38%, 12/15/16	$25,000	$27,875

SLM Corp., Sr. Unsec. Medium-Term Global Notes, 6.25%, 01/25/16	75,000	78,060

Series A, Sr. Unsec. Medium-Term Notes, 5.00%, 10/01/13	35,000	35,879

		276,377

Data Processing & Outsourced Services—0.10%
CoreLogic, Inc., Sr. Unsec. Gtd. Notes, 7.25%, 06/01/21(b)	15,000	15,525

Fidelity National Information Services Inc., Sr. Unsec. Gtd. Notes, 5.00%, 03/15/22(b)	2,000	1,975

SunGard Data Systems Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 11/15/18	5,000	5,337

		22,837

Department Stores—0.06%
Sears Holdings Corp., Sr. Sec. Gtd. Global Notes, 6.63%, 10/15/18	15,000	13,388

Distillers & Vintners—0.05%
Constellation Brands Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 05/15/17	10,000	11,375

Diversified Banks—6.09%
Abbey National Treasury Services PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 2.88%, 04/25/14	25,000	24,920

ABN Amro Bank N.V. (Netherlands), Sr. Unsec. Notes, 3.00%, 01/31/14(b)	200,000	200,109

Bank of Nova Scotia (Canada), Sr. Unsec. Global Notes, 2.38%, 12/17/13	70,000	71,990

HSBC Bank PLC (United Kingdom), Sr. Unsec. Notes, 4.13%, 08/12/20(b)	235,000	240,006

HSBC Holdings PLC (United Kingdom), Sr. Unsec. Global Notes, 4.00%, 03/30/22	45,000	44,702

ING Bank N.V. (Netherlands), Unsec. Sub. Notes, 5.13%, 05/01/15(b)	100,000	101,183

Lloyds TSB Bank PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 4.88%, 01/21/16	55,000	57,095

Sr. Unsec. Gtd. Medium-Term Notes, 4.38%, 01/12/15(b)	145,000	148,700

Royal Bank of Scotland PLC (The) (United Kingdom), Sr. Unsec. Gtd. Global Notes, 4.88%, 03/16/15	130,000	134,913

Series 2, Sr. Unsec. Gtd. Global Notes, 3.40%, 08/23/13	75,000	76,012

Societe Generale S.A. (France), Sr. Unsec. Notes, 2.50%, 01/15/14(b)	130,000	128,519

Standard Chartered PLC (United Kingdom), Sr. Unsec. Notes, 5.50%, 11/18/14(b)	55,000	58,798

VTB Bank OJSC Via VTB Capital S.A. (Luxembourg), Sr. Unsec. Loan Participation Notes, 6.55%, 10/13/20(b)	100,000	99,883

		1,386,830

Diversified Capital Markets—0.48%
UBS AG (Switzerland), Sr. Unsec. Medium-Term Global Notes, 5.75%, 04/25/18	100,000	109,444

Diversified Chemicals—0.02%
Huntsman International LLC, Sr. Unsec. Gtd. Global Notes, 5.50%, 06/30/16	4,000	4,005

Diversified Metals & Mining—0.48%
Freeport-McMoRan Copper & Gold Inc., Sr. Unsec. Global Notes, 3.55%, 03/01/22	25,000	24,065

Midwest Vanadium Pty. Ltd. (Australia), Sr. Sec. Gtd. Mortgage Notes, 11.50%, 02/15/18(b)	8,000	5,722

Rio Tinto Finance USA PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 3.50%, 03/22/22	80,000	80,515

		110,302

Diversified REIT’s—0.79%
Dexus Diversified Trust/Dexus Office Trust (Australia), Sr. Unsec. Gtd. Notes, 5.60%, 03/15/21(b)	180,000	179,585

Drug Retail—0.80%
CVS Pass Through Trust, Sr. Sec. Gtd. Mortgage Pass Through Ctfs., 5.77%, 01/10/33(b)	170,238	181,158

Electric Utilities—2.79%
DCP Midstream LLC, Sr. Unsec. Notes, 9.70%, 12/01/13(b)	100,000	111,718

9.75%, 03/15/19(b)	55,000	71,731

Enel Finance International N.V. (Luxembourg), Sr. Unsec. Gtd. Notes, 3.88%, 10/07/14(b)	100,000	101,084

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Diversified Income Fund

	Principal
	Amount	Value

Electric Utilities—(continued)
LSP Energy L.P./LSP Batesville Funding Corp., Series D, Sr. Sec. Bonds, 8.16%, 07/15/25(c)	$25,000	$20,937

Ohio Power Co., Series M, Sr. Unsec. Notes, 5.38%, 10/01/21	180,000	206,672

PPL Electric Utilities Corp., Sec. First Mortgage Bonds, 6.25%, 05/15/39	45,000	58,790

Virginia Electric & Power Co., Sr. Unsec. Notes, 5.00%, 06/30/19	55,000	63,490

		634,422

Electrical Components & Equipment—0.15%
Belden Inc., Sr. Gtd. Sub. Global Notes, 9.25%, 06/15/19	25,000	27,750

Polypore International Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 11/15/17	5,000	5,275

		33,025

Electronic Components—0.23%
Corning, Inc., Sr. Unsec. Notes, 4.75%, 03/15/42	55,000	53,260

Electronic Manufacturing Services—0.05%
Sanmina-SCI Corp., Sr. Unsec. Gtd. Notes, 7.00%, 05/15/19(b)	10,000	10,250

Environmental & Facilities Services—0.65%
Waste Management, Inc., Sr. Unsec. Gtd. Notes, 4.60%, 03/01/21	70,000	77,374

5.00%, 03/15/14	65,000	69,913

		147,287

Forest Products—0.04%
Millar Western Forest Products Ltd. (Canada), Sr. Unsec. Notes, 8.50%, 04/01/21(b)	10,000	8,025

Gas Utilities—0.13%
Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Global Notes, 6.50%, 05/01/21	10,000	9,087

Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Notes, 7.38%, 03/15/20	20,000	21,300

		30,387

Gold—2.59%
Barrick Gold Corp. (Canada), Sr. Unsec. Global Notes, 2.90%, 05/30/16	65,000	67,895

Sr. Unsec. Notes, 3.85%, 04/01/22(b)	35,000	34,981

5.25%, 04/01/42(b)	35,000	34,674

Gold Fields Orogen Holding BVI Ltd. (Mali), Sr. Unsec. Gtd. Notes, 4.88%, 10/07/20(b)	200,000	192,694

Kinross Gold Corp. (Canada), Sr. Unsec. Gtd. Notes, 5.13%, 09/01/21(b)	75,000	76,156

6.88%, 09/01/41(b)	75,000	76,020

Newmont Mining Corp., Sr. Unsec. Gtd. Global Notes, 3.50%, 03/15/22	110,000	106,830

		589,250

Health Care Distributors—0.54%
AmerisourceBergen Corp., Sr. Unsec. Gtd. Notes, 3.50%, 11/15/21	120,000	123,129

Health Care Equipment—0.14%
Boston Scientific Corp., Sr. Unsec. Notes, 4.50%, 01/15/15	30,000	32,217

Health Care Facilities—0.35%
HCA, Inc., Sr. Sec. Gtd. Global Notes, 5.88%, 03/15/22	5,000	5,031

7.88%, 02/15/20	13,000	14,349

HealthSouth Corp., Sr. Unsec. Gtd. Notes, 7.25%, 10/01/18	15,000	16,013

7.75%, 09/15/22	15,000	16,237

Tenet Healthcare Corp., Sr. Unsec. Global Notes, 9.25%, 02/01/15	25,000	27,750

		79,380

Health Care Services—2.11%
Aristotle Holding Inc., Sr. Unsec. Gtd. Notes, 2.65%, 02/15/17(b)	100,000	100,966

Express Scripts Holding Co., Sr. Unsec. Gtd. Global Notes, 6.25%, 06/15/14	125,000	137,315

Highmark, Inc., Sr. Unsec. Notes, 4.75%, 05/15/21(b)	40,000	40,420

6.13%, 05/15/41(b)	35,000	36,781

Medco Health Solutions Inc., Sr. Unsec. Notes, 2.75%, 09/15/15	35,000	36,031

Orlando Lutheran Towers Inc., Bonds, 8.00%, 07/01/12(d)(e)	125,000	124,197

Universal Hospital Services Inc., Sec. Gtd. PIK Global Notes, 8.50%, 06/01/15	5,000	5,137

		480,847

Health Care Technology—0.07%
MedAssets Inc., Sr. Unsec. Gtd. Global Notes, 8.00%, 11/15/18	15,000	15,863

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Diversified Income Fund

	Principal
	Amount	Value

Homebuilding—0.26%
Beazer Homes USA Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 07/15/15	$7,000	$6,545

8.13%, 06/15/16	15,000	13,950

K. Hovnanian Enterprises Inc., Sr. Sec. Gtd. Global Notes, 10.63%, 10/15/16	24,000	21,780

Lennar Corp., Sr. Unsec. Gtd. Global Notes, 6.95%, 06/01/18	9,000	9,585

M/I Homes Inc., Sr. Unsec. Gtd. Global Notes, 8.63%, 11/15/18	2,000	1,970

Meritage Homes Corp., Sr. Unsec. Notes, 7.00%, 04/01/22(b)	3,000	3,015

Toll Brothers Finance Corp., Sr. Unsec. Gtd. Notes, 5.88%, 02/15/22	3,000	3,105

		59,950

Hotels, Resorts & Cruise Lines—1.61%
Hyatt Hotels Corp., Sr. Unsec. Notes, 5.75%, 08/15/15(b)	165,000	181,835

Royal Caribbean Cruises Ltd., Sr. Unsec. Global Notes, 7.50%, 10/15/27	10,000	10,075

Wyndham Worldwide Corp., Sr. Unsec. Notes, 5.63%, 03/01/21	100,000	107,812

7.38%, 03/01/20	55,000	66,299

		366,021

Household Products—0.11%
Central Garden & Pet Co., Sr. Gtd. Sub. Notes, 8.25%, 03/01/18	25,000	25,875

Housewares & Specialties—0.02%
American Greetings Corp., Sr. Unsec. Gtd. Notes, 7.38%, 12/01/21	5,000	5,163

Independent Power Producers & Energy Traders—0.20%
AES Corp. (The), Sr. Unsec. Global Notes, 8.00%, 10/15/17	25,000	28,250

Calpine Corp., Sr. Sec. Gtd. Notes, 7.50%, 02/15/21(b)	4,000	4,260

Sr. Sec. Notes, 7.25%, 10/15/17(b)	8,000	8,520

NRG Energy Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 01/15/18	5,000	5,037

		46,067

Industrial Conglomerates—2.11%
General Electric Capital Corp., Sr. Unsec. Global Notes, 2.15%, 01/09/15	70,000	71,623

Hutchison Whampoa International Ltd. (Hong Kong), Sr. Unsec. Gtd. Notes, 7.63%, 04/09/19(b)	130,000	158,730

Unsec. Gtd. Notes, 5.75%, 09/11/19(b)	100,000	111,230

Unsec. Gtd. Sub. Notes, 6.00% (b)(f)	135,000	138,038

		479,621

Industrial Machinery—0.70%
Cleaver-Brooks Inc., Sr. Sec. Notes, 12.25%, 05/01/16(b)	8,000	8,440

Pentair, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 05/15/21	145,000	151,483

		159,923

Industrial REIT’s—0.07%
DuPont Fabros Technology L.P., Sr. Unsec. Gtd. Global Notes, 8.50%, 12/15/17	15,000	16,687

Insurance Brokers—0.58%
Marsh & McLennan Cos. Inc., Sr. Unsec. Notes, 9.25%, 04/15/19	100,000	132,019

Integrated Oil & Gas—0.32%
Petrobras International Finance Co. (Brazil), Sr. Unsec. Gtd. Global Notes, 3.50%, 02/06/17	70,000	71,767

Integrated Telecommunication Services—2.13%
AT&T Inc., Sr. Unsec. Global Notes, 2.50%, 08/15/15	60,000	62,557

2.95%, 05/15/16	35,000	37,041

4.45%, 05/15/21	15,000	16,581

CenturyLink Inc., Sr. Unsec. Global Notes, 5.80%, 03/15/22	30,000	29,365

7.65%, 03/15/42	40,000	37,940

France Telecom S.A. (France), Sr. Unsec. Global Notes, 5.38%, 01/13/42	10,000	10,633

Integra Telecom Holdings Inc., Sr. Sec. Notes, 10.75%, 04/15/16(b)	5,000	4,544

Telefonica Emisiones S.A. Unipersonal (Spain), Sr. Unsec. Gtd. Global Notes, 5.46%, 02/16/21	90,000	88,691

Telemar Norte Leste S.A. (Brazil), Sr. Unsec. Notes, 5.50%, 10/23/20(b)	161,000	166,218

Verizon Communications, Inc., Sr. Unsec. Global Notes, 4.75%, 11/01/41	30,000	30,646

		484,216

Internet Software & Services—0.07%
Equinix Inc., Sr. Unsec. Notes, 8.13%, 03/01/18	15,000	16,612

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Diversified Income Fund

	Principal
	Amount	Value

Investment Banking & Brokerage—5.48%
Cantor Fitzgerald L.P., Bonds, 7.88%, 10/15/19(b)	$160,000	$160,907

Charles Schwab Corp. (The), Jr. Unsec. Sub. Notes, 7.00% (f)	115,000	121,613

Goldman Sachs Group, Inc. (The), Sr. Unsec. Global Notes, 3.63%, 02/07/16	30,000	30,019

3.70%, 08/01/15	45,000	45,872

5.13%, 01/15/15	50,000	53,331

5.25%, 07/27/21	55,000	54,534

5.75%, 01/24/22	100,000	102,868

Macquarie Group Ltd. (Australia), Sr. Unsec. Notes, 6.00%, 01/14/20(b)	105,000	103,857

7.30%, 08/01/14(b)	110,000	117,234

Morgan Stanley, Sr. Unsec. Medium-Term Global Notes, 6.00%, 05/13/14	230,000	241,252

Series F, Sr. Unsec. Medium-Term Global Notes, 5.63%, 09/23/19	130,000	128,744

Raymond James Financial, Inc., Sr. Unsec. Notes, 4.25%, 04/15/16	35,000	36,205

Schwab Capital Trust I, Jr. Unsec. Gtd. Sub. Notes, 7.50%, 11/15/37	50,000	51,250

		1,247,686

Leisure Facilities—0.02%
Speedway Motorsports Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 02/01/19	5,000	5,275

Leisure Products—0.05%
Toys R US-Delaware Inc., Sr. Sec. Gtd. Notes, 7.38%, 09/01/16(b)	12,000	12,360

Life & Health Insurance—2.19%
MetLife, Inc., Sr. Unsec. Notes, 6.75%, 06/01/16	55,000	65,406

Nationwide Financial Services, Inc., Sr. Unsec. Notes, 5.38%, 03/25/21(b)	165,000	168,538

Prudential Financial, Inc., Jr. Unsec. Sub. Global Notes, 8.88%, 06/15/38	130,000	153,400

Series D, Sr. Unsec. Medium-Term Notes, 7.38%, 06/15/19	90,000	111,477

		498,821

Life Sciences Tools & Services—0.70%
Life Technologies Corp., Sr. Notes, 6.00%, 03/01/20	120,000	137,762

Patheon Inc. (Canada), Sr. Sec. Gtd. Notes, 8.63%, 04/15/17(b)	25,000	21,875

		159,637

Managed Health Care—1.36%
Cigna Corp., Sr. Unsec. Global Notes, 5.38%, 02/15/42	85,000	87,580

Sr. Unsec. Notes, 4.50%, 03/15/21	45,000	47,623

5.88%, 03/15/41	35,000	38,431

UnitedHealth Group Inc., Sr. Unsec. Notes, 3.88%, 10/15/20	60,000	63,660

5.95%, 02/15/41	60,000	72,769

		310,063

Mortgage Backed Securities—0.36%
U.S. Bank N.A., Sr. Unsec. Medium-Term Notes, 5.92%, 05/25/12	81,148	81,759

Movies & Entertainment—0.37%
AMC Entertainment Inc., Sr. Unsec. Gtd. Global Notes, 8.75%, 06/01/19	15,000	15,769

NAI Entertainment Holdings LLC, Sr. Sec. Notes, 8.25%, 12/15/17(b)	15,000	16,556

Time Warner, Inc., Sr. Unsec. Gtd. Global Notes, 5.38%, 10/15/41	50,000	52,522

		84,847

Multi-Line Insurance—1.80%
American Financial Group, Inc., Sr. Unsec. Notes, 9.88%, 06/15/19	180,000	224,069

Hartford Financial Services Group Inc. (The), Jr. Unsec. Sub. Deb., 8.13%, 06/15/38	10,000	10,725

Liberty Mutual Group Inc., Jr. Unsec. Gtd. Sub. Bonds, 7.80%, 03/15/37(b)	15,000	14,813

Sr. Unsec. Gtd. Notes, 5.00%, 06/01/21(b)	50,000	49,758

Sr. Unsec. Notes, 5.75%, 03/15/14(b)	100,000	103,937

Nationwide Mutual Insurance Co., Unsec. Sub. Notes, 9.38%, 08/05/39(b)	5,000	6,355

		409,657

Office Services & Supplies—0.11%
IKON Office Solutions, Inc., Sr. Unsec. Notes, 6.75%, 12/01/25	25,000	24,625

Oil & Gas Drilling—0.69%
Atwood Oceanics Inc., Sr. Unsec. Notes, 6.50%, 02/01/20	2,000	2,120

Transocean Inc., Sr. Unsec. Gtd. Global Notes, 4.95%, 11/15/15	40,000	42,771

6.38%, 12/15/21	100,000	112,894

		157,785

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Diversified Income Fund

	Principal
	Amount	Value

Oil & Gas Equipment & Services—0.13%
Bristow Group, Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/17	$14,000	$14,630

Key Energy Services, Inc., Sr. Unsec. Gtd. Notes, 6.75%, 03/01/21	15,000	15,337

		29,967

Oil & Gas Exploration & Production—2.53%
Anadarko Petroleum Corp., Sr. Unsec. Global Notes, 5.75%, 06/15/14	95,000	103,383

Sr. Unsec. Notes, 7.63%, 03/15/14	15,000	16,726

Chaparral Energy Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 09/01/21	13,000	13,845

Chesapeake Energy Corp., Sr. Unsec. Gtd. Notes, 6.13%, 02/15/21	5,000	4,963

6.63%, 08/15/20	13,000	13,244

Cimarex Energy Co., Sr. Unsec. Gtd. Notes, 5.88%, 05/01/22	5,000	5,087

7.13%, 05/01/17	10,000	10,369

Continental Resources Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 10/01/19	15,000	16,819

EOG Resources, Inc., Sr. Unsec. Notes, 4.10%, 02/01/21	45,000	48,815

EXCO Resources Inc., Sr. Unsec. Gtd. Notes, 7.50%, 09/15/18	7,000	6,230

Forest Oil Corp., Sr. Unsec. Gtd. Global Notes, 7.25%, 06/15/19	2,000	1,965

McMoRan Exploration Co., Sr. Unsec. Gtd. Notes, 11.88%, 11/15/14	14,000	14,831

Newfield Exploration Co., Sr. Unsec. Sub. Global Notes, 7.13%, 05/15/18	13,000	13,747

Pemex Project Funding Master Trust, Sr. Unsec. Gtd. Global Bonds, 6.63%, 06/15/35	65,000	73,702

Petrobras International Finance Co. (Brazil), Sr. Unsec. Gtd. Global Notes, 5.75%, 01/20/20	40,000	44,541

6.88%, 01/20/40	45,000	53,132

Petroleos Mexicanos (Mexico), Sr. Unsec. Gtd. Global Notes, 5.50%, 01/21/21	65,000	72,144

Plains Exploration & Production Co., Sr. Unsec. Gtd. Notes, 8.63%, 10/15/19	15,000	16,725

QEP Resources Inc., Sr. Unsec. Notes, 5.38%, 10/01/22	5,000	5,000

Range Resources Corp., Sr. Unsec. Gtd. Sub. Notes, 5.00%, 08/15/22	2,000	1,975

5.75%, 06/01/21	10,000	10,550

SM Energy Co., Sr. Unsec. Global Notes, 6.50%, 11/15/21	2,000	2,125

6.63%, 02/15/19	10,000	10,600

Whiting Petroleum Corp., Sr. Unsec. Gtd. Sub. Notes, 6.50%, 10/01/18	10,000	10,662

WPX Energy Inc., Sr. Unsec. Notes, 6.00%, 01/15/22(b)	5,000	5,025

		576,205

Oil & Gas Refining & Marketing—0.56%
Petronas Capital Ltd. (Malaysia), Unsec. Gtd. Unsub. Notes, 5.25%, 08/12/19(b)	100,000	112,239

United Refining Co., Sr. Sec. Gtd. Global Notes, 10.50%, 02/28/18	15,000	15,506

		127,745

Oil & Gas Storage & Transportation—2.21%
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp., Sr. Unsec. Gtd. Sub. Global Notes, 8.75%, 06/15/18	6,000	6,420

Chesapeake Midstream Partners L.P./CHKM Finance Corp., Sr. Unsec. Gtd. Notes, 5.88%, 04/15/21(b)	9,000	9,045

6.13%, 07/15/22(b)	2,000	2,020

Copano Energy LLC/Copano Energy Finance Corp., Sr. Unsec. Gtd. Notes, 7.13%, 04/01/21	18,000	19,035

Energy Transfer Equity L.P., Sr. Sec. Gtd. Notes, 7.50%, 10/15/20	10,000	11,113

Energy Transfer Partners L.P., Sr. Unsec. Global Notes, 6.05%, 06/01/41	60,000	60,736

Enterprise Products Operating LLC, Sr. Unsec. Gtd. Notes, 6.45%, 09/01/40	70,000	82,718

Inergy L.P./Inergy Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 08/01/21	7,000	6,790

MarkWest Energy Partners L.P./MarkWest Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.25%, 06/15/22	5,000	5,275

6.50%, 08/15/21	15,000	16,012

Overseas Shipholding Group, Inc., Sr. Unsec. Notes, 8.13%, 03/30/18	25,000	18,750

Plains All American Pipeline L.P./ PAA Finance Corp., Sr. Unsec. Global Notes, 3.65%, 06/01/22	45,000	44,162

Regency Energy Partners L.P./Regency Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.88%, 12/01/18	5,000	5,306

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Diversified Income Fund

	Principal
	Amount	Value

Oil & Gas Storage & Transportation—(continued)
Spectra Energy Capital LLC, Sr. Unsec. Gtd. Notes, 5.65%, 03/01/20	$100,000	$112,579

Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 02/01/21	15,000	15,525

Sr. Unsec. Gtd. Notes, 6.38%, 08/01/22(b)	2,000	2,030

Teekay Corp. (Canada), Sr. Unsec. Global Notes, 8.50%, 01/15/20	5,000	5,225

Williams Partners L.P., Sr. Unsec. Global Notes, 3.80%, 02/15/15	75,000	79,762

		502,503

Other Diversified Financial Services—9.61%
Aircastle Ltd.,
Sr. Unsec. Notes, 6.75%, 04/15/17(b)	10,000	10,000

7.63%, 04/15/20(b)	2,000	2,000

9.75%, 08/01/18(b)	2,000	2,242

Bank of America Corp., Sr. Unsec. Global Notes, 3.70%, 09/01/15	25,000	25,357

4.50%, 04/01/15	240,000	248,926

6.50%, 08/01/16	130,000	143,222

Sr. Unsec. Notes, 5.88%, 01/05/21	35,000	37,200

Citigroup Inc., Sr. Unsec. Global Notes, 6.01%, 01/15/15	150,000	162,943

6.13%, 05/15/18	70,000	77,991

Sr. Unsec. Notes, 6.38%, 08/12/14	255,000	276,687

Countrywide Financial Corp., Sr. Unsec. Gtd. Medium-Term Global Notes, 5.80%, 06/07/12	10,000	10,084

ERAC USA Finance LLC, Sr. Unsec. Gtd. Notes, 5.63%, 03/15/42(b)	60,000	58,021

5.80%, 10/15/12(b)	105,000	107,660

Football Trust V, Sec. Pass Through Ctfs., 5.35%, 10/05/20(b)	100,000	105,961

General Electric Capital Corp., Series A, Sr. Unsec. Medium-Term Global Notes, 6.88%, 01/10/39	60,000	74,263

International Lease Finance Corp., Sr. Sec. Notes, 6.50%, 09/01/14(b)	115,000	120,894

Sr. Unsec. Global Notes, 4.88%, 04/01/15	45,000	44,505

8.63%, 09/15/15	5,000	5,507

8.75%, 03/15/17	27,000	30,088

Sr. Unsec. Notes, 8.25%, 12/15/20	10,000	11,081

JPMorgan Chase & Co., Sr. Unsec. Global Notes, 3.15%, 07/05/16	35,000	36,108

3.45%, 03/01/16	25,000	26,098

4.75%, 05/01/13	15,000	15,626

5.40%, 01/06/42	80,000	85,496

5.60%, 07/15/41	95,000	103,622

JPMorgan Chase Capital XXVII, Series AA, Jr. Unsec. Gtd. Sub. Notes, 7.00%, 11/01/39	160,000	160,860

Merrill Lynch & Co., Inc., Series C, Sr. Unsec. Medium-Term Global Notes, 5.45%, 02/05/13	200,000	204,905

Taylor Morrison Communities Inc./ Monarch Communities Inc., Sr. Unsec. Notes, 7.75%, 04/15/20(b)	2,000	2,000

Twin Reefs Pass-Through Trust, Sec. Pass Through Ctfs., 1.39% (Acquired 12/07/04-04/03/06; Cost $130,332)(b)(c)(e)(f)	130,000	—

		2,189,347

Packaged Foods & Meats—1.80%
Del Monte Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 02/15/19	5,000	4,988

JM Smucker Co. (The), Sr. Unsec. Gtd. Global Notes., 3.50%, 10/15/21	265,000	269,694

Kraft Foods Inc., Sr. Unsec. Global Notes, 2.63%, 05/08/13	70,000	71,403

6.50%, 02/09/40	50,000	61,399

Post Holdings Inc., Sr. Unsec. Gtd. Notes, 7.38%, 02/15/22(b)	2,000	2,105

		409,589

Paper Packaging—0.04%
Cascades Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 7.88%, 01/15/20	10,000	9,925

Paper Products—0.59%
Boise Cascade LLC, Sr. Unsec. Gtd. Sub. Global Notes, 7.13%, 10/15/14	17,000	17,096

Clearwater Paper Corp., Sr. Unsec. Gtd. Global Notes, 7.13%, 11/01/18	5,000	5,337

International Paper Co., Sr. Unsec. Global Notes, 4.75%, 02/15/22	35,000	37,083

6.00%, 11/15/41	40,000	43,436

Mercer International Inc., Sr. Unsec. Gtd. Global Notes, 9.50%, 12/01/17	10,000	10,375

NewPage Corp., Sr. Sec. Gtd. Global Notes, 11.38%, 12/31/14	7,000	4,603

P.H. Glatfelter Co., Sr. Unsec. Gtd. Global Notes, 7.13%, 05/01/16	15,000	15,337

		133,267

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Diversified Income Fund

	Principal
	Amount	Value

Personal Products—0.05%
NBTY Inc., Sr. Unsec. Gtd. Global Notes, 9.00%, 10/01/18	$10,000	$11,050

Pharmaceuticals—0.02%
Mylan Inc., Sr. Unsec. Gtd. Notes, 6.00%, 11/15/18(b)	5,000	5,225

Property & Casualty Insurance—1.03%
CNA Financial Corp., Sr. Unsec. Notes, 7.35%, 11/15/19	160,000	187,067

W.R. Berkley Corp., Sr. Unsec. Notes, 7.38%, 09/15/19	40,000	46,436

		233,503

Railroads—0.98%
Canadian Pacific Railway Co. (Canada), Sr. Unsec. Notes, 4.45%, 03/15/23	20,000	20,567

CSX Corp., Sr. Unsec. Notes, 5.50%, 04/15/41	55,000	59,495

Union Pacific Corp., Sr. Unsec. Notes, 4.00%, 02/01/21	135,000	143,901

		223,963

Real Estate Services—0.02%
CB Richard Ellis Services Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 10/15/20	5,000	5,325

Regional Banks—1.72%
BB&T Capital Trust II, Jr. Unsec. Gtd. Sub. Global Notes, 6.75%, 06/07/36	5,000	5,038

CIT Group Inc., Sr. Unsec. Global Notes, 5.25%, 03/15/18	10,000	10,200

Sr. Unsec. Gtd. Bonds, 7.00%, 05/02/17(b)	7,000	7,026

Sr. Unsec. Notes, 5.50%, 02/15/19(b)	5,000	5,100

Fifth Third Bancorp, Sr. Unsec. Notes, 3.50%, 03/15/22	70,000	68,661

First Niagara Financial Group Inc., Unsec. Sub. Notes, 7.25%, 12/15/21	35,000	37,728

PNC Preferred Funding Trust III, Jr. Sub. Notes, 8.70% (b)(f)	200,000	205,500

Regions Financial Corp., Unsec. Sub. Notes, 7.38%, 12/10/37	30,000	29,850

Synovus Financial Corp., Sr. Unsec. Global Notes, 7.88%, 02/15/19	5,000	5,175

Unsec. Sub. Global Notes, 5.13%, 06/15/17	20,000	18,300

		392,578

Research & Consulting Services—0.05%
FTI Consulting Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 10/01/20	10,000	10,750

Semiconductor Equipment—0.16%
Amkor Technology Inc., Sr. Unsec. Global Notes, 7.38%, 05/01/18	15,000	16,087

Sensata Technologies B.V. (Netherlands), Sr. Unsec. Gtd. Notes, 6.50%, 05/15/19(b)	20,000	20,900

		36,987

Semiconductors—0.12%
Freescale Semiconductor Inc., Sr. Sec. Gtd. Notes, 9.25%, 04/15/18(b)	25,000	27,500

Sovereign Debt—1.45%
Mexico Government International Bond (Mexico), Sr. Unsec. Global Notes, 3.63%, 03/15/22	150,000	153,872

Series A, Sr. Unsec. Medium-Term Global Notes, 6.05%, 01/11/40	60,000	72,300

Russian Foreign Bond (Russia), Sr. Unsec. Euro Bonds, 3.63%, 04/29/15(b)	100,000	104,250

		330,422

Specialized Finance—0.77%
Moody’s Corp., Sr. Unsec. Notes, 5.50%, 09/01/20	110,000	115,322

National Rural Utilities Cooperative Finance Corp., Sr. Sec. Collateral Trust Notes, 2.63%, 09/16/12	60,000	60,524

		175,846

Specialized REIT’s—2.49%
American Tower Corp., Sr. Unsec. Global Notes, 4.63%, 04/01/15	90,000	95,861

Entertainment Properties Trust, Sr. Unsec. Gtd. Global Notes, 7.75%, 07/15/20	245,000	258,575

HCP, Inc., Sr. Unsec. Notes, 3.75%, 02/01/16	25,000	25,821

Host Hotels & Resorts L.P., Sr. Gtd. Global Notes, 6.00%, 11/01/20	10,000	10,625

Sr. Unsec. Notes, 5.25%, 03/15/22(b)	5,000	5,000

Omega Healthcare Investors, Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 10/15/22	5,000	5,319

Senior Housing Properties Trust, Sr. Unsec. Notes, 4.30%, 01/15/16 4.30%, 01/15/16	75,000	74,831

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Diversified Income Fund

	Principal
	Amount	Value

Specialized REIT’s—(continued)
Ventas Realty L.P./Ventas Capital Corp., Sr. Unsec. Gtd. Notes, 4.75%, 06/01/21	$90,000	$91,347

		567,379

Specialty Chemicals—0.07%
PolyOne Corp., Sr. Unsec. Notes, 7.38%, 09/15/20	15,000	16,012

Specialty Stores—0.17%
Michaels Stores Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 11/01/18	10,000	10,650

Staples Inc., Sr. Unsec. Gtd. Global Notes, 9.75%, 01/15/14	25,000	28,453

		39,103

Steel—2.33%
ArcelorMittal (Luxembourg), Sr. Unsec. Global Notes, 4.50%, 02/25/17	100,000	100,440

5.50%, 03/01/21	10,000	9,839

6.13%, 06/01/18	55,000	58,069

6.25%, 02/25/22	3,000	3,040

6.75%, 03/01/41	10,000	9,361

7.00%, 10/15/39	195,000	187,154

FMG Resources August 2006 Pty Ltd. (Australia), Sr. Unsec. Gtd. Notes, 6.38%, 02/01/16(b)	7,000	6,988

7.00%, 11/01/15(b)	7,000	7,298

Sr. Unsec. Notes, 6.00%, 04/01/17(b)	3,000	2,997

6.88%, 04/01/22(b)	3,000	2,998

United States Steel Corp., Sr. Unsec. Global Notes, 7.50%, 03/15/22	2,000	2,005

Sr. Unsec. Notes, 7.00%, 02/01/18	6,000	6,240

Vale Overseas Ltd. (Brazil), Sr. Unsec. Gtd. Global Notes, 4.63%, 09/15/20	55,000	57,945

6.88%, 11/10/39	65,000	76,104

		530,478

Systems Software—0.08%
Allen Systems Group Inc., Sec. Gtd. Notes, 10.50%, 11/15/16 (Acquired 11/12/10-12/16/10; Cost $20,163)(b)	20,000	17,650

Textiles—0.07%
Levi Strauss & Co., Sr. Unsec. Global Notes, 7.63%, 05/15/20	15,000	15,900

Tires & Rubber—0.04%
Goodyear Tire & Rubber Co. (The), Sr. Unsec. Gtd. Notes, 7.00%, 05/15/22	10,000	9,800

Tobacco—0.45%
Altria Group, Inc., Sr. Unsec. Gtd. Global Notes, 4.75%, 05/05/21	95,000	102,326

Trading Companies & Distributors—0.20%
Air Lease Corp., Sr. Unsec. Notes, 5.63%, 04/01/17(b)	3,000	3,000

H&E Equipment Services Inc., Sr. Unsec. Gtd. Global Notes, 8.38%, 07/15/16	25,000	25,750

Interline Brands, Inc., Sr. Unsec. Gtd. Global Notes, 7.00%, 11/15/18	5,000	5,300

RSC Equipment Rental Inc./RSC Holdings III LLC, Sr. Unsec. Global Notes, 8.25%, 02/01/21	5,000	5,337

UR Financing Escrow Corp., Sec. Gtd. Notes, 5.75%, 07/15/18(b)	2,000	2,055

Sr. Unsec. Notes, 7.63%, 04/15/22(b)	4,000	4,130

		45,572

Trucking—0.20%
Avis Budget Car Rental LLC/Avis Budget Finance Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 01/15/19	15,000	15,731

9.75%, 03/15/20	2,000	2,190

Sr. Unsec. Gtd. Notes, 8.25%, 01/15/19(b)	2,000	2,090

Hertz Corp. (The), Sr. Unsec. Gtd. Global Notes, 6.75%, 04/15/19	12,000	12,480

7.38%, 01/15/21	10,000	10,675

Sr. Unsec. Gtd. Notes, 6.75%, 04/15/19(b)	3,000	3,120

		46,286

Wireless Telecommunication Services—1.43%
Alltel Corp., Sr. Unsec. Global Notes, 7.00%, 07/01/12	50,000	50,835

Clearwire Communications LLC/Clearwire Finance, Inc., Sr. Sec. Gtd. Notes, 12.00%, 12/01/15(b)	15,000	14,887

14.75%, 12/01/16(b)	2,000	2,195

Cricket Communications, Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 10/15/20	27,000	26,662

Crown Castle Towers LLC, Sr. Sec. Gtd. Notes, 4.88%, 08/15/20(b)	120,000	124,350

Intelsat Jackson Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Global Notes, 7.25%, 10/15/20	5,000	5,275

7.50%, 04/01/21	15,000	15,862

MetroPCS Wireless Inc., Sr. Unsec. Gtd. Notes, 6.63%, 11/15/20	10,000	10,088

7.88%, 09/01/18	5,000	5,253

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Diversified Income Fund

		Principal
		Amount	Value

Wireless Telecommunication Services—(continued)
Sprint Capital Corp., Sr. Unsec. Gtd. Global Notes, 6.90%, 05/01/19		$5,000	$4,350

Sprint Nextel Corp., Sr. Unsec. Gtd. Notes, 7.00%, 03/01/20(b)		3,000	3,068

9.00%, 11/15/18(b)		7,000	7,718

Sr. Unsec. Notes, 8.38%, 08/15/17		5,000	4,850

11.50%, 11/15/21(b)		2,000	2,165

Wind Acquisition Finance S.A. (Luxembourg), Sr. Sec. Gtd. Notes, 11.75%, 07/15/17(b)		50,000	48,750

			326,308

Total U.S. Dollar Denominated Bonds and Notes (Cost $18,648,641)			19,603,501

U.S. Treasury Securities—8.19%
U.S. Treasury Bills—0.22%
0.10%(g)(h)	11/15/12	50	49,960

U.S. Treasury Notes—4.82%
2.00%	04/30/16	160	167,625

1.00%	08/31/16	250	251,015

3.63%	02/15/21	600	679,219

			1,097,859

U.S. Treasury Bonds—3.15%
4.25%	05/15/39	100	117,750

4.50%	08/15/39	100	122,453

4.75%	02/15/41	375	477,598

			717,801

Total U.S. Treasury Securities (Cost $1,716,544)			1,865,620

Asset-Backed Securities—2.09%
Countrywide Asset-Backed Ctfs., Series 2007-4, Class A1B, Pass Through Ctfs., 5.81%, 09/25/37		29,070	28,621

Credit Suisse Mortgage Capital Ctfs., Series 2009-2R, Class 1A11, Floating Rate Pass Through Ctfs., 2.70%, 09/26/34(b)(e)		84,379	80,172

Santander Drive Auto Receivables Trust, Series 2011-1, Class D, Pass Through Ctfs., 4.01%, 02/15/17		80,000	80,350

TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A2, Variable Rate Pass Through Ctfs., 5.37%, 08/15/39(e)		11,729	11,863

Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class AJ, Variable Rate Pass Through Ctfs., 5.20%, 10/15/44(e)		110,000	115,831

Wells Fargo Mortgage Backed Securities Trust, Series 2004-Z, Class 2A1, Floating Rate Pass Through Ctfs., 2.61%, 12/25/34(e)		161,291	159,115

Total Asset-Backed Securities (Cost $440,869)			475,952

U.S. Government Sponsored Mortgage-Backed Securities—1.08%

Federal Home Loan Mortgage Corp. (FHLMC)—0.34%
Pass Through Ctfs. 6.50%, 05/01/16 to 08/01/32		7,762	8,767

6.00%, 05/01/17 to 12/01/31		40,235	44,659

5.50%, 09/01/17		21,262	23,050

			76,476

Federal National Mortgage Association (FNMA)—0.62%
Pass Through Ctfs. 7.00%, 02/01/16 to 09/01/32		20,994	24,082

6.50%, 05/01/16 to 09/01/31		6,266	7,024

5.00%, 11/01/18		22,426	24,346

7.50%, 04/01/29 to 10/01/29		71,089	79,108

8.00%, 04/01/32		5,840	6,537

			141,097

Government National Mortgage Association (GNMA)—0.12%
Pass Through Ctfs. 7.50%, 06/15/23		8,202	9,514

8.50%, 11/15/24		5,748	6,729

7.00%, 07/15/31 to 08/15/31		2,131	2,536

6.50%, 11/15/31 to 03/15/32		4,913	5,712

6.00%, 11/15/32		2,763	3,145

			27,636

Total U.S. Government Sponsored Mortgage-Backed Securities (Cost $223,387)			245,209

Municipal Obligations—1.00%
Alameda (County of), California Joint Powers Authority (Multiple Capital); Series 2010 A, Taxable Lease RB, 7.05%, 12/01/44		55,000	66,477

Florida Development Finance Corp. (Palm Bay Academy Inc.); Series 2006 B, Taxable RB, 7.50%, 05/15/17		65,000	59,343

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Diversified Income Fund

	Principal
	Amount	Value

Municipal Obligations —(continued)
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J); Series 2010 A, Taxable Build America RB, 6.64%, 04/01/57	$90,000	$101,504

Total Municipal Obligations (Cost $209,523)		227,324

Non-U.S. Dollar Denominated Bonds & Notes—0.26%(i)
Canada—0.04%
Gateway Casinos & Entertainment Ltd., Sec. Gtd. Notes, 8.88%, 11/15/17(b) CAD	8,000	8,383

United States—0.22%
CEDC Finance Corp. International Inc., Sr. Sec. Gtd. Notes, 8.88%, 12/01/16(b) EUR	50,000	51,347

Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $58,146)		59,730

	Shares

Preferred Stocks—0.20%
Consumer Finance—0.05%
Ally Financial, Inc. Series A 8.50% Pfd.	250	5,425

GMAC Capital Trust I, Series 2, 8.13% Jr. Gtd. Sub. Pfd.	270	6,240

		11,665

Diversified Banks—0.01%
Royal Bank of Scotland PLC (The) (United Kingdom), Series T, 7.25% Jr. Sub. Pfd.	135	2,565

Office REIT’s—0.01%
DuPont Fabros Technology Inc. Series B 7.63% Pfd.	95	2,418

Regional Banks—0.12%
Zions Bancorp., Series C, 9.50% Pfd.	1,000	26,070

Tires & Rubber—0.01%
Goodyear Tire & Rubber Co. (The) $2.94 Conv. Pfd.	75	3,107

Total Preferred Stocks (Cost $48,508)		45,825

Common Stocks & Other Equity Interests—0.00%
Broadcasting—0.00%
Adelphia Recovery Trust Series ACC-1 (j)	87,412	$96

Cable & Satellite—0.00%
Adelphia Communications Corp. (j)	900	225

Total Common Stocks & Other Equity Interests (Cost $22,181)		321

Money Market Funds—0.78%
Liquid Assets Portfolio — Institutional Class (k)	88,800	88,800

Premier Portfolio — Institutional Class (k)	88,800	88,800

Total Money Market Funds (Cost $177,600)		177,600

TOTAL INVESTMENTS—99.69% (Cost $21,545,399)		22,701,082

OTHER ASSETS LESS LIABILITIES—0.31%		70,158

NET ASSETS—100.00%		$22,771,240

Investment Abbreviations:

CAD	— Canadian Dollar

Conv.	— Convertible

Ctfs.	— Certificates

Deb.	— Debentures

EUR	— Euro

FHLMC	— Federal Home Loan Mortgage Corp.

FNMA	— Federal National Mortgage Association

GNMA	— Government National Mortgage Association

Gtd.	— Guaranteed

Jr.	— Junior

Pfd.	— Preferred

PIK	— Payment in Kind

RB	— Revenue Bonds

REIT	— Real Estate Investment Trust

Sec.	— Secured

Sr.	— Senior

Sub.	— Subordinated

Unsec.	— Unsecured

Unsub.	— Unsubordinated
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Diversified Income Fund

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2012 was $5,866,999, which represented 25.76% of the Trust’s Net Assets.

(c)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at March 31, 2012 was $29,912, which represented 0.13% of the Trust’s Net Assets.

(d)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on March 31, 2012.

(f)	Perpetual bond with no specified maturity date.

(g)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1H and Note 3.

(h)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(i)	Foreign denominated security. Principal amount is denominated in currency indicated.

(j)	Non-income producing security acquired as part of the Adelphia Communications bankruptcy reorganization.

(k)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Diversified Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2012
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Invesco V.I. Diversified Income Fund

A.	Security Valuations — (continued)
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Lower-Rated Securities — The Fund may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.
E.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
Invesco V.I. Diversified Income Fund

F.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
G.	Dollar Rolls and Forward Commitment Transactions — The Fund may enter into dollar roll transactions to enhance the Fund’s performance. The Fund executes its dollar roll transactions in the to be announced (“TBA”) market whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.
     The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions increase the Fund’s portfolio turnover rate. The Fund will segregate liquid assets in an amount equal to its dollar roll commitments. Dollar roll transactions are considered borrowings under the 1940 Act.
     Dollar roll transactions involve the risk that a counter-party to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Dollar rolls transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement.
H.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
I.	Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk.
     Interest rate, total return, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.
Invesco V.I. Diversified Income Fund

I.	Swap Agreements — (continued)
     A CDS is an agreement between two parties (“Counterparties”) to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances.
     Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.
     Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the counterparty does not honor its obligations under the agreement and unfavorable interest.
J.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
Invesco V.I. Diversified Income Fund

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
           The following is a summary of the tiered valuation input levels, as of March 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$223,521	$225	$—	$223,746

U.S. Treasury Securities	—	1,865,620	—	1,865,620

U.S. Government Sponsored Securities	—	245,209	—	245,209

Domestic Corporate Debt Securities	—	19,272,191	—	19,272,191

Foreign Corporate Debt Securities	—	59,730	—	59,730

Foreign Sovereign Debt Securities	—	330,422	—	330,422

Asset Backed Securities	—	475,952	—	475,952

Municipal Obligations	—	227,324	—	227,324

	223,521	22,476,673	—	22,700,194

Foreign Currency Contracts*	—	(479)	—	(479)

Futures*	(6,926)	—	—	(6,926)

Swap Agreements*	—	1,086	—	1,086

Total Investments	$216,595	$22,477,280	$—	$22,693,875

*	Unrealized appreciation (depreciation)
Invesco V.I. Diversified Income Fund

NOTE 3 — Derivative Investments
Value of Derivative Instruments at Period-End
The table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of March 31, 2012:

	Notional Value
Risk Exposure/ Derivative Type	Assets	Liabilities

Credit risk
Swap Agreements (a)	$1,784	$(698)

Currency risk
Foreign Currency Contracts (a)	—	(479)

Interest rate risk
Futures contracts (a)	39,958	(46,884)

(a)	Includes cumulative appreciation (depreciation) of futures and swap agreements.
Effect of Derivative Instruments for the three months ended March 31, 2012
The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

		Foreign Currency
	Futures *	Contracts *	Swap Agreements *

Realized Gain (Loss)
Credit risk	$—	$—	$553

Currency risk	—	1,480	—

Interest rate risk	$(56,411)	—	—

Change in Unrealized Appreciation (Depreciation)
Credit risk	$—	$—	$1,086

Currency risk	—	(2,883)	—

Interest rate risk	18,551	—	—

Total	$(37,860)	$(1,403)	$1,639

*	The average notional value of futures, foreign currency contracts, and swap agreements outstanding during the period was $7,423,589 , $49,479 and $133,333, respectively.
Open Futures Contracts

				Unrealized
	Number of	Expiration	Notional	Appreciation
Long Contracts	Contracts	Month	Value	(Depreciation)

U.S. Treasury Ultra Bonds	4	June-2012	$603,875	$(29,008)

U.S. Treasury 5 Year Notes	30	June-2012	3,676,172	(17,876)

Subtotal			$4,280,047	$(46,884)

Short Contracts

U.S. Treasury 10 Year Notes	20	June-2012	$(2,589,688)	$39,958

Total			$1,690,359	$(6,926)

Invesco V.I. Diversified Income Fund

Open Foreign Currency Contracts

							Unrealized
Settlement		Contract to					Appreciation
Date	Counterparty		Deliver		Receive	Notional Value	(Depreciation)
05/09/12	RBC Capital Markets Corp.	EUR	38,000	USD	50,209	$50,688	$(479)

Closed Foreign Currency Contracts

Closed			Contract to			Notional	Realized
Date	Counterparty		Deliver		Receive	Value	Gain

05/09/12	RBC Capital Markets Corp.	EUR	5,000	USD	6,607	$6,629	$22

Total foreign currency contracts							$(501)

Currency Abbreviations:
EUR — Euro
USD — U.S. Dollar
Open Credit Default Swap Agreements

						Notional		Value Unrealized
		Buy/Sell	(Pay)/Receive	Expiration	Implied	Value	Upfront	Appreciation
Counterparty	Reference Entity	Protection	Fixed Rate	Date	Credit Spread(a)	(000)	Payments	(Depreciation)

Bank of America	Carnival Corp	Buy	(1.00)%	03/20/17	1.42%	$100	$2,684	$(698)

Morgan Stanley	Royal Caribbean	Sell	5.00	03/20/17	4.58	100	—	1,784

Total Credit Default Swap Agreements								$1,086

(a)	Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.
NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2012 was $4,440,186 and $4,092,262, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$1,361,274

Aggregate unrealized (depreciation) of investment securities	(243,609)

Net unrealized appreciation of investment securities	$1,117,665

Cost of investments for tax purposes is $21,583,417.
Invesco V.I. Diversified Income Fund

Invesco V.I. Diversified Dividend Fund
Effective April 30, 2012,
Invesco V.I. Dividend Growth Fund was renamed
Invesco V.I. Diversified Dividend Fund.
Quarterly Schedule of Portfolio Holdings
March 31, 2012

invesco.com/us	VIDDI-QTR-1 03/12	Invesco Advisers, Inc.

Schedule of Investments(a)
March 31, 2012
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—94.43%
Aerospace & Defense—4.49%
General Dynamics Corp.	107,843	$7,913,519

Raytheon Co.	141,043	7,444,250

		15,357,769

Apparel Retail—0.67%
TJX Cos., Inc. (The)	57,668	2,289,996

Asset Management & Custody Banks—1.81%
Federated Investors, Inc. -Class B	256,252	5,742,607

State Street Corp.	9,683	440,577

		6,183,184

Auto Parts & Equipment—1.52%
Johnson Controls, Inc.	160,285	5,206,057

Brewers—2.58%
Heineken N.V. (Netherlands)	158,760	8,824,190

Building Products—2.41%
Masco Corp.	615,988	8,235,760

Casinos & Gaming—0.91%
International Game Technology	185,288	3,110,985

Consumer Finance—2.16%
Capital One Financial Corp.	132,620	7,392,239

Data Processing & Outsourced Services—2.07%
Automatic Data Processing, Inc.	128,561	7,095,282

Distillers & Vintners—0.28%
Treasury Wine Estates (Australia)	227,094	964,139

Drug Retail—1.13%
Walgreen Co.	115,822	3,878,879

Electric Utilities—5.39%
American Electric Power Co., Inc.	160,642	6,197,568

Entergy Corp.	60,532	4,067,751

Exelon Corp.	165,792	6,500,704

PPL Corp.	59,504	1,681,583

		18,447,606

Food Distributors—1.93%
Sysco Corp.	221,242	6,606,286

Gas Utilities—1.20%
AGL Resources Inc.	104,632	4,103,667

General Merchandise Stores—2.05%
Target Corp.	120,412	7,016,407

Health Care Equipment—2.98%
Medtronic, Inc.	105,161	4,121,260

Stryker Corp.	109,649	6,083,326

		10,204,586

Hotels, Resorts & Cruise Lines—2.24%
Accor S.A. (France)	64,045	2,290,614

Marriott International Inc. -Class A	141,937	5,372,316

		7,662,930

Household Products—4.96%
Kimberly-Clark Corp.	127,677	9,434,054

Procter & Gamble Co. (The)	111,962	7,524,966

		16,959,020

Housewares & Specialties—0.93%
Newell Rubbermaid Inc.	179,181	3,191,214

Industrial Machinery—3.58%
Illinois Tool Works Inc.	42,245	2,413,035

Pentair, Inc.	176,338	8,395,452

Snap-on Inc.	23,956	1,460,597

		12,269,084

Integrated Oil & Gas—1.13%
Exxon Mobil Corp.	22,841	1,981,000

Total S.A. (France)	36,876	1,880,701

		3,861,701

Integrated Telecommunication Services—0.92%
AT&T Inc.	100,510	3,138,927

Investment Banking & Brokerage—1.63%
Charles Schwab Corp. (The)	389,323	5,594,571

Life & Health Insurance—3.33%
Lincoln National Corp.	123,635	3,259,018

Prudential Financial, Inc.	48,856	3,096,982

StanCorp Financial Group, Inc.	123,532	5,057,400

		11,413,400

Motorcycle Manufacturers—0.87%
Harley-Davidson, Inc.	60,582	2,973,365

Movies & Entertainment—1.49%
Time Warner Inc.	135,095	5,099,836

Multi-Utilities—3.32%
Dominion Resources, Inc.	72,349	3,704,993

PG&E Corp.	59,510	2,583,329

Sempra Energy	84,645	5,075,314

		11,363,636

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Dividend Growth Fund

	Shares	Value

Office Services & Supplies—0.51%
Avery Dennison Corp.	58,134	$1,751,577

Packaged Foods & Meats—7.54%
Campbell Soup Co.	195,291	6,610,600

General Mills, Inc.	254,475	10,039,039

Kraft Foods Inc. -Class A	172,723	6,565,201

Mead Johnson Nutrition Co.	31,468	2,595,481

		25,810,321

Paper Products—1.79%
International Paper Co.	174,905	6,139,165

Personal Products—0.81%
L’Oreal S.A. (France)	22,338	2,755,480

Pharmaceuticals—4.56%
Bristol-Myers Squibb Co.	67,406	2,274,952

Eli Lilly & Co.	139,074	5,600,510

Johnson & Johnson	102,210	6,741,772

Novartis AG (Switzerland)	17,761	983,093

		15,600,327

Property & Casualty Insurance—1.33%
Travelers Cos., Inc. (The)	76,971	4,556,683

Regional Banks—8.37%
Cullen/Frost Bankers, Inc.	15,329	891,994

Fifth Third Bancorp	432,494	6,076,541

M&T Bank Corp.	48,977	4,255,122

SunTrust Banks, Inc.	413,481	9,993,836

Zions Bancorp.	345,750	7,419,795

		28,637,288

Restaurants—0.71%
Brinker International, Inc.	87,778	2,418,284

Semiconductors—1.45%
Linear Technology Corp.	10,056	338,887

Texas Instruments Inc.	137,495	4,621,207

		4,960,094

Soft Drinks—1.17%
Coca-Cola Co. (The)	54,040	3,999,500

Specialized REIT’s—1.82%
Weyerhaeuser Co.	284,000	6,225,280

Specialty Chemicals—0.45%
Ecolab Inc.	25,094	1,548,802

Systems Software—1.92%
Microsoft Corp.	203,331	6,557,425

Thrifts & Mortgage Finance—1.78%
Capitol Federal Financial Inc.	11,148	132,216

Hudson City Bancorp, Inc.	817,046	5,972,606

		6,104,822

Tobacco—2.24%
Altria Group, Inc.	156,566	4,833,192

Philip Morris International Inc.	32,167	2,850,318

		7,683,510

Total Common Stocks & Other Equity Interests (Cost $292,368,589)		323,193,274

Money Market Funds—5.58%
Liquid Assets Portfolio — Institutional Class (b)	9,553,815	9,553,815

Premier Portfolio — Institutional Class (b)	9,553,815	9,553,815

Total Money Market Funds (Cost $19,107,630)		19,107,630

TOTAL INVESTMENTS—100.01% (Cost $311,476,219)		342,300,904

OTHER ASSETS LESS LIABILITIES—(0.01)%		(44,572)

NET ASSETS—100.00%		$342,256,332

Investment Abbreviations:

REIT	— Real Estate Investment Trust
Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Dividend Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2012
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco V.I. Dividend Growth Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
E.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
Invesco V.I. Dividend Growth Fund

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
           The following is a summary of the tiered valuation input levels, as of March 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$340,010,290	$2,290,614	$—	$342,300,904

Foreign Currency Contracts*	—	(96,179)	—	(96,179)

Total Investments	$340,010,290	$2,194,435	$—	$342,204,725

*	Unrealized appreciation (depreciation).
NOTE 3 — Derivative Investments
Open Foreign Currency Contracts

							Unrealized
Settlement			Contract to			Notional	Appreciation
Date	Counterparty		Deliver		Receive	Value	(Depreciation)

04/16/12	State Street Bank	EUR	1,486,371	USD	1,950,000	$1,982,478	$(32,478)

04/16/12	Bank of New York	EUR	4,400,082	USD	5,805,000	5,868,701	(63,701)

Total open foreign currency contracts							$(96,179)

Currency Abbreviations:
EUR — Euro
USD — U.S. Dollar
Invesco V.I. Dividend Growth Fund

NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2012 was $3,235,516 and $15,494,725, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$38,905,218

Aggregate unrealized (depreciation) of investment securities	(9,098,641)

Net unrealized appreciation of investment securities	$29,806,577

Cost of investments for tax purposes is $312,494,327.
NOTE 5 — Subsequent Event
Effective April 30, 2012, Invesco V.I. Dividend Growth Fund changed its name to Invesco V.I. Diversified Dividend Fund.
Invesco V.I. Dividend Growth Fund

Invesco V.I. Global Health Care Fund
Quarterly Schedule of Portfolio Holdings
March 31, 2012

invesco.com/us	I-VIGHC-QTR-1 03/12	Invesco Advisers, Inc.

Schedule of Investments(a)
March 31, 2012
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—92.87%
Biotechnology—16.77%
Actelion Ltd. (Switzerland ) (b)	60,554	$2,213,918

Amarin Corp. PLC -ADR (United Kingdom) (b)	196,735	2,227,040

Biogen Idec Inc. (b)	23,529	2,963,948

BioMarin Pharmaceutical Inc. (b)	103,468	3,543,779

Celgene Corp. (b)	30,582	2,370,717

Dendreon Corp. (b)	88,784	945,994

Gilead Sciences, Inc. (b)	115,032	5,619,313

Incyte Corp. (b)	79,899	1,542,051

InterMune, Inc. (b)	44,642	654,898

Medivation Inc. (b)	21,278	1,589,892

Onyx Pharmaceuticals, Inc. (b)	36,039	1,357,949

United Therapeutics Corp. (b)	32,888	1,550,011

		26,579,510

Drug Retail—3.28%
CVS Caremark Corp.	84,304	3,776,819

Raia Drogasil S.A. (Brazil)	148,860	1,429,872

		5,206,691

Health Care Distributors—2.51%
McKesson Corp.	45,313	3,977,122

Health Care Equipment—11.57%
Baxter International Inc.	39,552	2,364,419

CareFusion Corp. (b)	56,767	1,471,968

Covidien PLC (Ireland)	72,843	3,983,055

DexCom Inc. (b)	70,253	732,739

Hologic, Inc. (b)	110,054	2,371,664

MAKO Surgical Corp. (b)	36,685	1,546,273

Olympus Corp. (Japan)	98,500	1,610,931

Stryker Corp.	42,603	2,363,615

Wright Medical Group, Inc. (b)	98,120	1,895,678

		18,340,342

Health Care Facilities—3.88%
Assisted Living Concepts Inc. -Class A	62,920	1,045,101

Health Management Associates Inc. -Class A (b)	210,513	1,414,647

Rhoen-Klinikum AG (Germany)	101,257	2,033,125

Universal Health Services, Inc. -Class B	39,598	1,659,552

		6,152,425

Health Care Services—5.37%
DaVita, Inc. (b)	43,984	3,966,037

Express Scripts, Inc. (b)	40,201	2,178,090

Quest Diagnostics Inc.	38,879	2,377,451

		8,521,578

Health Care Technology—2.62%
Allscripts Healthcare Solutions, Inc. (b)	110,436	1,833,238

Cerner Corp. (b)	30,390	2,314,502

		4,147,740

Life Sciences Tools & Services—4.98%
Life Technologies Corp. (b)	82,929	4,048,594

Thermo Fisher Scientific, Inc.	68,119	3,840,549

		7,889,143

Managed Health Care—12.77%
Aetna Inc.	49,605	2,488,187

AMERIGROUP Corp. (b)	22,233	1,495,836

Amil Participacoes S.A. (Brazil) (c)	133,900	1,388,891

Aveta, Inc. (Acquired 12/21/05; Cost $1,655,802) (b)(c)	122,652	1,379,835

Cigna Corp.	33,248	1,637,464

Health Net Inc. (b)	60,643	2,408,740

Humana Inc.	24,925	2,305,064

UnitedHealth Group Inc.	69,333	4,086,487

WellPoint, Inc.	41,341	3,050,966

		20,241,470

Pharmaceuticals—28.53%
Abbott Laboratories	66,902	4,100,424

Bayer AG (Germany)	54,593	3,843,219

EastPharma Ltd. REGS -GDR (Turkey) (b)(c)	88,020	66,015

Elan Corp. PLC -ADR (Ireland) (b)	132,537	1,989,380

Hikma Pharmaceuticals PLC (United Kingdom)	119,052	1,293,058

Jazz Pharmaceuticals PLC (Ireland) (b)	29,797	1,444,261

MAP Pharmaceuticals Inc. (b)	54,176	777,967

Medicis Pharmaceutical Corp. -Class A	78,870	2,964,723

Nippon Shinyaku Co., Ltd. (Japan)	116,000	1,430,559

Novartis AG -ADR (Switzerland)	66,353	3,676,620

Pfizer Inc.	293,603	6,653,044

Pharmstandard -GDR (Russia) (b)(c)	23,450	416,003

Roche Holding AG (Switzerland)	35,416	6,164,252

Sanofi -ADR (France)	97,623	3,782,891

Shire PLC -ADR (Ireland)	22,669	2,147,888

Teva Pharmaceutical Industries Ltd. -ADR (Israel)	52,460	2,363,848

Warner Chilcott PLC -Class A (Ireland) (b)	124,955	2,100,493

		45,214,645

Research & Consulting Services—0.59%
Qualicorp S.A. (Brazil) (b)(c)	109,000	936,504

Total Common Stocks & Other Equity Interests (Cost $125,477,549)		147,207,170

See accompanying notes which are an integral part of this schedule.
          Invesco V.I. Global Health Care Fund

	Shares	Value

Money Market Funds—8.10%
Liquid Assets Portfolio — Institutional Class (d)	6,417,835	$6,417,835

Premier Portfolio — Institutional Class (d)	6,417,835	6,417,835

Total Money Market Funds (Cost $12,835,670)		12,835,670

TOTAL INVESTMENTS—100.97% (Cost $138,313,219)		160,042,840

OTHER ASSETS LESS LIABILITIES—(0.97%)		(1,543,356)

NET ASSETS—100.00%		$158,499,484

Investment Abbreviations:

ADR	—	American Depositary Receipt
GDR	—	Global Depositary Receipt
REGS	—	Regulation S
Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2012 was $4,187,248, which represented 2.64% of the Fund’s Net Assets.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
          Invesco V.I. Global Health Care Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2012
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          Invesco V.I. Global Health Care Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Other Risks — The Fund may invest a large percentage of assets in securities of a limited number of companies, such that each investment may have a greater effect on the Fund’s overall performance, and any change in the value of those securities could significantly affect the value of your investment in the Fund.
     The Fund has invested in non-publicly traded companies, some of which are in the startup or development stages. These investments are inherently risky, as the market for the technologies or products these companies are developing are typically in the early stages and may never materialize. The Fund could lose its entire investment in these companies. These investments are valued at fair value as determined in good faith in accordance with procedures approved by the Board of Trustees. Investments in privately held venture capital securities are illiquid.
E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
F.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to
                    Invesco V.I. Global Health Care Fund

F.	Foreign Currency Contracts —(continued) acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.

Level 2 —   Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —   Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

         The following is a summary of the tiered valuation input levels, as of March 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
         During the three months ended March 31, 2012, there were transfers from Level 1 to Level 2 of $3,843,219 and from Level 2 to Level 1 of $9,671,226, due to foreign value adjustments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$154,403,783	$5,639,057	$—	$160,042,840

Foreign Currency Contracts*	—	(90,153)	—	(90,153)

Total Investments	$154,403,783	$5,548,904	$—	$159,952,687

*	Unrealized appreciation (depreciation)
NOTE 3 — Derivative Investments

Open Foreign Currency Contracts
							Unrealized
Settlement		Contract to				Notional	Appreciation
Date	Counterparty		Deliver		Receive	Value	(Depreciation)

04/13/12	Citibank Capital	CHF	2,740,000	USD	2,983,872	$3,036,069	$(52,197)
04/13/12	Citibank Capital	EUR	1,780,000	USD	2,336,134	2,374,090	(37,956)
Total open foreign currency contracts							$(90,153)

Currency Abbreviations:
CHF — Swiss Franc
EUR — Euro
USD — U.S. Dollar
          Invesco V.I. Global Health Care Fund

NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2012 was $15,390,114 and $21,733,930, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$26,128,971

Aggregate unrealized (depreciation) of investment securities	(4,402,949)

Net unrealized appreciation of investment securities	$21,726,022

Cost of investments for tax purposes is $138,316,818.
          Invesco V.I. Global Health Care Fund

Invesco V.I. Global Real Estate Fund
Quarterly Schedule of Portfolio Holdings
March 31, 2012

invesco.com/us	VIGRE-QTR-1 03/12	Invesco Advisers, Inc.

Schedule of Investments
March 31, 2012
(Unaudited)

	Shares	Value

Real Estate Investment Trusts, Common Stocks & Other Equity Interests—97.88%
Australia—8.23%
CFS Retail Property Trust	1,467,251	$2,719,616

Dexus Property Group	1,995,391	1,797,618

Goodman Group	2,406,937	1,723,392

GPT Group	825,761	2,667,836

Stockland	756,343	2,306,709

Westfield Group	531,677	4,890,660

Westfield Retail Trust	1,056,941	2,823,713

		18,929,544

Austria—0.33%

Conwert Immobilien Invest S.E.	62,813	756,895

Canada—3.84%

Boardwalk REIT	38,392	2,198,118

Canadian Apartment Properties REIT	7,375	166,461

Canadian REIT	480	17,765

Chartwell Seniors Housing REIT	25,300	229,331

Chartwell Seniors Housing REIT	183,400	1,678,975

H&R REIT	67,700	1,606,118

Primaris Retail REIT	73,900	1,603,526

RioCan REIT	49,200	1,333,476

		8,833,770

China—1.14%

Agile Property Holdings Ltd.	864,000	1,000,236

Country Garden Holdings Co. Ltd.	1,890,000	725,276

Shimao Property Holdings Ltd.	829,000	884,981

		2,610,493

Finland—0.36%

Sponda Oyj	200,474	826,180

France—4.24%

Gecina S.A.	13,055	1,364,013

Klepierre	46,120	1,603,130

Mercialys	25,607	906,054

Societe Immobiliere de Location pour I’Industrie et le Commerce	6,153	678,822

Unibail-Rodamco S.E.	26,005	5,200,696

		9,752,715

Germany—1.02%

Deutsche Wohnen AG	61,983	915,947

GSW Immobilien AG	41,576	1,438,637

		2,354,584

Hong Kong—10.17%

China Resources Land Ltd.	772,000	1,326,222

Hang Lung Properties Ltd.	1,006,000	3,685,575

Henderson Land Development Co. Ltd.	398,000	2,185,874

Hongkong Land Holdings Ltd.	489,000	2,852,187

Hysan Development Co. Ltd.	211,000	845,022

Kerry Properties Ltd.	400,900	1,797,043

Link REIT (The)	272,000	1,012,259

Sino Land Co. Ltd.	1,303,600	2,092,833

Sun Hung Kai Properties Ltd.	426,000	5,325,012

Wharf Holdings Ltd. (The)	419,000	2,280,844

		23,402,871

Italy—0.11%

Beni Stabili S.p.A.	390,836	242,302

Japan—9.47%

Japan Real Estate Investment Corp.	184	1,625,166

Kenedix Realty Investment Corp.	160	588,347

Mitsubishi Estate Co. Ltd.	252,000	4,543,727

Mitsui Fudosan Co., Ltd.	308,000	5,964,535

Nippon Building Fund Inc.	140	1,333,956

Nomura Real Estate Office Fund, Inc.	144	858,605

Sumitomo Realty & Development Co., Ltd.	199,000	4,852,884

Tokyu Land Corp.	213,000	1,053,222

United Urban Investment Corp.	839	957,670

		21,778,112

Malta—0.00%

BGP Holdings PLC (a)	3,053,090	0

Netherlands—1.06%

Corio N.V.	46,332	2,443,913

Norway—0.20%

Norwegian Property ASA	295,177	460,315

Singapore—4.35%

Ascendas REIT	619,000	994,575

CapitaCommercial Trust	1,472,000	1,428,444

Capitaland Ltd.	844,000	2,094,559

CapitaMalls Asia Ltd.	657,000	854,435

City Developments Ltd.	111,000	1,002,108

Global Logistic Properties Ltd. (a)	1,191,000	2,084,155

Keppel Land Ltd.	270,000	749,672

Suntec REIT	805,000	800,390

		10,008,338

See accompanying notes which are an integral part of this schedule.
                    Invesco V.I. Global Real Estate Fund

	Shares	Value

Sweden—1.03%

Castellum AB	100,129	$1,262,877

Fabege AB	49,717	428,711

Wihlborgs Fastigheter AB	48,495	685,351

		2,376,939

Switzerland—0.59%
Swiss Prime Site AG (a)	16,256	1,350,765

United Kingdom—5.01%

Big Yellow Group PLC	99,441	451,747

British Land Co. PLC	296,819	2,278,525

Derwent London PLC	34,628	967,909

Great Portland Estates PLC	189,309	1,091,712

Hammerson PLC	316,032	2,100,961

Land Securities Group PLC	247,721	2,862,939

Shaftesbury PLC	149,681	1,179,192

Unite Group PLC	190,076	598,970

		11,531,955

United States—46.73%
Acadia Realty Trust	59,056	1,331,122

Alexandria Real Estate Equities, Inc.	38,225	2,795,394

Apartment Investment & Management Co. -Class A	76,321	2,015,638

AvalonBay Communities, Inc.	50,521	7,141,143

Boston Properties, Inc.	42,720	4,485,173

Brandywine Realty Trust	110,500	1,268,540

Brookfield Office Properties, Inc.	94,968	1,652,156

DCT Industrial Trust Inc.	306,300	1,807,170

DDR Corp.	152,087	2,220,470

DiamondRock Hospitality Co.	120,246	1,237,331

Digital Realty Trust, Inc.	38,819	2,871,441

Douglas Emmett, Inc.	83,557	1,905,935

Duke Realty Corp.	183,935	2,637,628

Equity Residential	97,835	6,126,428

Essex Property Trust, Inc.	31,024	4,700,446

Federal Realty Investment Trust	4,665	451,525

General Growth Properties, Inc.	160,255	2,722,733

HCP, Inc.	86,872	3,427,969

Health Care REIT, Inc.	33,389	1,835,060

Healthcare Realty Trust, Inc.	63,224	1,390,928

Host Hotels & Resorts Inc.	310,100	5,091,842

Kilroy Realty Corp.	62,317	2,904,595

Kimco Realty Corp.	122,400	2,357,424

Macerich Co. (The)	56,918	3,287,015

Pebblebrook Hotel Trust	49,820	1,124,936

Prologis, Inc.	177,620	6,397,872

Public Storage	24,235	3,348,550

Regency Centers Corp.	36,655	1,630,414

Retail Opportunity Investments Corp.	78,679	947,295

Simon Property Group, Inc.	69,684	10,151,565

SL Green Realty Corp.	13,286	1,030,329

Sovran Self Storage, Inc.	31,326	1,560,975

Starwood Hotels & Resorts Worldwide, Inc.	13,105	739,253

Sunstone Hotel Investors, Inc. (a)	65,837	641,252

Taubman Centers, Inc.	9,166	668,660

UDR, Inc.	110,319	2,946,621

Ventas, Inc.	107,348	6,129,571

Vornado Realty Trust	29,675	2,498,635

		107,481,034

Total Real Estate Investment Trusts, Common Stocks & Other Equity Interests (Cost $190,033,537)		225,140,725

Money Market Funds—1.78%

Liquid Assets Portfolio — Institutional Class (b)	2,050,550	2,050,550

Premier Portfolio — Institutional Class (b)	2,050,551	2,050,551

Total Money Market Funds (Cost $4,101,101)		4,101,101

TOTAL INVESTMENTS—99.66% (Cost $194,134,638)		229,241,826

OTHER ASSETS LESS LIABILITIES—0.34%		773,684

NET ASSETS—100.00%		$230,015,510

Investment Abbreviations:

REIT	— Real Estate Investment Trust
Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
                     Invesco V.I. Global Real Estate Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2012
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.

Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.

Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
                         Invesco V.I. Global Real Estate Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

The Fund recharacterizes distributions received from REIT investments based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The Fund records as dividend income the amount recharacterized as ordinary income and as realized gain the amount recharacterized as capital gain in the Statement of Operations, and the amount recharacterized as return of capital as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
                     Invesco V.I. Global Real Estate Fund

E.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

F.	Other Risks — The Fund’s investments are concentrated in a comparatively narrow segment of the economy. Consequently, the Fund may tend to be more volatile than other mutual funds, and the value of the Fund’s investments may tend to rise and fall more rapidly.

Because, the Fund concentrates its assets in the real estate industry, an investment in the Fund will be closely linked to the performance of the real estate markets. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural or technological developments.
                         Invesco V.I. Global Real Estate Fund

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.

Level 2 —   Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —   Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

        The following is a summary of the tiered valuation input levels, as of March 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
        During the three months ended March 31, 2012, there were transfers from Level to Level 2 of $27,315,289 and from Level 2 to Level 1 of $19,481,577, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Australia	$10,008,783	$8,920,761	$—	$18,929,544

Austria	756,895	—	—	756,895

Canada	8,833,770	—	—	8,833,770

China	1,610,257	1,000,236	—	2,610,493

Finland	826,180	—	—	826,180

France	8,149,585	1,603,130	—	9,752,715

Germany	915,947	1,438,637	—	2,354,584

Hong Kong	5,542,856	17,860,015	—	23,402,871

Italy	—	242,302	—	242,302

Japan	957,670	20,820,442	—	21,778,112

Malta	—	—	0	0

Netherlands	2,443,913	—	—	2,443,913

Norway	460,315	—	—	460,315

Singapore	9,258,666	749,672	—	10,008,338

Sweden	1,114,062	1,262,877	—	2,376,939

Switzerland	1,350,765	—	—	1,350,765

United Kingdom	9,472,333	2,059,622	—	11,531,955

United States	111,582,135	—	—	111,582,135

Total Investments	$173,284,132	$55,957,694	$—	$229,241,826

                         Invesco V.I. Global Real Estate Fund

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2012 was $52,210,388 and $43,699,617, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$26,340,243

Aggregate unrealized (depreciation) of investment securities	(916,246)

Net unrealized appreciation of investment securities	$25,423,997

Cost of investments for tax purposes is $203,817,829.
                         Invesco V.I. Global Real Estate Fund

Invesco V.I. Government Securities Fund Quarterly Schedule of Portfolio Holdings March 31, 2012

invesco.com/us	VIGOV-QTR-1 03/12	Invesco Advisers, Inc.

Schedule of Investments
March 31, 2012
(Unaudited)

	Principal
	Amount	Value

U.S. Government Sponsored Mortgage-Backed Securities—71.16%
Collateralized Mortgage Obligations—40.58%
Fannie Mae Grantor Trust, 5.34%, 04/25/12	$4,500,000	$4,497,370

Fannie Mae REMICs,
4.50%, 11/25/16 to 07/25/27	10,653,892	11,004,944

4.00%, 07/25/18 to 07/25/40	18,642,696	19,583,396

5.00%, 08/25/19 to 09/25/37	28,999,599	30,631,768

4.25%, 12/25/19 to 02/25/37	14,679,987	15,535,684

3.00%, 07/25/22 to 09/25/36	17,777,486	18,498,124

2.50%, 03/25/26	5,571,071	5,801,098

7.00%, 09/18/27	957,753	1,092,201

6.50%, 01/25/30 to 03/25/32	3,282,108	3,753,654

3.50%, 12/25/31	2,949,165	3,016,538

4.75%, 07/25/33	5,432,139	5,637,119

5.75%, 10/25/35	1,181,769	1,334,754

0.54%, 05/25/36(a)	12,342,631	12,310,014

1.01%, 06/25/37(a)	11,206,546	11,349,903

6.58%, 06/25/39(a)	9,894,723	11,636,439

0.74%, 03/25/40(a)	6,293,710	6,295,140

0.77%, 05/25/41(a)	4,737,666	4,742,367

Fannie Mae Whole Loans, 5.50%, 07/25/34	761,479	772,604

Federal Home Loan Bank,
4.55%, 04/27/12	836,555	838,865

5.27%, 12/28/12	9,338,053	9,619,428

5.07%, 10/20/15	1,920,230	2,080,591

5.46%, 11/27/15	27,728,090	30,181,103

5.77%, 03/23/18	4,662,743	5,170,273

Freddie Mac REMICs,
0.85%, 03/15/13	2,202,602	2,203,285

3.50%, 10/15/16 to 12/15/27	2,804,773	2,877,355

4.38%, 05/15/17	402,702	406,465

4.16%, 07/15/17	531,798	537,649

3.77%, 09/15/17	598,458	608,097

3.84%, 09/15/17	874,531	889,915

4.00%, 12/15/17 to 03/15/38	18,794,062	19,606,860

5.00%, 02/15/18 to 09/15/32	14,951,556	15,817,650

4.50%, 07/15/18 to 10/15/36	13,125,038	13,531,404

3.00%, 10/15/18 to 04/15/26	16,416,427	17,143,572

3.75%, 10/15/18	5,308,516	5,492,868

4.25%, 01/15/19	1,146,154	1,179,871

4.75%, 05/15/23	1,024,335	1,033,349

0.64%, 04/15/28 to 06/15/37(a)	21,721,203	21,737,981

5.50%, 10/15/28 to 02/15/33	1,908,100	1,917,491

5.25%, 08/15/32	6,789,445	7,054,081

0.74%, 12/15/35 to 03/15/40(a)	12,444,903	12,498,440

0.54%, 03/15/36(a)	11,926,864	11,916,773

5.75%, 05/15/36	1,093,587	1,159,306

0.62%, 11/15/36(a)	12,356,951	12,385,331

1.10%, 11/15/39(a)	5,346,851	5,398,539

Ginnie Mae REMICs,
6.00%, 01/16/25	2,534,578	2,842,429

5.00%, 09/16/27 to 08/16/35	4,216,423	4,558,047

4.50%, 01/16/31 to 08/20/35	53,906,069	56,484,339

4.75%, 09/20/32	1,913,571	2,030,247

4.00%, 04/16/33 to 02/20/38	25,370,607	26,500,646

5.76%, 08/20/34(a)	3,714,692	4,153,557

5.84%, 01/20/39(a)	11,060,746	12,554,323

1.04%, 09/16/39(a)	5,483,041	5,585,326

4.51%, 07/20/41(a)	3,077,055	3,355,186

		488,843,759

Federal Deposit Insurance Company (FDIC)—0.09%
Series 2010-S1, Class 1A, Floating Rate Pass Through Ctfs., 0.79%, 02/25/48 (Acquired 03/05/10; Cost $1,099,747)(a)(b)	1,099,747	1,100,929

Federal Home Loan Mortgage Corp. (FHLMC)—13.22%
Pass Through Ctfs.,
6.50%, 10/01/12 to 12/01/35	11,454,972	12,970,269

6.00%, 09/01/13 to 07/01/38	6,356,911	6,980,643

7.00%, 07/01/14 to 12/01/37	11,729,539	13,691,089

8.00%, 07/01/15 to 09/01/36	11,190,525	13,419,940

7.50%, 03/01/16 to 08/01/36	4,286,571	5,080,865

5.00%, 07/01/18 to 01/01/40	6,328,414	6,888,604

10.50%, 08/01/19	2,805	3,139

4.50%, 09/01/20 to 08/01/41	27,707,962	29,797,337

8.50%, 09/01/20 to 08/01/31	921,757	1,102,045

10.00%, 03/01/21	55,921	65,807

9.00%, 06/01/21 to 06/01/22	397,155	456,322

5.50%, 12/01/22 to 11/01/39	3,396,118	3,704,991

3.50%, 08/01/26	2,809,405	2,976,586

7.05%, 05/20/27	308,766	356,144

6.03%, 10/20/30	1,938,946	2,246,403

Pass Through Ctfs., ARM
2.66%, 10/01/36(a)	600,179	644,665

5.71%, 11/01/37(a)	4,555,582	4,937,020

5.45%, 01/01/38(a)	340,588	364,255

Pass Through Ctfs., TBA
3.50%, 04/01/42(c)	16,000,000	16,397,499

4.00%, 04/01/42(c)	35,500,000	37,125,236

		159,208,859

Federal National Mortgage Association (FNMA)—13.71%
Pass Through Ctfs.,
8.00%, 06/01/12 to 11/01/37	11,194,809	13,279,746

8.50%, 06/01/12 to 08/01/37	4,471,134	5,328,966

7.50%, 09/01/12 to 08/01/37	13,731,123	16,277,525

6.50%, 05/01/13 to 04/01/38	13,359,720	14,951,374

10.00%, 09/01/13	5,108	5,183

6.00%, 01/01/14 to 10/01/38	12,684,920	14,040,897

7.00%, 01/15/14 to 06/01/36	16,576,474	18,745,586

See accompanying notes which are an integral part of this schedule.
                         Invesco V.I. Government Securities Fund

	Principal
	Amount	Value

Federal National Mortgage Association (FNMA)—(continued)
5.00%, 11/01/17 to 03/01/40	$22,078,256	$23,964,292

4.50%, 09/01/18 to 08/01/41	32,878,604	35,725,594

5.50%, 03/01/21 to 05/01/35	7,185,552	7,909,338

6.75%, 07/01/24	983,019	1,115,023

6.95%, 10/01/25	27,104	31,407

Pass Through Ctfs., ARM
2.39%, 05/01/35(a)	1,105,773	1,169,519

4.49%, 03/01/38(a)	215,214	228,377

Pass Through Ctfs., Balloon, 3.84%, 04/01/18	6,600,000	7,180,569

Pass Through Ctfs., TBA, 3.50%, 04/01/42(c)	5,000,000	5,135,937

		165,089,333
Government National Mortgage Association (GNMA)—3.56%
Pass Through Ctfs.,
8.00%, 07/15/12 to 01/15/37	3,345,528	3,956,309

6.50%, 11/20/12 to 01/15/37	11,219,700	12,928,563

6.75%, 08/15/13	9,000	9,317

7.50%, 10/15/14 to 10/15/35	5,936,035	6,876,794

11.00%, 10/15/15	1,477	1,488

9.00%, 10/20/16 to 12/20/16	75,868	77,355

7.00%, 04/15/17 to 01/15/37	4,409,051	5,162,169

10.50%, 09/15/17 to 11/15/19	3,048	3,070

8.50%, 12/15/17 to 01/15/37	653,785	754,042

10.00%, 06/15/19	25,500	28,642

6.00%, 09/15/20 to 08/15/33	1,740,937	1,970,082

5.00%, 02/15/25	670,016	749,281

6.95%, 08/20/25 to 08/20/27	620,967	725,925

6.38%, 10/20/27 to 04/20/28	609,696	690,253

6.10%, 12/20/33	7,722,723	8,945,155

		42,878,445

Total U.S. Government Sponsored Mortgage-Backed Securities (Cost $835,510,770)		857,121,325

U.S. Government Sponsored Agency Securities—15.95%
Federal Agricultural Mortgage Corp.—2.97%
Sec. Gtd. Notes,
5.13%, 04/19/17(b)	14,000,000	16,521,874

Sr. Unsec. Notes,
2.00%, 07/27/16	4,000,000	4,146,426

Unsec. Medium-Term Notes,
1.25%, 12/06/13	8,000,000	8,117,132

0.85%, 08/11/14	7,000,000	7,014,035

		35,799,467

Federal Farm Credit Bank (FFCB)—4.93%
Bonds,
1.13%, 02/27/14	13,000,000	13,178,907

3.00%, 09/22/14	5,000,000	5,302,822

1.63%, 11/19/14	4,800,000	4,932,544

1.50%, 11/16/15	11,000,000	11,279,076

1.05%, 03/28/16	7,000,000	7,035,439

5.43%, 06/07/24	2,885,000	3,574,487

Global Bonds, 1.38%, 06/25/13	10,000,000	10,138,355

Medium-Term Notes, 5.75%, 12/07/28	3,100,000	3,948,139

		59,389,769

Federal Home Loan Bank (FHLB)—2.85%
Unsec. Bonds,
3.13%, 03/11/16	20,000,000	21,677,873

4.50%, 09/13/19	5,000,000	5,897,262

3.38%, 06/12/20	6,220,000	6,802,304

		34,377,439

Federal Home Loan Mortgage Corp. (FHLMC)—1.61%
Unsec. Global Notes,
0.50%, 04/17/15	5,000,000	4,982,172

1.00%, 03/08/17	6,500,000	6,435,193

1.25%, 05/12/17	8,000,000	7,995,983

		19,413,348

Federal National Mortgage Association (FNMA)—1.34%
Unsec. Global Notes,
2.25%, 03/15/16	5,000,000	5,254,133

1.13%, 04/27/17	11,000,000	10,920,538

		16,174,671

Financing Corp (FICO)—0.33%
Sec. Bonds, 9.80%, 04/06/18	700,000	1,007,703

Series E, Sec. Bonds, 9.65%, 11/02/18	1,985,000	2,901,268

		3,908,971

Tennessee Valley Authority (TVA)—1.92%
Global Bonds,
4.88%, 12/15/16	8,175,000	9,552,473

Global Notes,
5.50%, 07/18/17	7,042,000	8,504,149

Series A,
Bonds,
6.79%, 05/23/12	5,000,000	5,047,424

		23,104,046

Total U.S. Government Sponsored Agency Securities (Cost $189,658,679)		192,167,711

U.S. Treasury Securities—10.88%
U.S. Treasury Notes—5.11%
0.38%, 11/15/14	6,800,000	6,781,937

1.25%, 08/31/15	3,000,000	3,063,750

2.00%, 01/31/16	1,200,000	1,256,813

1.00%, 10/31/16	3,500,000	3,508,203

0.88%, 12/31/16	10,000,000	9,946,875

2.75%, 05/31/17(d)	10,000,000	10,825,000

2.38%, 07/31/17(d)	10,000,000	10,629,687

1.38%, 12/31/18	3,000,000	2,968,125

1.25%, 01/31/19	2,000,000	1,957,813

2.13%, 08/15/21	2,700,000	2,697,891

2.00%, 11/15/21	8,000,000	7,877,500

		61,513,594

U.S. Treasury Bonds—2.89%
8.75%, 05/15/20	3,500,000	5,344,062

7.88%, 02/15/21	1,100,000	1,633,156

7.50%, 11/15/24	4,370,000	6,717,509

7.63%, 02/15/25	550,000	855,508

See accompanying notes which are an integral part of this schedule.
                         Invesco V.I. Government Securities Fund

	Principal
	Amount	Value

U.S. Treasury Bonds—(continued)
5.38%, 02/15/31	$3,800,000	$5,109,219

4.25%, 05/15/39(d)	3,685,000	4,339,088

4.38%, 11/15/39	3,000,000	3,602,813

4.63%, 02/15/40	1,700,000	2,122,078

4.75%, 02/15/41	4,000,000	5,094,375

		34,817,808

U.S. Treasury Inflation — Indexed Bonds—2.88%
0.13%, 04/15/16(e)	7,186,200	7,589,301

0.63%, 07/15/21(e)	16,589,100	17,944,740

0.13%, 01/15/22(e)	9,010,620	9,221,806

		34,755,847

Total U.S. Treasury Securities (Cost $124,854,525)		131,087,249

Bonds and Notes—4.46%
Diversified Banks—0.54%
Ally Financial, Inc., Gtd. Notes, 2.20%, 12/19/12	1,700,000	1,723,303

Citibank N.A., Sr. Unsec. Gtd. Notes, 1.75%, 12/28/12	2,500,000	2,526,983

U.S. Central Federal Credit Union, Unsec. Gtd. Notes, 1.90%, 10/19/12	2,260,000	2,281,588

		6,531,874

Industrial Conglomerates—0.24%
General Electric Capital Corp.-Series G, Sr. Unsec. Gtd. Medium-Term Global Notes, 2.63%, 12/28/12	2,800,000	2,848,155

Private Export Funding Corp.—1.00%
Sec. Gtd. Notes,
2.13%, 07/15/16	5,000,000	5,215,730

1.38%, 02/15/17	5,000,000	5,027,646

4.30%, 12/15/21	1,540,000	1,765,734

		12,009,110

Sovereign Debt—2.68%
Israel Government Agency for International Development (AID) Bond (Israel), Gtd. Bonds, 5.13%, 11/01/24	3,800,000	4,476,553

La Hipotecaria S.A. de C.V. (Panama)-Series 2010-1GA, Class A, Floating Rate Pass Through Ctfs., 3.50%, 09/08/39 (Acquired 11/05/10; Cost $27,696,704)(a)(b)	26,808,667	27,822,369

		32,298,922

Total Bonds and Notes (Cost $52,308,189)		53,688,061

	Shares	Value

Money Market Funds-0.59%
Government & Agency Portfolio — Institutional Class (f) (Cost $7,057,053)	7,057,053	$7,057,053

TOTAL INVESTMENTS—103.04% (Cost $1,209,389,216)		1,241,121,399

OTHER ASSETS LESS LIABILITIES—(3.04)%		(36,581,811)

NET ASSETS—100.00%		$1,204,539,588

Investment Abbreviations:

ARM	— Adjustable Rate Mortgage
Ctfs.	— Certificates
Gtd.	— Guaranteed
REMICS	— Real Estate Mortgage Investment Conduits
Sec.	— Secured
Sr.	— Senior
TBA	— To Be Announced
Unsec.	— Unsecured
Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on March 31, 2012.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2012 was $45,445,172, which represented 3.77% of the Fund’s Net Assets.

(c)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions. See Note 1E.

(d)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1G and Note 3.

(e)	Principal amount of security and interest payments are adjusted for inflation.

(f)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
                         Invesco V.I. Government Securities Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2012
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco V.I. Government Securities Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Other Risks — The Funds may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the underlying fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.

E.	Dollar Rolls and Forward Commitment Transactions - The Fund may enter into dollar roll transactions to enhance the Fund’s performance. The Fund executes its dollar roll transactions in the to be announced (“TBA”) market whereby the Fund makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by the sale of the security with a simultaneous agreement to repurchase at a future date.
     The Fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. These transactions increase the Fund’s portfolio turnover rate. The Fund will segregate liquid assets in an amount equal to its dollar roll commitments. Dollar roll transactions are considered borrowings under the 1940 Act.
     Dollar roll transactions involve the risk that a counter-party to the transaction may fail to complete the transaction. If this occurs, the Fund may lose the opportunity to purchase or sell the security at the agreed upon price. Dollar rolls transactions also involve the risk that the value of the securities retained by the Fund may decline below the price of the securities that the Fund has sold but is obligated to purchase under the agreement.
F.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes
Invesco V.I. Government Securities Fund

F.	Foreign Currency Translations — recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
G.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

H.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
         The following is a summary of the tiered valuation input levels, as of March 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco V.I. Government Securities Fund

	Level 1	Level 2	Level 3	Total

Equity Securities	$7,057,053	$—	$—	$7,057,053

U.S. Treasury Securities	—	131,087,249	—	131,087,249

U.S. Government Sponsored Securities	—	1,049,289,036	—	1,049,289,036

Corporate Debt Securities	—	21,389,139	—	21,389,139

Foreign Sovereign Debt Securities	—	32,298,922	—	32,298,922

Subtotal	7,057,053	1,234,064,346	—	1,241,121,399

Futures*	(6,078,214)	—	—	(6,078,214)

Total Investments	$978,839	$1,234,064,346	$—	$1,235,043,185

*	Unrealized appreciation (depreciation)
NOTE 3 — Derivative Investments
Value of Derivative Instruments at Period-End
The table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of March 31, 2012:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities

Interest rate risk
Futures contracts (a)	3,483,515	(9,561,729)

(a)	Includes cumulative appreciation (depreciation) of futures contracts.
Effect of Derivative Instruments for the three months ended March 31, 2012
The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

Futures*

Realized Gain (Loss)
Interest rate risk	$(1,612,900)

Change in Unrealized Appreciation
Interest rate risk	$7,419,372

Total	$5,806,472

*	The average notional value of futures outstanding during the period was $605,724,380.

Open Futures Contracts
				Unrealized
	Number of	Expiration	Notional	Appreciation
Long Contracts	Contracts	Month	Value	(Depreciation)

U.S. Treasury 2 Year Notes	371	June-2012	$81,672,172	$(13,435)

U.S. Treasury 10 Year Notes	1,512	June-2012	195,780,375	(2,627,613)

Ultra U.S. Treasury Bonds	941	June-2012	142,061,594	(6,824,226)

Subtotal			$419,514,141	$(9,465,274)

Short Contracts
U.S. Treasury 5 Year Notes	348	June-2012	(42,643,594)	284,738

U.S. Treasury 30 Year Bonds	680	June-2012	(93,691,250)	3,102,322

Subtotal			$(136,334,844)	$3,387,060

Total			$283,179,297	$(6,078,214)

Invesco V.I. Government Securities Fund

NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2012 was $435,115,123 and $457,969,389, respectively. During the same period, purchases and sales of long-term U.S. Treasury obligations were $15,061,929 and $59,961,724. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$34,281,846

Aggregate unrealized (depreciation) of investment securities	(3,161,110)

Net unrealized appreciation of investment securities	$31,120,736

Cost of investments for tax purposes is $1,210,000,663.
Invesco V.I. Government Securities Fund

Invesco V.I. High Yield Fund
Quarterly Schedule of Portfolio Holdings
March 31, 2012

invesco.com/us	VIHYI-QTR-1 03/12	Invesco Advisers, Inc.

Schedule of Investments(a)
March 31, 2012
(Unaudited)

	Principal
	Amount	Value

U.S. Dollar Denominated Bonds and Notes—75.77%
Aerospace & Defense—0.69%
BE Aerospace Inc., Sr. Unsec. Notes, 5.25%, 04/01/22	$40,000	$40,400

Bombardier Inc. (Canada), Sr. Unsec. Notes, 7.75%, 03/15/20(b)	230,000	257,025

Huntington Ingalls Industries Inc., Sr. Unsec. Gtd. Global Notes,
6.88%, 03/15/18	165,000	175,725

7.13%, 03/15/21	95,000	102,244

Spirit Aerosystems Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 12/15/20	240,000	260,400

		835,794

Airlines—2.70%
American Airlines Inc., Sr. Sec. Gtd. Notes, 7.50%, 03/15/16(b)(c)	905,000	812,237

American Airlines Pass Through Trust, Series 2011-1, Class B, Sec. Gtd. Pass Through Ctfs., 7.00%, 01/31/18(b)	246,538	245,614

Continental Airlines Pass Through Trust, Series 2000-2, Class B, Sec. Pass Through Ctfs., 8.31%, 04/02/18	57,504	58,367

Series 2007-1, Class C, Sec. Global Pass Through Ctfs., 7.34%, 04/19/14	300,872	304,633

Series 2009-1, Sec. Pass Through Ctfs., 9.00%, 07/08/16	53,085	60,650

Series 2009-2, Class B, Sec. Global Pass Through Ctfs., 9.25%, 05/10/17	146,689	159,479

Delta Air Lines, Inc., Sec. Notes, 12.25%, 03/15/15(b)	85,000	92,438

Sr. Sec. Notes, 9.50%, 09/15/14(b)	222,000	237,817

Series 2007-1, Class C, Sec. Global Pass Through Ctfs., 8.95%, 08/10/14	362,307	374,082

Series 2010-1, Class B, Sec. Pass Through Ctfs., 6.38%, 01/02/16(b)	85,000	84,150

Series 2010-2, Class B, Sec. Pass Through Ctfs., 6.75%, 11/23/15(b)	125,000	125,625

UAL Pass Through Trust, Series 2007-1, Class A, Sec. Gtd. Global Pass Through Ctfs., 6.64%, 07/02/22	38,962	41,470

Series 2007-1, Class B, Sr. Sec. Gtd. Global Pass Through Ctfs., 7.34%, 07/02/19	114,176	112,463

Series 2009-1, Sr. Sec. Gtd. Global Pass Through Ctfs., 10.40%, 11/01/16	142,053	162,651

Series 2009-2, Class B, Sec. Gtd. Pass Through Ctfs., 12.00%, 01/15/16(b)	193,170	210,555

US Airways Pass Through Trust, Series 1998-1, Class C, Sec. Pass Through Ctfs., 6.82%, 01/30/14	204,459	173,279

		3,255,510

Alternative Carriers—1.18%
Cogent Communications Group, Inc., Sr. Sec. Gtd. Notes, 8.38%, 02/15/18(b)	395,000	421,662

Level 3 Communications Inc., Sr. Unsec. Global Notes, 11.88%, 02/01/19	245,000	281,138

Level 3 Financing Inc., Sr. Unsec. Gtd. Global Notes, 9.38%, 04/01/19	335,000	368,081

Sr. Unsec. Gtd. Notes, 8.13%, 07/01/19(b)	230,000	238,050

8.63%, 07/15/20(b)	105,000	111,038

		1,419,969

Aluminum—0.80%
Century Aluminum Co., Sr. Sec. Gtd. Notes, 8.00%, 05/15/14	950,630	967,860

Apparel Retail—1.09%
Express LLC/Express Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.75%, 03/01/18	390,000	432,900

Gap, Inc. (The), Sr. Unsec. Notes, 5.95%, 04/12/21	310,000	315,037

J. Crew Group, Inc., Sr. Unsec. Gtd. Global Notes, 8.13%, 03/01/19	305,000	311,100

Limited Brands Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 02/15/22	60,000	60,900

8.50%, 06/15/19	100,000	118,250

Sr. Unsec. Gtd. Notes, 6.63%, 04/01/21	40,000	43,600

7.00%, 05/01/20	25,000	27,938

		1,309,725

See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

	Principal
	Amount	Value
Apparel, Accessories & Luxury Goods—1.92%
Hanesbrands Inc., Sr. Unsec. Gtd. Global Notes, 6.38%, 12/15/20	$700,000	$721,000

Jones Group Inc. (The), Sr. Unsec. Notes, 6.88%, 03/15/19	535,000	522,962

Levi Strauss & Co., Sr. Unsec. Global Notes, 7.63%, 05/15/20	525,000	556,500

Quiksilver Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 04/15/15	505,000	508,788

		2,309,250

Auto Parts & Equipment—1.26%
Allison Transmission Inc., Sr. Unsec. Gtd. Notes, 7.13%, 05/15/19(b)	360,000	376,200

American Axle & Manufacturing, Inc., Sr. Unsec. Gtd. Notes, 7.75%, 11/15/19	315,000	338,625

Dana Holding Corp., Sr. Unsec. Notes, 6.75%, 02/15/21	450,000	481,500

Tenneco Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 12/15/20	190,000	205,200

7.75%, 08/15/18	110,000	119,900

		1,521,425

Automobile Manufacturers—1.32%
Chrysler Group LLC/CG Co.-Issuer Inc., Sec. Gtd. Global Notes, 8.00%, 06/15/19	450,000	454,500

Ford Motor Co., Sr. Unsec. Global Notes, 7.45%, 07/16/31	920,000	1,129,300

Motors Liquidation Corp., Sr. Unsec. Global Notes, 7.20%(c)(d)	445,000	3,682

Sr. Unsec. Notes, 8.38%, 07/15/33(c)(d)	755,000	6,268

		1,593,750

Biotechnology—0.21%
Grifols Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 02/01/18	70,000	76,125

Savient Pharmaceuticals Inc., Sr. Unsec. Conv. Notes, 4.75%, 02/01/18	90,000	37,800

STHI Holding Corp., Sec. Gtd. Notes, 8.00%, 03/15/18(b)	125,000	133,750

		247,675

Broadcasting—0.48%
Allbritton Communications Co., Sr. Unsec. Global Notes, 8.00%, 05/15/18	130,000	139,263

Clear Channel Communications, Inc., Sr. Sec. Gtd. Global Notes, 9.00%, 03/01/21	155,000	139,887

Clear Channel Worldwide Holdings Inc., Sr. Unsec. Gtd. Sub. Notes, 7.63%, 03/15/20(b)	300,000	295,500

		574,650

Building Products—3.86%
American Standard Americas, Sr. Sec. Notes, 10.75%, 01/15/16(b)	310,000	227,850

Associated Materials LLC, Sr. Sec. Gtd. Global Notes, 9.13%, 11/01/17	355,000	347,012

Building Materials Corp. of America, Sr. Sec. Gtd. Notes, 7.50%, 03/15/20(b)	265,000	286,863

Sr. Unsec. Notes, 6.88%, 08/15/18(b)	490,000	524,300

Gibraltar Industries Inc., Series B, Sr. Unsec. Gtd. Sub. Global Notes, 8.00%, 12/01/15	535,000	546,034

Masco Corp., Sr. Unsec. Global Notes, 5.95%, 03/15/22	120,000	120,600

Nortek Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 04/15/21	605,000	595,925

10.00%, 12/01/18	90,000	95,063

Ply Gem Industries Inc., Sr. Sec. Gtd. Global Notes, 8.25%, 02/15/18	70,000	70,350

Sr. Unsec. Gtd. Sub. Global Notes, 13.13%, 07/15/14	265,000	270,300

Roofing Supply Group LLC/Roofing Supply Finance Inc., Sr. Sec. Notes, 8.63%, 12/01/17(b)	472,000	503,860

USG Corp., Sr. Unsec. Gtd. Notes, 7.88%, 03/30/20(b)	365,000	365,912

8.38%, 10/15/18(b)	25,000	26,094

9.75%, 08/01/14(b)	105,000	117,600

Sr. Unsec. Notes, 9.75%, 01/15/18	545,000	547,725

		4,645,488

Cable & Satellite—1.83%
Hughes Satellite Systems Corp., Sr. Sec. Gtd. Global Notes, 6.50%, 06/15/19	140,000	146,650

Sr. Unsec. Gtd. Global Notes, 7.63%, 06/15/21	80,000	86,000

Intelsat Jackson Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Global Notes, 7.25%, 10/15/20	665,000	701,575

7.50%, 04/01/21	390,000	412,425

Kabel BW GmbH (Germany), Sr. Sec. Gtd. Notes, 7.50%, 03/15/19(b)	560,000	616,000

See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

	Principal
	Amount	Value
Cable & Satellite—(continued)
ViaSat Inc., Sr. Unsec. Gtd. Notes, 6.88%, 06/15/20(b)	$230,000	$237,475

		2,200,125

Casinos & Gaming—3.74%
Ameristar Casinos Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 04/15/21	345,000	365,700

Caesars Entertainment Operating Co. Inc., Sec. Gtd. Global Notes, 12.75%, 04/15/18	265,000	230,550

Sr. Unsec. Gtd. Global Bonds, 5.63%, 06/01/15	389,000	306,337

Chester Downs & Marina LLC, Sr. Sec. Gtd. Notes, 9.25%, 02/01/20(b)	45,000	47,700

CityCenter Holdings LLC/CityCenter Finance Corp., Sec. Gtd. PIK Global Notes, 10.75%, 01/15/17	263,201	292,153

Sr. Sec. Gtd. Global Notes, 7.63%, 01/15/16	15,000	15,863

Mandalay Resort Group, Sr. Unsec. Gtd. Sub. Notes, 7.63%, 07/15/13	200,000	204,000

MGM Resorts International, Sr. Unsec. Gtd. Conv. Notes, 4.25%, 04/15/15	95,000	100,819

Sr. Unsec. Gtd. Global Notes, 6.63%, 07/15/15	393,000	405,281

Sr. Unsec. Gtd. Notes, 5.88%, 02/27/14	10,000	10,350

7.75%, 03/15/22	390,000	398,775

Midwest Gaming Borrower LLC/ Midwest Finance Corp., Sr. Sec. Notes, 11.63%, 04/15/16(b)	45,000	50,063

Pinnacle Entertainment Inc., Sr. Unsec. Gtd. Sub. Notes, 7.75%, 04/01/22	40,000	42,100

Scientific Games International Inc., Sr. Unsec. Gtd. Sub. Global Notes, 9.25%, 06/15/19	195,000	217,425

Seneca Gaming Corp., Sr. Unsec. Gtd. Notes, 8.25%, 12/01/18(b)	180,000	184,500

Snoqualmie Entertainment Authority, Sr. Sec. Floating Rate Notes, 4.53%, 02/01/14(b)(e)	300,000	284,250

Sr. Sec. Notes, 9.13%, 02/01/15(b)	440,000	445,500

Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Sec. Gtd. First Mortgage Global Notes, 7.75%, 08/15/20	450,000	496,125

Sr. Sec. Gtd. First Mortgage Notes, 5.38%, 03/15/22(b)	410,000	403,850

		4,501,341

Coal & Consumable Fuels—0.48%
CONSOL Energy Inc., Sr. Unsec. Gtd. Global Notes, 8.00%, 04/01/17	35,000	36,750

8.25%, 04/01/20	70,000	72,975

Peabody Energy Corp., Sr. Unsec. Gtd. Notes, 6.00%, 11/15/18(b)	380,000	372,875

Westmoreland Coal Co./Westmoreland Partners, Sr. Sec. Gtd. Notes, 10.75%, 02/01/18(b)	100,000	95,750

		578,350

Communications Equipment—0.56%
Avaya Inc., Sr. Sec. Gtd. Notes, 7.00%, 04/01/19(b)	505,000	508,787

Sr. Unsec. Gtd. Global Notes, 9.75%, 11/01/15	170,000	169,150

		677,937

Computer & Electronics Retail—0.52%
Rent-A-Center Inc., Sr. Unsec. Gtd Global Notes, 6.63%, 11/15/20	605,000	629,200

Computer Storage & Peripherals—0.33%
Seagate HDD Cayman (Cayman Islands), Sr. Unsec. Gtd. Notes, 7.00%, 11/01/21(b)	365,000	396,025

Construction & Engineering—1.32%
Dycom Investments, Inc., Sr. Unsec. Gtd. Sub. Global Notes, 7.13%, 01/15/21	585,000	601,087

MasTec, Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 02/01/17	315,000	325,238

Tutor Perini Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 11/01/18	650,000	663,000

		1,589,325

Construction & Farm Machinery & Heavy Trucks—0.93%
Case New Holland Inc., Sr. Unsec. Gtd. Global Notes, 7.88%, 12/01/17	215,000	251,013

Commercial Vehicle Group, Inc., Sec. Gtd. Notes, 7.88%, 04/15/19(b)	235,000	238,231

Manitowoc Co. Inc. (The), Sr. Unsec. Gtd. Notes, 8.50%, 11/01/20	105,000	116,288

Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/21	185,000	201,650

Titan International Inc., Sr. Sec. Gtd. Global Notes, 7.88%, 10/01/17	290,000	309,937

		1,117,119

See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

	Principal
	Amount	Value
Construction Materials—1.04%
Cemex Espana Luxembourg (Spain), Sr. Sec. Gtd. Notes, 9.88%, 04/30/19(b)	$501,000	$501,565

Cemex Finance LLC, Sr. Sec. Gtd. Bonds, 9.50%, 12/14/16(b)	395,000	396,152

Texas Industries Inc., Sr. Unsec. Gtd. Global Notes, 9.25%, 08/15/20	325,000	313,625

U.S. Concrete Inc., Sr. Sec. Conv. Notes, 9.50%, 08/31/15(b)	40,000	40,900

		1,252,242

Consumer Finance—2.59%
Ally Financial Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/20	260,000	282,100

8.00%, 03/15/20	1,065,000	1,195,462

8.00%, 11/01/31	216,000	238,680

Ford Motor Credit Co. LLC, Sr. Unsec. Notes, 5.00%, 05/15/18	400,000	416,000

5.88%, 08/02/21	500,000	542,500

National Money Mart Co. (Canada), Sr. Unsec. Gtd. Global Notes, 10.38%, 12/15/16	395,000	440,425

		3,115,167

Data Processing & Outsourced Services—0.89%
CoreLogic, Inc., Sr. Unsec. Gtd. Notes, 7.25%, 06/01/21(b)	670,000	693,450

Fidelity National Information Services Inc., Sr. Unsec. Gtd. Notes, 5.00%, 03/15/22(b)	40,000	39,500

First Data Corp., Sr. Sec. Gtd. Notes, 7.38%, 06/15/19(b)	135,000	137,700

SunGard Data Systems Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 11/15/18	65,000	69,388

7.63%, 11/15/20	123,000	131,917

		1,071,955

Department Stores—0.26%
Sears Holdings Corp., Sr. Sec. Gtd. Global Notes, 6.63%, 10/15/18	350,000	312,375

Distillers & Vintners—0.47%
CEDC Finance Corp. International Inc., Sr. Sec. Gtd. Notes, 9.13%, 12/01/16(b)	305,000	232,563

Constellation Brands Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 05/15/17	295,000	335,562

		568,125

Diversified Banks—0.08%
RBS Capital Trust II, Jr. Unsec. Gtd. Sub. Global Bonds, 6.43%(f)(g)	150,000	102,000

Diversified Metals & Mining—1.01%
FMG Resources Pty. Ltd. (Australia), Sr. Unsec. Gtd. Notes, 6.38%, 02/01/16(b)	250,000	249,575

7.00%, 11/01/15(b)	185,000	192,863

Sr. Unsec. Notes, 6.00%, 04/01/17(b)	140,000	139,865

6.88%, 04/01/22(b)	140,000	139,924

Midwest Vanadium Pty. Ltd. (Australia), Sr. Sec. Gtd. Mortgage Notes, 11.50%, 02/15/18(b)	275,000	196,688

Vedanta Resources PLC (United Kingdom), Sr. Unsec. Notes, 9.50%, 07/18/18(b)	295,000	299,597

		1,218,512

Electric Utilities—0.40%
Edison Mission Energy, Sr. Unsec. Notes, 7.50%, 06/15/13	10,000	8,300

LSP Energy L.P./LSP Batesville Funding Corp., Series C, Sr. Sec. Mortgage Bonds, 7.16%, 01/15/14	61,046	50,821

Series D, Sr. Sec. Bonds, 8.16%, 07/15/25(c)	275,000	230,313

Viridian Group FundCo II (United Kingdom), Sr. Sec. Gtd. Notes, 11.13%, 04/01/17(b)	200,000	187,112

		476,546

Electrical Components & Equipment—0.06%
Polypore International Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 11/15/17	65,000	68,575

Electronic Manufacturing Services—0.45%
Sanmina-SCI Corp., Sr. Unsec. Gtd. Notes, 7.00%, 05/15/19(b)	530,000	543,250

Environmental & Facilities Services—0.11%
EnergySolutions Inc./LLC, Sr. Unsec. Gtd. Global Notes, 10.75%, 08/15/18	125,000	129,375

Food Retail—0.30%
New Albertsons Inc., Sr. Unsec. Bonds, 8.00%, 05/01/31	205,000	158,875

Simmons Foods Inc., Sec. Notes, 10.50%, 11/01/17(b)	205,000	197,825

		356,700

Forest Products—0.18%
Millar Western Forest Products Ltd. (Canada), Sr. Unsec. Notes, 8.50%, 04/01/21(b)	260,000	208,650

See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

	Principal
	Amount	Value
Forest Products—(continued)
Sino-Forest Corp. (Canada), Sr. Unsec. Gtd. Notes, 6.25%, 10/21/17(b)	$30,000	$9,150

		217,800

Gas Utilities—0.69%
Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Global Notes, 6.50%, 05/01/21	433,000	393,489

Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Notes, 7.38%, 03/15/20	410,000	436,650

		830,139

Health Care Equipment—0.55%
DJO Finance LLC/Corp., Sec. Notes, 8.75%, 03/15/18(b)	330,000	334,125

Sr. Unsec. Gtd. Global Notes, 7.75%, 04/15/18	35,000	28,788

10.88%, 11/15/14	195,000	198,412

Sr. Unsec. Gtd. Sub. Global Notes, 9.75%, 10/15/17	130,000	98,150

		659,475

Health Care Facilities—1.87%
HCA, Inc., Sr. Sec. Gtd. Global Notes, 5.88%, 03/15/22	210,000	211,312

7.88%, 02/15/20	288,000	317,880

Sr. Unsec. Notes, 7.19%, 11/15/15	155,000	160,812

HealthSouth Corp., Sr. Unsec. Gtd. Notes, 7.25%, 10/01/18	90,000	96,075

7.75%, 09/15/22	85,000	92,013

8.13%, 02/15/20	90,000	99,113

Select Medical Holdings Corp., Sr. Unsec. Floating Rate Global Notes, 6.49%, 09/15/15(e)	155,000	137,950

Tenet Healthcare Corp., Sr. Sec. Gtd. Global Notes, 10.00%, 05/01/18	180,000	206,550

Sr. Unsec. Global Notes, 8.00%, 08/01/20	310,000	320,850

9.25%, 02/01/15	545,000	604,950

		2,247,505

Health Care Services—0.40%
Radnet Management Inc., Sr. Unsec. Gtd. Global Notes, 10.38%, 04/01/18	225,000	223,875

Universal Hospital Services Inc., Sec. Gtd. PIK Global Notes, 8.50%, 06/01/15	250,000	256,875

		480,750

Health Care Supplies—0.12%
Alere Inc., Sr. Unsec. Gtd. Sub. Notes, 9.00%, 05/15/16	135,000	140,738

Health Care Technology—0.29%
MedAssets Inc., Sr. Unsec. Gtd. Global Notes, 8.00%, 11/15/18	330,000	348,975

Homebuilding—1.53%
Beazer Homes USA Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 07/15/15	140,000	130,900

8.13%, 06/15/16	300,000	279,000

K. Hovnanian Enterprises Inc., Sr. Sec. Gtd. Global Notes, 10.63%, 10/15/16	490,000	444,675

Lennar Corp., Sr. Unsec. Gtd. Global Notes, 6.95%, 06/01/18	435,000	463,275

M/I Homes Inc., Sr. Unsec. Gtd. Global Notes, 8.63%, 11/15/18	205,000	201,925

Meritage Homes Corp., Sr. Unsec. Notes, 7.00%, 04/01/22(b)	140,000	140,700

Taylor Morrison Communities Inc./ Monarch Communities Inc., Sr. Unsec. Notes, 7.75%, 04/15/20(b)	55,000	55,000

Toll Brothers Finance Corp., Sr. Unsec. Gtd. Notes, 5.88%, 02/15/22	120,000	124,200

		1,839,675

Hotels, Resorts & Cruise Lines—0.14%
Royal Caribbean Cruises Ltd., Sr. Unsec. Global Notes, 7.25%, 03/15/18	85,000	90,737

7.50%, 10/15/27	75,000	75,563

		166,300

Household Products—0.28%
Central Garden & Pet Co., Sr. Gtd. Sub. Notes, 8.25%, 03/01/18	325,000	336,375

Housewares & Specialties—0.43%
American Greetings Corp., Sr. Unsec. Gtd. Notes, 7.38%, 12/01/21	500,000	516,250

Independent Power Producers & Energy Traders—1.28%
AES Corp. (The), Sr. Unsec. Global Notes, 7.75%, 10/15/15	340,000	380,800

8.00%, 10/15/17	190,000	214,700

AES Red Oak LLC, Series A, Sr. Sec. Bonds, 8.54%, 11/30/19	203,117	219,366

Calpine Corp., Sr. Sec. Gtd. Notes, 7.50%, 02/15/21(b)	125,000	133,125

Sr. Sec. Notes, 7.25%, 10/15/17(b)	360,000	383,400

See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

	Principal
	Amount	Value
Independent Power Producers & Energy Traders—(continued)
NRG Energy Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 01/15/18	$210,000	$211,575

		1,542,966

Industrial Conglomerates—0.00%
Indalex Holding Corp., Series B, Sec. Gtd. Global Notes, 11.50%, 02/01/14(c)	230,000	1,438

Industrial Machinery—0.36%
Cleaver-Brooks Inc., Sr. Sec. Notes, 12.25%, 05/01/16(b)	230,000	242,650

Columbus McKinnon Corp., Sr. Unsec. Gtd. Sub. Global Notes, 7.88%, 02/01/19	25,000	26,188

SPX Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 09/01/17	145,000	159,137

		427,975

Industrial REIT’s—0.09%
DuPont Fabros Technology L.P., Sr. Unsec. Gtd. Global Notes, 8.50%, 12/15/17	100,000	111,250

Integrated Telecommunication Services—0.15%
Integra Telecom Holdings Inc., Sr. Sec. Notes, 10.75%, 04/15/16(b)	200,000	181,750

Internet Software & Services—0.28%
Equinix Inc., Sr. Unsec. Notes, 7.00%, 07/15/21	50,000	55,125

8.13%, 03/01/18	255,000	282,413

		337,538

Investment Banking & Brokerage—0.36%
Cantor Fitzgerald L.P., Bonds, 7.88%, 10/15/19(b)	325,000	326,843

E*TRADE Financial Corp., Sr. Unsec. Notes, 6.75%, 06/01/16	100,000	102,750

		429,593

Leisure Facilities—0.06%
Speedway Motorsports Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 02/01/19	70,000	73,850

Leisure Products—0.47%
Toys R US-Delaware Inc., Sr. Sec. Gtd. Notes, 7.38%, 09/01/16(b)	550,000	566,500

Life Sciences Tools & Services—0.14%
Patheon Inc. (Canada), Sr. Sec. Gtd. Notes, 8.63%, 04/15/17(b)	190,000	166,250

Marine—0.20%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc. (Greece), Sr. Sec. Gtd. Global Notes, 8.63%, 11/01/17	40,000	36,600

Stena A.B. (Sweden), Sr. Unsec. Global Notes, 7.00%, 12/01/16	105,000	100,406

Teekay Corp. (Canada), Sr. Unsec. Global Notes, 8.50%, 01/15/20	105,000	109,725

		246,731

Movies & Entertainment—0.67%
AMC Entertainment Inc., Sr. Unsec. Gtd. Global Notes, 8.75%, 06/01/19	314,000	330,093

NAI Entertainment Holdings LLC, Sr. Sec. Notes, 8.25%, 12/15/17(b)	430,000	474,612

		804,705

Multi-Line Insurance—1.77%
American International Group Inc., Jr. Unsec. Sub. Global Deb., 8.18%, 05/15/58	380,000	404,700

Fairfax Financial Holdings Ltd. (Canada), Sr. Unsec. Notes, 5.80%, 05/15/21(b)	255,000	250,219

Hartford Financial Services Group Inc. (The), Jr. Unsec. Sub. Deb., 8.13%, 06/15/38	190,000	203,775

Sr. Unsec. Global Notes, 5.95%, 10/15/36	90,000	86,580

Liberty Mutual Group Inc., Jr. Unsec. Gtd. Sub. Bonds, 7.80%, 03/15/37(b)	495,000	488,812

Nationwide Mutual Insurance Co., Unsec. Sub. Notes, 9.38%, 08/15/39(b)	545,000	692,721

		2,126,807

Office Services & Supplies—0.25%
IKON Office Solutions, Inc., Sr. Unsec. Notes, 6.75%, 12/01/25	265,000	261,025

Interface Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 12/01/18	35,000	38,150

		299,175

Oil & Gas Drilling—0.03%
Atwood Oceanics Inc., Sr. Unsec. Notes, 6.50%, 02/01/20	40,000	42,400

Oil & Gas Equipment & Services—1.27%
Bristow Group, Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/17	530,000	553,850

Key Energy Services, Inc., Sr. Unsec. Gtd. Notes, 6.75%, 03/01/21	805,000	823,112

See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

	Principal
	Amount	Value
Oil & Gas Equipment & Services—(continued)
SESI, LLC, Sr. Unsec. Gtd. Global Notes, 6.38%, 05/01/19	$145,000	$152,975

		1,529,937

Oil & Gas Exploration & Production—5.96%
Berry Petroleum Co., Sr. Unsec. Notes, 6.75%, 11/01/20	95,000	100,938

Chaparral Energy Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 09/01/21	305,000	324,825

8.88%, 02/01/17	295,000	309,012

Chesapeake Energy Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/20	185,000	191,475

Sr. Unsec. Gtd. Notes, 6.13%, 02/15/21	185,000	183,612

6.63%, 08/15/20	130,000	132,438

Cimarex Energy Co., Sr. Unsec. Gtd. Notes, 5.88%, 05/01/22	175,000	178,063

7.13%, 05/01/17	65,000	67,397

Continental Resources Inc., Sr. Unsec. Gtd. Global Notes, 7.13%, 04/01/21	85,000	94,456

7.38%, 10/01/20	190,000	211,612

8.25%, 10/01/19	130,000	145,763

Sr. Unsec. Gtd. Notes, 5.00%, 09/15/22(b)	80,000	80,600

EXCO Resources Inc., Sr. Unsec. Gtd. Notes, 7.50%, 09/15/18	680,000	605,200

Forest Oil Corp., Sr. Unsec. Gtd. Global Notes, 7.25%, 06/15/19	195,000	191,587

McMoRan Exploration Co., Sr. Unsec. Gtd. Notes, 11.88%, 11/15/14	610,000	646,219

Newfield Exploration Co., Sr. Unsec. Sub. Global Notes, 7.13%, 05/15/18	518,000	547,785

OGX Petroleo e Gas Participacoes S.A. (Brazil), Sr. Unsec. Gtd. Notes, 8.38%, 04/01/22(b)	200,000	202,613

8.50%, 06/01/18(b)	260,000	271,818

Plains Exploration & Production Co., Sr. Unsec. Gtd. Notes, 7.63%, 06/01/18	520,000	555,100

8.63%, 10/15/19	100,000	111,500

QEP Resources Inc., Sr. Unsec. Notes, 5.38%, 10/01/22	205,000	205,000

Range Resources Corp., Sr. Unsec. Gtd. Sub. Notes, 5.00%, 08/15/22	65,000	64,188

5.75%, 06/01/21	340,000	358,700

SM Energy Co., Sr. Unsec. Global Notes, 6.50%, 11/15/21	680,000	722,500

6.63%, 02/15/19	140,000	148,400

Whiting Petroleum Corp., Sr. Unsec. Gtd. Sub. Notes, 6.50%, 10/01/18	80,000	85,300

WPX Energy Inc., Sr. Unsec. Notes, 6.00%, 01/15/22(b)	440,000	442,200

		7,178,301

Oil & Gas Refining & Marketing—0.66%
United Refining Co., Sr. Sec. Gtd. Global Notes, 10.50%, 02/28/18	770,000	795,987

Oil & Gas Storage & Transportation—3.28%
Atlas Pipeline Partners L.P./Atlas Pipeline Finance Corp., Sr. Unsec. Gtd. Sub. Global Notes, 8.75%, 06/15/18	575,000	615,250

Chesapeake Midstream Partners L.P./CHKM Finance Corp., Sr. Unsec. Gtd. Notes, 5.88%, 04/15/21(b)	535,000	537,675

6.13%, 07/15/22(b)	40,000	40,400

Copano Energy LLC/Copano Energy Finance Corp., Sr. Unsec. Gtd. Notes, 7.13%, 04/01/21	620,000	655,650

Energy Transfer Equity L.P., Sr. Sec. Gtd. Notes, 7.50%, 10/15/20	385,000	427,831

Inergy L.P./Inergy Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 08/01/21	183,000	177,510

MarkWest Energy Partners L.P./MarkWest Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.25%, 06/15/22	410,000	432,550

Overseas Shipholding Group, Inc., Sr. Unsec. Notes, 8.13%, 03/30/18	375,000	281,250

Regency Energy Partners L.P./Regency Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.88%, 12/01/18	245,000	260,006

Sabine Pass LNG, L.P., Sr. Sec. Gtd. Global Notes, 7.50%, 11/30/16	100,000	107,250

Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 02/01/21	305,000	315,675

Sr. Unsec. Gtd. Notes, 6.38%, 08/01/22(b)	90,000	91,350

		3,942,397

Other Diversified Financial Services—2.25%
Air Lease Corp., Sr. Unsec. Notes, 5.63%, 04/01/17(b)	150,000	150,000

Aircastle Ltd., Sr. Unsec. Notes, 6.75%, 04/15/17(b)	325,000	325,000

7.63%, 04/15/20(b)	90,000	90,000

9.75%, 08/01/18(b)	90,000	100,913

See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

	Principal
	Amount	Value

Other Diversified Financial Services—(continued)
International Lease Finance Corp., Sr. Sec. Notes, 6.75%, 09/01/16(b)	$145,000	$156,509

7.13%, 09/01/18(b)	200,000	219,938

Sr. Unsec. Global Notes, 5.75%, 05/15/16	65,000	64,959

6.25%, 05/15/19	100,000	99,250

8.63%, 09/15/15	215,000	236,823

8.75%, 03/15/17	285,000	317,597

Sr. Unsec. Notes, 8.25%, 12/15/20	860,000	952,987

		2,713,976

Packaged Foods & Meats—0.29%
Del Monte Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 02/15/19	305,000	304,237

Post Holdings Inc., Sr. Unsec. Gtd. Notes, 7.38%, 02/15/22(b)	45,000	47,363

		351,600

Paper Packaging—0.21%
Cascades Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 7.88%, 01/15/20	250,000	248,125

Paper Products—1.24%
Boise Cascade LLC, Sr. Unsec. Gtd. Sub. Global Notes, 7.13%, 10/15/14	785,000	789,416

Clearwater Paper Corp., Sr. Unsec. Gtd. Global Notes, 7.13%, 11/01/18	225,000	240,187

Mercer International Inc., Sr. Unsec. Gtd. Global Notes, 9.50%, 12/01/17	205,000	212,687

NewPage Corp., Sr. Sec. Gtd. Global Notes, 11.38%, 12/31/14	215,000	141,363

P.H. Glatfelter Co., Sr. Unsec. Gtd. Global Notes, 7.13%, 05/01/16	105,000	107,363

		1,491,016

Personal Products—0.37%
NBTY Inc., Sr. Unsec. Gtd. Global Notes, 9.00%, 10/01/18	400,000	442,000

Pharmaceuticals—0.40%
Aptalis Pharma Inc., Sr. Unsec. Gtd. Global Notes, 12.75%, 03/01/16	79,000	84,333

Elan Finance PLC/Corp. (Ireland), Sr. Unsec. Gtd. Global Notes, 8.75%, 10/15/16	105,000	116,156

8.75%, 10/15/16	100,000	110,625

Endo Pharmaceuticals Holdings Inc., Sr. Unsec. Gtd. Global Notes, 7.00%, 12/15/20	30,000	32,250

Mylan Inc., Sr. Unsec. Gtd. Notes, 6.00%, 11/15/18(b)	135,000	141,075

		484,439

Property & Casualty Insurance—0.32%
QBE Capital Funding III Ltd. (Botswana), Unsec. Gtd. Sub. Notes, 7.25%, 05/24/41(b)	200,000	189,500

XL Group PLC (Ireland), Series E, Jr. Sub. Global Pfd. Bonds, 6.50% (f)	225,000	190,688

		380,188

Publishing—0.02%
MediMedia USA Inc., Sr. Unsec. Sub. Notes, 11.38%, 11/15/14(b)	30,000	28,950

Real Estate Services—0.19%
CB Richard Ellis Services Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 10/15/20	215,000	228,975

Regional Banks—1.64%
AmSouth Bancorp., Unsec. Sub. Deb., 6.75%, 11/01/25	75,000	70,687

BB&T Capital Trust II, Jr. Unsec. Ltd. Gtd. Sub. Global Notes, 6.75%, 06/07/36	180,000	181,350

Regions Financial Corp., Sr. Unsec. Notes, 5.75%, 06/15/15	500,000	526,250

Unsec. Sub. Notes, 7.38%, 12/10/37	465,000	462,675

Susquehanna Capital II, Jr. Unsec. Ltd. Gtd. Sub. Notes, 11.00%, 03/23/40	175,000	187,202

Synovus Financial Corp., Sr. Unsec. Global Notes, 7.88%, 02/15/19	215,000	222,525

Unsec. Sub. Global Notes, 5.13%, 06/15/17	355,000	324,825

		1,975,514

Research & Consulting Services—0.25%
FTI Consulting Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 10/01/20	275,000	295,625

Semiconductor Equipment—0.74%
Amkor Technology Inc., Sr. Unsec. Global Notes, 6.63%, 06/01/21	210,000	217,875

7.38%, 05/01/18	315,000	337,837

Sensata Technologies B.V. (Netherlands), Sr. Unsec. Gtd. Notes, 6.50%, 05/15/19(b)	320,000	334,400

		890,112

See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

	Principal
	Amount	Value
Semiconductors—0.75%
Freescale Semiconductor Inc., Sr. Sec. Gtd. Notes, 9.25%, 04/15/18(b)	$125,000	$137,500

Sr. Unsec. Gtd. Global Notes, 8.05%, 02/01/20	565,000	570,650

10.75%, 08/01/20	175,000	196,000

		904,150

Specialized Finance—0.76%
CIT Group Inc., Sr. Unsec. Global Notes, 5.25%, 03/15/18	400,000	408,000

Sr. Unsec. Gtd. Bonds, 7.00%, 05/02/17(b)	360,000	361,350

Sr. Unsec. Notes, 5.50%, 02/15/19(b)	140,000	142,800

		912,150

Specialized REIT’s—0.97%
Host Hotels & Resorts L.P., Sr. Gtd. Global Notes, 6.00%, 11/01/20	205,000	217,813

Sr. Unsec. Gtd. Notes, 6.00%, 10/01/21(b)	325,000	348,562

Sr. Unsec. Notes, 5.25%, 03/15/22(b)	230,000	230,000

MPT Operating Partnership L.P./MPT Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 05/01/21	200,000	210,500

Omega Healthcare Investors, Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 10/15/22	155,000	164,881

		1,171,756

Specialty Chemicals—0.87%
Ferro Corp., Sr. Unsec. Notes, 7.88%, 08/15/18	260,000	267,150

Huntsman International LLC, Sr. Unsec. Gtd. Global Notes, 5.50%, 06/30/16	245,000	245,306

NewMarket Corp., Sr. Unsec. Gtd. Global Notes, 7.13%, 12/15/16	150,000	155,250

PolyOne Corp., Sr. Unsec. Notes, 7.38%, 09/15/20	360,000	384,300

		1,052,006

Specialty Stores—0.28%
Michaels Stores Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 11/01/18	315,000	335,475

Steel—0.30%
ArcelorMittal (Luxembourg), Sr. Unsec. Global Notes, 6.25%, 02/25/22	120,000	121,607

United States Steel Corp., Sr. Unsec. Global Notes, 7.50%, 03/15/22	90,000	90,225

Sr. Unsec. Notes, 7.00%, 02/01/18	140,000	145,600

		357,432

Systems Software—0.45%
Allen Systems Group Inc., Sec. Gtd. Notes, 10.50%, 11/15/16 (Acquired 11/12/10-01/06/11; Cost $620,650) (b)	615,000	542,737

Tires & Rubber—0.57%
Cooper Tire & Rubber Co., Sr. Unsec. Notes, 8.00%, 12/15/19	350,000	377,125

Goodyear Tire & Rubber Co. (The), Sr. Unsec. Gtd. Notes, 7.00%, 05/15/22	310,000	303,800

		680,925

Trading Companies & Distributors—2.29%
Avis Budget Car Rental LLC/Avis Budget Finance Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 01/15/19	585,000	613,519

9.75%, 03/15/20	70,000	76,650

Sr. Unsec. Gtd. Notes, 8.25%, 01/15/19(b)	85,000	88,825

H&E Equipment Services Inc., Sr. Unsec. Gtd. Global Notes, 8.38%, 07/15/16	485,000	499,550

Hertz Corp. (The), Sr. Unsec. Gtd. Global Notes, 6.75%, 04/15/19	260,000	270,400

7.38%, 01/15/21	500,000	533,750

7.50%, 10/15/18	170,000	181,050

Interline Brands, Inc., Sr. Unsec. Gtd. Global Notes, 7.00%, 11/15/18	125,000	132,500

RSC Equipment Rental Inc./RSC Holdings III LLC, Sr. Unsec. Global Notes, 8.25%, 02/01/21	195,000	208,162

UR Financing Escrow Corp., Sec. Gtd. Notes, 5.75%, 07/15/18(b)	30,000	30,825

Sr. Unsec. Notes, 7.63%, 04/15/22(b)	120,000	123,900

		2,759,131

Wireless Telecommunication Services—3.97%
Clearwire Communications LLC/Clearwire Finance, Inc., Sr. Sec. Gtd. Notes, 12.00%, 12/01/15(b)	465,000	461,512

14.75%, 12/01/16(b)	205,000	224,988
Sr. Unsec. Gtd. Conv. Notes, 8.25%, 12/01/17(b)(h)	60,000	47,025

See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

		Principal
		Amount	Value
Wireless Telecommunication Services—(continued)
Cricket Communications, Inc., Sr. Sec. Gtd. Global Notes, 7.75%, 05/15/16		$65,000	$68,819

Sr. Unsec. Gtd. Global Notes, 7.75%, 10/15/20		925,000	913,437

Digicel Group Ltd. (Bermuda), Sr. Unsec. Notes, 8.88%, 01/15/15(b)		320,000	325,200

Digicel Ltd. (Bermuda), Sr. Unsec. Notes, 8.25%, 09/01/17(b)		255,000	270,300

MetroPCS Wireless Inc., Sr. Unsec. Gtd. Notes, 6.63%, 11/15/20		235,000	237,056

7.88%, 09/01/18		190,000	199,619

Sprint Capital Corp., Sr. Unsec. Gtd. Global Notes, 6.90%, 05/01/19		130,000	113,100

Sprint Nextel Corp., Sr. Unsec. Gtd. Notes, 7.00%, 03/01/20(b)		130,000	132,925

9.00%, 11/15/18(b)		285,000	314,212

Sr. Unsec. Notes, 8.38%, 08/15/17		340,000	329,800

11.50%, 11/15/21(b)		125,000	135,313

VimpelCom (Ireland), Sec. Notes, 7.75%, 02/02/21(b)		400,000	397,000

Wind Acquisition Finance S.A. (Luxembourg), Sr. Sec. Gtd. Notes, 11.75%, 07/15/17(b)		625,000	609,375

			4,779,681

Total U.S. Dollar Denominated Bonds and Notes (Cost $88,128,548)			91,200,835

Non-U.S. Dollar Denominated Bonds & Notes—7.37%(i)
Canada—0.21%
Gateway Casinos & Entertainment Ltd., Sec. Gtd. Notes, 8.88%, 11/15/17(b)	CAD	240,000	251,479

Croatia—0.10%
Agrokor D.D., Sr. Unsec. Gtd. Medium-Term Euro Notes, 10.00%, 12/07/16(b)	EUR	90,000	125,135

Cyprus—0.28%
Eileme 2 A.B., Sr. Unsec. Gtd. Sub. Notes, 11.75%, 01/31/20(b)	EUR	245,000	338,193

Czech Republic—0.13%
CET 21 spol sro, Sr. Sec. Gtd. Notes, 9.00%, 11/01/17(b)	EUR	115,000	159,511

France—0.28%
Europcar Groupe S.A. , REGS, Sec. Gtd. Floating Rate Euro Bonds, 4.56%, 05/15/13(b)(e)	EUR	265,000	335,759

Ireland—0.52%
Ardagh Packaging Finance PLC, Sr. Sec. Gtd. Notes, 9.25%, 10/15/20(b)	EUR	400,000	544,155

Bord Gais Eireann, Sr. Unsec. Medium-Term Euro Notes, 5.75%, 06/16/14	EUR	60,000	82,584

			626,739

Italy—0.13%
Lottomatica S.p.A , REGS, Jr. Unsec. Sub. Euro Bonds, 8.25%, 03/31/66(b)	EUR	130,000	160,724

Luxembourg—2.38%
Boardriders S.A., Sr. Unsec. Gtd. Notes, 8.88%, 12/15/17(b)	EUR	315,000	422,216

Cirsa Funding Luxembourg S.A., Sr. Unsec. Gtd. Notes, 8.75%, 05/15/18(b)	EUR	180,000	232,864

REGS, Sr. Gtd. Euro Notes, 8.75%, 05/15/18(b)	EUR	300,000	388,107

Codere Finance Luxembourg S.A., Sr. Sec. Gtd. Notes, 8.25%, 06/15/15(b)	EUR	100,000	133,037

REGS, Sr. Sec. Gtd. Euro Notes, 8.25%, 06/15/15(b)	EUR	390,000	518,843

ConvaTec Healthcare S.A., Sr. Sec. Gtd. Notes, 7.38%, 12/15/17(b)	EUR	200,000	277,410

Sr. Unsec. Gtd. Notes, 10.88%, 12/15/18(b)	EUR	100,000	139,038

Mark IV Europe Lux SCA/Mark IV USA SCA, Sr. Sec. Gtd. Notes, 8.88%, 12/15/17(b)	EUR	270,000	371,802

TMD Friction Finance S.A., Sr. Sec. Gtd. Bonds, 10.75%, 05/15/17(b)	EUR	80,000	122,167

Wind Acquisition Finance S.A., Sr. Sec. Gtd. Notes, 11.75%, 07/15/17(b)	EUR	100,000	126,701

Xefin Lux SCA, Sr. Sec. Notes, 8.00%, 06/01/18(b)	EUR	100,000	135,370

			2,867,555

Netherlands—0.62%
Boats Investments B.V., Sec. PIK Medium-Term Euro Notes, 11.00%, 03/31/17	EUR	81,472	80,951

Carlson Wagonlit B.V., Sr. Gtd. Floating Rate Notes, 6.88%, 05/01/15(b)(e)	EUR	140,000	183,451

REGS, Sr. Sec. Gtd. Floating Rate Euro Notes, 6.88%, 05/01/15(b)(e)	EUR	205,000	268,624

See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

		Principal
		Amount	Value
Netherlands—(continued)
Goodyear Dunlop Tires Europe B.V., Sr. Unsec. Gtd. Notes, 6.75%, 04/15/19(b)	EUR	100,000	$133,703

Polish Television Holding B.V., Sr. Sec. Notes, 11.25%, 05/15/17(b)(j)	EUR	60,000	81,222

			747,951

Spain—0.31%
Nara Cable Funding Ltd., Sr. Sec. Notes, 8.88%, 12/01/18(b)	EUR	300,000	372,102

Sweden—0.12%
TVN Finance Corp II A.B., Sr. Unsec. Gtd. Notes, 10.75%, 11/15/17(b)	EUR	100,000	142,039

United Kingdom—2.19%
Boparan Finance PLC, REGS, Sr. Unsec. Gtd. Euro Notes, 9.75%, 04/30/18(b)	EUR	505,000	698,775

Eco-Bat Finance PLC, Sr. Sec. Gtd. Notes, 7.75%, 02/15/17(b)	EUR	100,000	134,370

Exova PLC, Sr. Unsec. Gtd. Notes, 10.50%, 10/15/18(b)	GBP	200,000	287,128

Infinis PLC, Sr. Sec. Notes, 9.13%, 12/15/14(b)	GBP	80,000	133,087

Kerling PLC, Sr. Sec. Gtd. Notes, 10.63%, 02/01/17(b)	EUR	130,000	173,381

Odeon & UCI Finco PLC, Sr. Sec. Gtd. Notes, 9.00%, 08/01/18(b)	GBP	410,000	655,836

R&R Ice Cream PLC, REGS, Sr. Sec. Gtd. Euro Notes, 8.38%, 11/15/17(b)	EUR	100,000	137,038

Sr. Sec. Gtd. Notes, 8.38%, 11/15/17(b)	EUR	300,000	411,113

			2,630,728

United States—0.10%
CEDC Finance Corp. International Inc., Sr. Sec. Gtd. Notes, 8.88%, 12/01/16(b)	EUR	115,000	118,099

Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $8,797,305)			8,876,014

		Shares
Preferred Stocks—1.55%
Automobile Manufacturers—0.13%
General Motors Co., Series B, $2.38 Conv. Pfd.		3,580	149,823

Consumer Finance—0.71%
Ally Financial, Inc., Series A, 8.50% Pfd.		7,845	$170,236

Series G, 7.00% Pfd. (b)		581	484,064

GMAC Capital Trust I, Series 2, 8.13% Jr. Gtd. Sub. Pfd.(e)		8,630	199,439

			853,739

Diversified Banks—0.09%
Royal Bank of Scotland PLC (The) (United Kingdom), Series T, 7.25% Jr. Sub. Pfd.		5,950	113,050

Industrial REIT’s—0.06%
DuPont Fabros Technology, Inc., Series B, 7.63% Pfd.		3,020	76,859

Regional Banks—0.47%
Zions Bancorp., Series C, 9.50% Pfd.		21,800	568,326

Tires & Rubber—0.09%
Goodyear Tire & Rubber Co. (The), $2.94 Conv. Pfd.		2,490	103,161

Total Preferred Stocks (Cost $1,824,029)			1,864,958

Common Stocks & Other Equity Interests—0.96%
Automobile Manufacturers—0.21%
General Motors Co. (d)(k)		4,888	125,377

General Motors Co., Wts. expiring 07/10/16(d)(k)		4,443	73,887

General Motors Co., Wts. expiring 07/10/19(d)(k)		4,443	49,762

			249,026

Broadcasting—0.00%
Adelphia Communications Corp. (l)		—	820

Adelphia Recovery Trust, Series ACC-1 (l)		318,570	350

Adelphia Recovery Trust, Series Arahova (l)		109,170	2,589

			3,759

Building Products—0.01%
Nortek, Inc. (k)		215	9,458

Construction Materials—0.08%
U.S. Concrete, Inc. (k)		20,786	96,863

Integrated Telecommunication Services—0.12%
Hawaiian Telcom Holdco Inc., Wts. expiring 10/28/15 (k)		1,527	8,017

Largo Limited -Class A (Luxembourg)(k)		17,563	14,054

Largo Limited -Class B (Luxembourg)(k)		158,069	126,490

			148,561

See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

	Shares	Value
Investment Companies — Mutual Funds—0.52%
BlackRock Corporate High Yield Fund V, Inc.	50,000	$627,500

Publishing—0.00%
Reader’s Digest Association Inc. (The), Wts. expiring 02/19/14 (k)	669	0

Semiconductors—0.02%
Magnachip Semiconductor Corp. (k)	1,372	16,464

Total Common Stocks & Other Equity Interests (Cost $2,957,254)		1,151,631

	Principal
	Amount
U.S. Treasury Bills—0.52%(m)
0.06%, 05/24/12 (n) (Cost $629,946)	$630,000	629,955

Bundled Securities—0.02%
Investment Banking & Brokerage—0.02%
Targeted Return Index Securities Trust, Series HY 2006-1, Sec. Variable Rate Bonds, 7.12%, 05/01/16 (Acquired 08/15/08; Cost $18,900) (Cost $19,335)(b)(e)	20,000	19,685

	Shares
Money Market Funds—12.15%
Liquid Assets Portfolio — Institutional Class (o)	7,314,573	7,314,573

Premier Portfolio — Institutional Class (o)	7,314,574	7,314,574

Total Money Market Funds (Cost $14,629,147)		14,629,147

TOTAL INVESTMENTS—98.34% (Cost $116,985,564)		118,372,225

OTHER ASSETS LESS LIABILITIES—1.66%		2,001,318

NET ASSETS—100.00%		$120,373,543

Investment Abbreviations:

CAD	—	Canadian Dollar
Conv.	—	Convertible
Ctfs.	—	Certificates
Deb.	—	Debentures
EUR	—	Euro
GBP	—	British Pound
Gtd.	—	Guaranteed
Jr.	—	Junior
Pfd.	—	Preferred
PIK	—	Payment in Kind
REGS	—	Regulation S
REIT	—	Real Estate Investment Trust
Sec.	—	Secured
Sr.	—	Senior
Sub.	—	Subordinated
Unsec.	—	Unsecured
Wts.	—	Warrants
Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2012 was $36,009,063, which represented 29.91% of the Fund’s Net Assets.

(c)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at March 31, 2012 was $1,053,938, which represented 0.88% of the Fund’s Net Assets.

(d)	Acquired as part of the General Motors reorganization.

(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on March 31, 2012.

(f)	Perpetual bond with no specified maturity date.

(g)	Interest payments have been suspended under European Union agreement for 24 months beginning April 30, 2010.

(h)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(i)	Foreign denominated security. Principal amount is denominated in currency indicated.

(j)	Step coupon bond issued at discount. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.

(k)	Non-income producing security.

(l)	Non-income producing security acquired as part of the Adelphia Communications bankruptcy reorganization.

(m)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(n)	A portion of the principal balance was pledged as collateral for open credit default swap contracts. See Note 1G and Note 3.

(o)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
                         Invesco V.I. High Yield Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2012
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Senior secured floating rate loans and senior secured floating rate debt securities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institution-size trading in similar groups of securities and other market data.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Invesco V.I. High Yield Fund

A.	Security Valuations — (continued)
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Lower-Rated Securities — The Fund normally invests at least 80% of its net assets in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.
E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
Invesco V.I. High Yield Fund

F.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

G.	Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk.
     Interest rate, total return, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.
     A CDS is an agreement between two parties (“Counterparties”) to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances.
      Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.
      Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and
Invesco V.I. High Yield Fund

G.	Swap Agreements — (continued)
by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1	—	Prices are determined using quoted prices in an active market for identical assets.

Level 2	—	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	—	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
            The following is a summary of the tiered valuation input levels, as of March 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$17,017,719	$628,017	$—	$17,645,736

U.S. Treasury Securities	—	629,955	—	629,955

Corporate Debt Securities	—	83,729,238	9,950	83,739,188

Foreign Corporate Debt Securities	—	16,357,346	—	16,357,346

	17,017,719	101,344,556	9,950	118,372,225

Foreign Currency Contracts*	—	(90,086)	—	(90,086)

Swap Agreements*	—	306,418	—	306,418

Total Investments	$17,017,719	$101,560,888	$9,950	$118,588,557

*	Unrealized appreciation (depreciation)
NOTE 3 — Derivative Investments
Open Foreign Currency Contracts

							Unrealized
Settlement			Contract to			Notional	Appreciation
Date	Counterparty		Deliver		Receive	Value	(Depreciation)

05/09/12	RBC Dain Rauscher	EUR	6,016,000	USD	7,955,840	$8,024,775	$(68,935)

05/17/12	Morgan Stanley	GBP	661,000	USD	1,035,795	1,056,946	(21,151)

Total open foreign currency contracts						9,081,721	$(90,086)

Invesco V.I. High Yield Fund

Closed Foreign Currency Contracts

Closed		Contract to				Notional	Realized
Date	Counterparty		Deliver		Receive	Value	Gain (Loss)

03/22/12	RBC Dain Rauscher	EUR	457,000	USD	603,880	$603,149	$731

03/27/12	Morgan Stanley	GBP	76,000	USD	119,093	121,342	(2,249)

03/27/12	RBC Dain Rauscher	EUR	132,000	USD	174,425	175,986	(1,561)

03/30/12	Morgan Stanley	GBP	93,000	USD	145,732	148,563	(2,831)

03/30/12	RBC Dain Rauscher	EUR	361,000	USD	477,025	481,224	(4,199)

Total closed foreign currency contracts						$1,530,264	$(10,109)

Total foreign currency contracts							$(100,195)

Currency Abbreviations:

EUR	—	Euro

GBP	—	British Pound Sterling

USD	—	U.S. Dollar
Open Credit Default Swap Agreements

						Notional	Value
		Buy/Sell	(Pay)/Receive	Expiration	Implied	Value	Unrealized
Counterparty	Reference Entity	Protection	Fixed Rate	Date	Credit Spread(a)	(000)	Appreciation

JP Morgan Chase Bank	CDX North American High Yield	Sell	5.00%	12/20/2016	5.41%	4,850	260,230

JP Morgan Chase Bank	CDX North American High Yield	Sell	5.00%	12/20/2016	5.41%	970	46,188

Total Credit Default Swap	Agreements						306,418

(a)	Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.
NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2012 was $17,770,853 and $15,273,928, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$4,783,655

Aggregate unrealized (depreciation) of investment securities	(3,452,971)

Net unrealized appreciation of investment securities	$1,330,684

Cost of investments for tax purposes is $117,041,541.
Invesco V.I. High Yield Fund

Invesco V.I. High Yield Securities Fund
Quarterly Schedule of Portfolio Holdings
March 31, 2012

invesco.com/us	MS-VIHYI-QTR-1 03/12	Invesco Advisers, Inc.

Schedule of Investments(a)
March 31, 2012
(Unaudited)

	Principal
	Amount	Value

U.S. Dollar Denominated Bonds and Notes—85.49%
Aerospace & Defense—0.65%
Bombardier Inc. (Canada), Sr. Unsec. Notes, 7.75%, 03/15/20(b)	$20,000	$22,350

Huntington Ingalls Industries Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 03/15/18	20,000	21,300

7.13%, 03/15/21	65,000	69,956

Spirit Aerosystems Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 12/15/20	55,000	59,675

		173,281

Airlines—3.44%
American Airlines Inc., Sr. Sec. Gtd. Notes, 7.50%, 03/15/16(b)(c)	130,000	116,675

Series 2011-1, Class B, Sec. Gtd. Pass Through Ctfs., 7.00%, 01/31/18(b)	88,382	88,050

Continental Airlines Inc., Series 2007-1, Class C, Sec. Global Pass Through Ctfs., 7.34%, 04/19/14	172,318	174,471

Series 2009-2, Class B, Sec. Global Pass Through Ctfs., 9.25%, 05/10/17	113,160	123,027

Delta Air Lines, Inc., Sec. Notes, 12.25%, 03/15/15(b)	150,000	163,125

Series 2010-1, Class B, Sec. Pass Through Ctfs., 6.38%, 01/02/16(b)	30,000	29,700

Series 2010-2, Class B, Sec. Pass Through Ctfs., 6.75%, 11/23/15(b)	40,000	40,200

UAL Pass Through Trust, Series 2007-1, Class A, Sec. Gtd. Global Pass Through Ctfs., 6.64%, 07/02/22	35,066	37,323

Series 2009-2, Class B, Sec. Gtd. Pass Through Ctfs., 12.00%, 01/15/16(b)	73,404	80,011

US Airways Pass Through Trust-Series 1998-1, Class C, Sec. Pass Through Ctfs., 6.82%, 01/30/14	72,413	61,370

		913,952

Alternative Carriers—1.15%
Cogent Communications Group, Inc., Sr. Sec. Gtd. Notes, 8.38%, 02/15/18(b)	85,000	90,737

Level 3 Communications Inc., Sr. Unsec. Global Notes, 11.88%, 02/01/19	90,000	103,275

Level 3 Financing Inc., Sr. Unsec. Gtd. Global Notes, 9.38%, 04/01/19	45,000	49,444

Sr. Unsec. Gtd. Notes, 8.13%, 07/01/19(b)	35,000	36,225

8.63%, 07/15/20(b)	25,000	26,438

		306,119

Aluminum—0.50%
Century Aluminum Co., Sr. Sec. Gtd. Notes, 8.00%, 05/15/14	130,000	132,356

Apparel Retail—1.25%
Express LLC/Express Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.75%, 03/01/18	90,000	99,900

Gap, Inc. (The), Sr. Unsec. Notes, 5.95%, 04/12/21	95,000	96,544

J. Crew Group, Inc., Sr. Unsec. Gtd. Global Notes, 8.13%, 03/01/19	75,000	76,500

Limited Brands Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 02/15/22	15,000	15,225

Sr. Unsec. Gtd. Notes, 6.63%, 04/01/21	40,000	43,600

		331,769

Apparel, Accessories & Luxury Goods—2.54%
Hanesbrands Inc., Sr. Unsec. Gtd. Global Notes, 6.38%, 12/15/20	110,000	113,300

Jones Group Inc./Apparel Group Holdings/Apparel Group USA/Footwear Acc Retail, Sr. Unsec. Notes, 6.88%, 03/15/19	190,000	185,725

Levi Strauss & Co., Sr. Unsec. Global Notes, 7.63%, 05/15/20	165,000	174,900

Quiksilver Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 04/15/15	200,000	201,500

		675,425

See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Securities Fund

	Principal
	Amount	Value

Auto Parts & Equipment—1.10%
Allison Transmission Inc., Sr. Unsec. Gtd. Notes, 7.13%, 05/15/19(b)	$100,000	$104,500

American Axle & Manufacturing, Inc., Sr. Unsec. Gtd. Notes, 7.75%, 11/15/19	25,000	26,875

Dana Holding Corp., Sr. Unsec. Notes, 6.75%, 02/15/21	85,000	90,950

Tenneco Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 08/15/18	40,000	43,600

6.88%, 12/15/20	25,000	27,000

		292,925

Automobile Manufacturers—2.09%
Ford Motor Co., Sr. Unsec. Global Notes, 7.45%, 07/16/31	282,000	346,155

Ford Motor Credit Co. LLC, Sr. Unsec. Notes, 5.00%, 05/15/18	200,000	208,000

Motors Liquidation Corp., Sr. Unsec. Notes, 8.38%, 07/15/49(c)(d)	305,000	2,532

		556,687

Biotechnology—0.33%
Grifols Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 02/01/18	30,000	32,625

Savient Pharmaceuticals Inc., Sr. Unsec. Conv. Notes, 4.75%, 02/01/18	30,000	12,600

STHI Holding Corp., Sec. Gtd. Notes, 8.00%, 03/15/18(b)	40,000	42,800

		88,025

Broadcasting—0.68%
Allbritton Communications Co., Sr. Unsec. Global Notes, 8.00%, 05/15/18	45,000	48,206

Clear Channel Communications, Inc., Sr. Sec. Gtd. Global Notes, 9.00%, 03/01/21	75,000	67,688

Clear Channel Worldwide Holdings Inc., Sr. Unsec. Gtd. Sub. Notes, 7.63%, 03/15/20(b)	65,000	64,025

		179,919

Building Products—4.52%
American Standard Americas, Sr. Sec. Notes, 10.75%, 01/15/16(b)	80,000	58,800

Associated Materials LLC, Sr. Sec. Gtd. Global Notes, 9.13%, 11/01/17	95,000	92,862

Building Materials Corp. of America, Sr. Sec. Gtd. Notes, 7.50%, 03/15/20(b)	135,000	146,137

Sr. Unsec. Notes, 6.88%, 08/15/18(b)	50,000	53,500

Gibraltar Industries Inc., Series B, Sr. Unsec. Gtd. Sub. Global Notes, 8.00%, 12/01/15	105,000	107,166

Masco Corp., Sr. Unsec. Global Notes, 5.95%, 03/15/22	30,000	30,150

Nortek Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 04/15/21	175,000	172,375

10.00%, 12/01/18	65,000	68,656

Ply Gem Industries Inc., Sr. Sec. Gtd. Global Notes, 8.25%, 02/15/18	70,000	70,350

Sr. Unsec. Gtd. Sub. Global Notes, 13.13%, 07/15/14	55,000	56,100

Roofing Supply Group LLC/Roofing Supply Finance Inc., Sr. Sec. Notes, 8.63%, 12/01/17(b)	158,000	168,665

USG Corp., Sr. Unsec. Gtd. Notes, 7.88%, 03/30/20(b)	80,000	80,200

8.38%, 10/15/18(b)	10,000	10,438

9.75%, 08/01/14(b)	20,000	22,400

Sr. Unsec. Notes, 9.75%, 01/15/18	65,000	65,325

		1,203,124

Cable & Satellite—1.37%
Hughes Satellite Systems Corp., Sr. Sec. Gtd. Global Notes, 6.50%, 06/15/19	40,000	41,900

Sr. Unsec. Gtd. Global Notes, 7.63%, 06/15/21	25,000	26,875
Intelsat Jackson Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Global Notes, 7.25%, 10/15/20	270,000	284,850

7.50%, 04/01/21	10,000	10,575

		364,200

Casinos & Gaming—4.64%
Ameristar Casinos Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 04/15/21	90,000	95,400

Caesars Entertainment Operating Co. Inc., Sec. Gtd. Global Notes, 12.75%, 04/15/18	85,000	73,950

Sr. Unsec. Gtd. Global Bonds, 5.63%, 06/01/15	115,000	90,562

Chester Downs & Marina LLC, Sr. Sec. Gtd. Notes, 9.25%, 02/01/20(b)	10,000	10,600

CityCenter Holdings LLC/CityCenter Finance Corp., Sr. Sec. Gtd. Global Notes, 7.63%, 01/15/16	10,000	10,575

Sec. Gtd. PIK Global Notes, 10.75%, 01/15/17	86,068	95,535

Mandalay Resort Group, Sr. Unsec. Gtd. Sub. Notes, 7.63%, 07/15/13	100,000	102,000

See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Securities Fund

	Principal
	Amount	Value

Casinos & Gaming—(continued)
MGM Resorts International, Sr. Unsec. Gtd. Global Notes, 6.63%, 07/15/15	$65,000	$67,031

Sr. Unsec. Gtd. Notes, 7.75%, 03/15/22	85,000	86,913

Pinnacle Entertainment Inc., Sr. Unsec. Gtd. Sub. Notes, 7.75%, 04/01/22	10,000	10,525

Resort at Summerlin L.P., Series B, Sr. Unsec. Sub. Notes, 13.00%, 12/15/07(c)	7,210,050	—

Scientific Games International Inc., Sr. Unsec. Gtd. Sub. Global Notes, 9.25%, 06/15/19	80,000	89,200

Seneca Gaming Corp., Sr. Unsec. Gtd. Notes, 8.25%, 12/01/18(b)	75,000	76,875

Snoqualmie Entertainment Authority, Sr. Sec. Floating Rate Notes, 4.53%, 02/01/14(b)(e)	75,000	71,063

Sr. Sec. Notes, 9.13%, 02/01/15(b)	150,000	151,875

Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., Sec. Gtd. First Mortgage Global Notes, 7.75%, 08/15/20	130,000	143,325

Sr. Sec. Gtd. First Mortgage Notes, 5.38%, 03/15/22(b)	60,000	59,100

		1,234,529

Coal & Consumable Fuels—0.44%
CONSOL Energy Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 04/01/20	35,000	36,487

Peabody Energy Corp., Sr. Unsec. Gtd. Notes, 6.00%, 11/15/18(b)	60,000	58,875

Westmoreland Coal Co./Westmoreland Partners, Sr. Sec. Gtd. Notes, 10.75%, 02/01/18(b)	23,000	22,023

		117,385

Communications Equipment—0.70%
Avaya Inc., Sr. Sec. Gtd. Notes, 7.00%, 04/01/19(b)	100,000	100,750

Sr. Unsec. Gtd. Global Notes, 9.75%, 11/01/15	35,000	34,825

ViaSat Inc., Sr. Unsec. Gtd. Notes, 6.88%, 06/15/20(b)	50,000	51,625

		187,200

Computer & Electronics Retail—0.31%
Rent-A-Center Inc., Sr. Unsec. Gtd Global Notes, 6.63%, 11/15/20	80,000	83,200

Computer Storage & Peripherals—0.43%
Seagate HDD Cayman (Cayman Islands), Sr. Unsec. Gtd. Global Notes, 7.75%, 12/15/18	75,000	82,500

Sr. Unsec. Gtd. Notes, 7.00%, 11/01/21(b)	30,000	32,550

		115,050

Construction & Engineering—1.40%
Dycom Investments Inc., Sr. Unsec. Gtd. Sub. Global Notes, 7.13%, 01/15/21	115,000	118,162

Tutor Perini Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 11/01/18	250,000	255,000

		373,162

Construction & Farm Machinery & Heavy Trucks—1.51%
Case New Holland Inc., Sr. Unsec. Gtd. Global Notes, 7.88%, 12/01/17	75,000	87,562

Commercial Vehicle Group Inc., Sec. Gtd. Global Notes, 7.88%, 04/15/19(b)	95,000	96,306

Manitowoc Co. Inc. (The), Sr. Unsec. Gtd. Notes, 8.50%, 11/01/20	50,000	55,375

Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/21	65,000	70,850

Titan International Inc., Sr. Sec. Gtd. Global Notes, 7.88%, 10/01/17	85,000	90,844

		400,937

Construction Materials—1.21%
Cemex Finance LLC, Sr. Sec. Gtd. Bonds, 9.50%, 12/14/16(b)	100,000	100,292

Texas Industries Inc., Sr. Unsec. Gtd. Global Notes, 9.25%, 08/15/20	230,000	221,950

		322,242

Consumer Finance—1.36%
Ally Financial Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/20	75,000	81,375

8.00%, 03/15/20	120,000	134,700

8.00%, 11/01/31	15,000	16,575

National Money Mart Co. (Canada), Sr. Unsec. Gtd. Global Notes, 10.38%, 12/15/16	115,000	128,225

		360,875

Data Processing & Outsourced Services—0.98%
CoreLogic, Inc., Sr. Unsec. Gtd. Notes, 7.25%, 06/01/21(b)	140,000	144,900

Fidelity National Information Services Inc., Sr. Unsec. Gtd. Notes, 5.00%, 03/15/22(b)	10,000	9,875

First Data Corp., Sr. Sec. Gtd. Notes, 7.38%, 06/15/19(b)	45,000	45,900

SunGard Data Systems Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 11/15/18	30,000	32,025

7.63%, 11/15/20	25,000	26,812

		259,512

Department Stores—0.22%
Sears Holdings Corp., Sr. Sec. Gtd. Global Notes, 6.63%, 10/15/18	65,000	58,013

See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Securities Fund

	Principal
	Amount	Value

Distillers & Vintners—0.78%
CEDC Finance Corp. International Inc., Sr. Sec. Gtd. Notes, 9.13%, 12/01/16(b)	$100,000	$76,250

Constellation Brands Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 05/15/17	115,000	130,812

		207,062

Diversified Banks—0.13%
RBS Capital Trust II, Jr. Unsec. Gtd. Sub. Global Bonds, 6.43% (f)(g)	50,000	34,000

Diversified Metals & Mining—0.96%
FMG Resources August 2006 Pty Ltd. (Australia), Sr. Unsec. Gtd. Notes, 6.38%, 02/01/16(b)	90,000	89,847

7.00%, 11/01/15(b)	10,000	10,425

Midwest Vanadium Pty. Ltd. (Australia), Sr. Sec. Gtd. Mortgage Notes, 11.50%, 02/15/18(b)	75,000	53,642

Vedanta Resources PLC (United Kingdom), Sr. Unsec. Notes, 9.50%, 07/18/18(b)	100,000	101,559

		255,473

Electrical Components & Equipment—0.10%
Polypore International Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 11/15/17	25,000	26,375

Electronic Manufacturing Services—0.39%
Sanmina-SCI Corp., Sr. Unsec. Gtd. Notes, 7.00%, 05/15/19(b)	100,000	102,500

Environmental & Facilities Services—0.14%
EnergySolutions Inc./LLC, Sr. Unsec. Gtd. Global Notes, 10.75%, 08/15/18	35,000	36,225

Food Retail—0.29%
Simmons Foods Inc., Sec. Notes, 10.50%, 11/01/17(b)	80,000	77,200

Forest Products—0.27%
Millar Western Forest Products Ltd. (Canada), Sr. Unsec. Notes, 8.50%, 04/01/21(b)	85,000	68,213

Sino-Forest Corp. (Canada), Sr. Unsec. Gtd. Notes, 6.25%, 10/21/17(b)	10,000	3,050

		71,263

Gas Utilities—0.65%
Ferrellgas L.P./Ferrellgas Finance Corp., Sr. Unsec. Global Notes, 6.50%, 05/01/21	90,000	81,787

Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Notes, 7.38%, 03/15/20	85,000	90,525

		172,312

Health Care Equipment—0.43%
DJO Finance LLC/Corp., Sr. Unsec. Gtd. Global Notes, 7.75%, 04/15/18	10,000	8,225

10.88%, 11/15/14	90,000	91,575

Sr. Unsec. Gtd. Sub. Global Notes, 9.75%, 10/15/17	20,000	15,100

		114,900

Health Care Facilities—2.28%
HCA, Inc., Sr. Sec. Gtd. Global Notes, 5.88%, 03/15/22	50,000	50,312

7.88%, 02/15/20	105,000	115,894

HealthSouth Corp., Sr. Unsec. Gtd. Notes, 7.25%, 10/01/18	60,000	64,050

7.75%, 09/15/22	35,000	37,888

Select Medical Holdings Corp., Sr. Unsec. Floating Rate Global Notes, 6.49%, 09/15/15(e)	45,000	40,050

Tenet Healthcare Corp., Sr. Sec. Gtd. Global Notes, 10.00%, 05/01/18	135,000	154,912

Sr. Unsec. Global Notes, 8.00%, 08/01/20	20,000	20,700

9.25%, 02/01/15	110,000	122,100

		605,906

Health Care Services—0.40%
Radnet Management Inc., Sr. Unsec. Gtd. Global Notes, 10.38%, 04/01/18	80,000	79,600

Universal Hospital Services Inc., Sec. Gtd. PIK Global Notes, 8.50%, 06/01/15	25,000	25,688

		105,288

Health Care Technology—0.50%
MedAssets Inc., Sr. Unsec. Gtd. Global Notes, 8.00%, 11/15/18	125,000	132,188

Homebuilding—2.02%
Beazer Homes USA Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 07/15/15	80,000	74,800

8.13%, 06/15/16	100,000	93,000

K. Hovnanian Enterprises Inc., Sr. Sec. Gtd. Global Notes, 10.63%, 10/15/16	190,000	172,425

Lennar Corp., Sr. Unsec. Gtd. Global Notes, 6.95%, 06/01/18	85,000	90,525

M/I Homes Inc., Sr. Unsec. Gtd. Global Notes, 8.63%, 11/15/18	35,000	34,475

Meritage Homes Corp., Sr. Unsec. Notes, 7.00%, 04/01/22(b)	30,000	30,150

See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Securities Fund

	Principal
	Amount	Value

Homebuilding—(continued)
Taylor Morrison Communities Inc./ Monarch Communities Inc., Sr. Unsec. Notes, 7.75%, 04/15/20(b)	$12,000	$12,000

Toll Brothers Finance Corp., Sr. Unsec. Gtd. Notes, 5.88%, 02/15/22	30,000	31,050

		538,425

Hotels, Resorts & Cruise Lines—0.06%
Royal Caribbean Cruises Ltd., Sr. Unsec. Global Notes, 7.25%, 03/15/18	15,000	16,013

Household Products—0.31%
Central Garden & Pet Co., Sr. Gtd. Sub. Notes, 8.25%, 03/01/18	80,000	82,800

Housewares & Specialties—0.19%
American Greetings Corp., Sr. Unsec. Gtd. Notes, 7.38%, 12/01/21	50,000	51,625

Independent Power Producers & Energy Traders—1.56%
AES Corp. (The), Sr. Unsec. Global Notes, 7.75%, 10/15/15	220,000	246,400

Calpine Corp., Sr. Sec. Gtd. Notes, 7.50%, 02/15/21(b)	27,000	28,755

Sr. Sec. Notes, 7.25%, 10/15/17(b)	85,000	90,525

NRG Energy Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 01/15/18	50,000	50,375

		416,055

Industrial Machinery—0.64%
Cleaver-Brooks Inc., Sr. Sec. Notes, 12.25%, 05/01/16(b)	95,000	100,225

Columbus McKinnon Corp., Sr. Unsec. Gtd. Sub. Global Notes, 7.88%, 02/01/19	10,000	10,475

SPX Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 09/01/17	55,000	60,362

		171,062

Industrial REIT’s—0.15%
DuPont Fabros Technology L.P., Sr. Unsec. Gtd. Global Notes, 8.50%, 12/15/17	35,000	38,938

Integrated Telecommunication Services—0.24%
Integra Telecom Holdings Inc., Sr. Sec. Notes, 10.75%, 04/15/16(b)	70,000	63,613

Internet Software & Services—0.42%
Equinix Inc., Sr. Unsec. Notes, 7.00%, 07/15/21	60,000	66,150

8.13%, 03/01/18	40,000	44,300

		110,450

Investment Banking & Brokerage—0.51%
Cantor Fitzgerald L.P., Bonds, 7.88%, 10/15/19(b)	105,000	105,595

E*TRADE Financial Corp., Sr. Unsec. Notes, 6.75%, 06/01/16	30,000	30,825

		136,420

Leisure Facilities—0.10%
Speedway Motorsports Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 02/01/19	25,000	26,375

Leisure Products—0.43%
Toys R US-Delaware Inc., Sr. Sec. Gtd. Notes, 7.38%, 09/01/16(b)	110,000	113,300

Life Sciences Tools & Services—0.21%
Patheon Inc. (Canada), Sr. Sec. Gtd. Notes, 8.63%, 04/15/17(b)	65,000	56,875

Marine—0.40%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc. (Greece), Sr. Sec. Gtd. Global Notes, 8.63%, 11/01/17	10,000	9,150

Stena A.B. (Sweden), Sr. Unsec. Global Notes, 7.00%, 12/01/16	40,000	38,250

Teekay Corp. (Canada), Sr. Unsec. Global Notes, 8.50%, 01/15/20	55,000	57,475

		104,875

Movies & Entertainment—1.02%
AMC Entertainment Inc., Sr. Unsec. Gtd. Global Notes, 8.75%, 06/01/19	85,000	89,356

NAI Entertainment Holdings LLC, Sr. Sec. Notes, 8.25%, 12/15/17(b)	165,000	182,119

		271,475

Multi-Line Insurance—3.01%
American International Group Inc., Jr. Unsec. Sub. Global Deb., 8.18%, 05/15/58	215,000	228,975

Fairfax Financial Holdings Ltd. (Canada), Sr. Unsec. Notes, 5.80%, 05/15/21(b)	45,000	44,156

Hartford Financial Services Group Inc. (The), Jr. Unsec. Sub. Deb., 8.13%, 06/15/38	85,000	91,163

Liberty Mutual Group Inc., Jr. Unsec. Gtd. Sub. Bonds, 7.80%, 03/15/37(b)	230,000	227,125

Nationwide Mutual Insurance Co., Unsec. Sub. Notes, 9.38%, 08/05/39(b)	165,000	209,723

		801,142

See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Securities Fund

	Principal
	Amount	Value

Office Services & Supplies—0.21%
IKON Office Solutions, Inc., Sr. Unsec. Notes, 6.75%, 12/01/25	$35,000	$34,475

Interface Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 12/01/18	20,000	21,800

		56,275

Oil & Gas Drilling—0.04%
Atwood Oceanics Inc., Sr. Unsec. Notes, 6.50%, 02/01/20	9,000	9,540

Oil & Gas Equipment & Services—1.09%
Bristow Group, Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/17	110,000	114,950

Key Energy Services, Inc., Sr. Unsec. Gtd. Notes, 6.75%, 03/01/21	125,000	127,812

SESI LLC, Sr. Unsec. Gtd. Global Notes, 6.38%, 05/01/19	45,000	47,475

		290,237

Oil & Gas Exploration & Production—5.53%
Berry Petroleum Co., Sr. Unsec. Notes, 6.75%, 11/01/20	35,000	37,188

Chaparral Energy Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 09/01/21	110,000	117,150

8.88%, 02/01/17	90,000	94,275

Chesapeake Energy Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/20	30,000	31,050

Sr. Unsec. Gtd. Notes, 6.13%, 02/15/21	10,000	9,925

6.63%, 08/15/20	103,000	104,931

Cimarex Energy Co., Sr. Unsec. Gtd. Notes, 5.88%, 05/01/22	40,000	40,700

7.13%, 05/01/17	50,000	51,844

Continental Resources Inc., Sr. Unsec. Gtd. Global Notes, 7.13%, 04/01/21	30,000	33,338

7.38%, 10/01/20	55,000	61,256

8.25%, 10/01/19	50,000	56,062

EXCO Resources Inc., Sr. Unsec. Gtd. Notes, 7.50%, 09/15/18	150,000	133,500

Forest Oil Corp., Sr. Unsec. Gtd. Global Notes, 7.25%, 06/15/19	45,000	44,212

McMoRan Exploration Co., Sr. Unsec. Gtd. Notes, 11.88%, 11/15/14	155,000	164,203

Newfield Exploration Co., Sr. Unsec. Sub. Global Notes, 7.13%, 05/15/18	70,000	74,025

Plains Exploration & Production Co., Sr. Unsec. Gtd. Notes, 7.63%, 06/01/18	120,000	128,100

QEP Resources Inc., Sr. Unsec. Notes, 5.38%, 10/01/22	45,000	45,000

Range Resources Corp., Sr. Unsec. Gtd. Sub. Notes, 5.00%, 08/15/22	15,000	14,813

5.75%, 06/01/21	105,000	110,775

SM Energy Co., Sr. Unsec. Global Notes, 6.50%, 11/15/21	15,000	15,938

6.63%, 02/15/19	50,000	53,000

Whiting Petroleum Corp., Sr. Unsec. Gtd. Sub. Notes, 6.50%, 10/01/18	45,000	47,981

		1,469,266

Oil & Gas Refining & Marketing—0.76%
United Refining Co., Sr. Sec. Gtd. Global Notes, 10.50%, 02/28/18	195,000	201,581

Oil & Gas Storage & Transportation—3.39%
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp., Sr. Unsec. Gtd. Sub. Global Notes, 8.75%, 06/15/18	60,000	64,200

Chesapeake Midstream Partners L.P./CHKM Finance Corp., Sr. Unsec. Gtd. Notes, 5.88%, 04/15/21(b)	75,000	75,375

6.13%, 07/15/22(b)	10,000	10,100

Copano Energy LLC/Copano Energy Finance Corp., Sr. Unsec. Gtd. Notes, 7.13%, 04/01/21	145,000	153,337

Energy Transfer Equity L.P., Sr. Sec. Gtd. Notes, 7.50%, 10/15/20	95,000	105,569

Inergy L.P./Inergy Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 08/01/21	66,000	64,020

MarkWest Energy Partners L.P./MarkWest Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.25%, 06/15/22	45,000	47,475

6.50%, 08/15/21	40,000	42,700

Overseas Shipholding Group, Inc., Sr. Unsec. Notes, 8.13%, 03/30/18	100,000	75,000

Regency Energy Partners L.P./Regency Energy Finance Corp., Sr. Unsec. Gtd. Notes, 6.88%, 12/01/18	75,000	79,594

Targa Resources Partners L.P./Targa Resources Partners Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 02/01/21	105,000	108,675

Sr. Unsec. Gtd. Notes, 6.38%, 08/01/22(b)	20,000	20,300

WPX Energy Inc., Sr. Unsec. Notes, 6.00%, 01/15/22(b)	55,000	55,275

		901,620

See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Securities Fund

	Principal
	Amount	Value
| |
Other Diversified Financial Services—1.75%
Air Lease Corp., Sr. Unsec. Notes, 5.63%, 04/01/17(b)	$35,000	$35,000

Aircastle Ltd., Sr. Unsec. Notes, 6.75%, 04/15/17(b)	70,000	70,000

7.63%, 04/15/20(b)	20,000	20,000

9.75%, 08/01/18(b)	20,000	22,425

International Lease Finance Corp., Sr. Sec. Notes, 6.75%, 09/01/16(b)	45,000	48,572

7.13%, 09/01/18(b)	65,000	71,480

Sr. Unsec. Global Notes, 5.75%, 05/15/16	20,000	19,988

6.25%, 05/15/19	30,000	29,775

8.63%, 09/15/15	75,000	82,612

8.75%, 03/15/17	44,000	49,032

Sr. Unsec. Notes, 8.25%, 12/15/20	15,000	16,622

		465,506

Packaged Foods & Meats—0.28%
Del Monte Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 02/15/19	65,000	64,838

Post Holdings Inc., Sr. Unsec. Gtd. Notes, 7.38%, 02/15/22(b)	10,000	10,525

		75,363

Paper Packaging—0.54%
Cascades Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 7.88%, 01/15/20	145,000	143,912

Paper Products—1.81%
Boise Cascade LLC, Sr. Unsec. Gtd. Sub. Global Notes, 7.13%, 10/15/14	165,000	165,928

Clearwater Paper Corp., Sr. Unsec. Gtd. Global Notes, 7.13%, 11/01/18	75,000	80,062

Mercer International Inc., Sr. Unsec. Gtd. Global Notes, 9.50%, 12/01/17	75,000	77,813

NewPage Corp., Sr. Sec. Gtd. Global Notes, 11.38%, 12/31/14	70,000	46,025

P.H. Glatfelter Co., Sr. Unsec. Gtd. Global Notes, 7.13%, 05/01/16	110,000	112,475

		482,303

Pharmaceuticals—1.29%
Aptalis Pharma Inc., Sr. Unsec. Gtd. Global Notes, 12.75%, 03/01/16	50,000	53,375

Elan Finance PLC/Corp. (Ireland), Sr. Unsec. Gtd. Global Notes, 8.75%, 10/15/16	100,000	110,625

Endo Pharmaceuticals Holdings Inc., Sr. Unsec. Gtd. Global Notes, 7.00%, 12/15/20	15,000	16,125

Mylan Inc., Sr. Unsec. Gtd. Notes, 6.00%, 11/15/18(b)	50,000	52,250

NBTY Inc., Sr. Unsec. Gtd. Global Notes, 9.00%, 10/01/18	100,000	110,500

		342,875

Property & Casualty Insurance—0.27%
XL Group PLC (Ireland)-Series E, Jr. Sub. Global Pfd. Bonds, 6.50% (f)	85,000	72,038

Real Estate Services—0.32%
CB Richard Ellis Services Inc., Sr. Unsec. Gtd. Global Notes, 6.63%, 10/15/20	80,000	85,200

Regional Banks—2.11%
AmSouth Bancorp., Unsec. Sub. Deb., 6.75%, 11/01/25	25,000	23,562

BB&T Capital Trust II, Jr. Unsec. Ltd. Gtd. Sub. Global Notes, 6.75%, 06/07/36	60,000	60,450

CIT Group Inc., Sr. Unsec. Global Notes, 5.25%, 03/15/18	90,000	91,800

Sr. Unsec. Notes, 5.50%, 02/15/19(b)	30,000	30,600

Regions Financial Corp., Sr. Unsec. Notes, 5.75%, 06/15/15	60,000	63,150

Unsec. Sub. Notes, 7.38%, 12/10/37	150,000	149,250

Synovus Financial Corp., Sr. Unsec. Global Notes, 7.88%, 02/15/19	50,000	51,750

Unsec. Sub. Global Notes, 5.13%, 06/15/17	100,000	91,500

		562,062

Research & Consulting Services—0.36%
FTI Consulting Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 10/01/20	90,000	96,750

Semiconductor Equipment—0.89%
Amkor Technology Inc., Sr. Unsec. Global Notes, 6.63%, 06/01/21	15,000	15,562

7.38%, 05/01/18	100,000	107,250

Sensata Technologies B.V. (Netherlands), Sr. Unsec. Gtd. Notes, 6.50%, 05/15/19(b)	110,000	114,950

		237,762

Semiconductors—0.82%
Freescale Semiconductor Inc., Sr. Sec. Gtd. Notes, 9.25%, 04/15/18(b)	109,000	119,900

Sr. Unsec. Gtd. Global Notes, 8.05%, 02/01/20	25,000	25,250

10.75%, 08/01/20	65,000	72,800

		217,950

Specialized Finance—0.32%
CIT Group Inc., Sr. Unsec. Gtd. Bonds, 7.00%, 05/02/17(b)	85,000	85,319

See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Securities Fund

	Principal
	Amount	Value

Specialized REIT’s—0.89%
Host Hotels & Resorts L.P., Sr. Gtd. Global Notes, 6.00%, 11/01/20	$75,000	$79,687

Sr. Unsec. Notes, 5.25%, 03/15/22(b)	50,000	50,000

MPT Operating Partnership L.P./MPT Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 05/01/21	45,000	47,363

Omega Healthcare Investors, Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 10/15/22	55,000	58,506

		235,556

Specialty Chemicals—1.26%
Ferro Corp., Sr. Unsec. Notes, 7.88%, 08/15/18	105,000	107,887

Huntsman International LLC, Sr. Unsec. Gtd. Global Notes, 5.50%, 06/30/16	30,000	30,038

NewMarket Corp., Sr. Unsec. Gtd. Global Notes, 7.13%, 12/15/16	45,000	46,575

PolyOne Corp., Sr. Unsec. Notes, 7.38%, 09/15/20	140,000	149,450

		333,950

Specialty Stores—0.22%
Michaels Stores Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 11/01/18	55,000	58,575

Steel—0.55%
ArcelorMittal (Luxembourg), Sr. Unsec. Global Notes, 6.25%, 02/25/22	30,000	30,402

FMG Resources August 2006 Pty Ltd. (Australia), Sr. Unsec. Notes, 6.00%, 04/01/17(b)	30,000	29,971

6.88%, 04/01/22(b)	30,000	29,984

United States Steel Corp., Sr. Unsec. Global Notes, 7.50%, 03/15/22	20,000	20,050

Sr. Unsec. Notes, 7.00%, 02/01/18	35,000	36,400

		146,807

Systems Software—0.75%
Allen Systems Group Inc., Sec. Gtd. Notes, 10.50%, 11/15/16 (Acquired 11/12/10-01/06/11; Cost $227,013)(b)	225,000	198,562

Tires & Rubber—0.58%
Cooper Tire & Rubber Co., Sr. Unsec. Notes, 8.00%, 12/15/19	75,000	80,812

Goodyear Tire & Rubber Co. (The), Sr. Unsec. Gtd. Notes, 7.00%, 05/15/22	75,000	73,500

		154,312

Trading Companies & Distributors—2.88%
Avis Budget Car Rental LLC/Avis Budget Finance Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 01/15/19	160,000	167,800

9.75%, 03/15/20	25,000	27,375

Sr. Unsec. Gtd. Notes, 8.25%, 01/15/19(b)	20,000	20,900

H&E Equipment Services Inc., Sr. Unsec. Gtd. Global Notes, 8.38%, 07/15/16	185,000	190,550

Hertz Corp. (The), Sr. Unsec. Gtd. Global Notes, 6.75%, 04/15/19	45,000	46,800

7.38%, 01/15/21	125,000	133,437

7.50%, 10/15/18	55,000	58,575

Interline Brands, Inc., Sr. Unsec. Gtd. Global Notes, 7.00%, 11/15/18	40,000	42,400

RSC Equipment Rental Inc./RSC Holdings III LLC, Sr. Unsec. Global Notes, 8.25%, 02/01/21	40,000	42,700

UR Financing Escrow Corp., Sec. Gtd. Notes, 5.75%, 07/15/18(b)	10,000	10,275

Sr. Unsec. Notes, 7.63%, 04/15/22(b)	25,000	25,813

		766,625

Wireless Telecommunication Services—5.17%
Clearwire Communications LLC/Clearwire Finance, Inc., Sr. Sec. Gtd. Notes, 12.00%, 12/01/15(b)	165,000	163,762

Sr. Unsec. Gtd. Conv. Notes, 8.25%, 12/01/17(b)(h)	35,000	27,431

Cricket Communications, Inc., Sr. Sec. Gtd. Global Notes, 7.75%, 05/15/16	60,000	63,525

Sr. Unsec. Gtd. Global Notes, 7.75%, 10/15/20	165,000	162,937

Digicel Group Ltd. (Bermuda), Sr. Unsec. Notes, 8.88%, 01/15/15(b)	150,000	152,438

MetroPCS Wireless Inc., Sr. Unsec. Gtd. Notes, 6.63%, 11/15/20	95,000	95,831

7.88%, 09/01/18	65,000	68,291

Sprint Capital Corp., Sr. Unsec. Gtd. Global Notes, 6.90%, 05/01/19	135,000	117,450

Sprint Nextel Corp., Sr. Unsec. Gtd. Notes, 7.00%, 03/01/20(b)	30,000	30,675

9.00%, 11/15/18(b)	65,000	71,663

Sr. Unsec. Notes, 11.50%, 11/15/21(b)	25,000	27,063

See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Securities Fund

		Principal
		Amount	Value

Wireless Telecommunication Services—(continued)
VimpelCom (Ireland), Sec. Notes, 7.75%, 02/02/21(b)		$200,000	$198,500

Wind Acquisition Finance S.A. (Luxembourg), Sr. Sec. Gtd. Notes, 11.75%, 07/15/17(b)		200,000	195,000

			1,374,566

Total U.S. Dollar Denominated Bonds and Notes (Cost $29,347,155)			22,734,534

Non-U.S. Dollar Denominated Bonds & Notes—7.12%(i)
Canada—0.34%
Gateway Casinos & Entertainment Ltd., Sec. Gtd. Notes, 8.88%, 11/15/17(b)	CAD	85,000	89,066

Czech Republic—0.26%
CET 21 spol sro, Sr. Sec. Gtd. Notes, 9.00%, 11/01/17(b)	EUR	50,000	69,352

France—0.48%
Europcar Groupe S.A. -REGS, Sec. Gtd. Floating Rate Euro Bonds, 4.56%, 05/15/13(b)(e)	EUR	100,000	126,702

Ireland—0.51%
Ardagh Packaging Finance PLC, Sr. Sec. Gtd. Notes, 9.25%, 10/15/20(b)	EUR	100,000	136,039

Italy—0.23%
Lottomatica S.p.A -REGS, Jr. Unsec. Sub. Euro Bonds, 8.25%, 03/31/66(b)	EUR	50,000	61,817

Luxembourg—1.97%
Cirsa Funding Luxembourg S.A, Sr. Unsec. Gtd. Notes, 8.75%, 05/15/18(b)	EUR	50,000	64,684

REGS, Sr. Gtd. Euro Notes, 8.75%, 05/15/18(b)	EUR	50,000	64,684

Codere Finance Luxembourg S.A., Sr. Sec. Gtd. Notes, 8.25%, 06/15/15(b)	EUR	100,000	133,037

ConvaTec Healthcare S.A., Sr. Sec. Gtd. Notes, 7.38%, 12/15/17(b)	EUR	100,000	138,705

Mark IV Europe Lux SCA/Mark IV USA SCA, Sr. Sec. Gtd. Notes, 8.88%, 12/15/17(b)	EUR	90,000	123,934

			525,044

Netherlands—0.46%
Cemex Finance Europe B.V., Gtd. Notes, 4.75%, 03/05/14	EUR	100,000	122,700

Poland—0.52%
Eileme 2 AB (Cyprus), Sr. Unsec. Gtd. Sub. Notes, 11.75%, 01/31/20(b)	EUR	100,000	138,038

Sweden—0.27%
TVN Finance Corp II A.B., Sr. Unsec. Gtd. Notes, 10.75%, 11/15/17(b)	EUR	50,000	71,020

United Kingdom—1.89%
Boparan Finance PLC -REGS, Sr. Unsec. Gtd. Euro Notes, 9.75%, 04/30/18(b)	EUR	100,000	138,371

Kerling PLC, Sr. Sec. Gtd. Notes, 10.63%, 02/01/17(b)	EUR	50,000	66,685

Odeon & UCI Finco PLC, Sr. Sec. Gtd. Notes, 9.00%, 08/01/18(b)	GBP	100,000	159,960

R&R Ice Cream PLC, Sr. Sec. Gtd. Notes, 8.38%, 11/15/17(b)	EUR	100,000	137,038

			502,054

United States—0.19%
CEDC Finance Corp. International Inc., Sr. Sec. Gtd. Notes, 8.88%, 12/01/16(b)	EUR	50,000	51,347

Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $1,853,083)			1,893,179

	Shares

Preferred Stocks—3.11%
Automobile Manufacturers—0.33%
General Motors Co., Series B, $2.38 Conv. Pfd.(d)	2,130	89,140

Consumer Finance—1.31%
Ally Financial, Inc., Series A, 8.50% Pfd.	2,690	58,373

Series G, 7.00% Pfd. (b)	264	219,953

GMAC Capital Trust I, Series 2, 8.13% Jr. Gtd. Sub. Pfd.	3,025	69,908

		348,234

Diversified Banks—0.10%
Royal Bank of Scotland PLC (The) Series T, 7.25% Jr. Sub. Pfd. (United Kingdom)	1,335	25,365

See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Securities Fund

	Shares	Value
| |
Industrial REIT’s—0.10%
DuPont Fabros Technology Inc., Series B, 7.63% Pfd.	1,045	$26,595

Regional Banks—1.14%
Zions Bancorp., Series C, 9.50% Pfd.	11,600	302,412

Tires & Rubber—0.13%
Goodyear Tire & Rubber Co. (The) $2.94 Conv. Pfd.	855	35,423

Total Preferred Stocks (Cost $806,281)		827,169

Common Stocks & Other Equity Interests—0.24%
Automobile Manufacturers—0.24%
General Motors Co. (d)(j)	1,239	31,780

General Motors Co., Wts. expiring 07/10/16(d)(k)	1,125	18,709

General Motors Co., Wts. expiring 07/10/19(d)(k)	1,125	12,600

Total Common Stocks & Other Equity Interests (Cost $95,241)		63,089

Money Market Funds—3.30%
Liquid Assets Portfolio — Institutional Class (l)	438,279	438,279

Premier Portfolio — Institutional Class (l)	438,279	438,279

Total Money Market Funds (Cost $876,558)		876,558

TOTAL INVESTMENTS—99.26% (Cost $32,978,318)		26,394,529

OTHER ASSETS LESS LIABILITIES—0.74%		197,813

NET ASSETS—100.00%		$26,592,342

Investment Abbreviations:

CAD	— Canadian Dollar
Conv.	— Convertible
Ctfs.	— Certificates
Deb.	— Debentures
EUR	— Euro
GBP	— British Pound
Gtd.	— Guaranteed
Jr.	— Junior
Pfd.	— Preferred
PIK	— Payment in Kind
REGS	— Regulation S
REIT	— Real Estate Investment Trust
Sec.	— Secured
Sr.	— Senior
Sub.	— Subordinated
Unsec.	— Unsecured
Wts.	— Warrants
Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2012 was $8,388,972, which represented 31.55% of the Fund’s Net Assets.

(c)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at March 31, 2012 was $119,207, which represented 0.45% of the Fund’s Net Assets.

(d)	Acquired as part of the General Motors reorganization.

(e)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on March 31, 2012.

(f)	Perpetual bond with no specified maturity date.

(g)	Interest payments have been suspended under European Union agreement for 24 months beginning April 30, 2010.

(h)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(i)	Foreign denominated security. Principal amount is denominated in currency indicated.

(j)	Non-income producing security.

(k)	Non-income producing security acquired through a corporate action.

(l)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Securities Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2012
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco V.I. High Yield Securities Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
E.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
Invesco V.I. High Yield Securities Fund

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1	—	Prices are determined using quoted prices in an active market for identical assets.

Level 2	—	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	—	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
             The following is a summary of the tiered valuation input levels, as of March 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$1,546,863	$219,953	$—	$1,766,816

Corporate Debt Securities	—	20,736,039	2,532	20,738,571

Foreign Corporate Debt Securities	—	3,889,142	—	3,889,142

	1,546,863	24,845,134	2,532	26,394,529

Foreign Currency Contracts*	—	(16,185)	—	(16,185)

Total Investments	$1,546,863	$24,828,949	$2,532	$26,378,344

*	Unrealized appreciation (depreciation)
Invesco V.I. High Yield Securities Fund

NOTE 3 — Derivative Investments
Open Foreign Currency Contracts

							Unrealized
Settlement			Contract to			Notional	Appreciation
Date	Counterparty		Deliver		Receive	Value	(Depreciation)

05/09/12	RBC Dain Rauscher	EUR	1,216,000	USD	1,608,948	$1,622,029	$(13,081)

05/17/12	Morgan Stanley	GBP	97,000	USD	152,000	155,104	(3,104)

Total open foreign currency contracts							$(16,185)

Closed Foreign Currency Contracts

Closed			Contract to			Notional	Realized
Date	Counterparty		Deliver		Receive	Value	Gain (Loss)

03/22/12	RBC Dain Rauscher	EUR	232,000	USD	306,565	$306,194	$371

03/27/12	RBC Dain Rauscher	EUR	69,000	USD	91,177	91,993	(816)

03/27/12	Morgan Stanley	GBP	92,000	USD	144,165	146,888	(2,723)

Total closed foreign currency contracts							$(3,168)

Total foreign currency contracts							$(19,353)

Currency Abbreviations:
EUR — Euro
GBP — British Pound Sterling
USD — U.S. Dollar
NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2012 was $3,383,154 and $4,254,771, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$1,097,197

Aggregate unrealized (depreciation) of investment securities	(8,006,500)

Net unrealized appreciation (depreciation) of investment securities	$(6,909,303)

Cost of investments for tax purposes is $33,303,832.
Invesco V.I. High Yield Securities Fund

Invesco V.I. International Growth Fund
Quarterly Schedule of Portfolio Holdings
March 31, 2012

invesco.com/us	VIIGR-QTR-1 03/12	Invesco Advisers, Inc.

Schedule of Investments
March 31, 2012
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—87.65%
Australia—5.62%
BHP Billiton Ltd.	460,671	$16,655,050

Brambles Ltd.	2,655,580	19,523,957

CSL Ltd.	529,999	19,696,933

WorleyParsons Ltd.	676,022	20,041,595

		75,917,535

Belgium—2.00%
Anheuser-Busch InBev N.V.	370,920	27,028,121

Brazil—2.10%
Banco Bradesco S.A. -ADR	1,206,947	21,121,572

Petroleo Brasileiro S.A. -ADR	280,344	7,165,593

		28,287,165

Canada—7.09%
Agrium Inc.	135,250	11,675,195

Canadian National Railway Co.	132,439	10,526,862

Canadian Natural Resources Ltd.	259,384	8,598,451

Cenovus Energy Inc.	328,192	11,813,991

CGI Group Inc. -Class A (a)	481,464	10,731,921

Fairfax Financial Holdings Ltd.	29,770	12,017,552

Potash Corp. of Saskatchewan Inc.	224,069	10,231,728

Suncor Energy, Inc.	614,739	20,088,583

		95,684,283

China—1.12%
Industrial & Commercial Bank of China Ltd. -Class H	23,439,000	15,157,700

Denmark—1.31%
Novo Nordisk A.S. -Class B	127,192	17,640,332

France—6.94%
BNP Paribas S.A.	224,079	10,631,737

Cap Gemini S.A.	265,453	11,881,403

Cie Generale des Etablissements Michelin	107,178	7,980,524

Danone S.A.	231,865	16,173,166

Eutelsat Communications S.A.	201,668	7,455,699

L’Oreal S.A.	71,601	8,832,264

Publicis Groupe S.A.	262,521	14,472,386

Schneider Electric S.A.	129,511	8,461,985

Total S.A.	153,922	7,850,128

		93,739,292

Germany—4.26%
Adidas AG	258,255	20,163,207

Fresenius Medical Care AG & Co. KGaA	205,624	14,564,642

SAP AG	327,072	22,840,266

		57,568,115

Hong Kong—2.10%
China Mobile Ltd.	1,353,000	14,887,948

Hutchison Whampoa Ltd.	1,345,000	13,440,301

		28,328,249

Israel—1.69%
Teva Pharmaceutical Industries Ltd. -ADR	505,273	22,767,601

Japan—8.85%
Canon Inc.	461,700	22,010,800

Denso Corp.	469,700	15,872,940

Fanuc Corp.	70,400	12,649,815

Keyence Corp.	59,180	14,026,965

Komatsu Ltd.	295,237	8,454,186

Nidec Corp.	115,695	10,559,258

Toyota Motor Corp.	371,800	16,185,056

Yamada Denki Co., Ltd.	314,090	19,726,023

		119,485,043

Mexico—3.10%
America Movil S.A.B de C.V. -Series L -ADR	643,390	15,975,374

Fomento Economico Mexicano, S.A.B. de C.V. -ADR	181,639	14,943,440

Grupo Televisa S.A.B. -ADR	518,008	10,919,609

		41,838,423

Netherlands—2.22%
Koninklijke Ahold N.V.	725,390	10,051,833

Unilever N.V.	464,523	15,807,418

VimpelCom Ltd. -ADR	371,476	4,145,672

		30,004,923

Russia—0.69%
Gazprom OAO -ADR	762,851	9,329,044

Singapore—2.49%
Keppel Corp. Ltd.	2,106,661	18,415,689

United Overseas Bank Ltd.	1,041,000	15,218,687

		33,634,376

South Korea—2.40%
Hyundai Mobis	54,888	13,996,158

NHN Corp.	80,513	18,474,433

		32,470,591

Spain—0.90%
Amadeus IT Holding S.A. - Class A	643,906	12,151,701

Sweden—2.83%
Kinnevik Investment A.B. -Class B	293,137	6,824,790

Swedbank A.B. -Class A	796,170	12,394,404

Telefonaktiebolaget LM Ericsson -Class B	1,039,389	10,769,364

Volvo A.B. -Class B	561,331	8,179,007

		38,167,565

See accompanying notes which are an integral part of this schedule.
Invesco V.I. International Growth Fund

	Shares	Value

Switzerland—7.49%
ABB Ltd. (a)	629,725	$12,937,837

Julius Baer Group Ltd. (a)	317,905	12,834,543

Nestle S.A.	324,110	20,396,020

Novartis AG	348,886	19,311,261

Roche Holding AG	93,211	16,223,630

Syngenta AG	56,508	19,461,134

		101,164,425

Taiwan—1.36%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	1,199,894	18,334,380

Turkey—0.68%
Akbank T.A.S.	2,322,214	9,135,283

United Kingdom—20.41%
BG Group PLC	953,736	22,126,794

British American Tobacco PLC	404,437	20,425,625

British Sky Broadcasting Group PLC	990,756	10,713,338

Centrica PLC	2,354,885	11,932,680

Compass Group PLC	2,829,355	29,666,857

GlaxoSmithKline PLC	425,405	9,502,873

Imperial Tobacco Group PLC	657,354	26,655,613

Informa PLC	1,693,384	11,974,465

International Power PLC	1,591,566	10,310,769

Kingfisher PLC	3,558,907	17,459,902

Next PLC	354,460	16,913,437

Reed Elsevier PLC	2,734,481	24,229,778

Royal Dutch Shell PLC -Class B	472,736	16,656,017

Shire PLC	261,760	8,333,272

Smith & Nephew PLC	1,130,718	11,469,871

Tesco PLC	995,990	5,257,513

Vodafone Group PLC	2,391,704	6,604,215

WPP PLC	1,123,093	15,351,089

		275,584,108

Total Common Stocks & Other Equity Interests (Cost $870,031,457)		1,183,418,255

Preferred Stocks—1.02%
Germany—1.02%
Volkswagen AG -1.60% Pfd. (Cost $14,325,900)	77,804	13,695,031

Money Market Funds—10.50%
Liquid Assets Portfolio — Institutional Class (b)	70,895,073	70,895,073

Premier Portfolio — Institutional Class (b)	70,895,073	70,895,073

Total Money Market Funds (Cost $141,790,146)		141,790,146

TOTAL INVESTMENTS—99.17% (Cost $1,026,147,503)		1,338,903,432

OTHER ASSETS LESS LIABILITIES—0.83%		11,264,567

NET ASSETS—100.00%		$1,350,167,999

Investment Abbreviations:

ADR	— American Depositary Receipt

Pfd.	— Preferred
Notes to Schedule of Investments:

(a)	Non-income producing security.

(b)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. International Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2012
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco V.I. International Growth Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
E.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
Invesco V.I. International Growth Fund

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1	—	Prices are determined using quoted prices in an active market for identical assets.
Level 2	—	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	—	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
       The following is a summary of the tiered valuation input levels, as of March 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
               During the three months ended March 31, 2012, there were transfers from Level 1 to Level 2 of $285,821,993 and from Level 2 to Level 1 of $255,949,122, due to foreign value adjustments

	Level 1	Level 2	Level 3	Total
Australia	$59,262,485	$16,655,050	$—	$75,917,535

Belgium		27,028,121		27,028,121

Brazil	28,287,165	—	—	28,287,165

Canada	95,684,283	—	—	95,684,283

China	—	15,157,700	—	15,157,700

Denmark	—	17,640,332	—	17,640,332

France	93,739,292	—	—	93,739,292

Germany	43,003,473	28,259,673	—	71,263,146

Hong Kong	28,328,249	—	—	28,328,249

Israel	22,767,601	—	—	22,767,601

Japan	—	119,485,043	—	119,485,043

Mexico	41,838,423	—	—	41,838,423

Netherlands	30,004,923	—	—	30,004,923

Russia	—	9,329,044	—	9,329,044

Singapore	18,415,689	15,218,687	—	33,634,376

South Korea	18,474,433	13,996,158	—	32,470,591

Spain	12,151,701	—	—	12,151,701

Sweden	18,948,371	19,219,194	—	38,167,565

Switzerland	68,765,454	32,398,971	—	101,164,425

Taiwan	18,334,380	—	—	18,334,380

Turkey	—	9,135,283	—	9,135,283

United Kingdom	141,831,391	133,752,717		275,584,108

United States	141,790,146	—	—	141,790,146

	$881,627,459	$457,275,973	$—	$1,338,903,432

Invesco V.I. International Growth Fund

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2012 was $94,312,723 and $70,199,367, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$303,420,514

Aggregate unrealized (depreciation) of investment securities	(12,804,608)

Net unrealized appreciation of investment securities	$290,615,906

Cost of investments for tax purposes is $1,048,287,526.
Invesco V.I. International Growth Fund

Invesco V.I. Leisure Fund
Quarterly Schedule of Portfolio Holdings
March 31, 2012

invesco.com/us	I-VILEI-QTR-1 03/12	Invesco Advisers, Inc.

Schedule of Investments(a)
March 31, 2012
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—99.30%
Advertising—4.14%
Interpublic Group of Cos., Inc. (The)	58,763	$670,486

National CineMedia, Inc.	10,089	154,362

		824,848

Apparel Retail—3.70%
bebe stores, inc.	24,554	226,633

Express, Inc. (b)	10,276	256,695

Foot Locker, Inc.	4,697	145,842

TJX Cos., Inc. (The)	2,686	106,661

		735,831

Apparel, Accessories & Luxury Goods—5.26%
Michael Kors Holdings Ltd. (b)	10,714	499,165

Prada S.p.A. (Italy) (c)	34,100	221,754

Prada S.p.A. (Italy)	14,400	93,644

Under Armour, Inc. -Class A (b)	2,470	232,180

		1,046,743

Auto Parts & Equipment—1.74%
Johnson Controls, Inc.	10,664	346,367

Automobile Manufacturers—3.50%
Ford Motor Co.	22,809	284,884

Honda Motor Co., Ltd. (Japan)	5,293	203,411

Tesla Motors, Inc. (b)(d)	5,600	208,544

		696,839

Automotive Retail—2.05%
AutoZone, Inc. (b)	533	198,169

Group 1 Automotive, Inc.	3,752	210,750

		408,919

Broadcasting—4.58%
CBS Corp. -Class B	17,785	603,089

Scripps Networks Interactive -Class A	6,349	309,133

		912,222

Cable & Satellite—10.40%
Comcast Corp. -Class A	31,130	934,211

DIRECTV -Class A (b)	16,565	817,317

DISH Network Corp. -Class A	4,764	156,879

Sirius XM Radio Inc. (b)	69,456	160,443

		2,068,850

Casinos & Gaming—3.95%
Las Vegas Sands Corp.	6,264	360,618

Penn National Gaming, Inc. (b)	9,903	425,631

		786,249

Computer Hardware—4.82%
Apple Inc. (b)	1,601	959,751

Department Stores—3.75%
Macy’s, Inc.	15,228	605,008

Nordstrom, Inc.	2,533	141,139

		746,147

Distributors—1.14%
Pool Corp.	6,037	225,905

Footwear—3.66%
NIKE, Inc. -Class B	6,717	728,391

General Merchandise Stores—0.53%
Dollar Tree, Inc. (b)	1,111	104,978

Home Entertainment Software—1.08%
Electronic Arts Inc. (b)	13,004	214,306

Home Improvement Retail—5.66%
Home Depot, Inc. (The)	16,096	809,790

Lowe’s Cos., Inc.	10,087	316,530

		1,126,320

Homebuilding—1.77%
D.R. Horton, Inc.	9,966	151,184

PulteGroup Inc. (b)	22,651	200,462

		351,646

Homefurnishing Retail—3.36%
Bed Bath & Beyond Inc. (b)	4,464	293,597

Mattress Firm Holding Corp. (b)	9,913	375,703

		669,300

Hotels, Resorts & Cruise Lines—3.09%
Hyatt Hotels Corp. -Class A (b)	5,956	254,440

Marriott International Inc. -Class A	4,484	169,720

Starwood Hotels & Resorts Worldwide, Inc.	3,388	191,117

		615,277

Housewares & Specialties—0.89%
Jarden Corp.	4,383	176,328

Hypermarkets & Super Centers—0.74%
Costco Wholesale Corp.	1,630	148,004

Internet Retail—3.18%
Amazon.com, Inc. (b)	2,618	530,171

Priceline.com Inc. (b)	143	102,603

		632,774

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Leisure Fund

	Shares	Value

Internet Software & Services—3.69%
Baidu, Inc. -ADR (China)(b)	1,391	$202,766

eBay Inc. (b)	2,684	99,013

Google Inc. -Class A (b)	421	269,962

Millennial Media Inc. (b)	4,113	96,655

Yandex NV -Class A (Netherlands)(b)	2,476	66,530

		734,926

Motorcycle Manufacturers—1.73%
Harley-Davidson, Inc.	7,005	343,805

Movies & Entertainment—9.74%
News Corp. -Class A	12,771	251,461

Time Warner Inc.	10,065	379,954

Viacom Inc. -Class A	6,785	352,616

Viacom Inc. -Class B	4,329	205,454

Walt Disney Co. (The)	17,123	749,645

		1,939,130

Packaged Foods & Meats—1.20%
Annie’s, Inc. (b)	1,216	42,365

Diamond Foods, Inc. (d)	8,642	197,211

		239,576

Restaurants—7.39%
Chipotle Mexican Grill, Inc. (b)	1,271	531,278

Domino’s Pizza, Inc.	5,732	208,072

Starbucks Corp.	13,091	731,656

		1,471,006

Soft Drinks—0.94%
Monster Beverage Corp. (b)	3,020	187,512

Systems Software—1.62%
Rovi Corp. (b)	9,885	321,757

Total Common Stocks & Other Equity Interests (Cost $14,336,428)		19,763,707

Money Market Funds—1.07%
Liquid Assets Portfolio — Institutional Class (e)	106,294	106,294

Premier Portfolio — Institutional Class (e)	106,293	106,293

Total Money Market Funds (Cost $212,587)		212,587

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)—100.37% (Cost $14,549,015)		19,976,294

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds—1.39%
Liquid Assets Portfolio - Institutional Class (Cost $276,580)(e)(f)	276,580	276,580

TOTAL INVESTMENTS—101.76% (Cost $14,825,595)		20,252,874

OTHER ASSETS LESS LIABILITIES—(1.76)%		(350,340)

NET ASSETS—100.00%		$19,902,534

Investment Abbreviations:
ADR	— American Depositary Receipt
Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at March 31, 2012 represented 1.11% of the Fund’s Net Assets.

(d)	All or a portion of this security was out on loan at March 31, 2012.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser.

(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Leisure Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2012
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco V.I. Leisure Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.

E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized
Invesco V.I. Leisure Fund

E.	Foreign Currency Translations — (continued)
foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
F.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

G.	Other Risks — The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.
     The leisure sector depends on consumer discretionary spending, which generally falls during economic downturns. Securities of gambling casinos are often subject to high price volatility and are considered speculative. Securities of companies that make video and electronic games may be affected by the games’ risk of rapid obsolescence.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1	—	Prices are determined using quoted prices in an active market for identical assets.

Level 2	—	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	—	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of March 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$20,049,463	$203,411	$—	$20,252,874

Invesco V.I. Leisure Fund

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2012 was $2,163,689 and $2,739,254, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$5,739,797

Aggregate unrealized (depreciation) of investment securities	(314,460)

Net unrealized appreciation of investment securities	$5,425,337

Cost of investments for tax purposes is $14,827,537.
NOTE 4 — Subsequent Event
The Board of Trustees of Invesco V.I. Leisure Fund (the “Fund”) unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would transfer all of its assets and liabilities to Invesco Van Kampen V.I. Capital Growth Fund (the “Acquiring Fund”).
          The Agreement was approved of the Fund’s shareholders on April 2, 2012 and the reorganization was consummated on April 30, 2012. Upon closing of the reorganization, shareholders of the Fund received a corresponding class of shares of the Acquiring Fund in exchange for their shares of the Fund and the Fund liquidated and ceased operations.
Invesco V.I. Leisure Fund

Invesco V.I. Mid Cap Core Equity Fund
Quarterly Schedule of Portfolio Holdings
March 31, 2012

invesco.com/us	VIMCCE-QTR-1 03/12	Invesco Advisers, Inc.

\

Schedule of Investments(a)
March 31, 2012
(Unaudited)

	Shares	Value

Common Stocks—77.53%
Aerospace & Defense—2.60%
Alliant Techsystems Inc.	46,275	$2,319,303

Exelis Inc.	440,517	5,515,273

Moog Inc. -Class A (b)	78,143	3,351,553

		11,186,129

Apparel Retail—1.23%
Citi Trends Inc. (b)	145,654	1,669,195

Guess?, Inc.	115,272	3,602,250

		5,271,445

Application Software—2.29%
Adobe Systems Inc. (b)	287,100	9,850,401

Asset Management & Custody Banks—2.23%
Legg Mason, Inc.	134,402	3,753,848

Northern Trust Corp.	122,726	5,823,349

		9,577,197

Auto Parts & Equipment—1.36%
Tenneco Inc. (b)	157,253	5,841,949

Brewers—2.31%
Boston Beer Company, Inc. (The) -Class A (b)	13,927	1,487,265

Molson Coors Brewing Co. -Class B	186,305	8,430,301

		9,917,566

Communications Equipment—2.96%
Juniper Networks, Inc. (b)	132,318	3,027,436

Motorola Mobility Holdings Inc. (b)	103,804	4,073,269

Research In Motion Ltd. (Canada)(b)	214,148	3,150,117

Tellabs, Inc.	605,607	2,452,708

		12,703,530

Computer & Electronics Retail—0.85%
GameStop Corp. -Class A	167,935	3,667,700

Computer Storage & Peripherals—0.80%
NetApp, Inc. (b)	76,525	3,426,024

Construction & Engineering—1.69%
Chicago Bridge & Iron Co. N.V. -New York Shares (Netherlands)	81,227	3,508,194

Foster Wheeler AG (Switzerland)(b)	165,578	3,768,555

		7,276,749

Construction & Farm Machinery & Heavy Trucks—1.21%
Terex Corp. (b)	231,011	5,197,748

Construction Materials—0.86%
CRH PLC (Ireland)	180,903	3,700,439

Consumer Electronics—0.26%
Garmin Ltd. (Switzerland)(b)	24,138	1,133,279

Data Processing & Outsourced Services—0.75%
Western Union Co. (The)	183,683	3,232,821

Department Stores—0.95%
Macy’s, Inc.	102,164	4,058,976

Diversified Chemicals—0.90%
Huntsman Corp.	277,180	3,883,292

Electric Utilities—0.47%
Edison International	47,596	2,023,306

Electronic Components—2.19%
Amphenol Corp. -Class A	91,232	5,452,937

Dolby Laboratories Inc. -Class A (b)	103,739	3,948,306

		9,401,243

Electronic Equipment & Instruments—0.50%
Checkpoint Systems, Inc. (b)	188,594	2,127,340

Electronic Manufacturing Services—0.84%
Molex Inc.	128,999	3,627,452

Environmental & Facilities Services—1.17%
Republic Services, Inc.	165,020	5,043,011

Food Retail—0.60%
Safeway Inc.	127,620	2,579,200

General Merchandise Stores—0.78%
Family Dollar Stores, Inc.	53,180	3,365,230

Gold—0.47%
Agnico-Eagle Mines Ltd. (Canada)	60,259	2,011,445

Health Care Equipment—3.09%
Boston Scientific Corp. (b)	512,227	3,063,117

Hologic, Inc. (b)	398,795	8,594,032

Olympus Corp. (Japan)	97,900	1,601,119

		13,258,268

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Mid Cap Core Equity Fund

	Shares	Value

Health Care Facilities—1.23%
Rhoen-Klinikum AG (Germany)	110,662	$2,221,966

VCA Antech, Inc. (b)	131,480	3,051,651

		5,273,617

Health Care Services—2.35%
DaVita, Inc. (b)	28,511	2,570,837

Laboratory Corp. of America Holdings (b)	36,264	3,319,606

Quest Diagnostics Inc.	68,385	4,181,743

		10,072,186

Homebuilding—0.47%
D.R. Horton, Inc.	132,409	2,008,645

Industrial Machinery—3.61%
IDEX Corp.	7,928	334,007

Ingersoll-Rand PLC (Ireland)	123,781	5,118,344

ITT Corp.	89,047	2,042,738

SPX Corp.	57,757	4,477,900

Xylem, Inc.	127,752	3,545,118

		15,518,107

Insurance Brokers—1.11%
Marsh & McLennan Cos., Inc.	145,297	4,764,289

Investment Banking & Brokerage—0.84%
Charles Schwab Corp. (The)	250,884	3,605,203

Leisure Products—0.42%
Hasbro, Inc.	48,704	1,788,411

Life & Health Insurance—1.19%
Torchmark Corp.	102,154	5,092,377

Life Sciences Tools & Services—2.10%
Agilent Technologies, Inc.	130,886	5,825,736

Life Technologies Corp. (b)	64,990	3,172,812

		8,998,548

Managed Health Care—1.42%
Aetna Inc.	121,644	6,101,663

Marine—0.85%
Kirby Corp. (b)	55,181	3,630,358

Multi-Sector Holdings—0.38%
PICO Holdings, Inc. (b)	69,441	1,628,391

Office Services & Supplies—0.97%
Pitney Bowes Inc.	236,167	4,151,816

Oil & Gas Drilling—0.89%
Transocean Ltd.	69,487	3,800,939

Oil & Gas Equipment & Services—4.26%
Cameron International Corp. (b)	96,214	5,082,986

CARBO Ceramics Inc.	32,148	3,390,006

ShawCor Ltd. —Class A (Canada)	67,558	2,127,064

Weatherford International Ltd. (b)	509,144	7,682,983

		18,283,039

Oil & Gas Exploration & Production—1.60%
Newfield Exploration Co. (b)	95,032	3,295,710

Southwestern Energy Co. (b)	116,510	3,565,206

		6,860,916

Oil & Gas Refining & Marketing—0.53%
Valero Energy Corp.	88,288	2,275,182

Packaged Foods & Meats—1.98%
J M Smucker Co. (The)	51,757	4,210,949

McCormick & Co., Inc.	78,927	4,295,997

		8,506,946

Personal Products—0.62%
Avon Products, Inc.	138,269	2,676,888

Pharmaceuticals—1.11%
Hospira, Inc. (b)	49,112	1,836,298

Warner Chilcott PLC -Class A (Ireland)(b)	175,587	2,951,617

		4,787,915

Property & Casualty Insurance—1.34%
Progressive Corp. (The)	247,514	5,737,375

Restaurants—1.04%
Darden Restaurants, Inc.	87,582	4,480,695

Semiconductors—3.54%
Linear Technology Corp.	247,183	8,330,067

Microchip Technology Inc.	75,218	2,798,110

Xilinx, Inc.	111,817	4,073,493

		15,201,670

Soft Drinks—0.99%
Dr. Pepper Snapple Group, Inc.	106,183	4,269,618

Specialized Finance—0.83%
Moody’s Corp.	85,062	3,581,110

Specialty Chemicals—2.54%
International Flavors & Fragrances Inc.	89,648	5,253,373

Sigma-Aldrich Corp.	77,547	5,665,584

		10,918,957

Steel—0.36%
Allegheny Technologies, Inc.	37,974	1,563,390

Systems Software—4.08%
CA, Inc.	211,026	5,815,877

Symantec Corp. (b)	625,889	11,704,124

		17,520,001

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Mid Cap Core Equity Fund

	Shares	Value

Thrifts & Mortgage Finance—1.10%
People’s United Financial Inc.	357,059	$4,727,461

Trucking—0.42%
Con-way Inc.	54,718	1,784,354

Total Common Stocks (Cost $274,853,124)		332,971,807

Money Market Funds—21.67%
Liquid Assets Portfolio — Institutional Class (c)	46,525,794	46,525,794

Premier Portfolio — Institutional Class (c)	46,525,793	46,525,793

Total Money Market Funds (Cost $93,051,587)		93,051,587

TOTAL INVESTMENTS—99.20% (Cost $367,904,711)		426,023,394

OTHER ASSETS LESS LIABILITIES—0.80%		3,450,796

NET ASSETS—100.00%		$429,474,190

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Mid Cap Core Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2012
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco V.I. Mid Cap Core Equity Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
E.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
Invesco V.I. Mid Cap Core Equity Fund

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1	—	Prices are determined using quoted prices in an active market for identical assets.

Level 2	—	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	—	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
            The following is a summary of the tiered valuation input levels, as of March 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$422,322,955	$3,700,439	$—	$426,023,394

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2012 was $51,093,702 and $77,073,581, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$64,447,797

Aggregate unrealized (depreciation) of investment securities	(8,968,793)

Net unrealized appreciation of investment securities	$55,479,004

Cost of investments for tax purposes is $370,544,390.
Invesco V.I. Mid Cap Core Equity Fund

Invesco V.I. Money Market Fund
Quarterly Schedule of Portfolio Holdings
March 31, 2012

invesco.com/us	VIMKT-QTR-1 03/12	Invesco Advisers, Inc.

Schedule of Investments
March 31, 2012
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Commercial Paper—65.44%(a)
Asset-Backed Securities — Consumer Receivables—9.32%
Old Line Funding, LLC (b)	0.18%	06/05/12	$5,000	$4,998,375

Old Line Funding, LLC (b)	0.24%	07/31/12	5,121	5,116,869

Salisbury Receivables Co. LLC (b)	0.19%	04/04/12	5,000	4,999,921

Salisbury Receivables Co. LLC (b)	0.19%	04/09/12	5,000	4,999,789

Sheffield Receivables Corp. (b)	0.24%	05/21/12	7,000	6,997,666

				27,112,620

Asset-Backed Securities — Fully Supported—4.12%
Straight-A Funding LLC- Series 1 (CEP-Federal Financing Bank) (b)	0.18%	05/18/12	12,000	11,997,180

Asset-Backed Securities — Fully Supported Bank—4.47%
Gotham Funding Corp. (CEP-Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)) (b)(c)	0.21%	05/04/12	5,000	4,999,037

Liberty Street Funding LLC (CEP-Bank of Nova Scotia) (b)(c)	0.14%	04/09/12	5,000	4,999,844

Surrey Funding Corp. (CEP-Barclays Bank PLC) (b)(c)	0.25%	05/22/12	3,000	2,998,938

				12,997,819

Asset-Backed Securities — Multi-Purpose—9.36%
Chariot Funding, LLC/Ltd. (b)	0.15%	05/03/12	2,500	2,499,667

Chariot Funding, LLC/Ltd. (b)	0.23%	06/14/12	10,093	10,088,228

Nieuw Amsterdram Receivables Corp. (b)(c)	0.25%	05/02/12	7,571	7,569,370

Regency Markets No. 1, LLC (b)(c)	0.19%	04/04/12	7,086	7,085,888

				27,243,153

Asset-Backed Securities — Securities—1.72%
Solitaire Funding Ltd./LLC (b)(c)	0.26%	04/10/12	5,000	4,999,675

Asset-Backed Securities — Trade Receivables—1.57%
Market Street Funding LLC (b)	0.25%	04/02/12	4,571	4,570,968

Diversified Banks—10.65%
DBS Bank Ltd. (b)(c)	0.37%	04/27/12	5,000	4,998,664

ING (US) Funding LLC (c)	0.20%	04/23/12	5,000	4,999,389

JPMorgan Chase & Co.	0.30%	09/07/12	10,000	9,986,750

Sumitomo Mitsui Banking Corp. (b)(c)	0.38%	05/01/12	4,000	3,998,733

Sumitomo Mitsui Banking Corp. (b)(c)	0.39%	04/20/12	7,000	6,998,559

				30,982,095

Integrated Oil & Gas—3.78%
Total Capital Canada Ltd. (b)(c)	0.14%	06/08/12	6,000	5,998,413

Total Capital Canada Ltd. (b)(c)	0.15%	06/18/12	5,000	4,998,375

				10,996,788

Life & Health Insurance—2.37%
MetLife Short Term Funding LLC (b)	0.12%	04/05/12	6,895	6,894,908

Other Diversified Financial Services—1.03%
General Electric Capital Corp.	0.28%	08/02/12	3,000	2,997,130

Pharmaceuticals—2.97%
Johnson & Johnson Corp. (b)	0.06%	04/24/12	8,661	8,660,668

Regional Banks—9.62%
Commonwealth Bank of Australia (b)(c)	0.19%	06/05/12	10,000	9,996,569

Commonwealth Bank of Australia (b)(c)	0.20%	06/05/12	3,000	2,998,917

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Money Market Fund

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Regional Banks—(continued)
HSBC USA Inc. (c)	0.24%	05/21/12	$10,000	$9,996,667

Mitsubishi UFJ Trust & Banking Corp. (b)(c)	0.37%	06/01/12	5,000	4,996,865

				27,989,018

Specialized Finance—4.46%
Oversea-Chinese Banking Corp. Ltd. (c)	0.19%	06/01/12	5,000	4,998,392

Oversea-Chinese Banking Corp. Ltd. (c)	0.31%	06/14/12	8,000	7,994,902

				12,993,294

Total Commercial Paper (Cost $190,435,316)				190,435,316

Variable Rate Demand Notes—9.45%(d)
Credit Enhanced—9.45%
Atlanticare Health Services, Inc.; Series 2003, VRD Taxable Bonds (LOC-Wells Fargo Bank, N.A.) (e)	0.19%	10/01/33	4,740	4,740,000

Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC-JPMorgan Chase Bank, N.A.) (e)	0.20%	12/01/28	4,800	4,800,000

Collier (County of), Florida Industrial Development Authority (Allete, Inc.); Series 2006, Ref. VRD IDR (LOC-Wells Fargo Bank, N.A.) (e)	0.25%	10/01/25	1,000	1,000,000

Connecticut (State of) Development Authority (Northeast Foods, Inc.); Series 1998, VRD IDR (LOC-Bank of America, N.A.) (b)(e)	0.52%	06/01/13	725	725,000

Hamilton (County of), Ohio (Children’s Hospital Medical Center); Series 1997 A, VRD Hospital Facilities RB (LOC-PNC Bank, N.A.) (e)	0.19%	05/15/17	600	600,000

M3 Realty, LLC; Series 2007, VRD RN (LOC-General Electric Capital Corp.) (b)(e)	0.30%	01/01/33	2,200	2,200,000

Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC-TD Bank, N.A.) (e)	0.20%	03/01/39	3,300	3,300,000

Massachusetts (State of) Development Finance Agency (Salema Family Limited Partnership); Series 1999 A, VRD IDR (LOC-Bank of America, N.A.) (e)	0.64%	12/01/20	655	655,000

Massachusetts (State of) Housing Finance Agency; Series 2009 B, VRD Taxable RB (LOC-Bank of America, N.A.) (e)	0.27%	01/01/44	4,800	4,800,000

Nashville (City of) & Davidson (County of), Tennessee Metropolitan Government Industrial Development Board (L & S, LLC); Series 2001, VRD IDR (LOC-JPMorgan Chase Bank, N.A.) (e)	0.19%	03/01/26	375	375,000

Ogden (City of), Utah Redevelopment Agency; Series 2009 B-1, Ref. VRD Taxable RB (LOC-Wells Fargo Bank, N.A.) (e)	0.19%	12/01/27	2,530	2,530,000

Rock Island (County of), Illinois Metropolitan Airport Authority (Quad City International Airport Air Freight); Series 1998 A, VRD Priority RB (LOC-U.S. Bank, N.A.) (e)	0.33%	12/01/18	390	390,000

St. Jean Industries, Inc.; Series 2006, VRD Taxable Notes (LOC-General Electric Capital Corp.) (b)(e)	0.27%	10/01/21	1,000	1,000,000

St. Paul (City of), Minnesota Port Authority; Series 2009-10 CC, VRD District Cooling RB (LOC-Deutsche Bank AG) (c)(e)	0.19%	03/01/29	400	400,000

Total Variable Rate Demand Notes (Cost $27,515,000)				27,515,000

Certificates of Deposit—3.43%
Bank of Nova Scotia (f)	0.36%	08/21/12	5,000	5,000,000

Toronto-Dominio Bank	0.16%	04/17/12	5,000	5,000,000

Total Certificates of Deposit (Cost $10,000,000)				10,000,000

Bank Notes—1.55%
Toyota Motor Credit Corp. Sr. Unsec. Floating Rate MTN (f) (Cost $4,500,000)	0.86%	01/15/13	4,500	4,500,000

TOTAL INVESTMENTS (excluding Repurchase Agreements)—79.87% (Cost $232,450,316)				232,450,316

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Money Market Fund

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

Repurchase Agreements—17.98%(g)
Credit Suisse Securities (USA) LLC, Joint open agreement dated 02/23/12, (collateralized by Mortgage-Backed securities valued at $525,001,867; 0%-7.50%, 11/15/18-12/20/54) (c)(h)	0.35%	—	$—	$5,000,000

Wells Fargo Securities, LLC, Joint agreement dated 03/30/12, aggregate maturing value of $500,006,667 (collateralized by U.S. Government sponsored agency obligations valued at $510,000,001; 2.63%-6.50%, 02/01/20-04/01/42)	0.16%	04/02/12	33,310,763	33,310,319

Wells Fargo Securities, LLC, Joint agreement dated 03/30/12, aggregate maturing value of $750,012,500 (collateralized by Corporate obligations valued at $787,500,000; 0%-10.40%, 04/03/12-12/10/49)	0.20%	04/02/12	14,000,233	14,000,000

Total Repurchase Agreements (Cost $52,310,319)				52,310,319

TOTAL INVESTMENTS(i)(j)—97.85% (Cost $284,760,635)				284,760,635

OTHER ASSETS LESS LIABILITIES—2.15%				6,251,339

NET ASSETS—100.00%				$291,011,974

Investment Abbreviations:

CEP	— Credit Enhancement Provider
IDR	— Industrial Development Revenue Bonds
LOC	— Letter of Credit
MTN	— Medium-Term Notes
RB	— Revenue Bonds
Ref.	— Refunding
RN	— Revenue Notes
Sr.	— Senior
Unsec.	— Unsecured
VRD	— Variable Rate Demand
Notes to Schedule of Investments:

(a)	Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2012 was $153,387,086, which represented 52.71% of the Trust’s Net Assets.

(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: United Kingdom: 8.6%; Japan: 7.2%; Singapore: 6.2%; other countries less than 5% each: 16.1%.

(d)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on March 31, 2012.

(e)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.

(f)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on March 31, 2012.

(g)	Principal amount equals value at period end. See Note 1D.

(h)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.

(i)	Also represents cost for federal income tax purposes.

(j)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy the issuer’s obligations. No concentration of any single entity was greater than 5% each.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Money Market Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2012
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.
     Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Repurchase Agreements — The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are securities consistent with the Fund’s investment objectives and may consist of U.S. Government Securities, U.S. Government Sponsored Agency Securities and/or, Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.
Invesco V.I. Money Market Fund

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of March 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Short-Term Investments	$—	$284,760,635	$—	$284,760,635

Invesco V.I. Money Market Fund

Invesco V.I. S&P 500 Index Fund
Quarterly Schedule of Portfolio Holdings
March 31, 2012

invesco.com/us	MS-VISPI-QTR-1 03/12	Invesco Advisers, Inc.

Schedule of Investments(a)
March 31, 2012
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—98.84%
Advertising—0.15%
Interpublic Group of Cos., Inc. (The)	3,733	$42,594

Omnicom Group Inc.	2,299	116,444

		159,038

Aerospace & Defense—2.53%
Boeing Co. (The)	6,240	464,069

General Dynamics Corp.	2,986	219,113

Goodrich Corp.	1,052	131,963

Honeywell International Inc.	6,488	396,092

L-3 Communications Holdings, Inc.	831	58,810

Lockheed Martin Corp.	2,230	200,388

Northrop Grumman Corp.	2,113	129,062

Precision Castparts Corp.	1,214	209,900

Raytheon Co.	2,844	150,106

Rockwell Collins, Inc.	1,260	72,526

Textron Inc.	2,356	65,567

United Technologies Corp.	7,617	631,754

		2,729,350

Agricultural Products—0.16%
Archer-Daniels-Midland Co.	5,568	176,283

Air Freight & Logistics—0.99%
C.H. Robinson Worldwide, Inc.	1,367	89,525

Expeditors International of Washington, Inc.	1,766	82,137

FedEx Corp.	2,643	243,050

United Parcel Service, Inc. -Class B	8,024	647,697

		1,062,409

Airlines—0.05%
Southwest Airlines Co.	6,490	53,478

Aluminum—0.08%
Alcoa Inc.	8,873	88,907

Apparel Retail—0.55%
Abercrombie & Fitch Co. -Class A	730	36,215

Gap, Inc. (The)	2,777	72,591

Limited Brands, Inc.	2,049	98,352

Ross Stores, Inc.	1,926	111,901

TJX Cos., Inc. (The)	6,288	249,696

Urban Outfitters, Inc. (b)	963	28,033

		596,788

Apparel, Accessories & Luxury Goods—0.36%
Coach, Inc.	2,407	186,013

Ralph Lauren Corp.	536	93,441

VF Corp.	725	105,835

		385,289

Application Software—0.62%
Adobe Systems Inc. (b)	4,132	141,769

Autodesk, Inc. (b)	1,890	79,985

Citrix Systems, Inc. (b)	1,554	122,626

Intuit Inc.	2,477	148,942

Salesforce.com, Inc. (b)	1,132	174,905

		668,227

Asset Management & Custody Banks—1.15%
Ameriprise Financial, Inc.	1,856	106,033

Bank of New York Mellon Corp. (The)	10,109	243,930

BlackRock, Inc.	839	171,911

Federated Investors, Inc. -Class B	759	17,009

Franklin Resources, Inc.	1,192	147,844

Invesco Ltd. (c)	3,759	100,253

Legg Mason, Inc.	1,036	28,935

Northern Trust Corp.	2,008	95,280

State Street Corp.	4,100	186,550

T. Rowe Price Group Inc.	2,105	137,457

		1,235,202

Auto Parts & Equipment—0.24%
BorgWarner, Inc. (b)	913	77,002

Johnson Controls, Inc.	5,672	184,227

		261,229

Automobile Manufacturers—0.37%
Ford Motor Co.	31,811	397,319

Automotive Retail—0.24%
AutoNation, Inc. (b)	404	13,861

AutoZone, Inc. (b)	228	84,770

CarMax, Inc. (b)	1,890	65,489

O’Reilly Automotive, Inc. (b)	1,069	97,653

		261,773

Biotechnology—1.20%
Amgen Inc.	6,613	449,618

Biogen Idec Inc. (b)	1,997	251,562

Celgene Corp. (b)	3,672	284,653

See accompanying notes which are an integral part of this schedule.
Invesco V.I. S&P 500 Index Fund

	Shares	Value

Biotechnology—(continued)
Gilead Sciences, Inc. (b)	6,337	$309,563

		1,295,396

Brewers—0.06%
Molson Coors Brewing Co. -Class B	1,338	60,544

Broadcasting—0.31%
CBS Corp. -Class B	5,455	184,979

Discovery Communications, Inc. -Class A (b)	2,162	109,397

Scripps Networks Interactive -Class A	809	39,390

		333,766

Building Products—0.04%
Masco Corp.	2,972	39,736

Cable & Satellite—1.11%
Cablevision Systems Corp. -Class A	1,840	27,011

Comcast Corp. -Class A	22,568	677,266

DIRECTV -Class A (b)	5,659	279,215

Time Warner Cable Inc.	2,628	214,182

		1,197,674

Casinos & Gaming—0.12%
International Game Technology	2,534	42,546

Wynn Resorts Ltd.	661	82,546

		125,092

Coal & Consumable Fuels—0.15%
Alpha Natural Resources, Inc. (b)	1,863	28,336

CONSOL Energy Inc.	1,890	64,449

Peabody Energy Corp.	2,257	65,363

		158,148

Commercial Printing—0.02%
R. R. Donnelley & Sons Co.	1,460	18,089

Communications Equipment—2.21%
Cisco Systems, Inc.	45,078	953,400

F5 Networks, Inc. (b)	661	89,209

Harris Corp.	952	42,916

JDS Uniphase Corp. (b)	1,879	27,227

Juniper Networks, Inc. (b)	4,355	99,642

Motorola Mobility Holdings Inc. (b)	2,196	86,171

Motorola Solutions, Inc.	2,462	125,143

QUALCOMM, Inc.	14,156	962,891

		2,386,599

Computer & Electronics Retail—0.07%
Best Buy Co., Inc.	2,364	55,980

GameStop Corp. -Class A	1,117	24,395

		80,375

Computer Hardware—4.90%
Apple Inc. (b)	7,803	4,677,664

Dell Inc. (b)	12,731	211,335

Hewlett-Packard Co.	16,566	394,768

		5,283,767

Computer Storage & Peripherals—0.79%
EMC Corp. (b)	17,183	513,428

Lexmark International, Inc. -Class A	621	20,642

NetApp, Inc. (b)	3,037	135,966

SanDisk Corp. (b)	2,027	100,519

Western Digital Corp. (b)	1,948	80,628

		851,183

Construction & Engineering—0.16%
Fluor Corp.	1,413	84,837

Jacobs Engineering Group, Inc. (b)	1,088	48,275

Quanta Services, Inc. (b)	1,815	37,933

		171,045

Construction & Farm Machinery & Heavy Trucks—1.16%
Caterpillar Inc.	5,419	577,232

Cummins Inc.	1,607	192,904

Deere & Co.	3,350	271,015

Joy Global Inc.	875	64,312

PACCAR Inc.	2,985	139,788

		1,245,251

Construction Materials—0.04%
Vulcan Materials Co.	1,098	46,918

Consumer Electronics—0.03%
Harman International Industries, Inc.	606	28,367

Consumer Finance—0.90%
American Express Co.	8,493	491,405

Capital One Financial Corp.	4,631	258,132

Discover Financial Services	4,435	147,863

SLM Corp.	4,306	67,862

		965,262

Data Processing & Outsourced Services—1.38%
Automatic Data Processing, Inc.	4,105	226,555

Computer Sciences Corp.	1,291	38,653

Fidelity National Information Services, Inc.	1,962	64,981

Fiserv, Inc. (b)	1,173	81,395

MasterCard, Inc. -Class A	887	373,019

Paychex, Inc.	2,688	83,301

Total System Services, Inc.	1,389	32,044

Visa Inc. -Class A	4,162	491,116

Western Union Co. (The)	5,159	90,798

		1,481,862

See accompanying notes which are an integral part of this schedule.
Invesco V.I. S&P 500 Index Fund

	Shares	Value

Department Stores—0.35%
JC Penney Co., Inc.	1,214	$43,012

Kohl’s Corp.	2,112	105,663

Macy’s, Inc.	3,466	137,704

Nordstrom, Inc.	1,347	75,055

Sears Holdings Corp. (b)	319	21,134

		382,568

Distillers & Vintners—0.17%
Beam Inc.	1,295	75,848

Brown-Forman Corp. -Class B	840	70,048

Constellation Brands, Inc. -Class A (b)	1,395	32,908

		178,804

Distributors—0.08%
Genuine Parts Co.	1,296	81,324

Diversified Banks—1.92%
Comerica, Inc.	1,655	53,556

U.S. Bancorp	16,017	507,418

Wells Fargo & Co. (b)	44,135	1,506,769

		2,067,743

Diversified Chemicals—0.93%
Dow Chemical Co. (The)	9,952	344,737

E. I. du Pont de Nemours and Co.	7,805	412,885

Eastman Chemical Co.	1,145	59,185

FMC Corp.	586	62,034

PPG Industries, Inc.	1,271	121,762

		1,000,603

Diversified Metals & Mining—0.29%
Freeport-McMoRan Copper & Gold Inc.	7,933	301,771

Titanium Metals Corp.	705	9,560

		311,331

Diversified REIT’s—0.12%
Vornado Realty Trust	1,537	129,415

Diversified Support Services—0.07%
Cintas Corp.	936	36,616

Iron Mountain Inc.	1,431	41,213

		77,829

Drug Retail—0.68%
CVS Caremark Corp.	10,900	488,320

Walgreen Co.	7,311	244,845

		733,165

Education Services—0.05%
Apollo Group, Inc. -Class A (b)	941	36,360

DeVry, Inc.	523	17,714

		54,074

Electric Utilities—1.84%
American Electric Power Co., Inc.	4,045	156,056

Duke Energy Corp.	11,215	235,627

Edison International	2,715	115,415

Entergy Corp.	1,467	98,582

Exelon Corp.	7,122	279,254

FirstEnergy Corp.	3,486	158,927

NextEra Energy, Inc.	3,483	212,742

Northeast Utilities	1,504	55,829

Pepco Holdings, Inc.	1,862	35,173

Pinnacle West Capital Corp.	927	44,403

PPL Corp.	4,808	135,874

Progress Energy, Inc.	2,458	130,544

Southern Co. (The)	7,252	325,832

		1,984,258

Electrical Components & Equipment—0.54%
Cooper Industries PLC (Ireland)	1,317	84,222

Emerson Electric Co.	6,133	320,020

Rockwell Automation, Inc.	1,182	94,205

Roper Industries, Inc.	803	79,626

		578,073

Electronic Components—0.24%
Amphenol Corp. -Class A	1,380	82,483

Corning Inc.	12,737	179,337

		261,820

Electronic Equipment & Instruments—0.03%
FLIR Systems, Inc.	1,325	33,536

Electronic Manufacturing Services—0.19%
Jabil Circuit, Inc.	1,531	38,459

Molex Inc.	1,165	32,760

TE Connectivity Ltd.	3,538	130,021

		201,240

Environmental & Facilities Services—0.25%
Republic Services, Inc.	2,623	80,159

Stericycle, Inc. (b)	708	59,217

Waste Management, Inc.	3,861	134,981

		274,357

Fertilizers & Agricultural Chemicals—0.55%
CF Industries Holdings, Inc.	544	99,362

Monsanto Co.	4,480	357,325

Mosaic Co. (The)	2,481	137,174

		593,861

Food Distributors—0.14%
Sysco Corp.	4,909	146,583

Food Retail—0.26%
Kroger Co. (The)	4,809	116,522

Safeway, Inc.	2,290	46,281

SUPERVALU Inc.	1,730	9,878

Whole Foods Market, Inc.	1,357	112,903

		285,584

See accompanying notes which are an integral part of this schedule.
Invesco V.I. S&P 500 Index Fund

	Shares	Value
| |
Footwear—0.31%
NIKE, Inc. -Class B	3,072	$333,128

Gas Utilities—0.10%
AGL Resources Inc.	991	38,867

ONEOK,Inc.	857	69,983

		108,850

General Merchandise Stores—0.47%
Big Lots, Inc. (b)	556	23,919

Dollar Tree, Inc. (b)	991	93,640

Family Dollar Stores, Inc.	997	63,090

Target Corp.	5,620	327,477

		508,126

Gold—0.20%
Newmont Mining Corp.	4,124	211,437

Health Care Distributors—0.38%
AmerisourceBergen Corp.	2,153	85,431

Cardinal Health, Inc.	2,879	124,114

McKesson Corp.	2,059	180,718

Patterson Cos. Inc.	738	24,649

		414,912

Health Care Equipment—1.71%
Baxter International Inc.	4,683	279,950

Becton, Dickinson and Co.	1,757	136,431

Boston Scientific Corp. (b)	12,147	72,639

C.R. Bard, Inc.	714	70,486

CareFusion Corp. (b)	1,844	47,815

Covidien PLC (Ireland)	4,044	221,126

Edwards Lifesciences Corp. (b)	950	69,093

Intuitive Surgical, Inc. (b)	328	177,694

Medtronic, Inc.	8,698	340,875

St. Jude Medical, Inc.	2,658	117,776

Stryker Corp.	2,711	150,406

Varian Medical Systems, Inc. (b)	937	64,615

Zimmer Holdings, Inc.	1,492	95,906

		1,844,812

Health Care Facilities—0.02%
Tenet Healthcare Corp. (b)	3,417	18,144

Health Care Services—0.63%
DaVita, Inc. (b)	778	70,152

Express Scripts, Inc. (b)	4,055	219,700

Laboratory Corp. of America Holdings (b)	825	75,521

Medco Health Solutions, Inc. (b)	3,248	228,334

Quest Diagnostics Inc.	1,314	80,351

		674,058

Health Care Supplies—0.04%
DENTSPLY International Inc.	1,202	48,236

Health Care Technology—0.09%
Cerner Corp. (b)	1,213	92,382

Home Entertainment Software—0.04%
Electronic Arts Inc. (b)	2,739	45,139

Home Furnishings—0.02%
Leggett & Platt, Inc.	1,165	26,807

Home Improvement Retail—0.90%
Home Depot, Inc. (The)	12,902	649,099

Lowe’s Cos., Inc.	10,386	325,913

		975,012

Homebuilding—0.09%
D.R. Horton, Inc.	2,290	34,739

Lennar Corp. -Class A	1,339	36,394

PulteGroup Inc. (b)	2,817	24,931

		96,064

Homefurnishing Retail—0.12%
Bed Bath & Beyond Inc. (b)	1,980	130,225

Hotels, Resorts & Cruise Lines—0.33%
Carnival Corp.	3,790	121,583

Marriott International Inc. -Class A	2,207	83,535

Starwood Hotels & Resorts Worldwide, Inc.	1,640	92,512

Wyndham Worldwide Corp.	1,221	56,789

		354,419

Household Appliances—0.05%
Whirlpool Corp.	649	49,882

Household Products—2.10%
Clorox Co. (The)	1,098	75,487

Colgate-Palmolive Co.	4,013	392,391

Kimberly-Clark Corp.	3,284	242,655

Procter & Gamble Co. (The)	23,053	1,549,392

		2,259,925

Housewares & Specialties—0.04%
Newell Rubbermaid, Inc.	2,386	42,495

Human Resource & Employment Services—0.03%
Robert Half International, Inc.	1,191	36,087

Hypermarkets & Super Centers—1.14%
Costco Wholesale Corp.	3,639	330,421

Wal-Mart Stores, Inc.	14,618	894,622

		1,225,043

Independent Power Producers & Energy Traders—0.09%
AES Corp. (The) (b)	5,374	70,238

NRG Energy, Inc. (b)	1,891	29,632

		99,870

See accompanying notes which are an integral part of this schedule.
Invesco V.I. S&P 500 Index Fund

	Shares	Value
| |
Industrial Conglomerates—2.58%
3M Co.	5,812	$518,489

Danaher Corp.	4,787	268,072

General Electric Co. (d)	88,562	1,777,439

Tyco International Ltd.	3,850	216,293

		2,780,293

Industrial Gases—0.46%
Air Products & Chemicals, Inc.	1,753	160,925

Airgas, Inc.	580	51,603

Praxair, Inc.	2,498	286,371

		498,899

Industrial Machinery—0.90%
Dover Corp.	1,544	97,179

Eaton Corp.	2,785	138,776

Flowserve Corp.	455	52,557

Illinois Tool Works Inc.	4,048	231,222

Ingersoll-Rand PLC (Ireland)	2,488	102,879

Pall Corp.	978	58,318

Parker Hannifin Corp.	1,258	106,364

Snap-on, Inc.	494	30,119

Stanley Black & Decker Inc.	1,407	108,283

Xylem, Inc.	1,537	42,652

		968,349

Industrial REIT’s—0.13%
Prologis, Inc.	3,819	137,560

Insurance Brokers—0.26%
Aon PLC	2,721	133,492

Marsh & McLennan Cos., Inc.	4,560	149,523

		283,015

Integrated Oil & Gas—6.40%
Chevron Corp.	16,546	1,774,393

ConocoPhillips	10,710	814,067

Exxon Mobil Corp.	39,448	3,421,325

Hess Corp.	2,532	149,262

Murphy Oil Corp.	1,612	90,707

Occidental Petroleum Corp.	6,787	646,326

		6,896,080

Integrated Telecommunication Services—2.55%
AT&T Inc.	49,622	1,549,695

CenturyLink Inc.	5,185	200,400

Frontier Communications Corp.	8,296	34,594

Verizon Communications Inc.	23,732	907,275

Windstream Corp.	4,949	57,953

		2,749,917

Internet Retail—0.95%
Amazon.com, Inc. (b)	3,046	616,846

Expedia, Inc.	805	26,919

Netflix Inc. (b)	470	54,069

Priceline.com Inc. (b)	416	298,480

TripAdvisor Inc. (b)	805	28,714

		1,025,028

Internet Software & Services—1.83%
Akamai Technologies, Inc. (b)	1,495	54,866

eBay Inc. (b)	9,578	353,332

Google Inc. -Class A (b)	2,121	1,360,070

VeriSign, Inc.	1,325	50,801

Yahoo! Inc. (b)	10,158	154,605

		1,973,674

Investment Banking & Brokerage—0.85%
Charles Schwab Corp. (The)	8,999	129,316

E*TRADE Financial Corp. (b)	2,088	22,863

Goldman Sachs Group, Inc. (The)	4,141	515,016

Morgan Stanley	12,751	250,430

		917,625

IT Consulting & Other Services—2.50%
Accenture PLC -Class A (Ireland)	5,416	349,332

Cognizant Technology Solutions Corp. -Class A (b)	2,539	195,376

International Business Machines Corp.	9,697	2,023,279

SAIC, Inc.	2,264	29,885

Teradata Corp. (b)	1,394	95,001

		2,692,873

Leisure Products—0.12%
Hasbro, Inc.	986	36,206

Mattel, Inc.	2,822	94,988

		131,194

Life & Health Insurance—0.93%
Aflac, Inc.	3,891	178,947

Lincoln National Corp.	2,425	63,923

MetLife, Inc.	8,874	331,444

Principal Financial Group, Inc.	2,543	75,044

Prudential Financial, Inc.	3,934	249,376

Torchmark Corp.	848	42,273

Unum Group	2,457	60,147

		1,001,154

Life Sciences Tools & Services—0.44%
Agilent Technologies, Inc.	2,894	128,812

Life Technologies Corp. (b)	1,484	72,449

PerkinElmer, Inc.	960	26,554

Thermo Fisher Scientific, Inc.	3,053	172,128

Waters Corp. (b)	746	69,124

		469,067

Managed Health Care—1.07%
Aetna Inc.	2,919	146,417

See accompanying notes which are an integral part of this schedule.
Invesco V.I. S&P 500 Index Fund

	Shares	Value

Managed Health Care—(continued)
Cigna Corp.	2,379	$117,166

Coventry Health Care, Inc.	1,181	42,008

Humana Inc.	1,362	125,958

UnitedHealth Group Inc.	8,745	515,430

WellPoint, Inc.	2,799	206,566

		1,153,545

Metal & Glass Containers—0.08%
Ball Corp.	1,306	56,001

Owens-Illinois, Inc. (b)	1,368	31,929

		87,930

Motorcycle Manufacturers—0.09%
Harley-Davidson, Inc.	1,912	93,841

Movies & Entertainment—1.42%
News Corp. -Class A	18,015	354,716

Time Warner Inc.	8,115	306,341

Viacom Inc. -Class B	4,520	214,519

Walt Disney Co. (The)	14,978	655,737

		1,531,313

Multi-Line Insurance—0.35%
American International Group, Inc. (b)	4,485	138,273

Assurant, Inc.	728	29,484

Genworth Financial Inc. -Class A (b)	4,070	33,862

Hartford Financial Services Group, Inc.	3,661	77,174

Loews Corp.	2,545	101,469

		380,262

Multi-Sector Holdings—0.04%
Leucadia National Corp.	1,660	43,326

Multi-Utilities—1.29%
Ameren Corp.	2,026	66,007

CenterPoint Energy, Inc.	3,589	70,775

CMS Energy Corp.	2,141	47,102

Consolidated Edison, Inc.	2,441	142,603

Dominion Resources, Inc.	4,770	244,272

DTE Energy Co.	1,410	77,592

Integrys Energy Group, Inc.	661	35,027

NiSource Inc.	2,401	58,464

PG&E Corp.	3,448	149,678

Public Service Enterprise Group Inc.	4,217	129,082

SCANA Corp.	980	44,698

Sempra Energy	1,997	119,740

TECO Energy, Inc.	1,849	32,450

Wisconsin Energy Corp.	1,927	67,792

Xcel Energy, Inc.	4,042	106,992

		1,392,274

Office Electronics—0.08%
Xerox Corp.	11,147	90,068

Office REIT’s—0.12%
Boston Properties, Inc.	1,240	130,188

Office Services & Supplies—0.05%
Avery Dennison Corp.	893	26,906

Pitney Bowes Inc.	1,675	29,447

		56,353

Oil & Gas Drilling—0.23%
Diamond Offshore Drilling, Inc.	590	39,383

Helmerich & Payne, Inc.	910	49,094

Nabors Industries Ltd. (b)	2,434	42,571

Noble Corp. (b)	2,120	79,436

Rowan Cos., Inc. (b)	1,041	34,280

		244,764

Oil & Gas Equipment & Services—1.56%
Baker Hughes Inc.	3,661	153,542

Cameron International Corp. (b)	2,043	107,932

FMC Technologies, Inc. (b)	1,985	100,084

Halliburton Co.	7,725	256,393

National Oilwell Varco Inc.	3,550	282,118

Schlumberger Ltd.	11,162	780,559

		1,680,628

Oil & Gas Exploration & Production—2.01%
Anadarko Petroleum Corp.	4,171	326,756

Apache Corp.	3,216	323,015

Cabot Oil & Gas Corp.	1,741	54,267

Chesapeake Energy Corp.	5,544	128,455

Denbury Resources Inc. (b)	3,274	59,685

Devon Energy Corp.	3,366	239,390

EOG Resources, Inc.	2,251	250,086

EQT Corp.	1,245	60,022

Marathon Oil Corp.	5,866	185,952

Newfield Exploration Co. (b)	1,125	39,015

Noble Energy, Inc.	1,480	144,714

Pioneer Natural Resources Co.	1,031	115,049

QEP Resources Inc.	1,503	45,842

Range Resources Corp.	1,303	75,756

Southwestern Energy Co. (b)	2,895	88,587

WPX Energy Inc. (b)	1,639	29,518

		2,166,109

Oil & Gas Refining & Marketing—0.29%
Marathon Petroleum Corp.	2,909	126,134

Sunoco, Inc.	889	33,915

Tesoro Corp. (b)	1,184	31,779

Valero Energy Corp.	4,632	119,367

		311,195

Oil & Gas Storage & Transportation—0.48%
El Paso Corp.	6,429	189,977

Spectra Energy Corp.	5,421	171,033

Williams Cos., Inc. (The)	4,956	152,694

		513,704

See accompanying notes which are an integral part of this schedule.
Invesco V.I. S&P 500 Index Fund

	Shares	Value

Other Diversified Financial Services—2.99%
Bank of America Corp.	89,828	$859,654

Citigroup Inc.	24,512	895,914

JPMorgan Chase & Co.	31,950	1,469,061

		3,224,629

Packaged Foods & Meats—1.61%
Campbell Soup Co.	1,523	51,553

ConAgra Foods, Inc.	3,490	91,647

Dean Foods Co. (b)	1,569	19,000

General Mills, Inc.	5,395	212,833

H.J. Heinz Co.	2,669	142,925

Hershey Co. (The)	1,275	78,196

Hormel Foods Corp.	1,171	34,568

J M Smucker Co. (The)	948	77,129

Kellogg Co.	2,065	110,746

Kraft Foods Inc. -Class A	14,799	562,510

McCormick & Co., Inc.	1,127	61,343

Mead Johnson Nutrition Co.	1,696	139,886

Sara Lee Corp.	4,981	107,241

Tyson Foods, Inc. -Class A	2,485	47,588

		1,737,165

Paper Packaging—0.05%
Bemis Co., Inc.	891	28,770

Sealed Air Corp.	1,561	30,143

		58,913

Paper Products—0.16%
International Paper Co.	3,643	127,869

MeadWestvaco Corp.	1,422	44,921

		172,790

Personal Products—0.17%
Avon Products, Inc.	3,631	70,296

Estee Lauder Cos. Inc. (The) -Class A	1,881	116,509

		186,805

Pharmaceuticals—5.72%
Abbott Laboratories	13,159	806,515

Allergan, Inc.	2,542	242,583

Bristol-Myers Squibb Co.	14,128	476,820

Eli Lilly & Co.	8,546	344,147

Forest Laboratories, Inc. (b)	2,226	77,220

Hospira, Inc. (b)	1,399	52,309

Johnson & Johnson	22,975	1,515,431

Merck & Co., Inc.	25,477	978,317

Mylan Inc. (b)	3,594	84,279

Perrigo Co.	776	80,169

Pfizer Inc.	63,096	1,429,755

Watson Pharmaceuticals, Inc. (b)	1,059	71,017

		6,158,562

Property & Casualty Insurance—1.96%
ACE Ltd. (Switzerland)	2,807	205,472

Allstate Corp. (The)	4,169	137,244

Berkshire Hathaway Inc. -Class B (b)	14,715	1,194,122

Chubb Corp. (The)	2,268	156,742

Cincinnati Financial Corp.	1,377	47,520

Progressive Corp. (The)	5,138	119,099

Travelers Cos., Inc. (The)	3,289	194,709

XL Group PLC (Ireland)	2,605	56,502

		2,111,410

Publishing—0.15%
Gannett Co., Inc.	1,937	29,694

McGraw-Hill Cos., Inc. (The)	2,316	112,257

Washington Post Co. (The) -Class B	40	14,943

		156,894

Railroads—0.75%
CSX Corp.	8,853	190,517

Norfolk Southern Corp.	2,763	181,888

Union Pacific Corp.	4,026	432,714

		805,119

Real Estate Services—0.05%
CBRE Group, Inc. -Class A (b)	2,778	55,449

Regional Banks—0.94%
BB&T Corp.	5,811	182,407

Fifth Third Bancorp	7,668	107,735

First Horizon National Corp.	2,126	22,068

Huntington Bancshares Inc.	7,203	46,459

KeyCorp	7,944	67,524

M&T Bank Corp.	1,046	90,877

PNC Financial Services Group, Inc.	4,414	284,659

Regions Financial Corp.	10,495	69,162

SunTrust Banks, Inc.	4,419	106,807

Zions Bancorp.	1,564	33,564

		1,011,262

Research & Consulting Services—0.07%
Dun & Bradstreet Corp. (The)	404	34,231

Equifax Inc.	1,008	44,614

		78,845

Residential REIT’s—0.28%
Apartment Investment & Management Co. -Class A	1,040	27,466

AvalonBay Communities, Inc.	791	111,808

Equity Residential	2,512	157,302

		296,576

Restaurants—1.51%
Chipotle Mexican Grill, Inc. (b)	259	108,262

Darden Restaurants, Inc.	1,074	54,946

McDonald’s Corp.	8,530	836,793

Starbucks Corp.	6,316	353,001

See accompanying notes which are an integral part of this schedule.
Invesco V.I. S&P 500 Index Fund

	Shares	Value

Restaurants—(continued)
Yum! Brands, Inc.	3,838	$273,189

		1,626,191

Retail REIT’s—0.41%
Kimco Realty Corp.	3,379	65,079

Simon Property Group, Inc.	2,563	373,378

		438,457

Semiconductor Equipment—0.25%
Applied Materials, Inc.	10,785	134,165

KLA-Tencor Corp.	1,388	75,535

Novellus Systems, Inc. (b)	587	29,297

Teradyne, Inc. (b)	1,548	26,146

		265,143

Semiconductors—2.14%
Advanced Micro Devices, Inc. (b)	4,870	39,057

Altera Corp.	2,674	106,479

Analog Devices, Inc.	2,483	100,313

Broadcom Corp. -Class A	4,104	161,287

First Solar, Inc. (b)	499	12,500

Intel Corp.	41,815	1,175,420

Linear Technology Corp.	1,898	63,963

LSI Corp. (b)	4,740	41,143

Microchip Technology Inc.	1,623	60,376

Micron Technology, Inc. (b)	8,233	66,687

NVIDIA Corp. (b)	5,087	78,289

Texas Instruments Inc.	9,582	322,051

Xilinx, Inc.	2,187	79,672

		2,307,237

Soft Drinks—2.24%
Coca-Cola Co. (The)	18,936	1,401,453

Coca-Cola Enterprises, Inc.	2,500	71,500

Dr. Pepper Snapple Group, Inc.	1,786	71,815

PepsiCo, Inc.	13,145	872,171

		2,416,939

Specialized Consumer Services—0.04%
H&R Block, Inc.	2,492	41,043

Specialized Finance—0.37%
CME Group Inc.	552	159,710

IntercontinentalExchange Inc. (b)	604	83,001

Moody’s Corp.	1,627	68,497

NASDAQ OMX Group, Inc. (The) (b)	1,062	27,506

NYSE Euronext	2,183	65,512

		404,226

Specialized REIT’s—0.92%
American Tower Corp.	3,294	207,588

HCP, Inc.	3,427	135,229

Health Care REIT, Inc.	1,759	96,675

Host Hotels & Resorts Inc.	5,887	96,665

Plum Creek Timber Co., Inc.	1,370	56,937

Public Storage	1,182	163,317

Ventas, Inc.	2,399	136,983

Weyerhaeuser Co.	4,536	99,429

		992,823

Specialty Chemicals—0.32%
Ecolab Inc.	2,437	150,412

International Flavors & Fragrances Inc.	687	40,258

Sherwin-Williams Co. (The)	717	77,916

Sigma-Aldrich Corp.	1,003	73,279

		341,865

Specialty Stores—0.16%
Staples, Inc.	5,830	94,329

Tiffany & Co.	1,057	73,071

		167,400

Steel—0.25%
Allegheny Technologies, Inc.	903	37,176

Cliffs Natural Resources Inc.	1,191	82,489

Nucor Corp.	2,639	113,345

United States Steel Corp.	1,223	35,920

		268,930

Systems Software—3.09%
BMC Software, Inc. (b)	1,373	55,140

CA, Inc.	3,084	84,995

Microsoft Corp.	62,524	2,016,399

Oracle Corp.	32,807	956,652

Red Hat, Inc. (b)	1,606	96,183

Symantec Corp. (b)	6,145	114,912

		3,324,281

Thrifts & Mortgage Finance—0.07%
Hudson City Bancorp, Inc.	4,433	32,405

People’s United Financial Inc.	2,991	39,601

		72,006

Tires & Rubber—0.02%
Goodyear Tire & Rubber Co. (The) (b)	2,095	23,506

Tobacco—1.92%
Altria Group, Inc.	17,145	529,266

Lorillard, Inc.	1,104	142,946

Philip Morris International Inc.	14,410	1,276,870

Reynolds American Inc.	2,817	116,737

		2,065,819

Trading Companies & Distributors—0.22%
Fastenal Co.	2,460	133,086

W.W. Grainger, Inc.	510	109,553

		242,639

Trucking—0.02%
Ryder System, Inc.	441	23,285

See accompanying notes which are an integral part of this schedule.
Invesco V.I. S&P 500 Index Fund

	Shares	Value

Wireless Telecommunication Services—0.19%
Crown Castle International Corp. (b)	2,086	$111,267

MetroPCS Communications, Inc. (b)	2,484	22,406

Sprint Nextel Corp. (b)	25,088	71,501

		205,174

Total Common Stocks & Other Equity Interests (Cost $59,701,604)		106,497,198

Money Market Funds—1.15%
Liquid Assets Portfolio — Institutional Class (e)	618,255	618,255

Premier Portfolio — Institutional Class(e)	618,255	618,255

Total Money Market Funds (Cost $1,236,510)		1,236,510

TOTAL INVESTMENTS—99.99% (Cost $60,938,114)		107,733,708

OTHER ASSETS LESS LIABILITIES—0.01%		13,498

NET ASSETS—100.00%		$107,747,206

Investment Abbreviations:

REIT      — Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	Affiliated company during the period. The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The value of this security as of March 31, 2012 represented less than 1% of the Fund’s Net Assets. See Note 3.

(d)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1D and Note 4.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. S&P 500 Index Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2012
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco V.I. S&P 500 Index Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

E.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
Invesco V.I. S&P 500 Index Fund

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of March 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$107,733,708	$—	$—	$107,733,708

Futures*	7,990	—	—	7,990

Total Investments	$107,741,698	$—	$—	$107,741,698

*	Unrealized appreciation
NOTE 3 — Investment in Affiliate
The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. The following is a summary of the transactions in and earnings from investments in Invesco Ltd. for the three months ended March 31, 2012.

				Change in	Realized
	Value			Unrealized	Gain	Value	Dividend
	12/31/11	Purchases at Cost	Proceeds from Sales	Appreciation	(Loss)	03/31/12	Income

Invesco Ltd.	$81,023	$—	$(6,226)	$26,283	$(827)	$100,253	$466

NOTE 4 — Derivative Investments
Open Futures Contracts at Period-End

	Number of	Expiration	Notional	Unrealized
Long Contracts	Contracts	Month	Value	Appreciation

E-Mini S&P 500 Index	19	June-2012	$1,333,040	$7,990

Invesco V.I. S&P 500 Index Fund

NOTE 5 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2012 was $607,325 and $6,628,431, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$45,773,139

Aggregate unrealized (depreciation) of investment securities	(4,288,498)

Net unrealized appreciation of investment securities	$41,484,641

Cost of investments for tax purposes is $66,249,067.
Invesco V.I. S&P 500 Index Fund

Invesco V.I. Equally-Weighted S&P 500 Fund
Effective April 30, 2012,
Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund
was renamed Invesco V.I. Equally-Weighted S&P 500 Fund.
Quarterly Schedule of Portfolio Holdings
March 31, 2012

invesco.com/us	MS-VIEWSP-QTR-1 03/12	Invesco Advisers, Inc.

Schedule of Investments(a)
March 31, 2012
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—100.07%
Advertising—0.40%
Interpublic Group of Cos., Inc. (The)	13,692	$156,226

Omnicom Group Inc.	3,331	168,715

		324,941

Aerospace & Defense—2.39%
Boeing Co. (The)	2,214	164,655

General Dynamics Corp.	2,250	165,105

Goodrich Corp.	1,281	160,689

Honeywell International Inc.	2,702	164,957

L-3 Communications Holdings, Inc.	2,369	167,654

Lockheed Martin Corp.	1,816	163,186

Northrop Grumman Corp.	2,684	163,939

Precision Castparts Corp.	925	159,932

Raytheon Co.	3,116	164,462

Rockwell Collins, Inc.	2,745	158,002

Textron Inc.	5,961	165,895

United Technologies Corp.	1,932	160,240

		1,958,716

Agricultural Products—0.20%
Archer-Daniels-Midland Co. (b)	5,189	164,284

Air Freight & Logistics—0.80%
C.H. Robinson Worldwide, Inc.	2,435	159,468

Expeditors International of Washington, Inc.	3,644	169,482

FedEx Corp.	1,759	161,758

United Parcel Service, Inc. -Class B	2,094	169,028

		659,736

Airlines—0.19%
Southwest Airlines Co.	19,053	156,997

Aluminum—0.20%
Alcoa Inc.	16,470	165,029

Apparel Retail—1.20%
Abercrombie & Fitch Co. -Class A	3,180	157,760

Gap, Inc. (The)	6,462	168,917

Limited Brands, Inc.	3,456	165,888

Ross Stores, Inc.	2,885	167,618

TJX Cos., Inc. (The)	4,238	168,291

Urban Outfitters, Inc. (c)	5,476	159,406

		987,880

Apparel, Accessories & Luxury Goods—0.59%
Coach, Inc.	2,089	161,438

Ralph Lauren Corp.	915	159,512

VF Corp.	1,107	161,600

		482,550

Application Software—1.04%
Adobe Systems Inc. (c)	4,825	165,546

Autodesk, Inc. (c)	4,389	185,743

Citrix Systems, Inc. (c)	2,118	167,131

Intuit Inc.	2,777	166,981

Salesforce.com, Inc. (c)	1,100	169,961

		855,362

Asset Management & Custody Banks—2.07%
Ameriprise Financial, Inc.	2,880	164,534

Bank of New York Mellon Corp. (The)	7,171	173,036

BlackRock, Inc.	820	168,018

Federated Investors, Inc. -Class B	7,840	175,694

Franklin Resources, Inc.	1,341	166,324

Invesco Ltd. (d)	6,496	173,248

Legg Mason, Inc.	5,878	164,173

Northern Trust Corp.	3,648	173,098

State Street Corp.	3,837	174,584

T. Rowe Price Group Inc.	2,571	167,886

		1,700,595

Auto Parts & Equipment—0.40%
BorgWarner, Inc. (c)	1,926	162,439

Johnson Controls, Inc.	5,000	162,400

		324,839

Automobile Manufacturers—0.20%
Ford Motor Co.	12,843	160,409

Automotive Retail—0.79%
AutoNation, Inc. (c)	4,732	162,355

AutoZone, Inc. (c)	422	156,899

CarMax, Inc. (c)	4,798	166,251

O’Reilly Automotive, Inc. (c)	1,786	163,151

		648,656

Biotechnology—0.81%
Amgen Inc.	2,375	161,476

Biogen Idec Inc. (c)	1,339	168,674

Celgene Corp. (c)	2,149	166,591

Gilead Sciences, Inc. (c)	3,505	171,219

		667,960

Brewers—0.21%
Molson Coors Brewing Co. -Class B	3,777	170,909

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund

	Shares	Value

Broadcasting—0.64%
CBS Corp. -Class B	5,243	$177,790

Discovery Communications, Inc. -Class A (c)	3,424	173,255

Scripps Networks Interactive -Class A	3,570	173,823

		524,868

Building Products—0.22%
Masco Corp.	13,342	178,383

Cable & Satellite—0.80%
Cablevision Systems Corp. -Class A	11,171	163,990

Comcast Corp. -Class A	5,414	162,474

DIRECTV -Class A (c)	3,426	169,039

Time Warner Cable Inc.	2,027	165,201

		660,704

Casinos & Gaming—0.41%
International Game Technology	10,316	173,206

Wynn Resorts Ltd.	1,337	166,964

		340,170

Coal & Consumable Fuels—0.57%
Alpha Natural Resources, Inc. (c)	9,822	149,393

CONSOL Energy Inc.	4,841	165,078

Peabody Energy Corp.	5,178	149,955

		464,426

Commercial Printing—0.19%
R. R. Donnelley & Sons Co.	12,477	154,590

Communications Equipment—1.65%
Cisco Systems, Inc.	8,160	172,584

F5 Networks, Inc. (c)	1,285	173,424

Harris Corp.	3,703	166,931

JDS Uniphase Corp. (c)	11,950	173,155

Juniper Networks, Inc. (c)	7,510	171,829

Motorola Mobility Holdings Inc. (c)	4,064	159,471

Motorola Solutions, Inc.	3,197	162,504

QUALCOMM, Inc.	2,527	171,887

		1,351,785

Computer & Electronics Retail—0.37%
Best Buy Co., Inc.	6,522	154,441

GameStop Corp. -Class A	6,760	147,638

		302,079

Computer Hardware—0.60%
Apple Inc. (c)	296	177,443

Dell Inc. (c)	9,530	158,198

Hewlett-Packard Co.	6,682	159,232

		494,873

Computer Storage & Peripherals—0.99%
EMC Corp. (c)	5,569	166,402

Lexmark International, Inc. -Class A	4,522	150,311

NetApp, Inc. (c)	3,762	168,425

SanDisk Corp. (c)	3,214	159,382

Western Digital Corp. (c)	4,006	165,808

		810,328

Construction & Engineering—0.58%
Fluor Corp.	2,657	159,526

Jacobs Engineering Group, Inc. (c)	3,558	157,868

Quanta Services, Inc. (c)	7,493	156,604

		473,998

Construction & Farm Machinery & Heavy Trucks—0.97%
Caterpillar Inc.	1,465	156,052

Cummins Inc.	1,357	162,894

Deere & Co.	2,014	162,933

Joy Global Inc.	2,010	147,735

PACCAR Inc.	3,523	164,982

		794,596

Construction Materials—0.18%
Vulcan Materials Co.	3,512	150,068

Consumer Electronics—0.19%
Harman International Industries, Inc.	3,363	157,422

Consumer Finance—0.84%
American Express Co.	3,036	175,663

Capital One Financial Corp.	3,242	180,709

Discover Financial Services	5,278	175,968

SLM Corp.	9,864	155,457

		687,797

Data Processing & Outsourced Services—1.78%
Automatic Data Processing, Inc.	2,940	162,259

Computer Sciences Corp.	5,133	153,682

Fidelity National Information Services, Inc.	5,099	168,879

Fiserv, Inc. (c)	2,377	164,940

MasterCard, Inc. -Class A	384	161,487

Paychex, Inc.	5,130	158,979

Total System Services, Inc.	7,238	166,981

Visa Inc. -Class A	1,378	162,604

Western Union Co.	9,129	160,670

		1,460,481

Department Stores—0.94%
JC Penney Co., Inc.	4,290	151,995

Kohl’s Corp.	3,215	160,846

Macy’s, Inc.	4,092	162,575

Nordstrom, Inc.	2,987	166,436

Sears Holdings Corp. (c)	2,017	133,626

		775,478

Distillers & Vintners—0.62%
Beam Inc.	2,877	168,506

Brown-Forman Corp. -Class B	2,020	168,448

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund

	Shares	Value

Distillers & Vintners—(continued)
Constellation Brands, Inc. -Class A (c)	7,197	$169,777

		506,731

Distributors—0.20%
Genuine Parts Co.	2,568	161,142

Diversified Banks—0.63%
Comerica Inc.	5,307	171,735

U.S. Bancorp	5,436	172,212

Wells Fargo & Co.	5,103	174,216

		518,163

Diversified Chemicals—1.01%
Dow Chemical Co. (The)	4,743	164,298

E. I. du Pont de Nemours and Co.	3,136	165,894

Eastman Chemical Co.	3,101	160,291

FMC Corp.	1,629	172,446

PPG Industries, Inc.	1,740	166,692

		829,621

Diversified Metals & Mining—0.39%
Freeport-McMoRan Copper & Gold Inc.	4,166	158,475

Titanium Metals Corp.	11,648	157,947

		316,422

Diversified REIT’s—0.21%
Vornado Realty Trust	2,018	169,916

Diversified Support Services—0.39%
Cintas Corp.	4,111	160,822

Iron Mountain Inc.	5,613	161,655

		322,477

Drug Retail—0.39%
CVS Caremark Corp.	3,539	158,547

Walgreen Co.	4,825	161,589

		320,136

Education Services—0.37%
Apollo Group, Inc. -Class A (c)	3,799	146,793

DeVry, Inc.	4,579	155,091

		301,884

Electric Utilities—2.56%
American Electric Power Co., Inc.	4,228	163,116

Duke Energy Corp.	7,607	159,823

Edison International	3,772	160,348

Entergy Corp.	2,380	159,936

Exelon Corp.	4,152	162,800

FirstEnergy Corp.	3,613	164,717

NextEra Energy, Inc.	2,692	164,427

Northeast Utilities	4,385	162,771

Pepco Holdings, Inc.	8,285	156,504

Pinnacle West Capital Corp.	3,404	163,052

PPL Corp.	5,716	161,534

Progress Energy, Inc.	3,014	160,073

Southern Co. (The)	3,581	160,894

		2,099,995

Electrical Components & Equipment—0.81%
Cooper Industries PLC (Ireland)	2,678	171,258

Emerson Electric Co.	3,231	168,594

Rockwell Automation, Inc.	2,000	159,400

Roper Industries, Inc.	1,699	168,473

		667,725

Electronic Components—0.42%
Amphenol Corp. -Class A	2,842	169,866

Corning Inc.	12,157	171,171

		341,037

Electronic Equipment & Instruments—0.19%
FLIR Systems, Inc.	6,134	155,252

Electronic Manufacturing Services—0.59%
Jabil Circuit, Inc.	6,176	155,141

Molex Inc.	5,919	166,442

TE Connectivity Ltd.	4,481	164,677

		486,260

Environmental & Facilities Services—0.58%
Republic Services, Inc.	5,288	161,601

Stericycle, Inc. (c)	1,840	153,898

Waste Management, Inc.	4,629	161,830

		477,329

Fertilizers & Agricultural Chemicals—0.59%
CF Industries Holdings, Inc.	903	164,933

Monsanto Co.	2,037	162,471

Mosaic Co. (The)	2,909	160,839

		488,243

Food Distributors—0.20%
Sysco Corp.	5,397	161,154

Food Retail—0.75%
Kroger Co. (The)	6,643	160,960

Safeway Inc.	7,414	149,837

SUPERVALU Inc.	25,167	143,703

Whole Foods Market, Inc.	1,925	160,160

		614,660

Footwear—0.19%
NIKE, Inc. -Class B	1,468	159,190

Gas Utilities—0.39%
AGL Resources Inc.	4,103	160,919

ONEOK, Inc.	1,939	158,339

		319,258

General Merchandise Stores—0.80%
Big Lots, Inc. (c)	3,555	152,936

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund

	Shares	Value

General Merchandise Stores—(continued)
Dollar Tree, Inc. (c)	1,734	$163,846

Family Dollar Stores, Inc.	2,810	177,817

Target Corp.	2,800	163,156

		657,755

Gold—0.18%
Newmont Mining Corp.	2,840	145,607

Health Care Distributors—0.82%
AmerisourceBergen Corp.	4,267	169,314

Cardinal Health, Inc.	3,826	164,939

McKesson Corp.	1,869	164,042

Patterson Cos. Inc.	5,204	173,814

		672,109

Health Care Equipment—2.65%
Baxter International Inc.	2,743	163,977

Becton, Dickinson and Co.	2,103	163,298

Boston Scientific Corp. (c)	27,155	162,387

C.R. Bard, Inc.	1,716	169,404

CareFusion Corp. (c)	6,366	165,070

Covidien PLC (Ireland)	3,083	168,578

Edwards Lifesciences Corp. (c)	2,344	170,479

Intuitive Surgical, Inc. (c)	308	166,859

Medtronic, Inc.	4,289	168,086

St. Jude Medical, Inc.	3,864	171,214

Stryker Corp.	3,053	169,380

Varian Medical Systems, Inc. (c)	2,405	165,849

Zimmer Holdings, Inc.	2,624	168,671

		2,173,252

Health Care Facilities—0.19%
Tenet Healthcare Corp. (c)	29,538	156,847

Health Care Services—1.01%
DaVita, Inc. (c)	1,873	168,888

Express Scripts, Inc. (c)	2,981	161,511

Laboratory Corp. of America Holdings(c)	1,819	166,511

Medco Health Solutions, Inc. (c)	2,356	165,627

Quest Diagnostics Inc.	2,743	167,734

		830,271

Health Care Supplies—0.20%
DENTSPLY International Inc.	4,184	167,904

Health Care Technology—0.19%
Cerner Corp. (c)	2,102	160,088

Home Entertainment Software—0.19%
Electronic Arts Inc. (c)	9,340	153,923

Home Furnishings—0.20%
Leggett & Platt, Inc.	7,171	165,005

Home Improvement Retail—0.41%
Home Depot, Inc. (The)	3,358	168,941

Lowe’s Cos., Inc.	5,426	170,268

		339,209

Homebuilding—0.60%
D.R. Horton, Inc.	10,437	158,329

Lennar Corp. -Class A	6,348	172,539

PulteGroup Inc. (c)	17,912	158,521

		489,389

Homefurnishing Retail—0.21%
Bed Bath & Beyond Inc. (c)	2,578	169,555

Hotels, Resorts & Cruise Lines—0.81%
Carnival Corp.	5,284	169,511

Marriott International Inc. -Class A	4,304	162,906

Starwood Hotels & Resorts Worldwide, Inc.	2,943	166,015

Wyndham Worldwide Corp.	3,658	170,133

		668,565

Household Appliances—0.20%
Whirlpool Corp.	2,145	164,865

Household Products—0.80%
Clorox Co. (The)	2,379	163,556

Colgate-Palmolive Co.	1,718	167,986

Kimberly-Clark Corp.	2,251	166,326

Procter & Gamble Co. (The)	2,413	162,178

		660,046

Housewares & Specialties—0.20%
Newell Rubbermaid Inc.	9,016	160,575

Human Resource & Employment Services—0.20%
Robert Half International, Inc.	5,498	166,589

Hypermarkets & Super Centers—0.40%
Costco Wholesale Corp.	1,807	164,075

Wal-Mart Stores, Inc.	2,689	164,567

		328,642

Independent Power Producers & Energy Traders—0.38%
AES Corp. (The) (c)	12,250	160,108

NRG Energy, Inc. (c)	9,644	151,121

		311,229

Industrial Conglomerates—0.82%
3M Co.	1,860	165,931

Danaher Corp.	3,028	169,568

General Electric Co.	8,461	169,812

Tyco International Ltd.	3,052	171,461

		676,772

Industrial Gases—0.62%
Air Products & Chemicals, Inc.	1,805	165,699

Airgas, Inc.	1,944	172,958

Praxair, Inc.	1,472	168,750

		507,407

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund

	Shares	Value

Industrial Machinery—1.98%
Dover Corp.	2,558	$161,000

Eaton Corp.	3,296	164,240

Flowserve Corp.	1,385	159,981

Illinois Tool Works Inc.	2,914	166,448

Ingersoll-Rand PLC (Ireland)	4,117	170,238

Pall Corp.	2,724	162,432

Parker Hannifin Corp.	1,830	154,726

Snap-on Inc.	2,672	162,912

Stanley Black & Decker Inc.	2,081	160,154

Xylem, Inc.	5,912	164,058

		1,626,189

Industrial REIT’s—0.21%
Prologis, Inc.	4,732	170,447

Insurance Brokers—0.40%
Aon Corp. (c)	3,360	164,842

Marsh & McLennan Cos., Inc.	5,009	164,245

		329,087

Integrated Oil & Gas—1.14%
Chevron Corp.	1,473	157,964

ConocoPhillips	2,094	159,165

Exxon Mobil Corp.	1,915	166,088

Hess Corp.	2,562	151,030

Murphy Oil Corp.	2,675	150,522

Occidental Petroleum Corp.	1,603	152,654

		937,423

Integrated Telecommunication Services—0.96%
AT&T Inc.	5,181	161,803

CenturyLink Inc.	4,140	160,011

Frontier Communications Corp.	36,556	152,438

Verizon Communications Inc.	4,132	157,966

Windstream Corp.	13,276	155,462

		787,680

Internet Retail—1.08%
Amazon.com, Inc. (c)	876	177,399

Expedia, Inc.	5,095	170,377

Netflix Inc. (c)	1,479	170,144

Priceline.com Inc. (c)	249	178,657

TripAdvisor Inc. (c)	5,262	187,696

		884,273

Internet Software & Services—1.01%
Akamai Technologies, Inc. (c)	4,385	160,929

eBay Inc. (c)	4,457	164,419

Google Inc. -Class A (c)	269	172,494

VeriSign, Inc.	4,372	167,622

Yahoo! Inc. (c)	11,042	168,059

		833,523

Investment Banking & Brokerage—0.84%
Charles Schwab Corp. (The)	11,434	164,307

E*TRADE Financial Corp. (c)	16,709	182,964

Goldman Sachs Group, Inc. (The)	1,376	171,133

Morgan Stanley	8,774	172,321

		690,725

IT Consulting & Other Services—1.03%
Accenture PLC -Class A (Ireland)	2,654	171,183

Cognizant Technology Solutions Corp. -Class A (c)	2,222	170,983

International Business Machines Corp.	805	167,963

SAIC, Inc.	12,803	169,000

Teradata Corp. (c)	2,432	165,741

		844,870

Leisure Products—0.40%
Hasbro, Inc.	4,592	168,618

Mattel, Inc.	4,838	162,847

		331,465

Life & Health Insurance—1.42%
Aflac, Inc.	3,577	164,506

Lincoln National Corp.	6,541	172,421

MetLife, Inc.	4,205	157,057

Principal Financial Group, Inc.	5,952	175,643

Prudential Financial, Inc.	2,607	165,258

Torchmark Corp.	3,312	165,103

Unum Group	6,800	166,464

		1,166,452

Life Sciences Tools & Services—1.00%
Agilent Technologies, Inc.	3,626	161,393

Life Technologies Corp. (c)	3,467	169,259

PerkinElmer, Inc.	6,037	166,983

Thermo Fisher Scientific, Inc.	2,871	161,867

Waters Corp. (c)	1,775	164,472

		823,974

Managed Health Care—1.28%
Aetna Inc.	3,447	172,902

Cigna Corp.	3,575	176,069

Coventry Health Care, Inc.	4,870	173,226

Humana Inc.	1,855	171,550

UnitedHealth Group Inc.	2,896	170,690

WellPoint, Inc.	2,490	183,762

		1,048,199

Metal & Glass Containers—0.40%
Ball Corp.	4,067	174,393

Owens-Illinois, Inc. (c)	6,704	156,471

		330,864

Motorcycle Manufacturers—0.21%
Harley-Davidson, Inc.	3,445	169,081

Movies & Entertainment—0.80%
News Corp. -Class A	8,120	159,883

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund

	Shares	Value

Movies & Entertainment—(continued)
Time Warner Inc.	4,400	$166,100

Viacom Inc. -Class B	3,398	161,269

Walt Disney Co. (The)	3,824	167,415

		654,667

Multi-Line Insurance—1.00%
American International Group, Inc. (c)	5,718	176,286

Assurant, Inc.	3,880	157,140

Genworth Financial Inc. -Class A (c)	18,154	151,041

Hartford Financial Services Group, Inc.	8,022	169,104

Loews Corp.	4,180	166,657

		820,228

Multi-Sector Holdings—0.19%
Leucadia National Corp.	5,992	156,391

Multi-Utilities—2.97%
Ameren Corp.	5,061	164,887

CenterPoint Energy, Inc.	8,363	164,918

CMS Energy Corp.	7,347	161,634

Consolidated Edison, Inc.	2,766	161,590

Dominion Resources, Inc.	3,182	162,950

DTE Energy Co.	2,917	160,523

Integrys Energy Group, Inc.	3,017	159,871

NiSource Inc.	6,701	163,169

PG&E Corp.	3,770	163,656

Public Service Enterprise Group Inc.	5,333	163,243

SCANA Corp.	3,601	164,242

Sempra Energy	2,730	163,691

TECO Energy, Inc.	9,069	159,161

Wisconsin Energy Corp.	4,636	163,094

Xcel Energy, Inc.	6,052	160,196

		2,436,825

Office Electronics—0.19%
Xerox Corp.	19,584	158,239

Office REIT’s—0.20%
Boston Properties, Inc.	1,578	165,674

Office Services & Supplies—0.40%
Avery Dennison Corp.	5,569	167,794

Pitney Bowes Inc.	9,027	158,695

		326,489

Oil & Gas Drilling—0.90%
Diamond Offshore Drilling, Inc.	2,301	153,592

Helmerich & Payne, Inc.	2,655	143,237

Nabors Industries Ltd. (c)	8,006	140,025

Noble Corp. (c)	4,122	154,451

Rowan Cos., Inc. (c)	4,541	149,535

		740,840

Oil & Gas Equipment & Services—1.11%
Baker Hughes Inc.	3,311	138,863

Cameron International Corp. (c)	2,977	157,275

FMC Technologies, Inc. (c)	3,116	157,109

Halliburton Co.	4,632	153,736

National Oilwell Varco Inc.	1,993	158,384

Schlumberger Ltd.	2,130	148,951

		914,318

Oil & Gas Exploration & Production—3.00%
Anadarko Petroleum Corp.	1,894	148,376

Apache Corp.	1,503	150,961

Cabot Oil & Gas Corp.	4,628	144,255

Chesapeake Energy Corp.	6,547	151,694

Denbury Resources Inc. (c)	8,394	153,023

Devon Energy Corp.	2,249	159,949

EOG Resources, Inc.	1,404	155,984

EQT Corp.	3,113	150,078

Marathon Oil Corp.	4,846	153,618

Newfield Exploration Co. (c)	4,544	157,586

Noble Energy, Inc.	1,673	163,586

Pioneer Natural Resources Co.	1,487	165,934

QEP Resources Inc.	5,050	154,025

Range Resources Corp.	2,543	147,850

Southwestern Energy Co. (c)	4,820	147,492

WPX Energy Inc. (c)	8,631	155,444

		2,459,855

Oil & Gas Refining & Marketing—0.74%
Marathon Petroleum Corp.	3,679	159,521

Sunoco, Inc.	4,034	153,897

Tesoro Corp. (c)	5,484	147,191

Valero Energy Corp.	5,656	145,755

		606,364

Oil & Gas Storage & Transportation—0.60%
El Paso Corp.	5,495	162,377

Spectra Energy Corp.	5,120	161,536

Williams Cos., Inc. (The)	5,410	166,682

		490,595

Other Diversified Financial Services—0.66%
Bank of America Corp.	20,071	192,080

Citigroup Inc.	4,724	172,662

JPMorgan Chase & Co.	3,937	181,023

		545,765

Packaged Foods & Meats—2.82%
Campbell Soup Co.	4,921	166,576

ConAgra Foods, Inc.	6,202	162,864

Dean Foods Co. (c)	13,453	162,916

General Mills, Inc.	4,188	165,217

H.J. Heinz Co.	3,044	163,006

Hershey Co. (The)	2,715	166,511

Hormel Foods Corp.	5,621	165,932

J M Smucker Co. (The)	2,141	174,192

Kellogg Co.	3,080	165,180

Kraft Foods Inc. -Class A	4,257	161,809

McCormick & Co., Inc.	3,168	172,434

Mead Johnson Nutrition Co.	2,034	167,764

Sara Lee Corp.	7,524	161,992

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund

	Shares	Value

Packaged Foods & Meats—(continued)
Tyson Foods, Inc. -Class A	8,108	$155,268

		2,311,661

Paper Packaging—0.39%
Bemis Co., Inc.	5,085	164,195

Sealed Air Corp.	8,259	159,481

		323,676

Paper Products—0.40%
International Paper Co.	4,586	160,969

MeadWestvaco Corp.	5,233	165,310

		326,279

Personal Products—0.41%
Avon Products, Inc.	8,690	168,238

Estee Lauder Cos. Inc. (The) -Class A	2,735	169,406

		337,644

Pharmaceuticals—2.45%
Abbott Laboratories	2,787	170,815

Allergan, Inc.	1,757	167,670

Bristol-Myers Squibb Co.	4,909	165,679

Eli Lilly & Co.	4,084	164,463

Forest Laboratories, Inc. (c)	4,830	167,553

Hospira, Inc. (c)	4,495	168,068

Johnson & Johnson	2,495	164,570

Merck & Co., Inc.	4,297	165,005

Mylan Inc. (c)	6,997	164,080

Perrigo Co.	1,544	159,511

Pfizer Inc.	7,493	169,791

Watson Pharmaceuticals, Inc. (c)	2,710	181,732

		2,008,937

Property & Casualty Insurance—1.62%
ACE Ltd. (Switzerland)(c)	2,254	164,993

Allstate Corp. (The)	5,103	167,991

Berkshire Hathaway Inc. -Class B (c)	2,034	165,059

Chubb Corp. (The)	2,403	166,071

Cincinnati Financial Corp.	4,611	159,126

Progressive Corp. (The)	7,429	172,204

Travelers Cos., Inc. (The)	2,804	165,997

XL Group PLC (Ireland)	7,613	165,126

		1,326,567

Publishing—0.60%
Gannett Co., Inc.	11,267	172,723

McGraw-Hill Cos., Inc. (The)	3,466	167,997

Washington Post Co. (The) -Class B	417	155,779

		496,499

Railroads—0.59%
CSX Corp.	7,699	165,682

Norfolk Southern Corp.	2,430	159,967

Union Pacific Corp.	1,500	161,220

		486,869

Real Estate Services—0.20%
CBRE Group, Inc. -Class A (c)	8,394	167,544

Regional Banks—2.12%
BB&T Corp.	5,484	172,143

Fifth Third Bancorp	11,741	164,961

First Horizon National Corp.	16,012	166,205

Huntington Bancshares Inc.	27,572	177,839

KeyCorp	20,146	171,241

M&T Bank Corp.	1,985	172,457

PNC Financial Services Group, Inc.	2,719	175,348

Regions Financial Corp.	27,857	183,578

SunTrust Banks, Inc.	7,167	173,226

Zions Bancorp.	8,484	182,067

		1,739,065

Research & Consulting Services—0.40%
Dun & Bradstreet Corp. (The)	1,908	161,665

Equifax Inc.	3,789	167,701

		329,366

Residential REIT’s—0.62%
Apartment Investment & Management Co. -Class A	6,507	171,850

AvalonBay Communities, Inc.	1,171	165,521

Equity Residential	2,723	170,514

		507,885

Restaurants—1.02%
Chipotle Mexican Grill, Inc. (c)	405	169,290

Darden Restaurants, Inc.	3,139	160,591

McDonald’s Corp.	1,667	163,533

Starbucks Corp.	3,130	174,936

Yum! Brands, Inc.	2,396	170,547

		838,897

Retail REIT’s—0.42%
Kimco Realty Corp.	8,872	170,875

Simon Property Group, Inc.	1,183	172,339

		343,214

Semiconductor Equipment—0.83%
Applied Materials, Inc.	13,061	162,479

KLA-Tencor Corp.	3,266	177,736

Novellus Systems, Inc. (c)	3,441	171,740

Teradyne, Inc. (c)	9,956	168,157

		680,112

Semiconductors—2.61%
Advanced Micro Devices, Inc. (c)	21,316	170,954

Altera Corp.	4,251	169,275

Analog Devices, Inc.	4,154	167,822

Broadcom Corp. -Class A (c)	4,441	174,531

First Solar, Inc. (c)	5,876	147,194

Intel Corp.	5,968	167,760

Linear Technology Corp.	4,870	164,119

LSI Corp. (c)	18,508	160,649

Microchip Technology Inc.	4,471	166,321

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund

	Shares	Value

Semiconductors—(continued)
Micron Technology, Inc. (c)	19,396	$157,108

NVIDIA Corp. (c)	10,899	167,736

Texas Instruments Inc.	5,006	168,252

Xilinx, Inc.	4,433	161,494

		2,143,215

Soft Drinks—0.83%
Coca-Cola Co. (The)	2,324	171,999

Coca-Cola Enterprises, Inc.	5,872	167,939

Dr. Pepper Snapple Group, Inc.	4,241	170,531

PepsiCo, Inc.	2,558	169,723

		680,192

Specialized Consumer Services—0.20%
H&R Block, Inc.	10,152	167,203

Specialized Finance—1.00%
CME Group Inc.	583	168,680

IntercontinentalExchange Inc. (c)	1,138	156,384

Moody’s Corp.	4,160	175,136

NASDAQ OMX Group, Inc. (The) (c)	6,159	159,518

NYSE Euronext	5,519	165,625

		825,343

Specialized REIT’s—1.62%
American Tower Corp.	2,596	163,600

HCP, Inc.	4,139	163,325

Health Care REIT, Inc.	2,972	163,341

Host Hotels & Resorts Inc.	10,390	170,604

Plum Creek Timber Co., Inc.	4,018	166,988

Public Storage	1,235	170,640

Ventas, Inc.	2,916	166,504

Weyerhaeuser Co.	7,521	164,860

		1,329,862

Specialty Chemicals—0.81%
Ecolab Inc.	2,705	166,953

International Flavors & Fragrances Inc.	2,874	168,416

Sherwin-Williams Co. (The)	1,523	165,505

Sigma-Aldrich Corp.	2,256	164,823

		665,697

Specialty Stores—0.40%
Staples, Inc.	10,485	169,647

Tiffany & Co.	2,349	162,387

		332,034

Steel—0.82%
Allegheny Technologies, Inc.	3,911	161,016

Cliffs Natural Resources Inc.	2,524	174,812

Nucor Corp.	3,823	164,198

United States Steel Corp.	6,016	176,690

		676,716

Systems Software—1.24%
BMC Software, Inc. (c)	4,269	171,443

CA, Inc.	5,983	164,891

Microsoft Corp.	5,050	162,862

Oracle Corp.	5,362	156,356

Red Hat, Inc. (c)	3,194	191,289

Symantec Corp. (c)	9,068	169,572

		1,016,413

Thrifts & Mortgage Finance—0.42%
Hudson City Bancorp, Inc.	23,795	173,942

People’s United Financial Inc.	12,884	170,584

		344,526

Tires & Rubber—0.18%
Goodyear Tire & Rubber Co. (The) (c)	13,051	146,432

Tobacco—0.80%
Altria Group, Inc.	5,304	163,734

Lorillard, Inc.	1,252	162,109

Philip Morris International Inc.	1,908	169,068

Reynolds American Inc.	3,838	159,047

		653,958

Trading Companies & Distributors—0.40%
Fastenal Co.	3,055	165,276

W.W. Grainger, Inc.	762	163,685

		328,961

Trucking—0.19%
Ryder System, Inc.	3,019	159,403

Wireless Telecommunication Services—0.57%
Crown Castle International Corp. (c)	2,968	158,313

MetroPCS Communications, Inc. (c)	15,887	143,301

Sprint Nextel Corp. (c)	58,121	165,645

		467,259

Total Common Stocks & Other Equity Interests (Cost $40,246,555)		82,165,039

Money Market Funds—0.26%
Liquid Assets Portfolio — Institutional Class (e)	107,416	107,416

Premier Portfolio — Institutional Class (e)	107,416	107,416

Total Money Market Funds (Cost $214,832)		214,832

TOTAL INVESTMENTS—100.33% (Cost $40,461,387)		82,379,871

OTHER ASSETS LESS LIABILITIES—(0.33)%		(270,539)

NET ASSETS—100.00%		$82,109,332

Investment Abbreviations:

REIT — Real Estate Investment Trust
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1D and Note 3.

(c)	Non-income producing security.

(d)	The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. See Note 4.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2012
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.

E.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1	—	Prices are determined using quoted prices in an active market for identical assets.

Level 2	—	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3	—	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
           The following is a summary of the tiered valuation input levels, as of March 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$82,379,871	$—	$—	$82,379,871

Futures*	1,082	—	—	1,082

Total Investments	$82,380,953	$—	$—	$82,380,953

*	Unrealized appreciation
NOTE 3 — Derivative Investment
Open Futures Contracts

	Number of	Expiration	Notional	Unrealized
Long Contracts	Contracts	Month	Value	Appreciation

E-Mini S&P 500 Index	4	June-2012	$280,640	$1,082

NOTE 4 — Investments in Other Affiliates
The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Ltd. is considered to be affiliated with the Fund. The following is a summary of the transactions in and earnings from investments in Invesco Ltd. for the three months ended March 31, 2012.

				Change in	Realized
	Value	Purchases at	Proceeds from	Unrealized	Gain	Value	Dividend
	12/31/11	Cost	Sales	Appreciation	(Loss)	03/31/12	Income

Invesco Ltd.	$156,802	$4,723	$(37,760)	$50,080	$(597)	$173,248	$920

Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund

NOTE 5 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2012 was $4,987,949 and $9,507,952, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$40,909,752

Aggregate unrealized (depreciation) of investment securities	(817,478)

Net unrealized appreciation of investment securities	$40,092,274

Cost of investments for tax purposes is $42,287,597.
NOTE 6 — Subsequent Event
Effective April 30, 2012, Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund changed its name to Invesco V.I. Equally-Weighted S&P 500 Fund.
Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund

Invesco V.I. Global Core Equity Fund
Effective April 30, 2012,
Invesco Van Kampen V.I. Global Value Equity Fund was renamed
Invesco V.I. Global Core Equity Fund.
Quarterly Schedule of Portfolio Holdings
March 31, 2012

invesco.com/us	VIGCE-QTR-1 03/12	Invesco Advisers, Inc.

Schedule of Investments
March 31, 2012
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—95.37%
Australia—2.72%
Australia & New Zealand Banking Group Ltd.	41,960	$1,010,637

Macquarie Group Ltd.	25,005	752,959

Telstra Corp. Ltd.	319,047	1,086,928

		2,850,524

Brazil—0.89%
Banco do Brasil S.A.	8,500	120,770

Banco Santander Brasil S.A. (a)	12,000	110,466

Companhia Energetica de Minas Gerais -ADR	5,880	139,826

PDG Realty S.A. Empreendimentos e Participacoes	37,200	128,213

Petroleo Brasileiro S.A. -ADR	9,339	248,044

Vale S.A. -ADR	7,920	184,773

		932,092

Canada—2.16%
Nexen Inc.	56,101	1,028,865

Toronto-Dominion Bank (The)	14,566	1,236,496

		2,265,361

China—0.94%
China Communications Construction Co. Ltd. -Class H	128,000	129,139

China Construction Bank Corp. -Class H	263,000	203,204

China Dongxiang Group Co.	432,000	71,206

China Minsheng Banking Corp., Ltd. -Class H	236,500	213,268

CNOOC Ltd.	106,000	216,691

KWG Property Holding Ltd.	130,500	75,511

Renhe Commercial Holdings Co., Ltd.	1,016,000	70,790

		979,809

France—4.86%
BNP Paribas S.A.	28,783	1,365,649

Bouygues S.A.	43,322	1,324,862

Sanofi	16,305	1,264,091

Total S.A.	22,247	1,134,612

		5,089,214

Germany—2.00%
Deutsche Lufthansa AG	83,955	1,175,133

Salzgitter AG	16,732	918,112

		2,093,245

Hong Kong—1.19%
Cheung Kong (Holdings) Ltd.	71,000	917,031

China Mobile Ltd.	29,500	324,608

		1,241,639

India—0.13%
Tata Motors Ltd. -ADR	5,204	140,352

Indonesia—0.09%
PT Telekomunikasi Indonesia Persero Tbk	119,000	90,826

Ireland—0.21%
Dragon Oil PLC	21,945	219,044

Italy—1.11%
Eni S.p.A.	49,760	1,165,919

Japan—13.83%
Asahi Group Holdings, Ltd.	82,200	1,828,187

DeNA Co. Ltd.	48,100	1,332,205

FUJIFILM Holdings Corp.	32,400	767,905

Mitsubishi Corp.	55,100	1,284,296

Mitsubishi UFJ Financial Group, Inc.	273,500	1,374,899

Nippon Telegraph & Telephone Corp.	32,700	1,487,611

Nippon Yusen Kabushiki Kaisha	324,000	1,028,708

Nissan Motor Co., Ltd.	191,100	2,047,718

Seven & I Holdings Co., Ltd.	35,800	1,067,941

Sumitomo Chemical Co., Ltd.	242,000	1,038,213

Yamada Denki Co., Ltd.	19,490	1,224,045

		14,481,728

Mexico—0.19%
America Movil SAB de C.V. -Series L	161,700	201,173

Norway—2.60%
Statoil ASA	40,742	1,104,739

Yara International ASA	33,831	1,613,631

		2,718,370

Poland—0.16%
KGHM Polska Miedz S.A.	3,723	171,344

Russia—0.54%
Gazprom OAO -ADR	12,276	150,126

JSFC Sistema -REGS -GDR(c)	6,960	137,042

Magnitogorsk Iron & Steel Works -REGS -GDR(b) (c)	16,765	99,418

Rosneft Oil Co. -REGS -GDR(c)	25,347	179,457

		566,043

South Africa—0.82%
Sasol Ltd.	4,151	201,220

Standard Bank Group Ltd.	14,809	215,189

Steinhoff International Holdings Ltd. (b)	71,563	256,578

Tiger Brands Ltd.	5,392	189,593

		862,580

South Korea—1.55%
Dongbu Insurance Co., Ltd.	3,846	166,147

Hyundai Mipo Dockyard Co., Ltd.	1,184	142,468

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen V.I. Global Value Equity Fund

	Shares	Value

South Korea—(continued)
Hyundai Mobis	1,023	$260,860

KT&G Corp.	2,659	188,250

POSCO	627	210,848

Samsung Electronics Co., Ltd.	300	337,570

Shinhan Financial Group Co., Ltd.	4,294	165,795

SK Telecom Co., Ltd. -ADR	10,811	150,381

		1,622,319

Spain—2.37%
Banco Santander S.A.	110,078	847,100

Iberdrola S.A.	150,431	854,081

Telefonica S.A.	47,355	776,842

		2,478,023

Switzerland—5.77%
ACE Ltd.	35,578	2,604,309

Holcim Ltd. (b)	16,453	1,073,656

Swisscom AG	2,881	1,164,721

Zurich Insurance Group AG (b)	4,464	1,199,830

		6,042,516

Taiwan—0.45%
AU Optronics Corp. -ADR	16,744	76,353

HTC Corp.	6,386	129,213

Powertech Technology Inc.	80,300	156,491

Wistron Corp.	75,000	113,116

		475,173

Thailand—0.37%
Bangkok Bank Public Co. Ltd. -NVDR	40,300	241,560

PTT PCL	12,500	143,980

		385,540

Turkey—0.10%
Asya Katilim Bankasi AS (b)	93,818	103,301

United Kingdom—11.82%
Barclays PLC	316,574	1,195,659

BHP Billiton PLC	53,785	1,647,031

Eurasian Natural Resources Corp.	14,746	139,757

GlaxoSmithKline PLC	45,536	1,017,202

Imperial Tobacco Group PLC	69,671	2,825,149

National Grid PLC	100,141	1,009,970

Rio Tinto PLC	38,305	2,123,437

Royal Dutch Shell PLC -Class A	69,303	2,420,564

		12,378,769

United States—38.50%
3M Co.	13,873	1,237,610

Apache Corp.	9,660	970,250

Archer-Daniels-Midland Co.	63,491	2,010,125

Bank of America Corp.	109,812	1,050,901

Bank of New York Mellon Corp. (The)	39,586	955,210

Best Buy Co., Inc.	41,545	983,786

Chevron Corp.	23,919	2,565,074

Cisco Systems, Inc.	106,841	2,259,687

Coach, Inc.	26,550	2,051,784

ConocoPhillips	26,393	2,006,132

Corning Inc.	137,921	1,941,928

Energen Corp.	23,024	1,131,630

GameStop Corp. -Class A (d)	49,030	1,070,815

General Dynamics Corp.	28,180	2,067,848

Gilead Sciences, Inc. (b)	26,663	1,302,488

Johnson & Johnson	28,393	1,872,802

Merck & Co., Inc.	49,337	1,894,541

Microsoft Corp.	39,210	1,264,523

Oracle Corp.	60,563	1,766,017

PNC Financial Services Group, Inc.	17,765	1,145,665

Stryker Corp.	18,698	1,037,365

Valero Energy Corp.	50,907	1,311,873

W. R. Berkley Corp.	31,000	1,119,720

WellPoint, Inc.	30,574	2,256,361

Western Digital Corp. (b)	73,762	3,053,009

		40,327,144

Total Common Stocks & Other Equity Interests (Cost $91,280,361)		99,882,048

Preferred Stocks—1.57%
Brazil—0.12%
Companhia Paranaense de Energia-Copel — 3.47% Pfd.	5,300	124,296

Germany—1.45%
Porsche Automobil Holding SE -1.16% Pfd.	25,700	1,516,717

Total Preferred Stocks (Cost $1,467,144)		1,641,013

Investment Companies — Exchange Traded Funds—0.41%
United States—0.41%
WisdomTree India Earnings Fund (Cost $513,605) (d)	22,100	426,088

Money Market Funds—2.41%
Liquid Assets Portfolio — Institutional Class (e)	1,264,694	1,264,694

Premier Portfolio — Institutional Class (e)	1,264,694	1,264,694

Total Money Market Funds (Cost $2,529,388)		2,529,388

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)—99.76% (Cost $95,790,498)		104,478,537

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen V.I. Global Value Equity Fund

	Shares	Value

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds—1.11%
Liquid Asset Portfolio — Institutional Class (Cost $1,162,090)(e)(f)	1,162,090	$1,162,090

TOTAL INVESTMENTS—100.87% (Cost $96,952,588)		105,640,627

OTHER ASSETS LESS LIABILITIES—(0.87)%		(908,119)

NET ASSETS—100.00%		$104,732,508

Investment Abbreviations:

ADR	— American Depositary Receipt

GDR	— Global Depositary Receipt

NVDR	— Non-Voting Depositary Receipt

Pfd.	— Preferred

REGS	— Regulation S
Notes to Schedule of Investments:

(a)	Each unit represents 55 common shares and 50 preferred shares.

(b)	Non-income producing security.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2012 was $415,917, which represented 0.40% of the Fund’s Net Assets.

(d)	All or a portion of this security was out on loan at March 31, 2012.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser.

(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen V.I. Global Value Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2012
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Van Kampen V.I. Global Value Equity Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized
Invesco Van Kampen V.I. Global Value Equity Fund

E.	Foreign Currency Translations — (continued)
foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
F.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of March 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
     During the three months ended March 31, 2012, there were transfers from Level 1 to Level 2 of $10,127,231 and from Level 2 to Level 1 of $13,063,951, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total

Australia	$2,850,524	$—	$—	$2,850,524

Brazil	1,056,388	—	—	1,056,388

Canada	2,265,361	—	—	2,265,361

China	274,410	705,399	—	979,809

France	3,825,123	1,264,091	—	5,089,214

Germany	2,691,850	918,112	—	3,609,962

Hong Kong	1,241,639	—	—	1,241,639

India	140,352	—	—	140,352

Indonesia	—	90,826	—	90,826

Ireland	219,044	—	—	219,044

Invesco Van Kampen V.I. Global Value Equity Fund

	Level 1	Level 2	Level 3	Total

Italy	—	1,165,919	—	1,165,919

Japan	1,332,205	13,149,523	—	14,481,728

Mexico	201,173	—	—	201,173

Norway	1,613,631	1,104,739	—	2,718,370

Poland	171,344	—	—	171,344

Russia	316,499	249,544	—	566,043

South Africa	256,578	606,002	—	862,580

South Korea	819,893	802,426	—	1,622,319

Spain	1,701,181	776,842	—	2,478,023

Switzerland	6,042,516	—	—	6,042,516

Taiwan	475,173	—	—	475,173

Thailand	143,980	241,560	—	385,540

Turkey	—	103,301	—	103,301

United Kingdom	7,412,642	4,966,127	—	12,378,769

United States	44,444,710	—	—	44,444,710

Total Investments	$79,496,216	$26,144,411	$—	$105,640,627

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2012 was $5,569,291 and $10,818,267, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$14,952,965

Aggregate unrealized (depreciation) of investment securities	(6,344,413)

Net unrealized appreciation of investment securities	$8,608,552

Cost of investments for tax purposes is $97,032,075.
NOTE 4 — Subsequent Event
Effective April 30, 2012, Invesco Van Kampen V.I. Global Value Equity Fund changed its name to Invesco V.I. Global Core Equity Fund.
Invesco Van Kampen V.I. Global Value Equity Fund

Invesco V.I. Small Cap Equity Fund
Quarterly Schedule of Portfolio Holdings
March 31, 2012

invesco.com/us	VISCE-QTR-1 03/12	Invesco Advisers, Inc.

Schedule of Investments(a)
March 31, 2012
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—98.49%
Advertising—1.04%
Interpublic Group of Cos., Inc. (The)	273,297	$3,118,319

Aerospace & Defense—2.45%
AAR Corp.	109,171	1,992,371

Aerovironment Inc. (b)	90,731	2,432,498

Triumph Group, Inc.	46,533	2,915,758

		7,340,627

Agricultural Products—2.14%
Corn Products International, Inc.	52,633	3,034,292

Darling International Inc. (b)	193,675	3,373,819

		6,408,111

Air Freight & Logistics—0.75%
UTi Worldwide, Inc.	130,949	2,256,251

Apparel Retail—4.76%
bebe stores, inc.	305,032	2,815,445

Buckle, Inc. (The) (c)	60,935	2,918,786

Express, Inc. (b)	126,068	3,149,179

Finish Line, Inc. (The)-Class A	131,591	2,792,361

Genesco Inc. (b)	35,975	2,577,609

		14,253,380

Apparel, Accessories & Luxury Goods—0.88%
PVH Corp.	29,618	2,645,776

Application Software—3.04%
MicroStrategy Inc. -Class A (b)	1,422	199,080

Parametric Technology Corp. (b)	111,580	3,117,545

Quest Software, Inc. (b)	111,729	2,599,934

TIBCO Software Inc. (b)	104,643	3,191,612

		9,108,171

Asset Management & Custody Banks—0.81%
Affiliated Managers Group, Inc. (b)	21,613	2,416,550

Auto Parts & Equipment—2.28%
Dana Holding Corp.	166,161	2,575,495

Modine Manufacturing Co. (b)	197,054	1,739,987

TRW Automotive Holdings Corp. (b)	54,340	2,524,093

		6,839,575

Automotive Retail—1.00%
Penske Automotive Group, Inc.	121,670	2,996,732

Biotechnology—1.07%
Cubist Pharmaceuticals, Inc. (b)	74,252	3,211,399

Casinos & Gaming—0.76%
Bally Technologies Inc. (b)	48,533	2,268,918

Communications Equipment—1.92%
ADTRAN, Inc.	83,049	2,590,298

JDS Uniphase Corp. (b)	218,468	3,165,602

		5,755,900

Computer Storage & Peripherals—0.22%
Synaptics Inc. (b)(c)	17,909	653,858

Construction & Farm Machinery & Heavy Trucks—2.01%
Titan International, Inc. (c)	130,702	3,091,102

Trinity Industries, Inc.	88,906	2,929,453

		6,020,555

Construction Materials—1.34%
Eagle Materials Inc.	115,338	4,007,995

Data Processing & Outsourced Services—2.08%
Heartland Payment Systems, Inc.	117,452	3,387,316

Jack Henry & Associates, Inc.	83,662	2,854,547

		6,241,863

Diversified Chemicals—1.09%
FMC Corp.	30,716	3,251,596

Diversified Metals & Mining—0.68%
Compass Minerals International, Inc.	28,299	2,030,170

Electrical Components & Equipment—1.60%
Belden Inc.	80,104	3,036,742

GrafTech International Ltd. (b)	147,472	1,760,816

		4,797,558

Electronic Equipment & Instruments—2.19%
Electro Scientific Industries, Inc.	177,604	2,665,836

OSI Systems, Inc. (b)	63,330	3,882,129

		6,547,965

Electronic Manufacturing Services—1.00%
Sanmina- SCI Corp. (b)	260,707	2,985,095

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Small Cap Equity Fund

	Shares	Value

Environmental & Facilities Services—2.74%
ABM Industries Inc.	111,338	$2,705,513

Team, Inc. (b)	98,526	3,049,380

Waste Connections, Inc.	75,595	2,459,105

		8,213,998

Food Distributors—1.02%
United Natural Foods, Inc. (b)	65,636	3,062,576

Gas Utilities—0.91%
UGI Corp.	99,947	2,723,556

Gold—0.43%
Allied Nevada Gold Corp. (b)	21,191	689,343

Detour Gold Corp. (Canada)(b)	23,606	588,671

		1,278,014

Health Care Equipment—0.89%
Greatbatch, Inc. (b)	15,225	373,317

Teleflex Inc.	37,620	2,300,463

		2,673,780

Health Care Facilities—2.02%
Amsurg Corp. (b)	113,750	3,182,725

Universal Health Services, Inc. -Class B	68,401	2,866,686

		6,049,411

Health Care Services—0.93%
Gentiva Health Services, Inc. (b)	67,010	585,667

IPC The Hospitalist Co. (b)	59,524	2,197,031

		2,782,698

Health Care Technology—0.62%
Omnicell, Inc. (b)	121,871	1,853,658

Homebuilding—1.02%
Meritage Homes Corp. (b)	113,384	3,068,171

Homefurnishing Retail—1.13%
Pier 1 Imports, Inc.	186,668	3,393,624

Industrial Machinery—4.72%
Gardner Denver Inc.	32,327	2,037,248

IDEX Corp.	63,666	2,682,249

TriMas Corp. (b)	135,003	3,022,717

Valmont Industries, Inc.	28,622	3,360,509

Watts Water Technologies, Inc. -Class A	74,834	3,049,485

		14,152,208

Industrial REIT’s—0.30%
DCT Industrial Trust Inc.	153,533	905,845

Insurance Brokers—1.06%
Arthur J. Gallagher & Co.	88,547	3,164,670

Internet Software & Services—1.20%
ValueClick, Inc. (b)	181,531	3,583,422

Investment Banking & Brokerage—0.79%
Evercore Partners Inc. -Class A	81,741	2,376,211

IT Consulting & Other Services—0.85%
MAXIMUS, Inc.	62,870	2,556,923

Life Sciences Tools & Services—1.67%
Bio-Rad Laboratories, Inc. -Class A (b)	24,345	2,524,333

Charles River Laboratories International, Inc. (b)	68,947	2,488,297

		5,012,630

Managed Health Care—1.02%
AMERIGROUP Corp. (b)	45,315	3,048,793

Multi-Line Insurance—0.96%
American Financial Group, Inc.	74,278	2,865,645

Office REIT’s—1.54%
Douglas Emmett, Inc.	137,300	3,131,813

DuPont Fabros Technology Inc. (c)	60,900	1,489,005

		4,620,818

Oil & Gas Equipment & Services—4.10%
Dresser-Rand Group, Inc. (b)	51,274	2,378,601

Lufkin Industries, Inc.	31,349	2,528,297

Oceaneering International, Inc.	57,288	3,087,250

Oil States International, Inc. (b)	37,509	2,927,952

Superior Energy Services, Inc. (b)(c)	51,633	1,361,046

		12,283,146

Oil & Gas Exploration & Production—2.34%
Energen Corp.	50,934	2,503,406

Rosetta Resources, Inc. (b)	58,239	2,839,734

SandRidge Energy, Inc. (b)	213,230	1,669,591

		7,012,731

Packaged Foods & Meats—0.84%
TreeHouse Foods, Inc. (b)	42,314	2,517,683

Paper Packaging—0.32%
Graphic Packaging Holding Co. (b)	170,772	942,661

Paper Products—0.95%
Schweitzer-Mauduit International, Inc.	41,095	2,838,021

Pharmaceuticals—1.92%
Endo Pharmaceuticals Holdings Inc. (b)	76,240	2,952,775

Questcor Pharmaceuticals, Inc. (b)(c)	74,498	2,802,615

		5,755,390

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Small Cap Equity Fund

	Shares	Value

Property & Casualty Insurance—0.93%
W. R. Berkley Corp.	77,160	$2,787,019

Real Estate Services—0.85%
Jones Lang LaSalle Inc.	30,689	2,556,701

Regional Banks—6.47%
Commerce Bancshares, Inc.	48,161	1,951,484

CVB Financial Corp. (c)	266,573	3,129,567

East West Bancorp, Inc.	122,341	2,824,854

F.N.B. Corp.	229,475	2,772,058

Texas Capital Bancshares, Inc. (b)	104,783	3,627,587

Wintrust Financial Corp. (c)	84,000	3,006,360

Zions Bancorp.	96,466	2,070,160

		19,382,070

Residential REIT’s—0.96%
Education Realty Trust, Inc.	266,100	2,884,524

Restaurants—2.05%
DineEquity, Inc. (b)	49,703	2,465,269

P.F. Chang’s China Bistro, Inc.	43,450	1,717,144

Papa John’s International, Inc. (b)	51,796	1,950,637

		6,133,050

Semiconductor Equipment—2.28%
Cymer, Inc. (b)	53,368	2,668,400

Novellus Systems, Inc. (b)	83,083	4,146,673

		6,815,073

Semiconductors—3.02%
Diodes Inc. (b)	119,011	2,758,675

Lattice Semiconductor Corp. (b)	449,642	2,891,198

Semtech Corp. (b)	118,871	3,383,069

		9,032,942

Specialized REIT’s—1.00%
LaSalle Hotel Properties	106,088	2,985,316

Specialty Chemicals—1.91%
Innophos Holdings, Inc.	58,525	2,933,273

PolyOne Corp.	194,396	2,799,302

		5,732,575

Specialty Stores—1.10%
GNC Holdings, Inc.-Class A	94,799	3,307,537

Steel—1.03%
Haynes International, Inc.	48,529	3,074,312

Systems Software—0.96%
Ariba Inc. (b)	87,819	2,872,559

Technology Distributors—1.11%
Arrow Electronics, Inc. (b)	79,430	3,333,677

Trading Companies & Distributors—1.12%
Beacon Roofing Supply, Inc. (b)	129,850	3,344,936

Trucking—2.30%
Landstar System, Inc.	47,077	2,717,285

Old Dominion Freight Line, Inc. (b)	87,539	4,172,984

		6,890,269

Total Common Stocks & Other Equity Interests (Cost $226,934,211)		295,025,207

Money Market Funds—1.87%
Liquid Assets Portfolio — Institutional Class (d)	2,802,050	2,802,050

Premier Portfolio — Institutional Class (d)	2,802,049	2,802,049

Total Money Market Funds (Cost $5,604,099)		5,604,099

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)—100.36% (Cost $232,538,310)		300,629,306

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds—3.22%
Liquid Assets Portfolio-Institutional Class (Cost $9,624,300) (d)(e)	9,624,300	9,624,300

TOTAL INVESTMENTS—103.58% (Cost $242,162,610)		310,253,606

OTHER ASSETS LESS LIABILITIES—(3.58)%		(10,710,581)

NET ASSETS—100.00%		$299,543,025

Investment Abbreviations:

REIT	— Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at March 31, 2012.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Small Cap Equity Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2012
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco V.I. Small Cap Equity Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
Invesco V.I. Small Cap Equity Fund

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of March 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$310,253,606	$—	$—	$310,253,606

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2012 was $35,025,029 and $35,045,971, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$73,025,021

Aggregate unrealized (depreciation) of investment securities	(6,720,311)

Net unrealized appreciation of investment securities	$66,304,710

Cost of investments for tax purposes is $243,948,896.
Invesco V.I. Small Cap Equity Fund

Invesco V.I. Technology Fund
Quarterly Schedule of Portfolio Holdings
March 31, 2012

invesco.com/us	I-VITEC-QTR-1 03/12	Invesco Advisers, Inc.

Schedule of Investments(a)
March 31, 2012
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—97.75%
Application Software—6.61%
Autodesk, Inc. (b)	28,895	$1,222,836

Citrix Systems, Inc. (b)	41,248	3,254,880

Informatica Corp. (b)	10,354	547,727

Nuance Communications, Inc. (b)	19,416	496,661

Salesforce.com, Inc. (b)	9,984	1,542,628

TIBCO Software Inc. (b)	29,620	903,410

		7,968,142

Communications Equipment—12.00%
ADTRAN, Inc.	23,714	739,640

Brocade Communications Systems, Inc.(b)	106,933	614,865

Ciena Corp. (b)	52,679	852,873

F5 Networks, Inc. (b)	10,021	1,352,434

Finisar Corp. (b)	34,681	698,822

JDS Uniphase Corp. (b)	85,810	1,243,387

Juniper Networks, Inc. (b)	31,045	710,310

Polycom, Inc. (b)	40,912	780,192

QUALCOMM, Inc.	74,157	5,044,159

Riverbed Technology, Inc. (b)	31,209	876,349

Sonus Networks, Inc. (b)	212,719	616,885

Sycamore Networks, Inc. (b)	19,967	354,214

Ubiquiti Networks Inc. (b)	18,543	586,515

		14,470,645

Computer Hardware—11.77%
Apple Inc. (b)	23,682	14,196,649

Computer Storage & Peripherals—6.54%
EMC Corp. (b)	147,065	4,394,302

NetApp, Inc. (b)	35,424	1,585,933

SanDisk Corp. (b)	20,690	1,026,017

Synaptics Inc. (b)	24,251	885,404

		7,891,656

Data Processing & Outsourced Services—7.87%
Alliance Data Systems Corp. (b)	12,462	1,569,713

Genpact Ltd. (Bermuda)(b)	83,942	1,368,255

MasterCard, Inc. -Class A	5,540	2,329,792

VeriFone Systems, Inc. (b)	26,721	1,386,018

Visa Inc. -Class A	18,794	2,217,692

Wright Express Corp. (b)	9,640	623,997

		9,495,467

Electronic Manufacturing Services—1.85%
Jabil Circuit, Inc.	65,306	1,640,487

MA-COM Technology Solutions Holdings Inc. (b)	28,412	589,265

		2,229,752

Fertilizers & Agricultural Chemicals—0.82%
Monsanto Co.	12,349	984,956

Internet Retail—2.20%
Amazon.com, Inc. (b)	8,536	1,728,625

Priceline.com Inc. (b)	1,282	919,835

		2,648,460

Internet Software & Services—7.01%
eBay Inc. (b)	37,607	1,387,322

Google Inc. -Class A (b)	5,081	3,258,140

LogMeIn, Inc. (b)	14,801	521,439

Responsys, Inc. (b)	30,217	361,698

ValueClick, Inc. (b)	63,201	1,247,588

Velti PLC (Ireland)(b)	44,473	602,609

VeriSign, Inc. (b)	27,917	1,070,338

		8,449,134

IT Consulting & Other Services—6.64%
Accenture PLC -Class A (Ireland)(b)	26,251	1,693,190

Cognizant Technology Solutions Corp. -Class A (b)	55,071	4,237,713

International Business Machines Corp.	9,984	2,083,162

		8,014,065

Life Sciences Tools & Services—0.93%
Agilent Technologies, Inc.	25,337	1,127,750

Other Diversified Financial Services—0.30%
BlueStream Ventures L.P. (Acquired 08/03/00-06/13/08; Acquisition Cost $3,149,655) (c)(d)	—	360,816

Research & Consulting Services—0.63%
Acacia Research (b)	18,257	762,047

Semiconductor Equipment—1.50%
Cymer, Inc. (b)	19,119	955,950

Teradyne, Inc. (b)	50,228	848,351

		1,804,301

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Technology Fund

	Shares	Value

Semiconductors—19.21%
ARM Holdings PLC -ADR (United Kingdom)	8,918	$252,290

Atmel Corp. (b)	90,140	888,780

Avago Technologies Ltd. (Singapore)(b)	24,197	942,957

Broadcom Corp. -Class A (b)	64,252	2,525,104

Cirrus Logic, Inc. (b)	27,124	645,551

Cypress Semiconductor Corp. (b)	70,135	1,096,210

Diodes Inc. (b)	37,726	874,489

Fairchild Semiconductor International, Inc. (b)	54,827	805,957

Intel Corp.	99,542	2,798,126

Intermolecular Inc. (b)	67,306	417,970

Lattice Semiconductor Corp. (b)	166,091	1,067,965

Marvell Technology Group Ltd. (b)	73,572	1,157,287

Micron Technology, Inc. (b)	120,428	975,467

Microsemi Corp. (b)	133,462	2,861,425

ON Semiconductor Corp. (b)	111,087	1,000,894

Semtech Corp. (b)	66,350	1,888,321

Skyworks Solutions, Inc. (b)	30,383	840,090

Texas Instruments Inc.	19,653	660,537

Volterra Semiconductor Corp. (b)	27,530	947,445

Xilinx, Inc.	14,206	517,525

		23,164,390

Systems Software—11.87%
Ariba Inc. (b)	35,923	1,175,041

Check Point Software Technologies Ltd. (Israel)(b)	45,006	2,873,183

CommVault Systems, Inc. (b)	13,535	671,877

Fortinet Inc. (b)	50,588	1,398,758

Microsoft Corp.	73,305	2,364,086

Oracle Corp.	106,749	3,112,801

Red Hat, Inc. (b)	15,055	901,644

Rovi Corp. (b)	25,592	833,020

Symantec Corp. (b)	52,955	990,259

		14,320,669

Total Common Stocks & Other Equity Interests (Cost $85,514,063)		117,888,899

Money Market Funds—2.04%
Liquid Assets Portfolio — Institutional Class (e)	1,232,516	1,232,516

Premier Portfolio — Institutional Class(e)	1,232,516	1,232,516

Total Money Market Funds (Cost $2,465,032)		2,465,032

TOTAL INVESTMENTS—99.79% (Cost $87,979,095)		120,353,931

OTHER ASSETS LESS LIABILITIES—0.21%		248,852

NET ASSETS 100%		$120,602,783

Investment Abbreviations:

ADR	— American Depositary Receipt
Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at March 31, 2012 represented less than 1% of the Fund’s Net Assets.

(d)	The Fund has a remaining commitment of $101,250 to purchase additional interests in BlueStream Ventures L.P., which is subject to the terms of the limited partnership agreement.

(e)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Technology Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2012
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco V.I. Technology Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Other Risks — The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.
     Many products and services offered in technology-related industries are subject to rapid obsolescence, which may lower the value of the issuers in this sector.
E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
F.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
Invesco V.I. Technology Fund

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of March 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$119,993,115	$—	$360,816	$120,353,931

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2012 was $11,753,453 and $15,746,336, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$38,574,116

Aggregate unrealized (depreciation) of investment securities	(4,344,070)

Net unrealized appreciation of investment securities	$34,230,046

Cost of investments for tax purposes is $86,123,885.
Invesco V.I. Technology Fund

Invesco V.I. Utilities Fund
Quarterly Schedule of Portfolio Holdings
March 31, 2012

invesco.com/us	I-VIUTI-QTR-1 03/12	Invesco Advisers, Inc.

Schedule of Investments(a)
March 31, 2012
(Unaudited)

	Shares	Value

Common Stocks—93.80%
Electric Utilities—48.96%
American Electric Power Co., Inc.	86,745	$3,346,622

Duke Energy Corp.	99,961	2,100,181

E.ON AG (Germany)	53,357	1,278,074

Edison International	64,154	2,727,187

Entergy Corp.	38,823	2,608,906

Exelon Corp.	101,450	3,977,854

FirstEnergy Corp.	36,331	1,656,330

NextEra Energy, Inc.	13,427	820,121

Northeast Utilities	56,909	2,112,462

Pepco Holdings, Inc.	155,120	2,930,217

Pinnacle West Capital Corp.	23,157	1,109,220

Portland General Electric Co.	129,466	3,234,061

PPL Corp.	60,234	1,702,213

Progress Energy, Inc.	14,637	777,371

Southern Co. (The)	79,108	3,554,322

		33,935,141

Gas Utilities—6.15%
AGL Resources Inc.	45,587	1,787,922

Atmos Energy Corp.	22,316	702,061

ONEOK, Inc.	5,825	475,670

UGI Corp.	47,738	1,300,860

		4,266,513

Independent Power Producers & Energy Traders—4.67%
Calpine Corp. (b)	106,319	1,829,750

NRG Energy, Inc. (b)	90,028	1,410,739

		3,240,489

Integrated Telecommunication Services—4.54%
AT&T Inc.	26,370	823,535

CenturyLink Inc.	25,623	990,329

Verizon Communications Inc.	34,799	1,330,366

		3,144,230

Multi-Utilities—29.48%
CMS Energy Corp.	31,778	699,116

Consolidated Edison, Inc.	9,005	526,072

Dominion Resources, Inc.	59,770	3,060,822

DTE Energy Co.	24,967	1,373,934

National Grid PLC (United Kingdom)	320,668	3,234,090

NiSource Inc.	30,658	746,522

PG&E Corp.	42,228	1,833,117

Public Service Enterprise Group Inc.	43,704	1,337,779

Sempra Energy	37,558	2,251,978

TECO Energy, Inc.	120,370	2,112,494

Xcel Energy, Inc.	123,158	3,259,992

		20,435,916

Total Common Stocks (Cost $53,806,353)		65,022,289

Money Market Funds—5.96%
Liquid Assets Portfolio — Institutional Class (c)	2,065,658	2,065,658

Premier Portfolio — Institutional Class (c)	2,065,658	2,065,658

Total Money Market Funds (Cost $4,131,316)		4,131,316

TOTAL INVESTMENTS—99.76% (Cost $57,937,669)		69,153,605

OTHER ASSETS LESS LIABILITIES—0.24%		164,916

NET ASSETS—100.00%		$69,318,521

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Utilities Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2012
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco V.I. Utilities Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Other Risks — The Fund’s investments are concentrated in a comparatively narrow segment of the economy, which may make the Fund more volatile.
     The Fund may invest a large percentage of its assets in a limited number of securities or other instruments, which could negatively affect the value of the Fund.
     The following factors may affect the Fund’s investments in the utilities sector: governmental regulation, economic factors, ability of the issuer to obtain financing, prices of natural resources and risks associated with nuclear power.
E.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
F.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation
Invesco V.I. Utilities Fund

F.	Foreign Currency Contracts — (continued)
(depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
            The following is a summary of the tiered valuation input levels, as of March 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$69,153,605	$—	$—	$69,153,605

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2012 was $735,653 and $1,669,605, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$12,538,385

Aggregate unrealized (depreciation) of investment securities	(1,577,840)

Net unrealized appreciation of investment securities	$10,960,545

Cost of investments for tax purposes is $58,193,060.
Invesco V.I. Utilities Fund

Invesco Van Kampen V.I. American
Franchise Fund
Effective April 30, 2012,
Invesco Van Kampen V.I. Capital Growth Fund was renamed
Invesco Van Kampen V.I. American Franchise Fund.
Quarterly Schedule of Portfolio Holdings
March 31, 2012

invesco.com/us	VK-VIAMFR-QTR-1 03/12	Invesco Advisers, Inc.

Schedule of Investment(a)
March 31, 2012
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—96.98%
Aerospace & Defense—2.59%
Boeing Co. (The)	28,141	$2,092,846

Precision Castparts Corp.	22,542	3,897,512

		5,990,358

Air Freight & Logistics—0.31%
Expeditors International of Washington, Inc.	15,382	715,417

Apparel, Accessories & Luxury Goods—1.04%
Coach, Inc.	6,526	504,329

Prada S.p.A. (Italy)(b)	291,300	1,894,335

		2,398,664

Application Software—1.47%
Citrix Systems, Inc. (b)	43,126	3,403,073

Asset Management & Custody Banks—0.85%
BlackRock, Inc.	9,584	1,963,762

Automotive Retail—0.55%
AutoZone, Inc. (b)	3,400	1,264,120

Biotechnology—2.14%
Celgene Corp. (b)	21,831	1,692,339

Gilead Sciences, Inc. (b)	66,405	3,243,884

		4,936,223

Broadcasting—1.06%
CBS Corp. -Class B	72,112	2,445,318

Cable & Satellite—3.92%
Comcast Corp. -Class A	96,901	2,907,999

DIRECTV -Class A (b)	109,520	5,403,717

DISH Network Corp. -Class A	22,393	737,401

		9,049,117

Casinos & Gaming—1.28%
Las Vegas Sands Corp.	51,492	2,964,394

Communications Equipment—4.29%
F5 Networks, Inc. (b)	10,343	1,395,891

Juniper Networks, Inc. (b)	47,457	1,085,816

QUALCOMM, Inc.	109,202	7,427,920

		9,909,627

Computer Hardware—10.98%
Apple Inc. (b)	42,309	25,362,976

Computer Storage & Peripherals—3.99%
EMC Corp. (b)	198,253	5,923,800

NetApp, Inc. (b)	56,589	2,533,489

SanDisk Corp. (b)	15,279	757,686

		9,214,975

Construction & Engineering—1.10%
Foster Wheeler AG (Switzerland)(b)	111,681	2,541,860

Construction & Farm Machinery & Heavy Trucks—1.41%
Cummins Inc.	27,165	3,260,887

Data Processing & Outsourced Services—1.80%
Visa Inc. -Class A	35,285	4,163,630

Department Stores—1.58%
Macy’s, Inc.	92,024	3,656,113

Diversified Banks—0.51%
Wells Fargo & Co.	34,227	1,168,510

Diversified Metals & Mining—0.48%
Freeport-McMoRan Copper & Gold Inc.	28,947	1,101,144

Drug Retail—1.58%
CVS Caremark Corp.	81,425	3,647,840

Fertilizers & Agricultural Chemicals—0.94%
Monsanto Co.	27,155	2,165,883

Footwear—0.96%
NIKE, Inc. -Class B	20,536	2,226,924

Gold—1.35%
Goldcorp, Inc. (Canada)	69,295	3,122,433

Health Care Equipment—0.82%
Baxter International Inc.	11,928	713,056

Medtronic, Inc.	30,420	1,192,160

		1,905,216

Health Care Services—0.96%
Express Scripts Co. (b)	40,954	2,218,888

Health Care Technology—0.46%
Allscripts Healthcare Solutions, Inc. (b)	63,518	1,054,399

Heavy Electrical Equipment—1.50%
ABB Ltd. -ADR (Switzerland)(b)	170,183	3,473,435

Home Improvement Retail—0.67%
Home Depot, Inc. (The)	30,921	1,555,635

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen V.I. Capital Growth Fund

	Shares	Value
Hotels, Resorts & Cruise Lines—0.84%
Starwood Hotels & Resorts Worldwide, Inc.	34,221	$1,930,407

Industrial Conglomerates—2.71%
Danaher Corp.	73,712	4,127,872

General Electric Co.	106,398	2,135,408

		6,263,280

Industrial Machinery—0.84%
Ingersoll-Rand PLC (Ireland)	46,920	1,940,142

Integrated Oil & Gas—2.43%
Exxon Mobil Corp.	29,681	2,574,233

Occidental Petroleum Corp.	31,931	3,040,789

		5,615,022

Internet Retail—1.55%
Amazon.com, Inc. (b)	17,684	3,581,187

Internet Software & Services—4.93%
Baidu, Inc. -ADR (China)(b)	16,869	2,458,994

eBay Inc. (b)	83,738	3,089,095

Google Inc. -Class A (b)	9,103	5,837,208

		11,385,297

Investment Banking & Brokerage—0.83%
Goldman Sachs Group, Inc. (The)	15,394	1,914,552

IT Consulting & Other Services—2.28%
Cognizant Technology Solutions Corp. -Class A (b)	68,447	5,266,997

Life Sciences Tools & Services—1.32%
Agilent Technologies, Inc.	68,261	3,038,297

Managed Health Care—1.27%
UnitedHealth Group Inc.	49,578	2,922,127

Oil & Gas Drilling—0.86%
Ensco PLC -ADR (United Kingdom)	37,410	1,980,111

Oil & Gas Equipment & Services—4.50%
Cameron International Corp. (b)	37,566	1,984,611

Halliburton Co.	95,700	3,176,283

National Oilwell Varco Inc.	19,657	1,562,142

Weatherford International Ltd. (b)	242,976	3,666,508

		10,389,544

Oil & Gas Exploration & Production—1.83%
Anadarko Petroleum Corp.	37,823	2,963,054

Noble Energy, Inc.	12,977	1,268,891

		4,231,945

Other Diversified Financial Services—3.17%
JPMorgan Chase & Co.	159,356	7,327,189

Packaged Foods & Meats—0.30%
Mead Johnson Nutrition Co.	8,507	701,657

Pharmaceuticals—3.26%
Abbott Laboratories	38,026	2,330,614

Allergan, Inc.	54,424	5,193,682

		7,524,296

Railroads—1.40%
Union Pacific Corp.	30,076	3,232,568

Restaurants—1.87%
Starbucks Corp.	77,319	4,321,359

Semiconductors—2.32%
Broadcom Corp. -Class A (b)	83,255	3,271,921

Texas Instruments Inc.	31,233	1,049,741

Xilinx, Inc.	28,351	1,032,827

		5,354,489

Soft Drinks—2.10%
Coca-Cola Co. (The)	46,979	3,476,916

Monster Beverage Corp. (b)	22,284	1,383,613

		4,860,529

Specialized REIT’s—1.50%
American Tower Corp.	54,903	3,459,987

Systems Software—3.33%
Check Point Software Technologies Ltd. (Israel)(b)	32,770	2,092,037

Microsoft Corp.	72,078	2,324,516

Rovi Corp. (b)	100,777	3,280,291

		7,696,844

Trucking—0.95%
J.B. Hunt Transport Services, Inc.	40,326	2,192,525

Total Common Stocks & Other Equity Interests (Cost $163,707,677)		224,011,172

Money Market Funds—2.40%
Liquid Assets Portfolio — Institutional Class (c)	2,773,383	2,773,383

Premier Portfolio — Institutional Class (c)	2,773,384	2,773,384

Total Money Market Funds (Cost $5,546,767)		5,546,767

TOTAL INVESTMENTS—99.38% (Cost $169,254,444)		229,557,939

OTHER ASSETS LESS LIABILITIES—0.62%		1,433,139

NET ASSETS—100.00%		$230,991,078

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen V.I. Capital Growth Fund

Investment Abbreviations:

ADR	— American Depositary Receipt

REIT	— Real Estate Investment Trust
Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen V.I. Capital Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2012
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Van Kampen V.I. Capital Growth Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
E.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
Invesco Van Kampen V.I. Capital Growth Fund

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of March 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$229,557,939	$—	$—	$229,557,939

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2012 was $33,260,199 and $53,188,338, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$62,518,153

Aggregate unrealized (depreciation) of investment securities	(3,408,170)

Net unrealized appreciation of investment securities	$59,109,983

Cost of investments for tax purposes is $170,447,956.
NOTE 4 — Subsequent Event
The Board of Trustees unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which Invesco Van Kampen V.I. Capital Growth Fund (the “Fund”) would acquire all of the assets and liabilities of Invesco V.I. Capital Appreciation Fund and Invesco V.I. Leisure Fund (the “Target Funds”) in exchange for shares of the Fund.
     The Target Funds’ shareholders approved the Agreement on April 2, 2012 and the reorganization was consummated on April 30, 2012. Upon closing of the reorganization, shareholders of the Target Funds received a corresponding class of shares of the Fund in exchange for their shares of the Target Funds and the Target Funds liquidated and ceased operations.
     Also, effective April 30, 2012, the Fund changed its name to Invesco Van Kampen V.I. American Franchise Fund.
Invesco Van Kampen V.I. Capital Growth Fund

Invesco Van Kampen V.I. Comstock Fund
Quarterly Schedule of Portfolio Holdings
March 31, 2012

invesco.com/us	VK-VICOM-QTR-1 03/12	Invesco Advisers, Inc.

Schedule of Investments (a)
March 31, 2012
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—97.31%
Aerospace & Defense—1.78%
Honeywell International Inc.	324,563	$19,814,571

Textron Inc.	540,411	15,039,638

		34,854,209

Aluminum—1.10%
Alcoa Inc.	2,145,931	21,502,229

Asset Management & Custody Banks—2.53%
Bank of New York Mellon Corp. (The)	1,658,342	40,015,792

State Street Corp.	209,852	9,548,266

		49,564,058

Automobile Manufacturers—1.44%
General Motors Co. (b)	1,103,681	28,309,418

Cable & Satellite—5.64%
Comcast Corp. -Class A	2,350,249	70,530,972

Time Warner Cable Inc.	492,305	40,122,858

		110,653,830

Communications Equipment—0.87%
Cisco Systems, Inc.	810,334	17,138,564

Computer Hardware—2.33%
Dell Inc. (b)	805,408	13,369,773

Hewlett-Packard Co.	1,360,575	32,422,502

		45,792,275

Diversified Banks—2.80%
U.S. Bancorp	416,231	13,186,198

Wells Fargo & Co.	1,222,236	41,727,137

		54,913,335

Drug Retail—1.77%
CVS Caremark Corp.	775,848	34,757,990

Electric Utilities—2.64%
FirstEnergy Corp.	482,646	22,003,831

PPL Corp.	1,055,735	29,835,071

		51,838,902

Electrical Components & Equipment—0.74%
Emerson Electric Co.	276,777	14,442,224

Electronic Components—0.80%
Corning Inc.	1,108,871	15,612,904

General Merchandise Stores—0.74%
Target Corp.	249,090	14,514,474

Health Care Distributors—0.93%
Cardinal Health, Inc.	423,278	18,247,515

Home Improvement Retail—1.10%
Lowe’s Cos., Inc.	686,444	21,540,613

Hotels, Resorts & Cruise Lines—0.56%
Carnival Corp.	340,671	10,928,726

Household Products—0.34%
Procter & Gamble Co. (The)	100,077	6,726,175

Hypermarkets & Super Centers—0.97%
Wal-Mart Stores, Inc.	311,852	19,085,342

Industrial Conglomerates—1.52%
General Electric Co.	1,485,952	29,823,057

Industrial Machinery—2.12%
Ingersoll-Rand PLC (Ireland)	1,007,630	41,665,501

Integrated Oil & Gas—6.94%
BP PLC -ADR (United Kingdom)	901,840	40,582,800

Chevron Corp.	352,014	37,749,981

Murphy Oil Corp.	381,944	21,491,989

Royal Dutch Shell PLC -ADR (United Kingdom)	517,354	36,282,036

		136,106,806

Integrated Telecommunication Services—2.45%
AT&T Inc.	662,336	20,684,753

Verizon Communications Inc.	717,500	27,430,025

		48,114,778

Internet Software & Services—3.62%
eBay Inc. (b)	1,132,529	41,778,995

Yahoo! Inc. (b)	1,925,619	29,307,921

		71,086,916

Investment Banking & Brokerage—1.93%
Goldman Sachs Group, Inc. (The)	155,300	19,314,661

Morgan Stanley	949,805	18,654,170

		37,968,831

Life & Health Insurance—1.56%
Aflac, Inc.	152,674	7,021,477

MetLife, Inc.	631,559	23,588,729

		30,610,206

Managed Health Care—3.05%
UnitedHealth Group Inc.	675,078	39,789,098

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen V.I. Comstock Fund

	Shares	Value

Managed Health Care—(continued)
WellPoint, Inc.	272,184	$20,087,179

		59,876,277

Movies & Entertainment—4.71%
News Corp. -Class B	1,562,235	31,213,455

Time Warner Inc.	626,505	23,650,564

Viacom Inc. -Class B	790,865	37,534,453

		92,398,472

Oil & Gas Drilling—0.51%
Noble Corp. (b)	267,452	10,021,426

Oil & Gas Equipment & Services—3.42%
Halliburton Co.	1,067,516	35,430,856

Weatherford International Ltd. (b)	2,105,247	31,768,177

		67,199,033

Oil & Gas Exploration & Production—1.24%
Chesapeake Energy Corp.	573,907	13,297,425

QEP Resources Inc.	359,301	10,958,681

		24,256,106

Other Diversified Financial Services—7.65%
Bank of America Corp.	2,716,933	26,001,049

Citigroup Inc.	1,637,994	59,868,681

JPMorgan Chase & Co.	1,399,243	64,337,193

		150,206,923

Packaged Foods & Meats—3.27%
Kraft Foods Inc. -Class A	848,843	32,264,522

Unilever N.V. -New York Shares (Netherlands)	938,932	31,951,856

		64,216,378

Paper Products—2.36%
International Paper Co.	1,317,425	46,241,617

Personal Products—0.31%
Avon Products, Inc.	310,348	6,008,337

Pharmaceuticals—9.60%
Bristol-Myers Squibb Co.	1,114,394	37,610,797

GlaxoSmithKline PLC -ADR (United Kingdom)	454,348	20,404,769

Merck & Co., Inc.	944,427	36,265,997

Novartis AG (Switzerland)	124,297	6,879,989

Pfizer Inc.	2,276,465	51,584,697

Roche Holding AG -ADR (Switzerland)	340,186	14,782,102

Sanofi -ADR (France)	540,582	20,947,553

		188,475,904

Property & Casualty Insurance—3.60%
Allstate Corp. (The)	1,422,253	46,820,569

Travelers Cos., Inc. (The)	400,921	23,734,523

		70,555,092

Regional Banks—2.41%
Fifth Third Bancorp	1,205,177	16,932,737

PNC Financial Services Group, Inc.	472,031	30,441,279

		47,374,016

Semiconductor Equipment—0.36%
KLA-Tencor Corp.	131,349	7,148,013

Semiconductors—0.75%
Intel Corp.	526,746	14,806,830

Soft Drinks—0.44%
PepsiCo, Inc.	129,128	8,567,643

Specialty Stores—0.83%
Staples, Inc.	1,010,573	16,351,071

Systems Software—2.68%
Microsoft Corp.	1,628,706	52,525,768

Wireless Telecommunication Services—0.90%
Vodafone Group PLC -ADR (United Kingdom)	640,564	17,724,406

Total Common Stocks & Other Equity Interests (Cost $1,902,566,766)		1,909,752,190

Money Market Funds—3.12%
Liquid Assets Portfolio — Institutional Class (c)	30,653,898	30,653,898

Premier Portfolio — Institutional Class (c)	30,653,898	30,653,898

Total Money Market Funds (Cost $61,307,796)		61,307,796

TOTAL INVESTMENTS—100.43% (Cost $1,963,874,562)		1,971,059,986

OTHER ASSETS LESS LIABILITIES—(0.43%)		(8,412,301)

NET ASSETS—100.00%		$1,962,647,685

Investment Abbreviations:
ADR	— American Depositary Receipt
Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen V.I. Comstock Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2012
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Van Kampen V.I. Comstock Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
E.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
Invesco Van Kampen V.I. Comstock Fund

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
      The following is a summary of the tiered valuation input levels, as of March 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$1,956,277,884	$14,782,102	$—	$1,971,059,986

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2012 was $76,165,270 and $129,434,557, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$203,284,570

Aggregate unrealized (depreciation) of investment securities	(201,348,687)

Net unrealized appreciation of investment securities	$1,935,883

Cost of investments for tax purposes is $1,969,124,103.
Invesco Van Kampen V.I. Comstock Fund

Invesco Van Kampen V.I. Equity And
Income Fund
Quarterly Schedule of Portfolio Holdings
March 31, 2012

invesco.com/us	VK-VIEQI-QTR-1 03/12	Invesco Advisers, Inc.

Schedule of Investments(a)
March 31, 2012
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—62.90%
Agricultural Products—0.74%
Archer-Daniels-Midland Co.	230,381	$7,293,862

Asset Management & Custody Banks—1.15%
Northern Trust Corp.	115,089	5,460,973

State Street Corp.	131,377	5,977,654

		11,438,627

Cable & Satellite—2.62%
Comcast Corp. -Class A	518,577	15,562,496

Time Warner Cable Inc.	127,282	10,373,483

		25,935,979

Computer Hardware—1.15%
Dell Inc. (b)	331,981	5,510,885

Hewlett-Packard Co.	249,056	5,935,004

		11,445,889

Data Processing & Outsourced Services—0.58%
Western Union Co. (The)	325,380	5,726,688

Diversified Banks—1.85%
Comerica, Inc.	149,859	4,849,437

U.S. Bancorp	164,598	5,214,465

Wells Fargo & Co.	242,623	8,283,149

		18,347,051

Diversified Chemicals—0.70%
PPG Industries, Inc.	72,328	6,929,022

Diversified Support Services—0.49%
Cintas Corp.	123,645	4,836,992

Drug Retail—0.64%
Walgreen Co.	188,108	6,299,737

Electric Utilities—2.21%
American Electric Power Co., Inc.	184,762	7,128,118

Edison International	132,147	5,617,569

Entergy Corp.	53,584	3,600,845

FirstEnergy Corp.	121,673	5,547,072

		21,893,604

Food Distributors—0.86%
Sysco Corp.	285,033	8,511,085

Health Care Distributors—0.46%
Cardinal Health, Inc.	106,910	4,608,890

Health Care Equipment—1.09%
Medtronic, Inc.	275,541	10,798,452

Home Improvement Retail—0.92%
Home Depot, Inc. (The)	181,719	9,142,283

Hotels, Resorts & Cruise Lines—0.63%
Carnival Corp.	195,815	6,281,745

Household Products—2.02%
Energizer Holdings, Inc. (b)	47,224	3,503,076

Procter & Gamble Co. (The)	245,759	16,517,463

		20,020,539

Industrial Conglomerates—4.62%
General Electric Co.	1,477,074	29,644,875

Tyco International Ltd.	288,353	16,199,672

		45,844,547

Industrial Machinery—0.91%
Ingersoll-Rand PLC (Ireland)	219,302	9,068,138

Insurance Brokers—2.38%
Aon PLC (b)	87,307	4,283,281

Marsh & McLennan Cos., Inc.	588,016	19,281,045

		23,564,326

Integrated Oil & Gas—3.87%
ConocoPhillips	68,038	5,171,568

Exxon Mobil Corp.	93,455	8,105,352

Hess Corp.	129,883	7,656,603

Occidental Petroleum Corp.	68,383	6,512,113

Royal Dutch Shell PLC -ADR (United Kingdom)	156,275	10,959,566

		38,405,202

Integrated Telecommunication Services—0.78%
Verizon Communications Inc.	202,718	7,749,909

Internet Software & Services—1.75%
eBay Inc. (b)	469,785	17,330,369

Investment Banking & Brokerage—0.72%
Charles Schwab Corp. (The)	495,623	7,122,103

Investment Companies — Exchange Traded Funds—0.27%
SPDR S&P Homebuilders ETF	127,200	2,713,176

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen V.I. Equity and Income Fund

	Shares	Value
IT Consulting & Other Services—0.66%
Amdocs Ltd. (b)	207,808	$6,562,577

Managed Health Care—1.92%
Cigna Corp.	104,779	5,160,366

UnitedHealth Group Inc.	229,540	13,529,087

WellPoint, Inc.	4,062	299,776

		18,989,229

Movies & Entertainment—2.46%
Time Warner Inc.	301,108	11,366,827

Viacom Inc. -Class B	273,941	13,001,240

		24,368,067

Oil & Gas Equipment & Services—1.24%
Baker Hughes Inc.	105,276	4,415,275

Cameron International Corp. (b)	74,098	3,914,597

Schlumberger Ltd.	56,422	3,945,591

		12,275,463

Oil & Gas Exploration & Production—2.22%
Anadarko Petroleum Corp.	193,751	15,178,453

Devon Energy Corp.	84,601	6,016,823

WPX Energy Inc. (b)	44,494	801,337

		21,996,613

Oil & Gas Storage & Transportation—0.60%
Williams Cos., Inc. (The)	193,368	5,957,668

Other Diversified Financial Services—4.78%
Citigroup Inc.	348,005	12,719,583

JPMorgan Chase & Co.	753,109	34,627,952

		47,347,535

Packaged Foods & Meats—1.57%
Kraft Foods Inc. -Class A	173,198	6,583,256

Unilever N.V. -New York Shares (Netherlands)	264,130	8,988,344

		15,571,600

Personal Products—1.12%
Avon Products, Inc.	572,883	11,091,015

Pharmaceuticals—4.54%
Abbott Laboratories	33,889	2,077,057

Bristol-Myers Squibb Co.	339,579	11,460,791

Eli Lilly & Co.	77,283	3,112,186

Hospira, Inc. (b)	55,782	2,085,689

Merck & Co., Inc.	321,435	12,343,104

Pfizer Inc.	613,612	13,904,448

		44,983,275

Property & Casualty Insurance—0.51%
Chubb Corp. (The)	73,750	5,096,862

Regional Banks—2.45%
BB&T Corp.	209,695	6,582,326

Fifth Third Bancorp	360,090	5,059,265

PNC Financial Services Group, Inc.	195,984	12,639,008

		24,280,599

Semiconductor Equipment—0.58%
Applied Materials, Inc.	460,650	5,730,486

Semiconductors—0.64%
Intel Corp.	224,165	6,301,278

Soft Drinks—1.42%
Coca-Cola Co. (The)	93,297	6,904,911

PepsiCo, Inc.	108,030	7,167,790

		14,072,701

Systems Software—1.64%
Microsoft Corp.	504,402	16,266,964

Wireless Telecommunication Services—1.14%
Vodafone Group PLC -ADR (United Kingdom)	409,880	11,341,380

Total Common Stocks & Other Equity Interests (Cost $521,703,083)		623,541,527

	Principal
	Amount

Bonds and Notes—17.47%
Advertising—0.18%
Interpublic Group of Cos., Inc. (The), Sr. Unsec. Conv. Global Notes, 4.75%, 03/15/13(c)	1,445,000	1,659,944

WPP Finance (United Kingdom), Sr. Unsec. Gtd. Global Notes, 8.00%, 09/15/14	100,000	114,646

		1,774,590

Aerospace & Defense—0.02%
Raytheon Co., Sr. Unsec. Notes, 1.63%, 10/15/15	185,000	188,709

Agricultural Products—0.03%
Corn Products International, Inc., Sr. Unsec. Notes, 6.63%, 04/15/37	255,000	289,873

Airlines—0.11%
Continental Airlines, Inc., Series 2010-1, Class A, Sec. Pass Through Ctfs., 4.75%, 01/12/21	308,933	323,607

Series 2012-1, Class A, Sec. Pass Through Ctfs., 4.15%, 04/11/24	510,000	504,581

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen V.I. Equity and Income Fund

	Principal
	Amount	Value

Airlines—(continued)
Delta Air Lines Inc., Series 2010-1, Class A, Sec. Pass Through Ctfs., 6.20%, 07/02/18	$224,821	$245,336

		1,073,524

Alternative Carriers—0.35%
TW, Telecom Inc., Sr. Unsec. Conv. Deb., 2.38%, 04/01/13(c)	2,794,000	3,475,037

Application Software—0.02%
Adobe Systems, Inc., Sr. Unsec. Global Notes, 4.75%, 02/01/20	185,000	201,722

Asset Management & Custody Banks—0.28%
Affiliated Managers Group, Inc., Sr. Unsec. Conv. Notes, 3.95%, 08/15/13(c)	2,511,000	2,774,655

Automobile Manufacturers—0.07%
Daimler Finance North America LLC, Sr. Unsec. Gtd. Notes, 1.88%, 09/15/14(d)	700,000	708,869

Automotive Retail—0.12%
Advance Auto Parts, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 05/01/20	585,000	650,992

AutoZone, Inc., Sr. Unsec. Global Notes, 6.50%, 01/15/14	395,000	432,609

Sr. Unsec. Notes, 5.88%, 10/15/12	60,000	61,717

		1,145,318

Biotechnology—1.36%
Amylin Pharmaceuticals Inc., Sr. Unsec. Conv. Global Notes, 3.00%, 06/15/14	2,736,000	2,725,740

Gilead Sciences Inc.-Series D, Sr. Unsec. Conv. Notes, 1.63%, 05/01/16	6,360,000	8,156,700

Vertex Pharmaceuticals Inc., Sr. Unsec. Sub. Conv. Notes, 3.35%, 10/01/15	2,217,000	2,552,321

		13,434,761

Brewers—0.08%
Anheuser-Busch InBev Worldwide, Inc., Sr. Unsec. Gtd. Global Notes, 3.63%, 04/15/15	395,000	425,509

5.38%, 01/15/20	50,000	59,039

FBG Financial Ltd. (Australia), Sr. Unsec. Gtd. Notes, 5.13%, 06/15/15(d)	325,000	353,637

		838,185

Broadcasting—0.01%
COX Communications Inc., Sr. Unsec. Global Notes, 5.45%, 12/15/14	20,000	22,241

Sr. Unsec. Notes, 8.38%, 03/01/39(d)	80,000	112,553

		134,794

Cable & Satellite—0.37%
Comcast Corp., Sr. Unsec. Gtd. Global Notes, 5.70%, 05/15/18	445,000	525,437

DIRECTV Holdings LLC/ DIRECTV Financing Co., Inc.,
Sr. Unsec. Gtd. Global Notes, 7.63%, 05/15/16	1,050,000	1,097,906

Sr. Unsec. Gtd. Notes, 2.40%, 03/15/17(d)	225,000	223,563

5.15%, 03/15/42(d)	370,000	362,120

NBC Universal Media LLC, Sr. Unsec. Global Notes, 2.10%, 04/01/14	230,000	235,042

5.15%, 04/30/20	175,000	198,087

5.95%, 04/01/41	215,000	248,389

Time Warner Cable, Inc., Sr. Unsec. Gtd. Global Notes, 8.75%, 02/14/19	215,000	281,206

Sr. Unsec. Gtd. Notes, 5.88%, 11/15/40	470,000	510,706

		3,682,456

Casinos & Gaming—0.95%
International Game Technology, Sr. Unsec. Conv. Notes, 3.25%, 05/01/14	3,480,000	3,962,850

MGM Resorts International, Sr. Unsec. Gtd. Conv. Notes, 4.25%, 04/15/15	5,130,000	5,444,212

		9,407,062

Communications Equipment—0.28%
Ciena Corp., Sr. Unsec. Conv. Notes, 4.00%, 03/15/15(d)	2,460,000	2,789,025

Computer & Electronics Retail—0.04%
Best Buy Co., Inc., Sr. Unsec. Notes, 5.50%, 03/15/21	420,000	412,090

Computer Hardware—0.04%
Hewlett-Packard Co., Sr. Unsec. Global Notes, 2.63%, 12/09/14	420,000	433,465

Computer Storage & Peripherals—0.80%
SanDisk Corp., Sr. Unsec. Conv. Notes, 1.00%, 05/15/13	7,906,000	7,925,765

Construction Materials—0.51%
Cemex S.A.B. de C.V. (Mexico), Unsec. Sub. Conv. Notes, 4.88%, 03/15/15	5,300,000	5,008,500

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen V.I. Equity and Income Fund

	Principal
	Amount	Value

Consumer Finance—0.01%
American Express Credit Corp., Series C, Sr. Unsec. Medium-Term Global Notes, 7.30%, 08/20/13	$35,000	$37,890

Capital One Financial Corp., Sr. Unsec. Notes, 6.75%, 09/15/17	50,000	59,179

		97,069

Diversified Banks—1.35%
Abbey National Treasury Services PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 2.88%, 04/25/14	155,000	154,506

4.00%, 04/27/16	230,000	229,499

Sr. Unsec. Gtd. Medium-Term Euro Notes, 3.88%, 11/10/14(d)	310,000	310,960

Ally Financial, Inc., Gtd. Notes, 2.20%, 12/19/12	550,000	557,539

Bank of Nova Scotia (Canada), Sr. Unsec. Global Notes, 2.38%, 12/17/13	395,000	406,230

Barclays Bank PLC (United Kingdom), Sr. Unsec. Global Notes, 6.75%, 05/22/19	510,000	591,106

Unsec. Sub. Global Notes, 5.14%, 10/14/20	275,000	265,787

Sr. Unsec. Global Notes, 2.75%, 02/23/15	200,000	201,701

BPCE S.A. (France), Sr. Unsec. Notes, 2.38%, 10/04/13(d)	390,000	388,969

Citibank N.A., Sr. Unsec. Gtd. Notes, 1.75%, 12/28/12	1,500,000	1,516,190

Danske Bank A/S (Denmark), Sr. Unsec. Notes, 3.88%, 04/14/16(d)	565,000	556,671

HBOS PLC (United Kingdom)-Series G, Unsec. Sub. Medium-Term Global Notes, 6.75%, 05/21/18(d)	325,000	302,153

HSBC Bank PLC (United Kingdom), Sr. Unsec. Notes, 4.13%, 08/12/20(d)	565,000	577,036

HSBC Finance Corp., Sr. Unsec. Global Notes, 7.00%, 05/15/12	470,000	473,488

ING Bank N.V. (Netherlands), Unsec. Notes, 3.75%, 03/07/17(d)	755,000	752,079

Korea Development Bank (The) (South Korea), Sr. Unsec. Global Notes, 4.38%, 08/10/15	200,000	210,733

Lloyds TSB Bank PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 4.88%, 01/21/16	665,000	690,334

Sr. Unsec. Gtd. Medium-Term Notes, 5.80%, 01/13/20(d)	185,000	190,829

National Australia Bank Ltd. (Australia), Sr. Unsec. Bonds, 3.75%, 03/02/15(d)	190,000	199,583

Nordea Bank A.B. (Sweden), Sr. Unsec. Notes, 4.88%, 01/27/20(d)	245,000	262,105

Rabobank Nederland N.V. (Netherlands), Sr. Unsec. Medium-Term Global Notes, 4.75%, 01/15/20(d)	490,000	516,306

Royal Bank of Scotland PLC (The) (United Kingdom), Sr. Unsec. Gtd. Global Notes, 4.88%, 03/16/15	445,000	461,817

Santander U.S. Debt S.A. Unipersonal (Spain), Sr. Unsec. Gtd. Notes, 3.72%, 01/20/15(d)	200,000	196,163

Societe Generale S.A. (France), Sr. Unsec. Notes, 2.50%, 01/15/14(d)	705,000	696,965

Standard Chartered Bank (United Kingdom), Unsec. Sub. Notes, 6.40%, 09/26/17(d)	100,000	109,837

Standard Chartered PLC (United Kingdom), Sr. Unsec. Notes, 3.85%, 04/27/15(d)	255,000	264,643

5.50%, 11/18/14(d)	100,000	106,906

U.S. Bancorp., Sr. Unsec. Notes, 2.00%, 06/14/13	530,000	539,220

U.S. Bank N.A., Sub. Variable Rate Notes, 3.78%, 04/29/20 (g)	450,000	471,715

Wells Fargo & Co., Sr. Unsec. Global Notes, 3.63%, 04/15/15	50,000	53,336

Sr. Unsec. Notes, 5.63%, 12/11/17	580,000	674,288

Westpac Banking Corp. (Australia), Sr. Unsec. Global Notes, 2.10%, 08/02/13	440,000	445,773

		13,374,467

Diversified Capital Markets—0.05%
Credit Suisse AG (Switzerland), Sr. Unsec. Medium-Term Global Notes, 5.30%, 08/13/19	170,000	187,250

UBS AG (Switzerland), Sr. Unsec. Global Notes, 5.88%, 12/20/17	250,000	277,283

		464,533

Diversified Metals & Mining—0.11%
Anglo American Capital PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 9.38%, 04/08/19(d)	200,000	264,816

Freeport-McMoRan Copper & Gold Inc., Sr. Unsec. Global Notes, 1.40%, 02/13/15	455,000	454,070

Rio Tinto Finance USA Ltd. (Australia), Sr. Unsec. Gtd. Global Notes, 9.00%, 05/01/19	295,000	399,548

Southern Copper Corp., Sr. Unsec. Global Notes, 5.38%, 04/16/20	5,000	5,554

6.75%, 04/16/40	10,000	10,978

		1,134,966

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen V.I. Equity and Income Fund

	Principal
	Amount	Value

Diversified Real Estate Activities—0.00%
Brookfield Asset Management, Inc. (Canada), Sr. Unsec. Notes, 7.13%, 06/15/12	$20,000	$20,209

Diversified REIT’s—0.12%
Dexus Diversified Trust/Dexus Office Trust (Australia), Sr. Unsec. Gtd. Notes, 5.60%, 03/15/21(d)	1,155,000	1,152,335

Diversified Support Services—0.05%
Cintas Corp. No. 2, Sr. Unsec. Gtd. Notes, 2.85%, 06/01/16	520,000	533,937

Drug Retail—0.04%
CVS Caremark Corp., Sec. Global Pass Through Ctfs., 6.04%, 12/10/28	376,030	406,272

Electric Utilities—0.15%
Electricite de France S.A. (France), Sr. Unsec. Notes, 4.60%, 01/27/20(d)	150,000	159,271

Enel Finance International N.V. (Luxembourg), Sr. Unsec. Gtd. Notes, 5.13%, 10/07/19(d)	425,000	421,099

Iberdola Finance Ireland Ltd. (Ireland), Sr. Unsec. Gtd. Notes, 3.80%, 09/11/14(d)	200,000	204,695

Louisville Gas & Electric Co., Sec. First Mortgage Global Bonds, 1.63%, 11/15/15	405,000	413,140

Ohio Power Co., Series M, Sr. Unsec. Notes, 5.38%, 10/01/21	200,000	229,636

PPL Electric Utilities Corp., Sec. First Mortgage Bonds, 6.25%, 05/15/39	50,000	65,322

Virginia Electric & Power Co., Sr. Unsec. Notes, 5.00%, 06/30/19	15,000	17,315

		1,510,478

Electronic Components—0.01%
Corning, Inc., Sr. Unsec. Notes, 6.63%, 05/15/19	35,000	42,122

7.25%, 08/15/36	60,000	72,174

		114,296

Environmental & Facilities Services—0.04%
Waste Management, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 03/15/14	395,000	424,853

Food Retail—0.02%
Delhaize Group S.A. (Belgium), Sr. Unsec. Gtd. Bonds, 5.88%, 02/01/14	180,000	193,560

General Merchandise Stores—0.08%
Target Corp., Sr. Unsec. Global Notes, 2.90%, 01/15/22	760,000	753,393

Gold—0.25%
Barrick Gold Corp. (Canada), Sr. Unsec. Global Notes, 2.90%, 05/30/16	425,000	443,930

Sr. Unsec. Notes, 3.85%, 04/01/22(d)	285,000	284,841

5.25%, 04/01/42(d)	305,000	302,161

Gold Fields Orogen Holding BVI Ltd. (Mali), Sr. Unsec. Gtd. Notes, 4.88%, 10/07/20(d)	665,000	640,708

Newmont Mining Corp., Sr. Unsec. Gtd. Global Notes, 3.50%, 03/15/22	855,000	830,363

		2,502,003

Health Care Equipment—0.48%
Boston Scientific Corp., Sr. Unsec. Notes, 4.50%, 01/15/15	220,000	236,260

CareFusion Corp., Sr. Unsec. Global Notes, 4.13%, 08/01/12	330,000	333,571

NuVasive Inc., Sr. Unsec. Conv. Notes, 2.75%, 07/01/17	1,104,000	946,680

Teleflex Inc., Sr. Unsec. Sub. Conv. Notes, 3.88%, 08/01/17	2,736,000	3,225,060

		4,741,571

Health Care Facilities—0.62%
Brookdale Senior Living Inc., Sr. Unsec. Conv. Notes, 2.75%, 06/15/18	1,905,000	1,788,319

LifePoint Hospitals Inc., Sr. Unsec. Sub. Conv. Notes, 3.50%, 05/15/14	4,141,000	4,348,050

		6,136,369

Health Care Services—0.46%
Express Scripts Holding Co., Sr. Unsec. Gtd. Global Notes, 5.25%, 06/15/12	925,000	933,795

6.25%, 06/15/14	70,000	76,896

Sr. Unsec. Gtd. Notes, 3.13%, 05/15/16	300,000	311,431

Medco Health Solutions Inc., Sr. Unsec. Notes, 2.75%, 09/15/15	220,000	226,481

Omnicare Inc., Sr. Unsec. Sub. Gtd. Conv. Notes, 3.75%, 04/01/42	1,474,000	1,474,398

Series OCR, Sr. Unsec. Gtd. Conv. Deb., 3.25%, 12/15/15(c)	1,625,000	1,570,156

		4,593,157

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen V.I. Equity and Income Fund

	Principal
	Amount	Value

Hotels, Resorts & Cruise Lines—0.49%
Gaylord Entertainment Co., Sr. Unsec. Gtd. Conv. Notes, 3.75%, 10/01/14(d)	$2,778,000	$3,576,675

Hyatt Hotels Corp., Sr. Unsec. Notes, 5.75%, 08/15/15(d)	70,000	77,142

Wyndham Worldwide Corp., Sr. Unsec. Notes, 4.25%, 03/01/22	600,000	589,518

5.63%, 03/01/21	580,000	625,312

7.38%, 03/01/20	20,000	24,109

		4,892,756

Housewares & Specialties—0.06%
Tupperware Brands Corp., Sr. Unsec. Gtd. Global Notes, 4.75%, 06/01/21	605,000	619,955

Hypermarkets & Super Centers—0.01%
Wal-Mart Stores, Inc., Sr. Unsec. Global Notes, 6.50%, 08/15/37	50,000	65,863

Industrial Conglomerates—0.50%
General Electric Capital Corp., Sr. Unsec. Medium-Term Global Notes, 4.65%, 10/17/21	430,000	458,926

Series G, Sr. Unsec. Gtd. Medium-Term Global Notes, 2.20%, 06/08/12	80,000	80,289

2.63%, 12/28/12	3,450,000	3,509,334

Sr. Unsec. Medium-Term Notes, 6.00%, 08/07/19	300,000	351,083

General Electric Co., Sr. Unsec. Global Notes, 5.25%, 12/06/17	485,000	561,607

Koninklije Philips Electronics N.V. (Netherlands), Sr. Unsec. Global Notes, 5.75%, 03/11/18	25,000	29,160

		4,990,399

Industrial Machinery—0.10%
Pentair, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 05/15/21	950,000	992,477

Integrated Oil & Gas—0.16%
Hess Corp., Sr. Unsec. Global Notes, 5.60%, 02/15/41	195,000	212,594

Husky Energy Inc. (Canada), Sr. Unsec. Notes, 3.95%, 04/15/22	300,000	302,901

Petroleos Mexicanos (Mexico), Sr. Unsec. Gtd. Notes, 4.88%, 01/24/22(d)	570,000	599,303

Phillips 66, Sr. Unsec. Gtd. Notes, 1.95%, 03/05/15(d)	385,000	388,123

Shell International Finance B.V. (Netherlands), Sr. Unsec. Gtd. Global Notes, 3.10%, 06/28/15	115,000	123,222

		1,626,143

Integrated Telecommunication Services—0.37%
AT&T Corp., Sr. Unsec. Gtd. Global Notes, 8.00%, 11/15/31	4,000	5,637

AT&T Inc., Sr. Unsec. Global Notes, 1.60%, 02/15/17	455,000	455,453

2.50%, 08/15/15	20,000	20,852

5.35%, 09/01/40	101,000	107,208

6.15%, 09/15/34	140,000	161,517

CenturyLink Inc., Sr. Unsec. Global Notes, 5.80%, 03/15/22	245,000	239,813

7.65%, 03/15/42	330,000	313,004

Deutsche Telekom International Finance B.V. (Netherlands), Sr. Unsec. Gtd. Global Bonds, 8.75%, 06/15/30	155,000	213,966

France Telecom S.A. (France), Sr. Unsec. Global Notes, 5.38%, 01/13/42	260,000	276,452

Telecom Italia Capital S.A. (Luxembourg), Sr. Unsec. Gtd. Global Notes, 7.00%, 06/04/18	520,000	559,175

Verizon Communications, Inc., Sr. Unsec. Global Notes, 3.00%, 04/01/16	230,000	243,212

4.75%, 11/01/41	210,000	214,525

6.35%, 04/01/19	260,000	318,009

8.95%, 03/01/39	300,000	464,894

Windstream Georgia Communications Corp., Sr. Unsec. Notes, 6.50%, 11/15/13	39,000	39,921

		3,633,638

Investment Banking & Brokerage—0.80%
Charles Schwab Corp. (The), Sr. Unsec. Notes, 4.45%, 07/22/20	510,000	556,643

Goldman Sachs Group, Inc. (The), Sr. Unsec. Conv. Medium-Term Notes, 1.00%, 03/15/17(d)(h)	3,328,000	3,272,256

Sr. Unsec. Global Notes, 3.70%, 08/01/15	65,000	66,260

5.25%, 07/27/21	400,000	396,610

6.15%, 04/01/18	905,000	978,301

Unsec. Sub. Global Notes, 6.75%, 10/01/37	385,000	377,950

Macquarie Group Ltd. (Australia), Sr. Unsec. Notes, 6.00%, 01/14/20(d)	50,000	49,456

Morgan Stanley, Sr. Unsec. Global Notes, 3.80%, 04/29/16	700,000	682,530

4.00%, 07/24/15	610,000	609,605

Sr. Unsec. Notes, 3.45%, 11/02/15	715,000	699,143

5.75%, 01/25/21	220,000	216,683

		7,905,437

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen V.I. Equity and Income Fund

	Principal
	Amount	Value

Life & Health Insurance—0.20%
Aegon N.V. (Netherlands), Sr. Unsec. Global Bonds, 4.63%, 12/01/15	$275,000	$292,065

Aflac Inc., Sr. Unsec Global Notes, 4.00%, 02/15/22	390,000	394,048

MetLife, Inc., Sr. Unsec. Global Notes, 4.75%, 02/08/21	410,000	451,013

Pacific LifeCorp., Sr. Unsec. Notes, 6.00%, 02/10/20(d)	215,000	234,168

Prudential Financial, Inc., Series D, Sr. Unsec. Disc. Medium-Term Notes, 4.75%, 09/17/15	255,000	277,609

Sr. Unsec. Medium-Term Notes, 3.88%, 01/14/15	50,000	52,779

6.63%, 12/01/37	110,000	127,509

7.38%, 06/15/19	105,000	130,057

		1,959,248

Managed Health Care—0.06%
Aetna, Inc., Sr. Unsec. Global Notes, 3.95%, 09/01/20	605,000	639,286

Mortgage Backed Securities—0.01%
U.S. Bank N.A., Sr. Unsec. Medium-Term Notes, 5.92%, 05/25/12	56,180	56,603

Movies & Entertainment—0.34%
Liberty Interractive LLC, Sr. Unsec. Conv. Notes, 3.13%, 03/30/13(c)	2,627,200	3,185,480

Time Warner, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 11/15/16	130,000	152,471

		3,337,951

Multi-Line Insurance—0.04%
CNA Financial Corp., Sr. Unsec. Global Bonds, 5.88%, 08/15/20	325,000	350,577

Liberty Mutual Group Inc., Sr. Unsec. Notes, 5.75%, 03/15/14(d)	45,000	46,772

		397,349

Office Electronics—0.00%
Xerox Corp., Sr. Unsec. Notes, 4.25%, 02/15/15	40,000	42,544

Office REIT’s—0.04%
Digital Realty Trust L.P., Sr. Unsec. Gtd. Global Notes, 4.50%, 07/15/15	335,000	351,526

Oil & Gas Drilling—0.02%
Noble Holding International Ltd., Sr. Unsec. Gtd. Global Notes, 2.50%, 03/15/17	150,000	151,121

Oil & Gas Equipment & Services—0.24%
Helix Energy Solutions Group, Inc., Sr. Unsec. Conv. Notes, 3.25%, 12/15/12(c)	2,331,000	2,365,965

Oil & Gas Exploration & Production—0.14%
Petrobras International Finance Co. (Brazil), Sr. Unsec. Gtd. Global Notes, 6.88%, 01/20/40	15,000	17,711

Petroleos Mexicanos (Mexico), Sr. Unsec. Gtd. Global Notes, 5.50%, 01/21/21	395,000	438,411

Southwestern Energy Co., Sr. Unsec. Gtd. Notes, 4.10%, 03/15/22(d)	755,000	750,639

Stone Energy Corp., Sr. Unsec. Gtd. Conv. Notes, 1.75%, 03/01/17(d)	150,000	145,500

		1,352,261

Oil & Gas Storage & Transportation—0.13%
Enterprise Products Operating LLC, Sr. Unsec. Gtd. Global Notes, 5.25%, 01/31/20	115,000	129,290

Sr. Unsec. Gtd. Notes, 6.45%, 09/01/40	25,000	29,542

Series N, Sr. Unsec. Gtd. Notes, 6.50%, 01/31/19	245,000	290,282

Plains All American Pipeline L.P./ PAA Finance Corp., Sr. Unsec. Global Notes, 3.65%, 06/01/22	355,000	348,392

Spectra Energy Capital LLC, Sr. Unsec. Gtd. Notes, 5.65%, 03/01/20	50,000	56,290

7.50%, 09/15/38	120,000	152,523

Texas Eastern Transmission L.P., Sr. Unsec. Notes, 7.00%, 07/15/32	185,000	230,107

		1,236,426

Other Diversified Financial Services—0.94%
Bank of America Corp., Sr. Unsec. Global Notes, 5.75%, 12/01/17	975,000	1,047,187

Series L, Sr. Unsec. Medium-Term Global Notes, 5.65%, 05/01/18	350,000	374,287

Bear Stearns Cos., LLC (The), Sr. Unsec. Global Notes, 7.25%, 02/01/18	340,000	411,684

Citigroup Funding, Inc., Unsec. Gtd. Unsub. Global Notes, 2.25%, 12/10/12	3,450,000	3,497,134

Citigroup Inc., Sr. Unsec. Global Notes, 6.01%, 01/15/15	65,000	70,609

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen V.I. Equity and Income Fund

	Principal
	Amount	Value

Other Diversified Financial Services—(continued)
Citigroup, Inc., Sr. Unsec. Global Notes, 6.13%, 11/21/17	$495,000	$553,781

8.50%, 05/22/19	455,000	562,105

Sr. Unsec. Notes, 4.75%, 05/19/15	75,000	79,070

ERAC USA Finance LLC, Sr. Unsec. Gtd. Notes, 2.75%, 07/01/13(d)	340,000	345,002

General Electric Capital Corp., Sr. Unsec. Global Notes, 5.90%, 05/13/14	75,000	82,495

JPMorgan Chase & Co., Sr. Unsec. Global Notes, 4.40%, 07/22/20	400,000	417,376

4.50%, 01/24/22	570,000	595,143

4.75%, 05/01/13	65,000	67,712

Sr. Unsec. Notes, 6.00%, 01/15/18	615,000	712,354

Unsec. Sub. Global Notes, 5.13%, 09/15/14	70,000	75,097

Merrill Lynch & Co., Inc., Sr. Unsec. Medium-Term Notes, 6.88%, 04/25/18	410,000	455,176

Twin Reefs Pass-Through Trust, Sec. Pass Through Ctfs., 1.39% (Acquired 12/07/04; Cost $90,000) (d)(e)(f)(g)	90,000	—

		9,346,212

Packaged Foods & Meats—0.12%
Grupo Bimbo S.A.B. de C.V. (Mexico), Sr. Unsec. Gtd. Notes, 4.88%, 06/30/20(d)	270,000	285,182

Kraft Foods Inc., Sr. Unsec. Global Notes, 5.38%, 02/10/20	215,000	248,605

7.00%, 08/11/37	305,000	387,595

Sr. Unsec. Notes, 6.88%, 01/26/39	200,000	251,643

		1,173,025

Paper Products—0.03%
International Paper Co., Sr. Unsec. Global Notes, 6.00%, 11/15/41	285,000	309,479

Pharmaceuticals—0.65%
Endo Pharmaceuticals Holdings Inc., Sr. Unsec. Sub. Conv. Notes, 1.75%, 04/15/15	2,398,000	3,420,147

GlaxoSmithKline Capital Inc., Sr. Unsec. Gtd. Global Bonds, 5.65%, 05/15/18	75,000	90,370

6.38%, 05/15/38	70,000	92,125

Merck & Co. Inc., Sr. Unsec. Global Notes, 5.00%, 06/30/19	280,000	330,476

Salix Pharmaceuticals Ltd., Sr. Unsec. Conv. Notes, 2.75%, 05/15/15	1,835,000	2,463,488

		6,396,606

Property & Casualty Insurance—0.05%
WR Berkley Corp., Sr. Unsec. Notes, 4.63%, 03/15/22	420,000	420,150

CNA Financial Corp., Sr. Unsec. Notes, 7.35%, 11/15/19	25,000	29,229

		449,379

Railroads—0.06%
CSX Corp., Sr. Unsec. Global Notes, 6.15%, 05/01/37	80,000	92,878

Sr. Unsec. Notes, 5.50%, 04/15/41	380,000	411,059

Union Pacific Corp., Sr. Unsec. Notes, 6.13%, 02/15/20	110,000	134,039

		637,976

Regional Banks—0.17%
Key Bank NA, Sr. Unsec. Gtd. Global Notes, 3.20%, 06/15/12	500,000	502,988

Nationwide Building Society (United Kingdom), Sr. Unsec. Notes, 6.25%, 02/25/20(d)	485,000	508,338

PNC Funding Corp., Sr. Unsec. Gtd. Global Notes, 5.13%, 02/08/20	360,000	408,152

Sr. Unsec. Gtd. Notes, 6.70%, 06/10/19	185,000	225,416

		1,644,894

Restaurants—0.01%
Yum! Brands, Inc., Sr. Unsec. Global Bonds, 6.25%, 03/15/18	110,000	131,336

Retail REIT’s—0.05%
Simon Property Group L.P., Sr. Unsec. Notes, 4.75%, 03/15/42	230,000	220,674

WEA Finance LLC, Sr. Unsec. Gtd. Notes, 7.13%, 04/15/18(d)	270,000	318,904

		539,578

Semiconductor Equipment—0.20%
Novellus Systems Inc., Sr. Unsec. Conv. Notes, 2.63%, 05/15/41(d)	1,399,000	1,951,605

Semiconductors—0.77%
Linear Technology Corp., Sr. Unsec. Conv. Notes, 3.00%, 05/01/14(c)(d)	1,193,000	1,275,019

Series A, Sr. Unsec. Conv. Global Notes, 3.00%, 05/01/14(c)	1,481,000	1,582,818

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen V.I. Equity and Income Fund

	Principal
	Amount	Value

Semiconductors—(continued)
Micron Technology Inc, Series A, Sr. Unsec. Conv. Notes, 1.50%, 08/01/18(c)(d)	$2,200,000	$2,332,000

Xilinx Inc., Jr. Unsec. Conv. Sub. Notes, 3.13%, 03/15/37	635,000	809,625

Jr. Unsec. Sub. Conv. Notes, 3.13%, 03/15/37(d)	1,302,000	1,660,050

		7,659,512

Sovereign Debt—0.01%
Brazilian Government International Bond (Brazil), Sr. Unsec. Global Bonds, 6.00%, 01/17/17	100,000	119,200

Peruvian Government International Bond (Peru), Sr. Unsec. Global Notes, 7.13%, 03/30/19	10,000	12,763

		131,963

Specialized Finance—0.02%
National Rural Utilities Cooperative Finance Corp., Sr. Sec. Collateral Trust Notes, 3.05%, 02/15/22	195,000	194,282

Specialized REIT’s—0.12%
American Tower Corp., Sr. Unsec. Global Notes, 4.63%, 04/01/15	170,000	181,071

Sr. Unsec. Notes, 4.50%, 01/15/18	320,000	335,856

Senior Housing Properties Trust, Sr. Unsec. Notes, 4.30%, 01/15/16	495,000	493,886

Ventas Realty L.P./Ventas Capital Corp., Sr. Unsec. Gtd. Notes, 4.25%, 03/01/22	200,000	194,938

		1,205,751

Steel—0.18%
ArcelorMittal (Luxembourg), Sr. Unsec. Global Bonds, 9.85%, 06/01/19	446,000	536,929

Sr. Unsec. Global Notes, 3.75%, 08/05/15	585,000	595,804

5.50%, 03/01/21	85,000	83,635

6.13%, 06/01/18	15,000	15,837

6.75%, 03/01/41	85,000	79,566

7.00%, 10/15/39	40,000	38,391

Vale Overseas Ltd. (Brazil), Sr. Unsec. Gtd. Global Notes, 4.63%, 09/15/20	20,000	21,071

5.63%, 09/15/19	185,000	208,100

6.88%, 11/10/39	185,000	216,603

		1,795,936

Systems Software—0.22%
Symantec Corp.-Class B, Sr. Unsec. Conv. Global Notes, 1.00%, 06/15/13	1,970,000	2,216,250

Thrifts & Mortgage Finance—0.23%
MGIC Investment Corp., Sr. Unsec. Conv. Notes, 5.00%, 05/01/17	2,943,000	2,288,182

Tobacco—0.00%
Altria Group, Inc., Sr. Unsec. Gtd. Global Notes, 4.13%, 09/11/15	35,000	38,231

Trading Companies & Distributors—0.00%
GATX Corp., Sr. Unsec. Notes, 4.75%, 10/01/12	20,000	20,377

Trucking—0.03%
Ryder System, Inc., Sr. Unsec. Medium-Term Notes, 3.15%, 03/02/15	280,000	290,471

Wireless Telecommunication Services—0.44%
America Movil S.A.B. de C.V. (Mexico), Sr. Unsec. Gtd. Global Notes, 2.38%, 09/08/16	255,000	258,874

Crown Castle Towers LLC, Sr. Sec. Gtd. Notes, 3.21%, 08/15/15(d)	370,000	377,400

SBA Communications Corp., Sr. Unsec. Conv. Notes, 1.88%, 05/01/13	2,909,000	3,687,158

		4,323,432

Total Bonds and Notes (Cost $161,240,363)		173,213,293

U.S. Treasury Securities—9.17%
U.S. Treasury Bills—0.04%
U.S. Treasury Bills, 0.00%, 11/15/12 (i)(j)	340,000	339,725

U.S. Treasury Notes—6.46%
1.00%, 04/30/12	400,000	400,250

0.75%, 05/31/12	800,000	800,750

1.38%, 09/15/12	1,700,000	1,709,048

1.50%, 12/31/13	1,085,000	1,107,124

0.25%, 02/28/14	7,500,000	7,486,523

1.75%, 03/31/14	2,300,000	2,363,609

2.63%, 07/31/14	1,100,000	1,155,859

2.38%, 10/31/14	15,720,000	16,483,894

2.13%, 11/30/14	5,250,000	5,477,227

2.25%, 01/31/15	6,000,000	6,291,562

2.50%, 03/31/15	275,000	291,027

2.13%, 05/31/15	680,000	712,938

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen V.I. Equity and Income Fund

	Principal
	Amount	Value

U.S. Treasury Notes—(continued)
2.25%, 03/31/16	$2,000,000	$2,115,938

2.63%, 04/30/16	2,000,000	2,144,375

4.00%, 08/15/18	3,055,000	3,540,459

1.25%, 01/31/19	9,000,000	8,810,156

3.63%, 08/15/19	1,525,000	1,730,875

3.38%, 11/15/19	300,000	334,922

3.63%, 02/15/20	46,000	52,167

2.63%, 11/15/20	600,000	630,938

2.13%, 08/15/21	175,000	174,863

2.00%, 11/15/21	240,000	236,325

3.88%, 08/15/40	20,000	22,116

		64,072,945

U.S. Treasury Bonds—2.67%
8.13%, 08/15/21	2,700,000	4,109,484

6.63%, 02/15/27	2,500,000	3,668,359

5.38%, 02/15/31	8,995,000	12,094,059

4.25%, 05/15/39	805,000	947,888

4.50%, 08/15/39	40,000	48,981

4.63%, 02/15/40	250,000	312,070

4.38%, 05/15/40	80,000	96,100

4.25%, 11/15/40	2,000,000	2,354,375

3.13%, 11/15/41	3,000,000	2,876,250

		26,507,566

Total U.S. Treasury Securities (Cost $85,060,741)		90,920,236

	Shares

Preferred Stocks—1.69%
Health Care Facilities—0.28%
HealthSouth Corp., Series A, $65.00 Conv. Pfd.	2,785	2,743,921

Health Care Services—0.13%
Omnicare Capital Trust II, Series B, $2.00 Conv. Pfd.	26,407	1,254,332

Multi-Utilities—0.24%
CenterPoint Energy, Inc., $1.88 Conv. Pfd.	62,215	2,336,951

Oil & Gas Storage & Transportation—0.44%
El Paso Energy Capital Trust I, $2.38 Conv. Pfd	95,499	4,402,504

Regional Banks—0.34%
KeyCorp, Series A, $7.75 Conv. Pfd.	30,290	3,401,870

Research & Consulting Services—0.04%
Nielsen Holdings N.V., $3.13 Conv. Pfd. (Netherlands)	7,510	437,927

Trucking—0.22%
2010 Swift Mandatory Common Exchange Security Trust, $0.66 Conv. Pfd.(d)	199,220	$2,216,562

Total Preferred Stocks (Cost $13,630,400)		16,794,067

	Principal
	Amount

U.S. Government Sponsored Agency Securities—0.74%
Federal Home Loan Mortgage Corp. (FHLMC)—0.53%
Sr. Unsec. Global Bonds, 6.75%, 03/15/31	$750,000	1,081,768

Sr. Unsec. Global Notes, 3.00%, 07/28/14	1,020,000	1,080,208

5.00%, 04/18/17	1,500,000	1,774,685

5.50%, 08/23/17	140,000	170,145

Unsec. Global Notes, 4.88%, 06/13/18	1,000,000	1,194,746

		5,301,552

Federal National Mortgage Association (FNMA)—0.21%
Sr. Unsec. Global Notes, 4.38%, 10/15/15	1,700,000	1,913,268

Unsec. Global Notes, 2.63%, 11/20/14	130,000	137,129

		2,050,397

Total U.S. Government Sponsored Agency Securities (Cost $6,710,259)		7,351,949

Municipal Obligation—0.03%
Texas (State of) Transportation Commission, Series 2010 B, Taxable First Tier Build America RB, 5.03%, 04/01/26 (Cost $240,000)	240,000	287,698

Asset-Backed Securities—0.00%
Countrywide Asset-Backed Ctfs., Series 2007-4, Class A1B, Pass Through Ctfs., 5.81%, 09/25/37 (Cost $16,144)	16,473	16,218

U.S. Government Sponsored Mortgage-Backed Securities—0.00%
Federal Home Loan Mortgage Corp. (FHLMC)—0.00%
Pass Through Ctfs., 6.50%, 02/01/26	6,162	6,956

5.50%, 02/01/37	535	582

		7,538

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen V.I. Equity and Income Fund

	Principal
	Amount	Value

Federal National Mortgage Association (FNMA)—0.00%
Pass Through Ctfs., 6.00%, 01/01/17	$1,353	$1,464

5.50%, 03/01/21	552	602

8.00%, 08/01/21	4,115	4,648

9.50%, 04/01/30	10,639	12,762

		19,476

Total U.S. Government Sponsored Mortgage-Backed Securities (Cost $24,844)		27,014

	Shares
Money Market Funds—7.73%
Liquid Assets Portfolio — Institutional Class (k)	38,293,712	38,293,712

Premier Portfolio — Institutional Class (k)	38,293,711	38,293,711

Total Money Market Funds (Cost $76,587,423)		76,587,423

TOTAL INVESTMENTS—99.73% (Cost $865,213,257)		988,739,425

OTHER ASSETS LESS LIABILITIES—0.27%		2,672,695

NET ASSETS—100.00%		$991,412,120

Investment Abbreviations:

ADR	— American Depositary Receipt

Conv.	— Convertible

Ctfs.	— Certificates

Deb.	— Debentures

ETF	— Exchange-Traded Fund

Gtd.	— Guaranteed

Jr.	— Junior

Pfd.	— Preferred

RB	— Revenue Bonds

REIT	— Real Estate Investment Trust

Sec.	— Secured

SPDR	— Standard & Poor’s Depositary Receipt

Sr.	— Senior

Sub.	— Subordinated

Unsec.	— Unsecured

Unsub.	— Unsubordinated
Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2012 was $33,820,994, which represented 3.41% of the Trust’s Net Assets.

(e)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The value of this security at March 31, 2012 represented 0.00% of the Trust’s Net Assets.

(f)	Perpetual bond with no specified maturity date.

(g)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on March 31, 2012.

(h)	Exchangeable for a basket of four common stocks and one ordinary share.

(i)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(j)	All or a portion of the value was pledged as collateral to cover margin requirements for open future contracts. See Note 1F and Note 3.

(k)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen V.I. Equity and Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2012
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Invesco Van Kampen V.I. Equity and Income Fund

A.	Security Valuations — (continued)
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
E.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation
Invesco Van Kampen V.I. Equity and Income Fund

E.	Foreign Currency Contracts — (continued)
(depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
F.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
G.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
        The following is a summary of the tiered valuation input levels, as of March 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Van Kampen V.I. Equity and Income Fund

NOTE 2 — Additional Valuation Information — (continued)

	Level 1	Level 2	Level 3	Total

Equity Securities	$709,187,656	$7,735,361	$—	$716,923,017

U.S. Treasury Securities	—	90,920,236	—	90,920,236

U.S. Government Sponsored Securities	—	7,378,963	—	7,378,963

Corporate Debt Securities	—	173,081,330	—	173,081,330

Asset Backed Securities	—	16,218	—	16,218

Municipal Obligations	—	287,698	—	287,698

Foreign Government Debt Securities	—	131,963	—	131,963

	$709,187,656	$279,551,769	$—	$988,739,425

Foreign Currency Contracts*	—	(312,005)	—	(312,005)

Futures*	267,721	—	—	267,721

Total Investments	$709,455,377	$279,239,764	$—	$988,695,141

*	Unrealized appreciation (depreciation)
NOTE 3 — Derivative Investments
Open Foreign Currency Contracts

		Contract to				Notional	Unrealized Appreciation
Settlement Date	Counterparty		Deliver		Receive	Value	(Depreciation)

04/16/12	Bank of New York	EUR	9,429,080	USD	12,426,868	$12,576,232	$(149,364)

04/16/12	State Street	EUR	2,634,554	USD	3,473,132	3,513,891	(40,759)

04/16/12	State Street	GBP	5,403,528	USD	8,520,500	8,642,381	(121,882)

Total open foreign currency contracts							$(312,005)

Currency Abbreviations:
EUR — Euro
GBP — British Pound Sterling
USD — U.S. Dollar
Open Futures Contracts

				Unrealized
	Number of	Expiration	Notional	Appreciation
Long Contracts	Contracts	Month	Value	(Depreciation)

U.S. Treasury 2 Year Notes	31	June-2012	$6,829,203	$(4,909)

Short Contracts
U.S. Treasury 5 Year Notes	72	June-2012	(8,881,313)	58,349

U.S. Treasury 10 Year Notes	37	June-2012	(4,862,609)	71,610

U.S. Treasury Long Bond	30	June-2012	(4,276,172)	142,671

Subtotal			$(18,020,094)	$272,630

Total				$267,721

Invesco Van Kampen V.I. Equity and Income Fund

NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2012 was $48,520,422 and $61,721,791, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$134,681,507

Aggregate unrealized (depreciation) of investment securities	(17,168,497)

Net unrealized appreciation of investment securities	$117,513,010

Cost of investments for tax purposes is $871,226,415
Invesco Van Kampen V.I. Equity and Income Fund

Invesco Van Kampen V.I. Growth and Income Fund
Quarterly Schedule of Portfolio Holdings
March 31, 2012

invesco.com/us	VK-VIGRI-QTR-1 03/12	Invesco Advisers, Inc.

Schedule of Investments(a)
March 31, 2012
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—92.85%
Agricultural Products—1.05%
Archer-Daniels-Midland Co.	676,619	$21,421,758

Asset Management & Custody Banks—1.73%
Northern Trust Corp.	352,664	16,733,907

State Street Corp.	407,551	18,543,570

		35,277,477

Cable & Satellite—4.02%
Comcast Corp. -Class A	1,612,561	48,392,956

Time Warner Cable Inc.	413,939	33,736,028

		82,128,984

Computer Hardware—1.67%
Dell Inc. (b)	991,342	16,456,277

Hewlett-Packard Co.	743,717	17,722,776

		34,179,053

Data Processing & Outsourced Services—0.87%
Western Union Co. (The)	1,006,991	17,723,042

Diversified Banks—2.76%
Comerica, Inc.	458,916	14,850,522

U.S. Bancorp	492,083	15,589,189

Wells Fargo & Co.	756,004	25,809,977

		56,249,688

Diversified Chemicals—1.05%
PPG Industries, Inc.	224,496	21,506,717

Diversified Support Services—0.73%
Cintas Corp.	382,663	14,969,777

Drug Retail—0.94%
Walgreen Co.	574,252	19,231,699

Electric Utilities—3.25%
American Electric Power Co., Inc.	543,026	20,949,943

Edison International	408,953	17,384,592

Entergy Corp.	158,767	10,669,142

FirstEnergy Corp.	382,047	17,417,523

		66,421,200

Food Distributors—1.29%
Sysco Corp.	884,202	26,402,272

Health Care Distributors—0.68%
Cardinal Health, Inc.	319,740	13,783,991

Health Care Equipment—1.56%
Medtronic, Inc.	813,440	31,878,714

Home Improvement Retail—1.32%
Home Depot, Inc. (The)	537,049	27,018,935

Hotels, Resorts & Cruise Lines—0.91%
Carnival Corp.	576,275	18,486,902

Household Products—3.00%
Energizer Holdings, Inc. (b)	143,781	10,665,675

Procter & Gamble Co. (The)	751,036	50,477,129

		61,142,804

Industrial Conglomerates—6.93%
General Electric Co.	4,578,088	91,882,226

Tyco International Ltd.	881,202	49,505,929

		141,388,155

Industrial Machinery—1.38%
Ingersoll-Rand PLC (Ireland)	679,710	28,106,009

Insurance Brokers—3.41%
Aon PLC (b)	260,503	12,780,277

Marsh & McLennan Cos., Inc.	1,729,803	56,720,241

		69,500,518

Integrated Oil & Gas—5.68%
ConocoPhillips	203,382	15,459,066

Exxon Mobil Corp.	290,420	25,188,127

Hess Corp.	384,258	22,652,009

Occidental Petroleum Corp.	209,569	19,957,256

Royal Dutch Shell PLC -ADR (United Kingdom)	467,289	32,770,977

		116,027,435

Integrated Telecommunication Services—1.20%
Verizon Communications Inc.	637,873	24,385,885

Internet Software & Services—2.61%
eBay Inc. (b)	1,441,209	53,166,200

Investment Banking & Brokerage—1.02%
Charles Schwab Corp. (The)	1,454,010	20,894,124

Investment Companies — Exchange Traded Funds—0.39%
SPDR S&P Homebuilders ETF	370,300	7,898,499

IT Consulting & Other Services—1.01%
Amdocs Ltd. (b)	654,399	20,665,920

Managed Health Care—2.73%
Cigna Corp.	312,315	15,381,514

UnitedHealth Group Inc.	669,961	39,487,501

See accompanying notes which are an intrgral part of this schedule.
Invesco Van Kampen V.I. Growth and Income Fund

	Shares	Value

Managed Health Care—(continued)
WellPoint, Inc.	12,150	$896,670

		55,765,685

Movies & Entertainment—3.60%
Time Warner Inc.	929,598	35,092,324

Viacom Inc. -Class B	809,695	38,428,125

		73,520,449

Oil & Gas Equipment & Services—1.80%
Baker Hughes Inc.	311,343	13,057,725

Cameron International Corp. (b)	227,902	12,040,063

Schlumberger Ltd.	166,749	11,660,758

		36,758,546

Oil & Gas Exploration & Production—3.22%
Anadarko Petroleum Corp.	572,581	44,855,996

Devon Energy Corp.	260,268	18,510,260

WPX Energy Inc. (b)	134,791	2,427,586

		65,793,842

Oil & Gas Storage & Transportation—0.89%
Williams Cos., Inc. (The)	592,072	18,241,738

Other Diversified Financial Services—7.09%
Citigroup Inc.	1,072,724	39,208,062

JPMorgan Chase & Co.	2,293,292	105,445,566

		144,653,628

Packaged Foods & Meats—2.36%
Kraft Foods Inc. -Class A	536,438	20,390,008

Unilever N.V. -New York Shares (Netherlands)	814,799	27,727,610

		48,117,618

Personal Products—1.61%
Avon Products, Inc.	1,694,873	32,812,741

Pharmaceuticals—6.53%
Abbott Laboratories	101,199	6,202,487

Bristol-Myers Squibb Co.	996,462	33,630,593

Eli Lilly & Co.	231,004	9,302,531

Hospira, Inc. (b)	166,736	6,234,259

Merck & Co., Inc.	945,398	36,303,283

Pfizer Inc.	1,834,131	41,561,408

		133,234,561

Property & Casualty Insurance—0.74%
Chubb Corp. (The)	217,328	15,019,538

Regional Banks—3.73%
BB&T Corp.	653,241	20,505,235

Fifth Third Bancorp	1,122,029	15,764,507

PNC Financial Services Group, Inc.	616,677	39,769,500

		76,039,242

Semiconductor Equipment—0.87%
Applied Materials, Inc.	1,434,480	17,844,931

Semiconductors—0.96%
Intel Corp.	698,355	19,630,759

Soft Drinks—2.07%
Coca-Cola Co. (The)	285,111	21,101,065

PepsiCo, Inc.	319,269	21,183,498

		42,284,563

Systems Software—2.44%
Microsoft Corp.	1,545,815	49,852,534

Wireless Telecommunication Services—1.75%
Vodafone Group PLC -ADR (United Kingdom)	1,289,726	35,686,718

Total Common Stocks & Other Equity Interests (Cost $1,643,040,754)		1,895,112,851

Money Market Funds—8.04%
Liquid Assets Portfolio — Institutional Class (c)	82,047,062	82,047,062

Premier Portfolio — Institutional Class (c)	82,047,062	82,047,062

Total Money Market Funds (Cost $164,094,124)		164,094,124

TOTAL INVESTMENTS—100.89% (Cost $1,807,134,878)		2,059,206,975

OTHER ASSETS LESS LIABILITIES—(0.89)%		(18,171,551)

NET ASSETS—100.00%		$2,041,035,424

Investment Abbreviations:

ADR	— American Depositary Receipt
ETF	— Exchange-Traded Fund
SPDR	— Standard & Poor’s Depositary Receipt.
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an intrgral part of this schedule.
Invesco Van Kampen V.I. Growth and Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2012
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Van Kampen V.I. Growth and Income Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
     The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
E.	Foreign Currency Contracts — The Fund may enter into foreign currency contracts to manage or minimize currency or exchange rate risk. The Fund may also enter into foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security. A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The use of foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with foreign currency contracts include failure of the counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.
Invesco Van Kampen V.I. Growth and Income Fund

NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of March 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$2,059,206,975	$—	$—	$2,059,206,975

Foreign Currency Contracts*	—	(944,858)	—	(944,858)

Total Investments	$2,059,206,975	$(944,858)	$—	$2,058,262,117

*	Unrealized appreciation (depreciation).
NOTE 3 — Derivative Investments

Open Foreign Currency Contracts

							Unrealized
Settlement		Contract to				Notional	Appreciation
Date	Counterparty		Deliver		Receive	Value	(Depreciation)

04/16/12	State Street Bank	EUR	7,903,662	USD	10,419,397	$10,541,673	$(122,276)

04/16/12	Bank of New York	EUR	28,287,240	USD	37,280,603	37,728,696	(448,093)

04/16/12	State Street Bank	GBP	16,602,625	USD	26,179,683	26,554,172	(374,489)

Total open foreign currency contracts							$(944,858)

EUR	— Euro

GBP	— British Pound Sterling

USD	— U.S. Dollar

Invesco Van Kampen V.I. Growth and Income Fund

NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2012 was $84,166,774 and $129,459,665, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$295,914,634

Aggregate unrealized (depreciation) of investment securities	(45,820,355)

Net unrealized appreciation of investment securities	$250,094,279

Cost of investments for tax purposes is $1,809,112,696.
Invesco Van Kampen V.I. Growth and Income Fund

Invesco Van Kampen V.I. Mid Cap Growth Fund
Quarterly Schedule of Portfolio Holdings
March 31, 2012

invesco.com/us	VK-VIMCG-QTR-1 03/12	Invesco Advisers, Inc.

Schedule of Investments(a)
March 31, 2012
(Unaudited)

	Shares	Value

Common Stocks & Other Equity Interests—97.48%
Aerospace & Defense—1.04%
Triumph Group, Inc.	11,910	$746,281

Apparel Retail—0.50%
American Eagle Outfitters, Inc.	20,629	354,613

Apparel, Accessories & Luxury Goods—3.08%
Coach, Inc.	14,433	1,115,382

Michael Kors Holdings Ltd. (b)	23,410	1,090,672

		2,206,054

Application Software—4.62%
Autodesk, Inc. (b)	8,600	363,952

Citrix Systems, Inc. (b)	16,338	1,289,231

Nuance Communications, Inc. (b)	38,145	975,749

Salesforce.com, Inc. (b)	4,364	674,282

		3,303,214

Asset Management & Custody Banks—1.81%
Affiliated Managers Group, Inc. (b)	11,552	1,291,629

Auto Parts & Equipment—1.53%
BorgWarner, Inc. (b)	12,993	1,095,830

Automobile Manufacturers—1.58%
Tesla Motors, Inc. (b)(c)	30,371	1,131,016

Automotive Retail—1.10%
O’Reilly Automotive, Inc. (b)	8,623	787,711

Biotechnology—2.07%
Alexion Pharmaceuticals, Inc. (b)	5,974	554,745

BioMarin Pharmaceutical Inc. (b)	27,007	924,990

		1,479,735

Broadcasting—1.88%
Discovery Communications, Inc. -Class A (b)	26,593	1,345,606

Building Products—1.28%
Lennox International Inc.	22,696	914,649

Communications Equipment—2.93%
F5 Networks, Inc. (b)	6,156	830,814

Riverbed Technology, Inc. (b)	31,171	875,282

Sycamore Networks, Inc. (b)	21,940	389,215

		2,095,311

Computer Storage & Peripherals—0.22%
NetApp, Inc. (b)	3,562	159,471

Construction & Engineering—1.67%
KBR, Inc.	19,516	693,794

MasTec Inc. (b)	27,798	502,866

		1,196,660

Construction & Farm Machinery & Heavy Trucks—1.35%
AGCO Corp. (b)	20,476	966,672

Consumer Finance—1.96%
Discover Financial Services	42,170	1,405,948

Data Processing & Outsourced Services—1.02%
VeriFone Systems, Inc. (b)	14,083	730,485

Electrical Components & Equipment—2.48%
Cooper Industries PLC (Ireland)	18,491	1,182,499

Polypore International, Inc. (b)(c)	16,910	594,556

		1,777,055

Electronic Components—1.55%
Amphenol Corp. -Class A	18,510	1,106,343

Fertilizers & Agricultural Chemicals—1.45%
Intrepid Potash, Inc. (b)	42,568	1,035,679

General Merchandise Stores—1.68%
Dollar Tree, Inc. (b)	12,746	1,204,370

Health Care Equipment—1.74%
Hologic, Inc. (b)	34,126	735,415

NxStage Medical, Inc. (b)	26,517	510,983

		1,246,398

Health Care Facilities—2.09%
Brookdale Senior Living Inc. (b)	42,229	790,527

Universal Health Services, Inc. -Class B	16,806	704,339

		1,494,866

Health Care Services—3.70%
DaVita, Inc. (b)	14,131	1,274,192

Express Scripts, Inc. (b)	13,298	720,486

HMS Holdings Corp. (b)	21,028	656,284

		2,650,962

Health Care Technology—0.86%
Allscripts Healthcare Solutions, Inc. (b)	37,134	616,424

Homebuilding—0.77%
Toll Brothers, Inc. (b)	22,983	551,362

Hotels, Resorts & Cruise Lines—1.52%
Starwood Hotels & Resorts Worldwide, Inc.	19,345	1,091,251

Household Products—1.58%
Church & Dwight Co., Inc.	22,944	1,128,615

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen V.I. Mid Cap Growth Fund

	Shares	Value

Human Resource & Employment Services—1.23%
Robert Half International, Inc.	29,104	$881,851

Industrial Gases—1.48%
Airgas, Inc.	11,889	1,057,764

Industrial Machinery—2.85%
Flowserve Corp.	9,777	1,129,341

Gardner Denver Inc.	8,426	531,007

Graco Inc.	7,135	378,583

		2,038,931

Internet Software & Services—1.97%
Equinix, Inc. (b)	8,938	1,407,288

IT Consulting & Other Services—1.50%
Cognizant Technology Solutions Corp. -Class A (b)	13,987	1,076,300

Life Sciences Tools & Services—1.17%
Agilent Technologies, Inc.	18,747	834,429

Managed Health Care—1.04%
Cigna Corp.	15,130	745,152

Metal & Glass Containers—0.97%
Owens-Illinois, Inc. (b)	29,729	693,875

Movies & Entertainment—1.30%
Cinemark Holdings, Inc.	42,474	932,304

Oil & Gas Drilling—0.93%
Ensco PLC -ADR (United Kingdom)	12,566	665,118

Oil & Gas Equipment & Services—3.11%
Cameron International Corp. (b)	22,444	1,185,717

Weatherford International Ltd. (b)	69,148	1,043,443

		2,229,160

Oil & Gas Exploration & Production—4.19%
Cabot Oil & Gas Corp.	20,978	653,884

Pioneer Natural Resources Co.	5,806	647,892

Plains Exploration & Production Co. (b)	16,376	698,436

Sanchez Energy Corp. (b)	3,546	79,608

Whiting Petroleum Corp. (b)	16,940	919,842

		2,999,662

Pharmaceuticals—0.82%
Endo Pharmaceuticals Holdings Inc. (b)	15,057	583,158

Railroads—1.66%
Kansas City Southern (b)	16,594	1,189,624

Restaurants—3.72%
Chipotle Mexican Grill, Inc. (b)	1,612	673,816

Jack in the Box Inc. (b)	30,490	730,845

Panera Bread Co. -Class A (b)	7,806	1,256,142

		2,660,803

Semiconductors—5.42%
Atmel Corp. (b)	85,418	842,222

Avago Technologies Ltd. (Singapore)	36,303	1,414,728

Broadcom Corp. -Class A	19,033	747,997

ON Semiconductor Corp. (b)	97,335	876,988

		3,881,935

Soft Drinks—1.48%
Monster Beverage Corp. (b)	17,112	1,062,484

Specialty Chemicals—3.14%
Albemarle Corp.	17,502	1,118,728

LyondellBasell Industries N.V. -Class A (Netherlands)	25,798	1,126,083

		2,244,811

Specialty Stores—5.18%
Dick’s Sporting Goods, Inc.	24,129	1,160,122

PetSmart, Inc.	22,598	1,293,058

Ulta Salon, Cosmetics & Fragrance, Inc.	13,468	1,251,042

		3,704,222

Technology Distributors—1.20%
Avnet, Inc. (b)	23,599	858,768

Trucking—1.29%
J.B. Hunt Transport Services, Inc.	16,928	920,375

Wireless Telecommunication Services—2.77%
NII Holdings Inc. (b)	31,905	584,181

SBA Communications Corp. -Class A (b)	27,555	1,400,069

		1,984,250

Total Common Stocks & Other Equity Interests (Cost $58,910,943)		69,766,474

Money Market Funds—3.17%
Liquid Assets Portfolio — Institutional Class (d)	1,133,774	1,133,774

Premier Portfolio — Institutional Class (d)	1,133,773	1,133,773

Total Money Market Funds (Cost $2,267,547)		2,267,547

TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)—100.65% (Cost $61,178,490)		72,034,021

Investments Purchased with Cash Collateral from Securities on Loan—1.70%
Liquid Assets Portfolio — Institutional Class (Cost $1,215,239) (d)(e)	1,215,239	1,215,239

TOTAL INVESTMENTS—102.35% (Cost $62,393,729)		73,249,260

OTHER ASSETS LESS LIABILITIES—(2.35%)		(1,679,098)

NET ASSETS—100.00%		$71,570,162

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen V.I. Mid Cap Growth Fund

Investment Abbreviations:
ADR	— American Depositary Receipt
Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	All or a portion of this security was out on loan at March 31, 2012.

(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1D.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen V.I. Mid Cap Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2012
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Van Kampen V.I. Mid Cap Growth Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Invesco Van Kampen V.I. Mid Cap Growth Fund

NOTE 2 — Additional Valuation Information-(continued)
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
     The following is a summary of the tiered valuation input levels, as of March 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$73,249,260	$—	$—	$73,249,260

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2012 was $22,256,174 and $23,900,583, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$12,528,810

Aggregate unrealized (depreciation) of investment securities	(1,769,004)

Net unrealized appreciation of investment securities	$10,759,806

Cost of investments for tax purposes is $62,489,454.
NOTE 4 — Subsequent Event
The Board of Trustees of the Fund unanimously approved an Agreement and Plan of Reorganization (the “Agreement”) pursuant to which the Fund would acquire all of the assets and liabilities of Invesco V.I. Capital Development Fund (the “Target Fund”) in exchange for shares of the Fund.
     The Target Fund’s shareholders approved the Agreement on April 2, 2012 and the reorganization was consummated on April 30, 2012. Upon closing of the reorganization, shareholders of the Target Fund received a corresponding class of shares of the Fund in exchange for their shares of the Target Fund and the Target Fund liquidated and ceased operations.
Invesco Van Kampen V.I. Mid Cap Growth Fund

Invesco Van Kampen V.I. Mid Cap Value Fund
Quarterly Schedule of Portfolio Holdings
March 31, 2012

invesco.com/us	VK-VIMCV-QTR-1 03/12	Invesco Advisers, Inc.

Schedule of Investments (a)
March 31, 2012
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests—86.58%
Alternative Carriers—3.35%
tw telecom, inc. (b)	498,633	$11,049,707

Asset Management & Custody Banks—2.32%
Northern Trust Corp.	161,284	7,652,926

Computer Hardware—2.15%
Diebold, Inc.	184,739	7,116,146

Data Processing & Outsourced Services—3.78%
Fidelity National Information Services, Inc.	376,792	12,479,351

Diversified Banks—2.03%
Comerica Inc.	207,017	6,699,070

Electric Utilities—3.35%
Edison International	259,989	11,052,132

Electronic Manufacturing Services—1.45%
Flextronics International Ltd. (Singapore)(b)	660,159	4,772,950

Food Distributors—1.17%
Sysco Corp.	129,951	3,880,337

Food Retail—0.89%
Safeway Inc.	144,665	2,923,680

Health Care Facilities—4.49%
Brookdale Senior Living Inc. (b)	389,897	7,298,872

HealthSouth Corp. (b)	368,196	7,540,654

		14,839,526

Heavy Electrical Equipment—2.39%
Babcock & Wilcox Co. (The) (b)	306,868	7,901,851

Home Furnishings—2.78%
Mohawk Industries, Inc. (b)	137,949	9,174,988

Housewares & Specialties—3.30%
Newell Rubbermaid Inc.	612,602	10,910,442

Industrial Machinery—4.12%
Ingersoll-Rand PLC (Ireland)	80,675	3,335,911

Snap-on Inc.	168,504	10,273,689

		13,609,600

Insurance Brokers—4.64%
Marsh & McLennan Cos., Inc.	274,110	8,988,067

Willis Group Holdings PLC (Ireland)	181,233	6,339,530

		15,327,597

Integrated Oil & Gas—1.81%
Murphy Oil Corp.	106,481	5,991,686

Investment Banking & Brokerage—0.49%
Charles Schwab Corp. (The)	113,246	1,627,345

Life Sciences Tools & Services—0.96%
PerkinElmer, Inc.	115,066	3,182,726

Motorcycle Manufacturers—1.97%
Harley-Davidson, Inc.	132,525	6,504,327

Multi-Utilities—3.32%
CenterPoint Energy, Inc.	282,897	5,578,729

Wisconsin Energy Corp.	152,877	5,378,213

		10,956,942

Office Electronics—2.90%
Zebra Technologies Corp. — Class A (b)	232,690	9,582,174

Oil & Gas Exploration & Production—3.10%
Pioneer Natural Resources Co.	65,784	7,340,837

WPX Energy Inc. (b)	160,887	2,897,575

		10,238,412

Oil & Gas Storage & Transportation—1.99%
Williams Cos., Inc. (The)	213,315	6,572,235

Packaged Foods & Meats—2.72%
ConAgra Foods, Inc.	342,513	8,994,391

Paper Packaging—2.02%
Sonoco Products Co.	201,340	6,684,488

Personal Products—1.17%
Avon Products, Inc.	199,098	3,854,537

Property & Casualty Insurance—2.61%
ACE Ltd. (Switzerland)(b)	117,622	8,609,930

Regional Banks—4.65%
BB&T Corp.	249,560	7,833,689

Wintrust Financial Corp.	209,765	7,507,489

		15,341,178

Restaurants—2.21%
Darden Restaurants, Inc.	142,449	7,287,691

See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen V.I. Mid Cap Value Fund

	Shares	Value
Retail REIT’s—1.70%
Weingarten Realty Investors	212,000	$5,603,160

Specialty Chemicals—5.24%
Valspar Corp. (The)	158,657	7,661,547

W.R. Grace & Co. (b)	167,143	9,660,865

		17,322,412

Specialty Stores—2.57%
Staples, Inc.	524,691	8,489,500

Systems Software—1.95%
BMC Software, Inc. (b)	160,171	6,432,467

Trucking—0.99%
Swift Transportation Co. (b)	282,352	3,258,342

Total Common Stocks & Other Equity Interests (Cost $237,500,239)		285,924,246

Preferred Stocks—0.85%
Health Care Facilities—0.85%
HealthSouth Corp. Series A, $65.00 Conv. Pfd. (Cost $2,375,148)	2,851	2,808,948

Money Market Funds—12.67%
Liquid Assets Portfolio — Institutional Class (c)	20,924,929	20,924,929

Premier Portfolio — Institutional Class (c)	20,924,930	20,924,930

Total Money Market Funds (Cost $41,849,859)		41,849,859

TOTAL INVESTMENTS—100.10% (Cost $281,725,246)		330,583,053

OTHER ASSETS LESS LIABILITIES—(0.10%)		(327,647)

NET ASSETS—100.00%		$330,255,406

Investment Abbreviations:

Conv.	— Convertible

Pfd.	— Preferred

REIT	— Real Estate Investment Trust
Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.

(c)	The money market fund and the Fund are affiliated by having the same investment adviser.
See accompanying notes which are an integral part of this schedule.
Invesco Van Kampen V.I. Mid Cap Value Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2012
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
     Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
     Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
     Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
     Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
     Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
                         Invesco Van Kampen V.I. Mid Cap Value Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.
     The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
     The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Call Options Written and Purchased — The Fund may write and/or buy call options. A call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security at the stated exercise price during the option period. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written. When the Fund writes a call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on these contracts are included in the Statement of Operation. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities. The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

E.	Put Options Purchased — The Fund may purchase put options including options on securities indexes and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on these contracts are included in
Invesco Van Kampen V.I. Mid Cap Value Fund

E.	Put Options Purchased—(continued) the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.
NOTE 2 — Additional Valuation Information
Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of March 31, 2012. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total

Equity Securities	$327,774,105	$2,808,948	$—	$330,583,053

NOTE 3 — Derivative Investments
Transactions During the Period

	Call Option Contracts
	Number of	Premiums
	Contracts	Received

Beginning of period	—	$—

Written	2,425	390,068

Closed	(2,425)	(390,068)

End of period	—	$—

Invesco Van Kampen V.I. Mid Cap Value Fund

NOTE 4 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the three months ended March 31, 2012 was $11,256,751 and $27,803,775 respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$54,584,628

Aggregate unrealized (depreciation) of investment securities	(6,702,584)

Net unrealized appreciation of investment securities	$47,882,044

Cost of investments for tax purposes is $282,701,009.
Invesco Van Kampen V.I. Mid Cap Value Fund

Item 2. Controls and Procedures.
(a)	As of March 21, 2012, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of March 21, 2012, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.
(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

By:	/s/ Philip A. Taylor Philip A. Taylor
Principal Executive Officer

Date:	May 30, 2012
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor Philip A. Taylor
Principal Executive Officer

Date:	May 30, 2012

By:	/s/ Sheri Morris Sheri Morris
Principal Financial Officer

Date:	May 30, 2012

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.